                                                  NICHOLAS-APPLEGATE-Registered
                                                                     Trademark-
                                                            INSTITUTIONAL FUNDS





                                  Annual Report
                              Institutional Shares
                                 MARCH 31, 2000

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER,

We are pleased to bring you the Nicholas-Applegate Institutional Funds Annual
       Report for fiscal year ended March 31, 2000. During the period, we commemorated the close of the millennium amid unparalleled developments in the world's capital markets. The year also marked a successful celebration of Nicholas-Applegate's 15th year anniversary.

  In the United States, a strong economy, subdued inflation and the robust growth in technology and telecommunications drove unprecedented gains in the equity market. 1999 capped the best decade ever for US stock investors. The S&P 500 Index climbed 433.0% or 18.2% on an annualized basis -- for the decade.

  Strong returns among technology stocks helped growth stocks significantly outperform value stocks, especially within the smaller-cap segment. Spurred by accelerating growth in wireless communications and Internet-related commerce, technology stocks emerged as investor favorites for the most part of the period. Despite a sell-off triggered by concerns over high valuations in the sector toward the end of the fiscal year, we believe technology will continue to play an important role in driving global economic growth in years to come.

  Overseas, signs of economic re-acceleration, corporate restructurings, strong growth in technology and telecommunications, as well as brisk merger and acquisition activity boosted returns for stocks in Europe, Japan and emerging markets. Favorable developments in international markets have created a global market environment with unmatched opportunities. For instance, in 1970, the US market accounted for 66% of the world's market capitalization. Today, the United States represents less than half.

  Fixed income markets were negatively affected by rising short-term interest rates during much of the period. The Federal Reserve raised short-term interest rates five times in the fiscal year. At the same time, inflation remained subdued despite investor worries. US economic growth was solid and the Fed remains committed to fighting inflation -- all positive signs for bonds over the long-term.

  It was in this dynamic market environment that Nicholas-Applegate celebrated its 15th anniversary in 1999. Over the last 12 months, Nicholas-Applegate has continued to achieve solid performance results by adhering to our investment philosophy and process. To ensure continued strong performance and dedicated client service, we implemented a number of initiatives during the fiscal year. These include hiring additional talented professionals across various areas of the firm and enhancing infrastructure to strengthen our position as a leader in investment technology.

  As we continue to sharpen our competitive focus, I believe Nicholas-Applegate is better positioned to deliver superior long-term performance results and responsive client service than at any point in our 15-year history.

  And as we mark the beginning of a new century, we look forward to the opportunity to contribute to the success of your investment goals. Thank you for your support of the Nicholas-Applegate Institutional Funds. We welcome your comments and look forward to continuing our work with you in the coming years.

Sincerely Yours,

/S/ ART NICHOLAS
Art Nicholas
Chairman

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                PAGE
The Funds' Review and Outlook, Performance and Schedule of
 Investments
  Worldwide Growth..........................................      1
  Global Blue Chip..........................................      7
  Global Growth & Income....................................     12
  Global Technology.........................................     17
  Global Health Care........................................     22
  International Core Growth.................................     26
  International Small Cap Growth............................     32
  Emerging Countries........................................     38
  Pacific Rim...............................................     43
  Latin America.............................................     47
  Large Cap Growth..........................................     51
  Mid Cap Growth............................................     54
  Small Cap Growth..........................................     58
  Mini Cap Growth...........................................     66
  Value.....................................................     71
  Convertible...............................................     75
  Short Intermediate........................................     80
  High Quality Bond.........................................     85
  High Yield Bond...........................................     92
The Funds'
  Financial Highlights......................................     98
  Statement of Assets and Liabilities.......................    104
  Statement of Operations...................................    108
  Statement of Changes in Net Assets........................    112
  Notes to the Financial Statements.........................    119
  Report of Independent Auditors............................    127

------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds. Distributor: Nicholas-Applegate Securities.

WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Partner, Portfolio Manager; LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; MELISA A. GRIGOLITE, Portfolio Manager.

CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Worldwide Growth Fund seeks to maximize long-term capital appreciation through investment in growth-oriented companies around the world including the United States.

  MARKET OVERVIEW: World stock markets surged in the 12-month period ended March 31, 2000.

  US stocks performed well despite the fact that during the fiscal year, the Federal Reserve hiked interest rates on five separate occasions by a total of 1.25%. Investor concerns over higher rates were offset by optimism about the vigorous economy, strong corporate earnings and productivity gains. These positive factors propelled US stocks higher, particularly technology issues. Mirroring the trend in the United States, overseas markets also profited from investors' continued preference for technology names.

  In developed non-US countries, stocks benefited from improving economies and an increased focus by corporate managements on enhancing shareholder value. Restructurings and record levels of merger and acquisition activity characterized European markets. Amid renewed inflationary pressures in its region, the European Central Bank raised key short-term interest rates for the 11 countries in the European Monetary Union in November 1999 and March 2000. Stocks in Japan, the world's second largest economy, posted solid gains. The MSCI Japan Index climbed 45.1% in the fiscal year, driven by signs of a pick-up in economic growth, increased consumer confidence and structural reform. Structural reforms were also implemented in many of the emerging countries of the world, paving the way for solid stock market returns.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund was up 73.8% versus 21.9% for the MSCI World Index.

  PORTFOLIO SPECIFICS: Stock selection, particularly in the technology sector, contributed to outperformance during the period. In the United States, some of the fund's top performers were Cisco, a leading supplier of networking products and services, and Qualcomm, a provider of digital wireless communications products, technologies and services based on its Code Division Multiple Access
(CDMA) technology. Overseas, major contributors to performance included NTT Mobile Communications Network, a Japanese wireless communications company; ARM Holdings PLC, a UK-based designer of reduced instruction set computing (RISC) microprocessors; and Biovail, a global pharmaceutical company located in Canada.

  MARKET OUTLOOK: Many of the positive themes driving gains in worldwide stock markets during the period remain intact, specifically:
  - Accelerating economic growth and corporate profitability

  - Heightened interest in technology and wireless communications, which drives productivity gains

  - The brisk pace of mergers and acquisitions activity

  - Ongoing trends of deregulation and privatization

  All of these factors bode well for continued strength in global markets, creating exciting investment opportunities for the Worldwide Growth Fund.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI WORLD INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 3/31/00                       SINCE
                           1 YEAR                                 5 YEARS                         INCEPTION
                           73.81%                                 33.84%                           26.57%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES  MSCI WORLD INDEX
4/19/93                                 $250,000.00       $250,000.00
4/93                                     252,968.04        253,551.70
5/93                                     264,155.25        259,332.68
6/93                                     263,470.32        257,076.48
7/93                                     266,210.05        262,320.84
8/93                                     284,018.26        274,282.68
9/93                                     284,474.89        269,143.44
10/93                                    285,388.13        276,491.06
11/93                                    268,493.15        260,814.01
12/93                                    286,073.06        273,515.66
1/94                                     307,534.25        291,485.63
2/94                                     306,849.32        287,667.17
3/94                                     300,228.31        275,182.42
4/94                                     306,392.69        283,630.52
5/94                                     300,228.31        284,311.23
6/94                                     295,205.48        283,458.30
7/94                                     302,968.04        288,787.31
8/94                                     315,296.80        297,422.05
9/94                                     310,730.59        289,540.37
10/94                                    312,328.77        297,734.36
11/94                                    297,031.96        284,753.14
12/94                                    294,624.53        287,458.30
1/95                                     283,169.45        283,060.19
2/95                                     290,729.80        287,119.27
3/95                                     299,206.56        300,441.60
4/95                                     310,890.73        310,836.88
5/95                                     310,890.73        313,416.83
6/95                                     316,618.27        313,260.12
7/95                                     339,070.22        328,421.91
8/95                                     338,153.81        321,032.42
9/95                                     346,630.57        330,310.26
10/95                                    334,946.39        325,025.29
11/95                                    337,924.71        336,238.66
12/95                                    339,841.23        345,989.58
1/96                                     343,811.88        352,182.80
2/96                                     350,818.92        354,260.68
3/96                                     360,161.63        360,070.55
4/96                                     383,284.85        368,460.20
5/96                                     387,489.07        368,718.12
6/96                                     385,153.39        370,524.84
7/96                                     364,599.42        357,371.21
8/96                                     373,007.86        361,409.50
9/96                                     385,620.53        375,468.33
10/96                                    385,854.09        378,021.51
11/96                                    403,887.01        399,115.11
12/96                                    402,739.61        392,649.45
1/97                                     416,508.48        397,321.98
2/97                                     412,205.71        401,811.72
3/97                                     407,616.08        393,775.48
4/97                                     417,655.89        406,573.19
5/97                                     444,333.08        431,577.44
6/97                                     468,715.47        453,026.83
7/97                                     503,998.21        473,820.77
8/97                                     476,173.61        442,027.39
9/97                                     515,185.42        465,985.28
10/97                                    473,305.09        441,381.25
11/97                                    473,717.48        449,105.43
12/97                                    474,947.92        454,494.69
1/98                                     485,099.00        467,084.19
2/98                                     518,320.75        498,603.04
3/98                                     550,619.67        519,594.22
4/98                                     570,306.63        524,592.72
5/98                                     571,844.67        517,940.88
6/98                                     588,763.15        530,164.29
7/98                                     597,902.68        529,209.99
8/98                                     500,111.79        458,560.46
9/98                                     510,612.83        466,585.27
10/98                                    538,178.05        508,671.26
11/98                                    579,280.14        538,835.46
12/98                                    655,343.88        565,076.75
1/99                                     711,146.09        577,395.43
2/99                                     692,545.35        561,978.97
3/99                                     739,379.36        585,301.09
4/99                                     771,930.65        608,303.43
5/99                                     762,298.12        585,990.86
6/99                                     816,107.40        613,239.43
7/99                                     822,086.21        611,319.99
8/99                                     823,746.99        610,152.37
9/99                                     836,701.08        604,154.57
10/99                                    888,517.42        635,449.78
11/99                                  1,006,432.82        653,244.28
12/99                                  1,223,995.03        706,026.42
1/00                                   1,150,256.38        665,513.92
2/00                                   1,308,030.51        667,228.95
3/31/00                                1,285,111.74        713,267.74

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International ("MSCI") World Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities representing the stock markets of 22 countries, and is designed to measure stock market performance. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 96.0%
--------------------------------------------------------------
AUSTRALIA -- 0.4%
  News Corp., Ltd. -- ADR.........       13,600   $    765,000
                                                  ------------
BELGIUM -- 0.4%
  Fortis (B)......................       31,000        794,993
                                                  ------------
BRAZIL -- 0.9%
  Petroleo Brasileiro S.A. --
    ADR...........................       24,400        664,182
  Tele Norte Leste Participacoes
    S.A. -- ADR...................       20,700        551,138
  Telesp Celular Participacoes
    S.A. -- ADR...................        8,400        476,175
                                                  ------------
                                                     1,691,495
                                                  ------------
CANADA -- 5.4%
  Abitibi Consolidated, Inc.......       54,300        519,244
  Anderson Exploration, Ltd.*.....       35,600        514,947
  Ballard Power Systems, Inc.*....        9,500        802,750
  Biovail International Corp.*....       14,600        646,963
  Bombardier, Inc. Cl. B..........       20,900        524,731
  Certicom Corp.*.................       12,500      1,257,491
  Nortel Networks Corp............       38,100      4,800,599
  Precision Drilling Corp.*.......       18,700        624,113
  QLT PhotoTherapeutics, Inc.*....        9,500        524,875
                                                  ------------
                                                    10,215,713
                                                  ------------
DENMARK -- 0.6%
  Tele Denmark AS.................       12,000      1,079,622
                                                  ------------
FINLAND -- 3.6%
  Helsingin Puhelin OYJ Series
    E.............................       16,400      1,585,009
  Nokia OYJ -- ADR*...............       21,000      4,562,250
  Sonera Group OYJ Cl. R..........        8,700        593,575
                                                  ------------
                                                     6,740,834
                                                  ------------
FRANCE -- 5.3%
  Alcatel.........................        3,500        767,960
  Bouygues........................        1,280      1,014,161
  Dassault Systemes S.A. --
    ADR*..........................        4,500        409,500
  Genset S.A. -- ADR*.............        8,800        285,863
  Lagardere S.C.A.................       12,400      1,006,793
  Pechiney S.A. Cl. A.............        8,700        426,658
  Rhodia S.A......................       21,400        382,932
  Societe Television Francaise
    1.............................        3,000      2,210,439
  Total Fina Elf S.A.*............       11,837      1,772,648
  Vivendi S.A.....................       14,600      1,683,474
                                                  ------------
                                                     9,960,428
                                                  ------------
GERMANY -- 3.1%
  Bayerische Motoren Werke AG.....       21,300        671,586
  EM.TV & Merchandising AG........       12,600      1,024,840
  Epcos AG*.......................       10,400      1,373,343
  Intershop Communications AG*....        2,300      1,159,858
  Siemens AG......................        5,700        820,877
  Thyssen Krupp AG*...............       31,800        783,558
                                                  ------------
                                                     5,834,062
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
HONG KONG -- 0.9%
  China Telecom (Hong Kong), Ltd.
    -- ADR*.......................        2,800   $    496,300
  HSBC Holdings PLC...............       44,800        523,573
  Hutchison Whampoa, Ltd..........       34,000        613,498
                                                  ------------
                                                     1,633,371
                                                  ------------
HUNGARY -- 0.3%
  Matav Tovkozlesi -- ADR.........       13,100        584,588
                                                  ------------
ITALY -- 1.8%
  Alleanza Assicurazioni SpA*.....       48,000        471,254
  Mediaset SpA*...................       75,100      1,491,880
  Telecom Italia Mobile SpA*......       62,800        770,396
  Telecom Italia SpA*.............       46,200        689,657
                                                  ------------
                                                     3,423,187
                                                  ------------
JAPAN -- 6.3%
  FANUC, Ltd......................       10,600      1,112,036
  Ito-Yokado Co., Ltd.............        9,000        644,079
  Keyence Corp....................        2,000        799,493
  Murata Manufacturing Co.,
    Ltd...........................        3,000        729,781
  Nippon Telegraph and Telephone
    Corp..........................           35        556,233
  Nomura Securities Co., Ltd......       30,000        979,866
  NTT DoCoMo, Inc.................           35      1,436,651
  Softbank Corp...................        1,300      1,159,752
  Sony Corp.......................        4,200        593,770
  Sony Corp. -- ADR...............        4,500      1,260,563
  Sony Corp. (New Shares).........        4,200        597,865
  TDK Corp........................        5,000        681,519
  Tokyo Electron, Ltd.............        3,000        453,371
  Toyoda Gosei Co., Ltd...........       12,000        877,492
                                                  ------------
                                                    11,882,471
                                                  ------------
MEXICO -- 0.8%
  Telefonos de Mexico S.A. --
    ADR...........................       23,100      1,547,700
                                                  ------------
NETHERLANDS -- 5.1%
  ASM Lithography Holding N.V. --
    ADR*..........................       13,400      1,497,450
  Equant N.V.*....................        5,800        481,187
  Equant N.V. Regd.*..............        7,300        620,956
  Koninklijke Philips Electronics
    N.V. --
    ADR...........................        8,800      1,507,550
  KPN N.V.........................       14,800      1,694,498
  KPNQwest N.V. Series C*.........       16,000        851,258
  Qiagen N.V.*....................        1,900        272,717
  STMicroelectronics N.V..........        7,100      1,329,031
  United Pan-Europe Communications
    N.V.*.........................       18,100        845,730
  VNU N.V.........................        8,400        494,736
                                                  ------------
                                                     9,595,113
                                                  ------------
PORTUGAL -- 0.5%
  Portugal Telecom S.A............       72,700        932,193
                                                  ------------
RUSSIA -- 0.3%
  OAO Lukoil Holding -- ADR.......        8,000        499,200
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
SINGAPORE -- 1.0%
  Chartered Semiconductor
    Manufacturing, Ltd.*..........      102,000   $    966,033
  Flextronics International,
    Ltd.*.........................       13,800        972,038
                                                  ------------
                                                     1,938,071
                                                  ------------
SOUTH KOREA -- 0.7%
  Korea Electric Power Corp.......       22,400        638,408
  Samsung Electronics -- GDR......        2,410        730,468
                                                  ------------
                                                     1,368,876
                                                  ------------
SPAIN -- 2.1%
  Altadis S.A.....................       83,000      1,111,918
  Banco Santander Central
    Hispano.......................       82,000        881,171
  Endesa S.A......................       37,500        860,133
  Telefonica S.A..................       48,000      1,212,584
                                                  ------------
                                                     4,065,806
                                                  ------------
SWEDEN -- 2.6%
  LM Ericsson Telephone Co. Cl. B
    -- ADR........................       25,100      2,354,694
  NetCom AB*......................        8,800        758,796
  Skandia Forsakrings AB..........       38,300      1,813,044
                                                  ------------
                                                     4,926,534
                                                  ------------
SWITZERLAND -- 0.3%
  UBS AG*.........................        2,000        525,651
                                                  ------------
UNITED KINGDOM -- 10.8%
  ARM Holdings PLC -- ADR*........        9,000      1,599,750
  BG Group PLC....................      111,000        625,529
  Billiton PLC....................      163,200        766,089
  British Aerospace PLC...........      124,384        702,441
  British Airways PLC.............      130,700        687,026
  British Telecom PLC ORD.........       38,000        712,301
  Cable & Wireless PLC............       37,300        700,965
  Centrica PLC....................      327,100      1,249,765
  CMG PLC.........................       21,600      1,852,488
  Colt Telecom Group PLC*.........       18,100        861,917
  Energis PLC*....................        8,600        401,023
  Invensys PLC....................      291,000      1,292,887
  Logica PLC......................       13,800        462,538
  Marconi PLC.....................       31,300        373,997
  Nycomed Amersham PLC............       22,900        187,046
  Pearson PLC.....................       23,100        803,730
  Reuters Group PLC -- ADR........        8,100        966,938
  Rolls-Royce PLC.................      119,000        385,851
  Shell Transport & Trading Co....      159,900      1,326,460
  Shire Pharmaceuticals PLC --
    ADR*..........................       15,100        773,875
  Thus PLC*.......................       59,400        443,954
  Vodafone AirTouch PLC...........      585,352      3,254,336
                                                  ------------
                                                    20,430,906
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
UNITED STATES -- 42.8%
  Aether Systems, Inc.*...........        8,900   $  1,615,350
  Agilent Technologies, Inc.*.....       21,800      2,267,200
  Amdocs, Ltd.*...................       17,800      1,311,638
  Amgen, Inc.*....................       34,700      2,129,713
  Applied Materials, Inc.*........       32,400      3,053,699
  AT&T Corp.......................       48,600      2,733,750
  AT&T Corp.-Liberty Media
    Group Cl. A*..................       49,000      2,903,250
  Charles Schwab Corp.............       26,100      1,482,806
  Chase Manhattan Corp............       28,400      2,476,125
  CIENA Corp.*....................       10,700      1,349,538
  Cisco Systems, Inc.*............       40,400      3,123,424
  Citigroup, Inc..................       50,900      3,019,006
  Corning, Inc....................       15,300      2,968,200
  Dell Computer Corp.*............       59,100      3,187,705
  Efficient Networks, Inc.*.......        8,700      1,355,025
  Enron Corp......................       39,500      2,957,563
  Genentech, Inc.*................       15,400      2,340,800
  General Motors Corp. Cl. H*.....       20,100      2,502,450
  Home Depot, Inc.................       41,450      2,673,525
  Intel Corp......................       24,100      3,179,694
  MGM Grand, Inc..................      132,700      3,184,799
  Motorola, Inc...................       17,200      2,448,850
  Nextel Communications, Inc. Cl.
    A*............................       19,600      2,905,700
  Nextel Partners, Inc. Cl. A*....       26,400        765,600
  Oracle Corp.*...................       38,900      3,036,630
  Qwest Communications
    International, Inc.*..........       58,400      2,832,400
  Schlumberger, Ltd...............       47,400      3,626,100
  Sun Microsystems, Inc.*.........       30,600      2,867,315
  Texas Instruments, Inc..........       18,700      2,992,000
  TIBCO Software, Inc.*...........        3,300        268,950
  Veritas Software Corp.*.........       19,500      2,554,500
  Wal-Mart Stores, Inc............       53,100      2,947,050
  Weatherford International,
    Inc.*.........................       28,200      1,662,038
                                                  ------------
                                                    80,722,393
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $125,849,130).........................    181,158,207
                                                  ------------
--------------------------------------------------------------
PREFERRED STOCK -- 1.2%
--------------------------------------------------------------
BRAZIL -- 0.2%
  Banco Bradesco S.A..............   47,636,000        392,553
                                                  ------------
GERMANY -- 1.0%
  Prosieben Media AG..............        6,300        720,402
  SAP AG..........................        1,600      1,152,108
                                                  ------------
                                                     1,872,510
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost: $2,362,521)...........................   $  2,265,063
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------
FOREIGN CORPORATE BOND -- 0.0%
--------------------------------------------------------------
UNITED KINGDOM -- 0.0%
  British Aerospace PLC
    7.450%, 11/29/03
    (Cost: $2)....................  $         1   $          2
                                                  ------------
--------------------------------------------------------------
TIME DEPOSIT -- 0.7%
--------------------------------------------------------------
  HSBC Holdings PLC
    5.625%, 04/03/00
    (Cost: $1,359,964)............    1,359,964      1,359,964
                                                  ------------

TOTAL INVESTMENTS -- 97.9%
  (Cost: $129,571,617)........................   184,783,236
OTHER ASSETS IN EXCESS OF LIABILITIES --
2.1%..........................................     3,947,364
                                                ------------
NET ASSETS -- 100.0%..........................  $188,730,600
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

WORLDWIDE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.6%
Airlines........................        0.4
Audio/Video Products............        1.0
Auto Manufacturers..............        1.7
Auto Parts & Equipment..........        0.5
Banking.........................        0.7
Biotechnology...................        2.7
Broadcasting....................        2.1
Building & Construction.........        0.5
Chemicals.......................        0.2
Commercial Banks................        0.7
Computer Services...............        1.4
Computer Software...............        4.2
Computers.......................        4.9
Diversified Financial
  Services......................        2.5
Diversified Manufacturing.......        3.4
Diversified Operations..........        1.8
Drilling........................        0.3
Drugs/Pharmaceuticals...........        1.0
Electronic
  Components/Semiconductors.....       10.2
Electronics.....................        0.7
Energy..........................        1.2
Insurance.......................        1.2
Internet Software...............        0.8
Investment Companies............        1.4

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Leisure/Gaming..................        1.7%
Machinery.......................        1.6
Medical Products................        0.1
Metal Fabrication & Hardware....        0.2
Mining..........................        0.4
Money Center Banks..............        1.9
Multimedia......................        1.3
Networking Products.............        1.7
Oil & Gas Producers.............        2.5
Oil & Gas Services..............        3.8
Paper & Related Products........        0.3
Pipelines.......................        1.6
Publishing......................        0.3
Retail - Building Products......        1.4
Retail - Discount...............        1.6
Retail - Miscellaneous..........        0.3
Telecommunications..............       16.8
Telecommunications Equipment....       10.4
Telecommunications Services.....        0.5
Television......................        2.8
Tobacco.........................        0.6
Other Assets in Excess of
  Liabilities...................        2.1
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI, Partner, Chief Investment Officer, Global Equity Management; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; MELISA A. GRIGOLITE, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager.

  GOAL: The Global Blue Chip Fund seeks to maximize long-term capital appreciation by investing globally in blue-chip companies with large stock market capitalizations.

  MARKET OVERVIEW: World stock markets trekked higher in the year ended
March 31, 2000 with blue-chip issues of large companies performing particularly well.

  Despite the fact that the Federal Reserve raised short-term interest rates by a total of 1.25% during the period, investor fears of higher rates were counteracted by confidence in the enduring economic expansion, strong corporate earnings and gains in productivity. These favorable influences sent US stocks higher, particularly technology names.

  Improving economies, the robust growth in technology and an increased focus by corporate managements on enhancing shareholder value fueled stock markets in developed non-US markets.

  Amid the pick-up in economic growth in its region, the European Central Bank raised interest rates a total of 75 basis points during the fiscal year. But higher interest rates did not dampen accelerating economic growth in Europe where the markets were characterized by restructuring and record levels of merger and acquisition activity.

  The second-largest economy in the world, Japan, showed signs of improvement due to increased consumer confidence and government efforts to jump-start GDP growth. And in the world's emerging countries, structural reforms paved the way for strong stock market results.

  PERFORMANCE: The Fund returned 110.6% versus 21.9% for the MSCI World Index during the 12 months ended March 31, 2000.

  PORTFOLIO SPECIFICS: Stock selection, primarily in the US technology sector, was critical to the fund's strong performance relative to its benchmark.

  Major contributors to the fund's outperformance included Qualcomm, Sun Microsystems, Broadcom, and Veritas Software.

  During the period, we increased the fund's exposure to the semiconductors/electronics component and telecommunications equipment companies due to stock selection and significant price appreciation among existing holdings. We decreased the fund's holdings in financial services companies as we identified better candidates in other sectors. We made no significant changes to the fund's country weightings in this fiscal year.

  MARKET OUTLOOK: We are optimistic about the world's stock markets as many of the positive themes driving gains during the year remain in place. Global economic growth is accelerating, corporate earnings are strong and technology continues to contribute to productivity. Moreover, the trends of consolidation, restructuring and deregulation all bode well for the Global Blue Chip Fund.

--------------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES WITH THE MSCI WORLD INDEX.

                                                                                                  SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           110.64%                            As of 3/31/00                       64.68%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES  MSCI WORLD INDEX
9/30/97                                 $250,000.00                    $250,000.00
12/97                                    247,000.00                     243,835.33
3/98                                     296,200.00                     278,761.07
6/98                                     325,800.00                     284,431.89
9/98                                     286,800.00                     250,321.89
12/98                                    361,060.62                     303,162.34
3/99                                     413,332.67                     314,012.65
6/99                                     463,384.67                     329,001.51
9/99                                     507,785.64                     324,127.50
12/99                                    828,075.34                     378,781.51
3/31/00                                  870,638.69                     382,666.46

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International ("MSCI") World Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities representing the stock markets of 22 countries, and is designed to measure stock market performance. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
GLOBAL BLUE CHIP FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCK -- 96.0%
------------------------------------------------------------------
AUSTRALIA -- 0.5%
  The News Corp., Ltd. -- ADR...........       2,300  $    129,375
                                                      ------------
BRAZIL -- 0.5%
  Telesp Celular Participacoes S.A. --
    ADR.................................       2,000       113,375
                                                      ------------
CANADA -- 1.5%
  Nortel Networks Corp..................       3,000       378,000
                                                      ------------
FINLAND -- 1.1%
  Nokia OYJ -- ADR......................       1,200       260,700
                                                      ------------
FRANCE -- 2.9%
  Genset S.A. -- ADR*...................       2,000        64,969
  Societe Television Francaise 1........         300       221,044
  Total Fina Elf S.A....................       1,000       149,755
  Vivendi S.A...........................       2,500       288,266
                                                      ------------
                                                           724,034
                                                      ------------
GERMANY -- 5.0%
  Aixtron AG............................         900       206,690
  EM.TV & Merchandising AG..............       1,900       154,539
  Epcos AG*.............................       2,000       264,105
  Intershop Communications AG*..........         400       201,715
  ProSieben Media AG....................       1,900       217,264
  Software AG*..........................       1,800       199,801
                                                      ------------
                                                         1,244,114
                                                      ------------
HONG KONG -- 0.5%
  China Telecom (Hong Kong), Ltd. --
    ADR*................................         300        53,175
  HSBC Holdings PLC.....................       5,600        65,447
                                                      ------------
                                                           118,622
                                                      ------------
ITALY -- 1.6%
  Mediaset SpA..........................      10,100       200,639
  Telecom Italia Mobile SpA.............      16,000       196,279
                                                      ------------
                                                           396,918
                                                      ------------
JAPAN -- 5.3%
  FANUC, Ltd............................       1,400       146,873
  Ito-Yokado Co., Ltd...................       2,000       143,129
  Keyence Corp..........................         330       131,916
  Nomura Securities Co., Ltd............       4,000       130,649
  NTT DoCoMo, Inc.......................           4       164,189
  Softbank Corp.........................         200       178,422
  Sony Corp.............................         500        70,687
  Sony Corp. (New Shares)...............         500        71,174
  TDK Corp..............................       1,000       136,304
  Toyoda Gosei Co., Ltd.................       2,000       146,249
                                                      ------------
                                                         1,319,592
                                                      ------------
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
MALAYSIA -- 0.9%
  Malayan Banking Berhad................      16,000  $     70,316
  Tenaga Nasional Berhad................      46,000       154,947
                                                      ------------
                                                           225,263
                                                      ------------
NETHERLANDS -- 5.0%
  ASM Lithography Holding N.V. Regd.*...       2,300       257,025
  Equant N.V.*..........................       1,100        91,260
  Equant N.V. Regd.*....................       1,300       110,581
  Koninklijke Philips Electronics N.V.
    -- ADR..............................       1,500       256,969
  KPN N.V...............................       2,300       263,333
  STMicroelectronics N.V................       1,400       262,063
                                                      ------------
                                                         1,241,231
                                                      ------------
NORWAY -- 0.8%
  Schibsted ASA.........................       8,100       200,600
                                                      ------------
PORTUGAL -- 0.8%
  Portugal Telecom S.A..................      14,600       187,208
                                                      ------------
SINGAPORE -- 2.8%
  Chartered Semiconductor Manufacturing,
    Ltd.*...............................      20,000       189,418
  Datacraft Asia, Ltd...................      21,000       196,350
  Flextronics International, Ltd.*......       4,400       309,925
                                                      ------------
                                                           695,693
                                                      ------------
SOUTH KOREA -- 1.0%
  Samsung Electronics...................         280        84,868
  Samsung Electronics -- GDR 144A*......         900       160,605
                                                      ------------
                                                           245,473
                                                      ------------
SPAIN -- 1.7%
  Endesa S.A............................       8,700       199,551
  Telefonica S.A. -- ADR*...............       8,500       214,728
                                                      ------------
                                                           414,279
                                                      ------------
SWEDEN -- 2.6%
  Enea Data AB..........................       1,600       305,556
  LM Ericsson Telephone Co. Cl.B --
    ADR.................................       3,500       328,343
                                                      ------------
                                                           633,899
                                                      ------------
TAIWAN -- 1.2%
  Macronix International Co., Ltd. --
    ADR*................................       1,800        52,200
  United Microelectronics Corp.,
    Ltd.*...............................      65,000       252,054
                                                      ------------
                                                           304,254
                                                      ------------
UNITED KINGDOM -- 8.8%
  ARM Holdings PLC*.....................       3,800       229,755
  Baltimore Technologies PLC............         900       123,476
  British Telecommunications PLC........      13,900       260,552
  Cable & Wireless PLC..................       9,200       172,892
  Colt Telecom Group PLC*...............       4,500       214,289
  Nycomed Amersham PLC..................       5,700        46,557

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL BLUE CHIP FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
UNITED KINGDOM (CONTINUED)

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
  Psion PLC.............................       2,200  $    146,072
  Reuters Group PLC -- ADR..............       1,800       214,875
  Shire Pharmaceuticals Group PLC --
    ADR*................................       3,800       194,750
  Vodafone AirTouch PLC.................     102,454       569,606
                                                      ------------
                                                         2,172,824
                                                      ------------
UNITED STATES -- 51.5%
  AES Corp.*............................       3,200       252,000
  Amdocs, Ltd.*.........................       3,900       287,381
  American Express Co...................       1,000       148,938
  Analog Devices, Inc.*.................       3,600       290,025
  Applied Materials, Inc.*..............       3,400       320,450
  BJ Services Co.*......................       6,400       472,799
  Brinker International, Inc.*..........       9,500       282,031
  Broadcom Corp. Cl. A*.................       1,700       412,887
  Chase Manhattan Corp..................       1,400       122,063
  Cisco Systems, Inc.*..................       4,200       324,713
  Citigroup, Inc........................       3,900       231,319
  Conexant Systems, Inc.*...............       2,300       163,300
  Corning, Inc..........................       1,100       213,400
  CTS Corp..............................       4,300       245,100
  Dell Computer Corp.*..................       3,700       199,569
  EMC Corp.*............................       2,100       262,500
  Enron Corp............................       6,200       464,224
  Exodus Communications, Inc.*..........       2,600       365,300
  Inktomi Corp.*........................       1,300       253,500
  Intel Corp............................       3,400       448,587
  IVAX Corp.*...........................       9,650       262,963
  JDS Uniphase Corp.*...................       2,200       265,238
  Juniper Networks, Inc.*...............         800       210,850
  MGM Grand, Inc........................      10,600       254,400
  Metro-Goldwyn-Mayer, Inc..............       8,569       217,974
  Motorola, Inc.........................       1,500       213,563
  Nextel Communications, Inc. Cl. A*....       1,100       163,075
  Nextel Partners, Inc. Cl.A*...........       7,400       214,600
  Oracle Corp.*.........................       4,100       320,056
  Qwest Communications International,
    Ltd.*...............................       2,600       126,100
  Ross Stores, Inc......................      19,000       457,187
  Safeway, Inc.*........................       5,600       253,400
                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------

UNITED STATES (CONTINUED)

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
  Saks, Inc.*...........................      17,300  $    250,850
  Schlumberger, Ltd.....................       3,600       275,400
  Scientific-Atlanta, Inc...............       4,200       266,438
  Starbucks Corp.*......................       7,300       327,131
  Sun Microsystems, Inc.*...............       2,900       271,739
  Sycamore Networks, Inc.*..............       1,500       193,500
  Symbol Technologies, Inc..............       2,600       214,013
  Texas Instruments, Inc................       2,500       400,000
  Tiffany & Co..........................       4,700       393,037
  TJX Companies, Inc....................      12,000       266,250
  VERITAS Software Corp.*...............       2,900       379,900
  Viacom, Inc. Cl. A*...................       5,000       267,188
  Walt Disney Co........................       6,800       281,350
  Waters Corp.*.........................       2,500       238,125
                                                      ------------
                                                        12,744,413
                                                      ------------
TOTAL COMMON STOCK
  (Cost: $17,598,333)...............................    23,749,867
                                                      ------------
------------------------------------------------------------------
PREFERRED STOCK -- 0.9%
------------------------------------------------------------------
BRAZIL -- 0.9%
  Banco Bradesco S.A
    (Cost: $251,024)....................  29,000,000       238,980
                                                      ------------

                                          PRINCIPAL
                                            AMOUNT
------------------------------------------------------------------
TIME DEPOSIT -- 0.7%
------------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $167,936)....................  $  167,936       167,936
                                                      ------------

TOTAL INVESTMENTS -- 97.6%
  (Cost: $18,017,293).............................    24,156,783
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%.....       584,829
                                                    ------------
NET ASSETS -- 100.0%..............................  $ 24,741,612
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Audio/Video Products............        0.6%
Auto Parts & Equipment..........        0.6
Banking.........................        0.7
Biotechnology...................        0.3
Broadcasting....................        0.6
Casinos/Hotels..................        1.0
Commercial Banks................        0.3
Computer Services...............        1.7
Computer Software...............        3.6
Computers.......................        6.8
Diversified Financial
  Services......................        2.8
Diversified Manufacturing.......        0.9
Diversified Operations..........        1.2
Drugs/Pharmaceuticals...........        1.8
Electric........................        3.4
Electronic
  Components/Semiconductors.....       18.3
Entertainment...................        2.0
Instruments - Scientific........        1.0
Internet Software...............        3.3
Machinery.......................        1.3

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical Products................        0.2%
Money Center Banks..............        1.7
Multimedia......................        2.5
Networking Products.............        2.2
Oil & Gas Producers.............        0.6
Oil & Gas Services..............        4.9
Publishing......................        0.8
Retail - Apparel................        1.8
Retail - Discount...............        1.1
Retail - Food...................        1.0
Retail - Jewelry................        1.5
Retail - Major Department
  Stores........................        1.0
Retail - Miscellaneous..........        0.6
Retail - Restaurants............        2.5
Telecommunications Equipment....        7.5
Telecommunications..............       12.9
Television......................        2.6
Other Assets in Excess of
  Liabilities...................        2.4
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL GROWTH & INCOME FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI, Partner, Chief Investment Officer, Global Equity Management; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; : PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; MELISA A. GRIGOLITE, Portfolio Manager.

  GOAL: The Global Growth & Income Fund seeks to deliver total return consisting of long-term capital appreciation and current income from a diversified portfolio of stocks and fixed income securities of companies located throughout the world.

  MARKET OVERVIEW: During the 12 months ended March 31, 2000, economic growth and strong corporate profits drove stock prices higher across the globe.

  The US market advanced despite the fact that during the fiscal year, the Federal Reserve hiked interest rates by a total of 1.25%. Fears over higher rates were offset by the promise of enduring economic strength, productivity gains and low inflation. These positive factors fueled stock market gains, particularly in the technology sector. Paralleling the trend in the United States, overseas markets also benefited from investors' persistent fondness for technology names.

  In developed non-US countries, stocks benefited from improving economies and an increased focus by corporate managements on enhancing shareholder value.

  In Europe, restructuring and record levels of merger and acquisition activity stimulated the markets. Signs of renewed inflationary pressures prompted the European Central Bank to raise key short-term interest rates for the 11 countries in the European Monetary Union twice during the fiscal year.

  Stocks in Japan, the world's second-largest economy, posted solid gains. The MSCI Japan Index rose 45.1% during the period, driven by signs of a pick-up in economic growth, increased consumer confidence and structural reform. In the world's emerging countries, structural reforms also paved the way for solid stock market returns.

  PERFORMANCE: During the 12 months ended March 31, 2000, the Fund returned 55.7% versus 21.9% for its benchmark, the MSCI World Index.

  PORTFOLIO SPECIFICS: The fund's strong gains this period were mainly attributable to stock selection, especially in the US technology sector.

  One of the fund's best-performing names was Qualcomm, a provider of digital wireless communications products, technologies and services based on its Code Division Multiple Access (CDMA) technology.

  MARKET OUTLOOK: Many of the positive trends driving this period's worldwide stock markets gains remain in place, namely:

  - Accelerating economic growth and corporate profitability

  - Growth in technology and wireless communications, which drives productivity gains

  - The vigorous pace of mergers and acquisitions activity

  - Ongoing themes of consolidation, restructuring and deregulation.

  These factors point to continued strength in the world's stock markets. As a result, we are optimistic in our outlook for the Global Growth & Income Fund.

--------------------------------------------------------------------------------

GLOBAL GROWTH & INCOME FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL GROWTH & INCOME FUND INSTITUTIONAL SHARES WITH THE MSCI WORLD INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                           55.69%                              As of 3/31/00                       37.47%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           GLOBAL GROWTH &
             INCOME FUND       MSCI WORLD INDEX
         INSTITUTIONAL SHARES
6/30/97           $250,000.00                    $250,000.00
9/97               318,200.00                     257,151.03
12/97              311,683.44                     250,810.03
3/98               340,620.39                     286,734.79
6/98               354,921.78                     292,567.82
9/98               311,071.61                     257,482.14
12/98              355,716.41                     311,834.04
3/99               385,350.69                     322,994.72
6/99               408,979.74                     338,412.31
9/99               427,523.55                     333,398.89
12/99              610,612.71                     389,616.22
3/31/00            599,960.67                     393,612.30

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International ("MSCI") World Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities representing the stock markets of 22 countries, and is designed to measure stock market performance. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
GLOBAL GROWTH & INCOME FUND

                                          NUMBER
                                         OF SHARES     VALUE
---------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 86.2%
---------------------------------------------------------------
AUSTRALIA -- 1.0%
  News Corp., Ltd. -- ADR..............     1,400    $   78,750
                                                     ----------
BRAZIL -- 0.4%
  Telesp Celular Participacoes S.A. --
    ADR................................       600        34,013
                                                     ----------
CANADA -- 1.1%
  Nortel Networks Corp.................       700        88,200
                                                     ----------
DENMARK -- 1.6%
  Tele Danmark AS Cl. B................     1,500       134,953
                                                     ----------
FINLAND -- 1.1%
  Nokia OYJ -- ADR.....................       400        86,900
                                                     ----------
FRANCE -- 4.5%
  Bouygues SA..........................       125        99,039
  Bouygues SA -- Rts.*.................        13            62
  Genset SA -- ADR*....................       600        19,491
  Societe Television Francaise 1.......       100        73,681
  Total Fina Elf SA....................       500        74,877
  Vivendi SA...........................       900       103,777
                                                     ----------
                                                        370,927
                                                     ----------
GERMANY -- 4.4%
  Aixtron AG...........................       300        68,897
  Epcos AG.............................       500        66,026
  Intershop Communications AG*.........       200       100,857
  ProSieben Media AG...................       600        68,610
  Software AG*.........................       500        55,500
                                                     ----------
                                                        359,890
                                                     ----------
HONG KONG -- 0.2%
  HSBC Holdings PLC....................     1,600        18,699
                                                     ----------
ITALY -- 1.9%
  Mediaset SpA.........................     4,600        91,380
  Telecom Italia Mobile SpA............     5,500        67,471
                                                     ----------
                                                        158,851
                                                     ----------
JAPAN -- 7.4%
  Fast Retailing Co., Ltd..............       100        44,021
  Ito-Yokado Co., Ltd..................     1,000        71,564
  Kyocera Corp.........................       100        16,731
  Mitsubishi Electric Corp.............     2,000        18,876
  Mitsui Fudosan Co., Ltd..............     2,000        19,110
  NEC Corp.............................     1,000        29,542
  Nikon Corp...........................     1,000        38,415
  Nippon Steel Corp....................     8,000        19,110
  Nomura Securities Co., Ltd...........     1,000        32,662
  Softbank Corp........................       100        89,212
  Sony Corp. -- ADR....................       400       112,050
  Sumitomo Bank........................     1,000        14,917
  Sumitomo Corp........................     2,000        24,258
  Toshiba Corp.........................     2,000        20,397
  Yamato Transport Co., Ltd............     2,000        57,330
                                                     ----------
                                                        608,195
                                                     ----------
                                          NUMBER
                                         OF SHARES     VALUE
---------------------------------------------------------------
NETHERLANDS -- 4.0%
  ASM Lithography Holding N.V. --
    ADR................................       600    $   67,050
  Koninklijke KPN NV...................       700        80,145
  Koninklijke Philips Electronics
    N.V................................       400        67,213
  KPNQwest NV Cl. C*...................     1,000        53,204
  United Pan-Europe Communications N.V.
    *..................................     1,300        60,743
                                                     ----------
                                                        328,355
                                                     ----------
NORWAY -- 1.0%
  Schibsted ASA........................     3,200        79,249
                                                     ----------
PORTUGAL -- 0.8%
  Portugal Telecom SA..................     5,000        64,112
                                                     ----------
SINGAPORE -- 0.8%
  Chartered Semiconductor
    Manufacturing, Ltd.................     7,000        66,296
                                                     ----------
SOUTH KOREA -- 1.0%
  Samsung Electronics..................       100        30,310
  Samsung Electronics -- 144A..........       300        53,535
                                                     ----------
                                                         83,845
                                                     ----------
SPAIN -- 1.4%
  Endesa SA............................     2,600        59,636
  Telefonica SA........................     2,300        58,103
                                                     ----------
                                                        117,739
                                                     ----------
SWEDEN -- 2.3%
  Enea Data AB.........................       500        95,486
  LM Ericsson Telephone Co. -- ADR.....     1,000        93,813
                                                     ----------
                                                        189,299
                                                     ----------
TAIWAN -- 0.2%
  Macronix International Co., Ltd. --
    ADR*...............................       500        14,500
                                                     ----------
UNITED KINGDOM -- 7.5%
  Baltimore Technologies PLC*..........       400        54,878
  British Telecom PLC..................     3,200        59,983
  Cable & Wireless PLC.................     2,800        52,619
  Colt Telecom Group PLC*..............     1,300        61,906
  Nycomed Amersham PLC.................     1,600        13,069
  Pearson PLC..........................     2,000        69,587
  Psion PLC*...........................     1,400        92,955
  Shire Pharmaceuticals PLC -- ADR*....     1,100        56,375
  Vodafone AirTouch PLC................    26,982       150,010
                                                     ----------
                                                        611,382
                                                     ----------
UNITED STATES -- 43.6%
  AES Corp.............................     1,500       118,124
  Amdocs, Ltd.*........................     1,200        88,425
  American Express.....................       800       119,150
  Applied Materials, Inc.*.............     1,000        94,250
  BJ Services Co.*.....................     1,700       125,587
  Brinker International, Inc.*.........     3,000        89,063
  Chase Manhattan Corp.................     1,000        87,188
  Citigroup, Inc.......................     1,600        94,900
  Corning, Inc.........................       700       135,800
  Costco Wholesale Corp................     1,600        84,100
  Dell Computer Corp.*.................     1,300        70,119
  Enron Corp...........................     2,000       149,678

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                          NUMBER
                                         OF SHARES     VALUE
---------------------------------------------------------------

COMMON STOCK & EQUIVALENTS (Continued)
---------------------------------------------------------
UNITED STATES (CONTINUED)

                                          NUMBER
                                         OF SHARES     VALUE
---------------------------------------------------------------
  Exodus Communications, Inc.*.........       900    $  126,449
  Home Depot, Inc......................     1,051        67,790
  Intel Corp...........................       800       105,550
  Juniper Networks, Inc.*..............       300        79,069
  Metro-Goldwyn-Mayer, Inc.*...........     5,313       135,148
  MGM Grand Inc.*......................     3,200        76,800
  Motorola, Inc........................       500        71,188
  Nextel Communications, Inc. Cl. A*...       900       133,425
  Ross Stores, Inc.....................     5,900       141,968
  Safeway, Inc.*.......................     1,700        76,925
  Saks, Inc.*..........................     5,400        78,300
  Schlumberger, Ltd....................     2,000       153,000
  Scientific-Atlanta, Inc..............     1,200        76,125
  Starbucks Corp.*.....................     2,400       107,550
  Sycamore Networks, Inc.*.............       600        77,400
  Symbol Technologies, Inc.............       800        65,850
  Texas Instruments, Inc...............       400        64,000
  Tiffany & Co.........................     1,000        83,625
  Time Warner Telecom Inc. Cl. A*......     1,500       119,250
  TJX Cos., Inc........................     3,700        82,094
  Viacom, Inc. Cl. A*..................     2,000       106,875
  Walt Disney Co.......................     2,300        95,163
  Waters Corporation*..................       800        76,200
  Weatherford International, Inc.*.....     2,000       117,875
                                                     ----------
                                                      3,574,003
                                                     ----------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $5,587,280)..............................    7,068,158
                                                     ----------
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 1.8%
---------------------------------------------------------------
UNITED STATES -- 1.8%
  Houston Industries, Inc.
    (convertible)
    7.000% (ACES)......................       450        71,550
  Morgan Stanley Dean Witter & Co.
    (convertible) 6.000% (PERQS).......       500        75,438
                                                     ----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost: $73,358).................................      146,988
                                                     ----------

                                         PRINCIPAL
                                          AMOUNT
---------------------------------------------------------------
CORPORATE BONDS -- 6.1%
---------------------------------------------------------------
UNITED STATES -- 6.1%
  Costco Cos., Inc.
    0.000%, 08/19/17...................  $110,000       131,450
                                         PRINCIPAL
                                          AMOUNT       VALUE
---------------------------------------------------------------

UNITED STATES (CONTINUED)

                                         PRINCIPAL
                                          AMOUNT       VALUE
---------------------------------------------------------------
  Electronic Data Systems Corp.
    7.125%, 10/25/09...................  $ 40,000    $   39,364
  Ford Motor Credit Co.
    7.375%, 10/28/09...................    75,000        73,466
  GE Global Insurance Holding
    6.450%, 03/01/19...................   130,000       115,964
  General Motors Corp.
    7.750%, 01/19/10...................    40,000        40,182
  Wal-Mart Stores, Inc.
    6.875%, 08/10/09...................   100,000        97,275
                                                     ----------
TOTAL CORPORATE BONDS
  (Cost: $453,512)................................      497,701
                                                     ----------
---------------------------------------------------------------
AGENCY OBLIGATION -- 1.1%
---------------------------------------------------------------
UNITED STATES -- 1.1%
  Federal National Mortgage Association
    6.000%, 05/15/08
    (Cost: $102,750)...................   100,000        92,710
                                                     ----------
---------------------------------------------------------------
FOREIGN CORPORATE BOND -- 1.0%
---------------------------------------------------------------
UNITED KINGDOM -- 1.0%
  KFW International Finance, Inc.
    7.250%, 07/23/07
    (Cost: $92,680)....................    50,000        83,245
                                                     ----------
---------------------------------------------------------------
US TREASURY OBLIGATION -- 1.0%
---------------------------------------------------------------
US TREASURY BOND
  6.500%, 10/15/06
    (Cost: $87,400)....................    80,000        80,708
                                                     ----------
---------------------------------------------------------------
TIME DEPOSITS -- 5.2%
---------------------------------------------------------------
  Morgan Guaranty London
    5.625%, 04/03/00
    (Cost: $430,986)...................   430,986       430,986
                                                     ----------

TOTAL INVESTMENTS -- 102.4%
  (Cost: $6,827,966)............................   8,400,496
LIABILITIES IN EXCESS OF OTHER ASSETS --
(2.4%)..........................................    (198,155)
                                                  ----------
NET ASSETS -- 100.0%............................  $8,202,341
                                                  ----------
                                                  ----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

GLOBAL GROWTH & INCOME FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Audio/Video Products............        1.4%
Banking.........................        5.2
Biotechnology...................        0.4
Cable TV........................        0.7
Computer Services...............        2.3
Computer Software...............        0.7
Computers.......................        3.3
Distribution/Wholesale..........        1.3
Diversified Financial
  Services......................        9.2
Drugs/Pharmaceuticals...........        0.7
Electric........................        2.2
Electric Products...............        1.0
Electronic
  Components/Semiconductors.....        5.6
Electronics.....................        0.8
Engineering & Construction......        1.2
Entertainment...................        3.0
Financial Services..............        1.1
Hotels - Gaming.................        0.9
Identification
  System/Development............        0.8
Instruments - Scientific........        0.9
Insurance.......................        1.4
Internet Software...............        2.8
Medical Products................        0.2
Miscellaneous Manufacturing.....        1.7
Money Center Banks..............        1.5

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Multimedia......................        3.0%
Networking Products.............        1.0
Oil & Gas Producers.............        2.7
Oil & Gas Services..............        4.8
Other Commercial Services.......        1.3
Photo Equipment & Supplies......        0.5
Publishing......................        1.8
Real Estate Development.........        0.2
Retail - Apparel................        2.2
Retail - Building Products......        0.8
Retail - Department Stores......        1.0
Retail - Discount...............        3.8
Retail - Food...................        0.9
Retail - Jewelry................        1.0
Retail - Miscellaneous..........        0.9
Retail - Restaurants............        2.4
Steel...........................        0.2
Telecommunication Equipment.....        6.0
Telecommunications..............       14.1
Television......................        2.8
Transportation..................        0.7
Liabilities in Excess of Other
  Assets........................       (2.4)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI, Partner, Chief Investment Officer, Global Equity Management; ANDREW B. GALLAGHER, Partner, Portfolio Manager; LORETTA J. MORRIS, Partner, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; EVAN LUNDQUIST, Investment Analyst.

  GOAL: The Global Technology Fund seeks to maximize long-term capital appreciation by investing primarily in common and preferred stocks, warrants and convertible securities of companies with business operations in technology and technology-related industries worldwide.

  MARKET OVERVIEW: Despite a sell-off late in the period, technology stocks around the world posted record-breaking results during the 12 months ended March 31, 2000.

  The major thrust behind these stunning returns was accelerating growth in wireless communications and the Internet. During the period, technology mutual funds enjoyed record levels of cash inflows. During a one-week period in November, contributions into tech funds accounted for 74% of all US equity mutual fund inflows.

  Within the sector, gains were broadly based, with all major component industries enjoying robust returns. Piggybacking on the success of US business models, international technology issues also performed well, particularly those of European Internet, telecommunications and media companies.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund was up 259.9% versus 160.1% for the Merrill Lynch Global Technology
100 Index.

  PORTFOLIO SPECIFICS: Stock selection, particularly in the United States, Japan and the United Kingdom, was responsible for the fund's extraordinary returns this fiscal year.

  Some of the period's major contributors to performance were technology names including Qualcomm, Exodus Communications, and GlobeSpan in the United States; and Vodafone Airtouch PLC in the United Kingdom.

  During the period, on a stock-by-stock basis, we adjusted the fund's country weightings, including decreasing our US exposure by 5.9%. However, US companies continue to represent the majority of the fund's holdings.

  MARKET OUTLOOK: We remain enthusiastic about the long-term prospects for technology since accelerating global demand for Internet commerce and wireless communications shows no signs of abating. Strong demand should continue to drive earnings growth and support ongoing gains in the technology sector.

  In the future, as the market tests new highs, we believe investors' preferences for technology issues will become more discriminating -- an environment conducive to our bottom-up approach. We are optimistic that our focus on individual security selection will lead us to those growth-oriented technology issues displaying the strongest fundamental characteristics.

--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES WITH THE MERRILL LYNCH GLOBAL TECHNOLOGY 100 INDEX.

                                                                                                  SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           259.92%                            As of 3/31/00                      362.11%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            GLOBAL TECHNOLO-     MERRILL LYNCH
                   GY          GLOBAL TECHNOLOGY
           FUND INSTITUTIONAL      100 INDEX
                 SHARES
7/31/1998         $250,000.00                      $250,000.00
8/98               205,800.00                       193,380.00
9/98               236,000.00                       225,106.12
10/98              244,000.00                       248,224.29
11/98              361,400.00                       281,915.52
12/98              454,200.00                       333,884.40
1/99               638,200.00                       379,446.26
2/99               668,000.00                       335,658.16
3/99               893,000.00                       371,607.15
4/99               980,800.00                       388,325.38
5/99               940,000.00                       397,027.76
6/99             1,097,800.00                       459,104.24
7/99             1,154,200.00                       448,503.06
8/99             1,292,000.00                       472,907.46
9/99             1,364,800.00                       486,011.25
10/99            1,609,600.00                       833,879.96
11/99            2,008,791.24                       643,912.62
12/99            2,696,739.78                       791,571.44
1/00             2,702,522.80                       778,391.77
2/00             3,705,299.17                     1,013,699.61
3/31/2000        3,214,090.00                       966,349.70

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Merrill Lynch Global Technology 100 Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Merrill Lynch Global Technology Index tracks the performance of the 100th largest securities in the global technology sector. The Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The Fund's historical performance was affected by special market factors, including the Fund's investments in IPOs, which had a material impact on performance. As the assets of the fund increase, gains attributable to hot IPOs will have a decreasing effect on overall fund performance. Accordingly, there is no guarantee that, as the Fund's assets grow, it will continue to experience substantially similar performance.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 98.1%
--------------------------------------------------------------
AUSTRALIA -- 0.4%
  Davnet, Ltd.*...................      472,300   $  1,548,105
                                                  ------------
BRAZIL -- 1.5%
  Telemig Celular Participacoes
    S.A. -- ADR* .................       33,800      2,993,413
  Telesp Celular Participacoes
    S.A. -- ADR* .................       56,100      3,180,169
                                                  ------------
                                                     6,173,582
                                                  ------------
BRITISH VIRGIN ISLANDS -- 0.8%
  OpenTV Corp. Cl. A..............       28,500      3,373,688
                                                  ------------
CANADA -- 3.1%
  Cell-Loc, Inc...................       39,800      1,425,541
  C-Mac Industries, Inc...........       66,800      2,875,740
  Cognos, Inc.....................       64,700      4,047,794
  Jetform Corp....................      108,600        785,439
  Nortel Networks Corp............       27,300      3,439,800
                                                  ------------
                                                    12,574,314
                                                  ------------
FINLAND -- 1.3%
  Helsingin Puhelin OYJ Series
    E.............................       20,500      1,981,261
  Nokia OYJ -- ADR................       15,700      3,410,825
                                                  ------------
                                                     5,392,086
                                                  ------------
FRANCE -- 0.5%
  Business Objects S.A. -- ADR....       18,700      1,860,650
                                                  ------------
GERMANY -- 5.8%
  Aixtron AG......................       21,200      4,868,707
  Dialog Semiconductor PLC........       25,100      1,986,304
  Epcos AG........................       13,800      1,822,320
  Intershop Communications AG.....        8,000      4,034,290
  Ixos Software AG................       40,900      1,682,900
  Poet Holdings, Inc..............       29,800      3,313,515
  Software Darmstadt AG...........       35,900      3,984,915
  Suess Microtec AG...............       52,500      1,909,016
                                                  ------------
                                                    23,601,967
                                                  ------------
HONG KONG -- 0.3%
  Lai Sun Development Co., Ltd....   16,334,000        881,048
  Online Credit International,
    Ltd...........................    6,388,000        242,016
                                                  ------------
                                                     1,123,064
                                                  ------------
INDIA -- 0.6%
  Infosys Technologies, Ltd.......       11,650      2,378,345
                                                  ------------
ISRAEL -- 2.7%
  Batm Advanced Communications,
    Ltd...........................       30,800      2,803,165
  Check Point Software
    Technologies, Ltd.............       10,700      1,830,369
  M-Systems Flash Disk Pioneers,
    Ltd...........................       40,600      2,151,800
  Orckit Communications, Ltd.*....       60,600      4,060,200
                                                  ------------
                                                    10,845,534
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
ITALY -- 0.5%
  Gruppo Editoriale L' Espresso...       61,300   $  1,203,075
  Telecom Italia Mobile SpA*......       78,600        964,222
                                                  ------------
                                                     2,167,297
                                                  ------------
JAPAN -- 2.8%
  Disco Corp......................        6,600      1,190,465
  Disco Corp. (New Shares)........        3,300        601,667
  NTT Mobile Communications*......           53      2,175,498
  TDK Corp........................       31,000      4,225,418
  Tokyo Electron, Ltd.............       13,000      1,964,608
  Yahoo Japan Corp................            2      1,214,839
                                                  ------------
                                                    11,372,495
                                                  ------------
NETHERLANDS -- 2.9%
  ASM Lithography Holding N.V. --
    ADR...........................       19,300      2,156,775
  BE Semiconductor Industries
    N.V...........................      114,800      1,938,890
  Koninklijke Philips Electronics
    N.V. -- ADR...................       16,400      2,809,525
  KPNQwest N.V....................       16,500        877,860
  STMicroElectronics N.V..........       13,400      2,508,313
  Versatel Telecom International
    N.V...........................       31,500      1,460,095
                                                  ------------
                                                    11,751,458
                                                  ------------
SINGAPORE -- 0.7%
  Chartered Semiconductor ADR.....       30,400      2,865,200
                                                  ------------
SOUTH KOREA -- 0.4%
  Cybertek Holdings, Inc..........       24,200        983,108
  Serome Technology, Inc..........        8,570        437,320
                                                  ------------
                                                     1,420,428
                                                  ------------
SWEDEN -- 3.1%
  Effnet Group AB.................       28,900      2,107,292
  Enea Data AB....................       24,000      4,583,333
  LM Ericsson Telephone Co. Cl.B
    --
    ADR *.........................       61,500      5,769,469
                                                  ------------
                                                    12,460,094
                                                  ------------
SWITZERLAND -- 1.1%
  SEZ Holding AG..................        5,200      4,503,518
                                                  ------------
TAIWAN -- 0.5%
  Macronix International Co., Ltd.
    -- ADR........................       69,300      2,009,700
                                                  ------------
UNITED KINGDOM -- 7.1%
  ARM Holdings PLC -- ADR*........       20,800      1,257,607
  Baltimore Technologies PLC......       11,500      1,577,752
  British Telecom PLC ORD.........      164,700      3,087,264
  Cable & Wireless PLC............      170,900      3,211,661
  Filtronic PLC...................       56,800      1,714,852
  International Quantum Epitaxi
    PLC...........................       26,800      2,144,000
  NXT PLC.........................       81,200      2,396,460
  Psion PLC.......................       47,700      3,167,107

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK & EQUIVALENTS (Continued)
---------------------------------------------------------
UNITED KINGDOM (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Reuters Group PLC -- ADR........       36,400   $  4,345,250
  Vodafone AirTouch PLC...........    1,068,660      5,941,345
                                                  ------------
                                                    28,843,298
                                                  ------------
UNITED STATES -- 62.0%
  Akamai Technologies, Inc.*......       11,300      1,817,181
  Allscripts, Inc.*...............       23,800      1,430,975
  Alteon Websystems, Inc.*........       56,500      4,633,000
  Amdocs, Ltd.*...................       68,000      5,010,749
  American Mobile Satellite
    Corp.*........................       72,200      1,732,800
  Applied Films Corp.*............       84,600      1,692,000
  Ariba, Inc.*....................       18,700      3,919,988
  Arrowpoint Communications,
    Inc.*.........................        6,000        710,906
  Art Technology Group, Inc.*.....       61,400      4,033,213
  Aspect Communications Corp.*....       26,600        985,863
  Avanex Corp.*...................        8,100      1,229,175
  Broadcom Corp. Cl. A*...........       23,400      5,683,274
  Brocade Communications Systems,
    Inc.*.........................       24,000      4,303,500
  CTS Corp........................       81,900      4,668,300
  Celera Genomics*................       18,500      1,693,906
  Celeritek, Inc.*................       40,500      2,561,625
  CIENA Corp.*....................       21,700      2,736,913
  Commerce One, Inc.*.............       14,400      2,149,200
  Corning, Inc....................       24,600      4,772,400
  Credence Systems Corp.*.........       23,800      2,977,975
  Crossroads Systems, Inc.*.......       17,100      1,765,575
  Cypress Semiconductor Corp.*....       58,100      2,865,056
  Dell Computer Corp.*............      109,300      5,895,369
  Efficient Networks, Inc.*.......       38,500      5,996,375
  Emcore Corp.*...................       22,000      2,531,375
  Emulex Corp.*...................        4,800        523,800
  Entrust Technologies, Inc.*.....       40,800      3,471,186
  E-Tek Dynamics, Inc.*...........       30,500      7,175,125
  Exodus Communications, Inc.*....       26,700      3,751,350
  Fastnet Corp.*..................       48,200        584,425
  Finisar Corp.*..................       31,400      4,600,590
  Gasonics International Corp.*...      110,200      4,370,113
  Globespan, Inc.*................       70,800      7,217,175
  Harmonic Inc.*..................       13,800      1,148,850
  HNC Software, Inc.*.............       46,000      3,314,875
  Infonet Services Corp. Cl. B*...      100,900      2,282,863
  Inktomi Corp.*..................       22,100      4,309,500
  Insilicon Corp.*................       40,300        637,244
  Intel Corp......................       54,300      7,164,206
  Juniper Networks, Inc.*.........       20,700      5,455,743
  Lam Research Corp.*.............      112,200      5,056,012
  LSI Logic Corp.*................       51,400      3,732,925
  LTX Corp.*......................       61,800      2,792,588
  Manugistics Group, Inc.*........       65,800      3,306,450
  Motorola Inc....................       29,100      4,143,113
  NaviSite, Inc.*.................       14,500      1,765,375
  Network Appliance, Inc.*........       54,400      4,501,600
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

UNITED STATES (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Newport Corp....................       28,900   $  3,901,500
  Next Level Communications,
    Inc...........................       15,900      1,729,125
  Nextel Communications, Inc. Cl.
    A*............................       26,000      3,854,500
  Nextel Partners, Inc. Cl. A.*...      141,600      4,106,400
  Niku Corp.*.....................       34,400      1,627,550
  Opus360 Corp. Rts...............          480              0
  Osicom Technologies, Inc.*......       21,500      2,413,375
  Peregrine Systems, Inc.*........       59,700      4,003,631
  Pivotal Corp.*..................       33,900      1,089,038
  PRI Automation, Inc.*...........       30,900      1,888,763
  Project Software & Development,
    Inc.*.........................       19,800      1,118,700
  Qlogic Corp.*...................       22,300      3,021,650
  Quest Software, Inc.*...........       16,600      1,871,650
  Redback Networks, Inc.*.........       13,500      4,049,156
  Register.Com, Inc.*.............       60,400      4,197,800
  RF Micro Devices, Inc.*.........       35,000      4,703,125
  Sagent Technology, Inc.*........      148,900      4,290,181
  Scientific-Atlanta, Inc.........       77,600      4,922,750
  SDL, Inc.*......................       27,000      5,747,624
  Silicon Storage Technology,
    Inc.*.........................       44,700      3,302,213
  Silknet Software, Inc.*.........       13,500      1,404,000
  Tektronix, Inc..................       62,300      3,488,800
  Telaxis Communications,
    Corp.*........................       74,900      4,502,194
  Teradyne, Inc.*.................       59,400      4,885,650
  Tollgrade Communications,
    Inc.*.........................       38,800      2,056,400
  Turnstone Systems, Inc.*........        4,700        540,500
  Verisign, Inc.*.................       22,200      3,318,900
  Veritas Software Corp.*.........       25,425      3,330,675
  Versata, Inc.*..................        8,900        535,669
  Vishay Intertechnology, Inc.*...       54,100      3,009,313
  Watchguard Technologies,
    Inc.*.........................       25,300      2,277,000
  Worldquest Networks Inc.*.......       47,100      1,148,063
                                                  ------------
                                                   251,437,696
                                                  ------------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $339,240,200).........................    397,702,519
                                                  ------------

                                     PRINCIPAL
                                      AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 0.6%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $2,409,911)............  $ 2,409,911      2,409,911
                                                  ------------

TOTAL INVESTMENTS -- 98.7%
  (Cost: $341,650,111)........................   400,112,430
OTHER ASSETS IN EXCESS OF LIABILITIES --
  1.3%........................................     5,206,031
                                                ------------
NET ASSETS -- 100.0%..........................  $405,318,461
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Banking.........................        0.6%
Biotechnology...................        0.4
Computer Services...............        4.9
Computer Software...............       11.0
Computers.......................        6.8
Diversified Operations..........        0.1
Electronic
  Components/Semiconductors.....       18.6
Electronics.....................        5.4
Industrial
  Automation/Robotics...........        0.5
Instruments.....................        1.0
Internet Content................        1.8
Internet Software...............        9.4
Machinery.......................        2.0

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical Supplies................        0.4%
Miscellaneous Manufacturing.....        1.6
Multimedia......................        1.1
Networking Products.............        4.0
Other Commercial Services.......        0.4
Publishing......................        0.3
Real Estate Development.........        0.2
Telecommunication Equipment.....       12.1
Telecommunication Services......        0.3
Telecommunications..............       15.8
Other Assets in Excess of
  Liabilities...................        1.3
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: PAUL E. CLUSKEY, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; MELISA A. GRIGOLITE, Portfolio Manager.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Global Health Care Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of companies with business operations in health care and health care-related industries worldwide.

  MARKET OVERVIEW: Since the fund's September 1, 1999 inception, healthcare has been an exciting sector of the market. Recently, the worldwide environment for healthcare companies has been improving, driven by favorable demographics and new scientific breakthroughs in the area of biotechnology.

  One of the most fascinating areas in healthcare has been genomics -- a sub-sector of biotechnology that involves studying the structure and function of genes. The scientific community is very enthusiastic about the completion of the human genome sequence. The knowledge gained by the completion of this project should lead to substantial increases in research productivity and eventually to major advances to human health. The anticipation of these advances is generating a great deal of investor interest in healthcare.

  PERFORMANCE: The Nicholas-Applegate Global Health Care Fund returned 147.4% from its inception on September 1, 1999 through March 31, 2000. The fund outpaced the returns for two of its benchmarks: the Russell 3000 Healthcare Index, which declined 1.7%, and the S&P 500, which rose 17.9%. The fund's results also compared favorably to the Lipper Health/Biotechnology Funds Average which gained 14.7% during the seven-month period.

  PORTFOLIO SPECIFICS: The fund's results during the period demonstrate our excellent stock picking skill within the healthcare sector. We have focused on innovative companies which can best benefit from the recent technological advances.

  Because genomics is in its infancy, we believe it will first stimulate an increase in research, followed by the development of new products. We look to own stocks poised to benefit from research activity. Our early identification of these stocks contributed to the fund's exceptional returns. For example, Invitrogen, which sells tools to drug discovery labs, performed very well in the quarter.

  During the period, many biotechnology stocks became extended, and we used the opportunity to take some profits. We have been finding additional attractive healthcare companies outside of the biotechnology industry. Specialty pharmaceutical companies like Teva Pharmaceutical provide attractive growth opportunities. Teva is an Israeli generic producer and benefits as patents expire on many leading drugs. Teva also has one of the best selling branded drugs for multiple sclerosis.

  MARKET OUTLOOK: In the near term, we expect to see some volatility in the healthcare sector. The election year rhetoric on healthcare reform offsets some of the positive fundamentals in the sector. Overall, we are very optimistic that our bottom-up stock selection process will lead us to the most promising healthcare investment opportunities around the world.

  Looking farther out, we expect global demand for healthcare to grow at an accelerating pace. As a result, we are very excited about the opportunities in the healthcare sector.

--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES WITH THE RUSSELL 3000 HEALTHCARE INDEX.

                                                              TOTAL RETURN
                                                    SINCE INCEPTION (NOT ANNUALIZED)
                                                              As of 3/31/00
                                                                 147.42%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           GLOBAL HEALTH     RUSSELL 3000
                CARE           HEALTH-
         FUND INSTITUTIONAL      CARE
               SHARES           INDEX
9/1/99          $250,000.00   $250,000.00
9/99            $246,000.00   $230,314.50
10/99            253,400.00    252,920.67
11/99            275,000.00    256,798.55
12/99            385,807.57    241,108.15
1/00             473,854.94    257,093.63
2/00             791,826.01    244,393.20
3/31/00          618,539.00    245,761.80

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 3000 Healthcare Index over the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 3000 Healthcare Index tracks the performance of companies involved in medical services or healthcare in the Russell 3000 Index. The healthcare sector is composed of biotechnology research and production, drugs, hospital supplies, medical services and miscellaneous healthcare industries. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
GLOBAL HEALTH CARE FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 93.7%
--------------------------------------------------------------
CANADA -- 2.1%
  Biovail Corp.*..................       58,100   $  2,574,556
                                                  ------------
ISRAEL -- 3.0%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR*..................      101,300      3,779,756
                                                  ------------
SWEDEN -- 3.0%
  Nobel Biocare AB................       66,200      1,777,593
  Ortivus AB Cl. B*...............       88,500        455,816
  Perbio Science AB*..............      206,900      1,556,539
                                                  ------------
                                                     3,789,948
                                                  ------------
SWITZERLAND -- 1.3%
  Tecan AG........................        2,400      1,685,933
                                                  ------------
UNITED KINGDOM -- 1.2%
  Celltech Chiroscience PLC*......       61,200      1,109,103
  Nycomed Amersham PLC............       48,100        392,878
  Oxford GlycoSciences PLC*.......            0             12
                                                  ------------
                                                     1,501,993
                                                  ------------
UNITED STATES -- 83.1%
  Affymetrix, Inc.*...............       11,700      1,736,719
  Albany Molecular Research,
    Inc.*.........................       24,100      1,406,838
  Alkermes, Inc.*.................       16,400      1,517,000
  Allscripts, Inc.*...............       46,500      2,795,813
  American Home Products Corp.....       85,000      4,558,124
  Amgen, Inc. *...................      101,500      6,229,562
  Andrx Corp.*....................       16,000      1,848,000
  Barr Laboratories, Inc.*........       49,500      2,079,000
  Beckman Coulter, Inc............       25,900      1,662,456
  Bio-Technology General Corp.*...       57,500        891,250
  Bristol-Myers Squibb Co.........       45,300      2,616,075
  Celera Genomics.................       17,500      1,602,344
  COR Therapeutics, Inc.*.........       42,000      2,768,720
  Cubist Pharmaceuticals, Inc.*...       38,700      1,620,563
  Eli Lilly & Co..................       40,300      2,538,900
  Forest Laboratories, Inc. Cl.
    A*............................       64,500      5,450,250
  Genentech, Inc.*................       24,700      3,754,400
  Guidant Corp.*..................       39,900      2,346,619
  IDEC Pharmaceuticals Corp.*.....       25,200      2,475,900
  ILEX Oncology, Inc.*............       19,700        827,400
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

UNITED STATES (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Invitrogen Corp.*...............       34,700   $  2,014,769
  IVAX Corp.*.....................       73,500      2,002,875
  Jones Pharma, Inc...............       46,800      1,421,550
  Maxim Pharmaceuticals, Inc.*....       38,700      1,816,481
  Medtronic, Inc..................      139,700      7,185,818
  Merck & Co., Inc................       40,500      2,516,063
  Mettler-Toledo International,
    Inc.*.........................       36,900      1,510,594
  Millennium Pharmaceuticals,
    Inc.*.........................       12,000      1,558,500
  MiniMed, Inc.*..................       29,200      3,781,400
  OSI Pharmaceuticals, Inc.*......      100,800      1,965,600
  Oxford Health Plans, Inc.*......       73,500      1,120,875
  PE Corp.-PE Biosystems Group*...       35,400      3,416,100
  Pfizer, Inc.....................      177,700      6,497,156
  Pharmacia & Upjohn, Inc.........       70,000      4,147,500
  Pharmacopeia, Inc.*.............       36,200      1,773,800
  Schering-Plough Corp............      106,000      3,895,500
  Sepracor, Inc.*.................       13,800      1,004,813
  Techne Corp.*...................       22,600      1,559,400
  United Therapeutics Corp.*......       18,000      1,399,500
  Waters Corp.*...................       29,300      2,790,825
                                                  ------------
                                                   104,105,052
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $114,586,926).........................    117,437,238
                                                  ------------

                                     PRINCIPAL
                                      AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 10.0%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $12,534,814)...........  $12,534,814     12,534,814
                                                  ------------

TOTAL INVESTMENTS -- 103.7%
  (COST: $127,121,740)........................   129,972,052
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (3.7)%......................................    (4,616,800)
                                                ------------
NET ASSETS -- 100.0%..........................  $125,355,252
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Banking.........................       10.0%
Biotechnology...................       24.1
Contract Research &
  Development...................        1.1
Drugs/Pharmaceuticals...........       44.9
Instruments - Scientific........        2.2
Medical Information Systems.....        2.2
Medical Instruments.............        5.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical Products................       10.6%
Medical Supplies/Equipment......        1.9
Medical - HMO...................        0.9
Therapeutics....................        0.7
Liabilities in Excess of Other
  Assets........................       (3.7)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; ERNESTO RAMOS, PH.D., Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA A. GRIGOLITE, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; JON BORCHARDT, Investment Analyst; JOHN L. BRACKEN, JR., Investment Analyst; DAVID LOPEZ, Investment Analyst; JACOB POZHARNY, PH.D., Investment Analyst; ROLF SCHILD, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly-traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: Developed non-US stock markets produced strong results in the 12-month period ended March 31, 2000.

  During the fiscal year, the European Central Bank raised interest rates 75 basis points for the 11 members of the European Monetary Union. But higher interest rates did not dampen accelerating economic growth in Europe where the investment environment was characterized by corporate restructuring and record levels of merger and acquisition activity.

  The Japanese equity market posted impressive results due to signs of a pick-up in economic growth, increased consumer confidence and structural reform.

  The market succumbed to selling pressure in the first quarter of 2000 due to profit taking and portfolio positioning in anticipation of Japan's March 31st fiscal year end. However, for the period as a whole, the MSCI Japan Index climbed 45.1%.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund gained 61.7% versus 25.1% for the MSCI EAFE Index.

  PORTFOLIO SPECIFICS: Stock selection, especially among Japanese technology companies, contributed to the fund's outperformance during the period. NTT Mobile Communications of Japan, a provider of wireless communications, was one of the fund's top performers.

  ARM Holdings PLC in the United Kingdom also performed well. The company designs reduced instruction set computing (RISC) microprocessors and licenses and sells its products to Alcatel, Intel, Lucent, Samsung and Sony.

  MARKET OUTLOOK: Many of the favorable themes that drove developed international stock markets during the fiscal year remain in place. As a result, we believe the prospects for these markets remain compelling. Our bottom-up stock selection continues to uncover promising investment opportunities in the developed non-US countries.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI EAFE INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                           61.69%                              As of 3/31/00                       35.08%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INTERNATIONAL CORE GROWTH  MSCI EAFE INDEX
          FUND INSTITUTIONAL SHARES
12/27/96                $250,000.00      $250,000.00
12/96                    252,400.00       249,475.00
1/97                     274,600.00       240,743.38
2/97                     277,200.00       244,691.57
3/97                     282,600.00       245,572.46
4/97                     286,600.00       246,873.99
5/97                     313,200.00       262,945.49
6/97                     331,200.00       277,433.78
7/97                     352,400.00       281,928.21
8/97                     334,000.00       260,868.17
9/97                     358,600.00       275,476.79
10/97                    328,800.00       254,292.63
11/97                    325,131.31       251,698.84
12/97                    329,722.39       253,888.62
1/98                     341,826.12       265,491.33
2/98                     365,198.85       282,527.91
3/98                     386,902.09       291,229.77
4/98                     398,171.08       293,536.31
5/98                     407,979.28       292,112.66
6/98                     412,779.04       294,332.71
7/98                     431,143.32       297,305.47
8/98                     369,372.55       260,469.33
9/98                     351,843.00       252,472.92
10/98                    358,312.24       278,780.60
11/98                    379,862.12       293,054.16
12/98                    400,733.67       304,600.50
1/99                     416,178.61       303,686.69
2/99                     399,063.94       296,458.95
3/99                     411,795.59       308,821.29
4/99                     426,823.10       321,328.55
5/99                     410,334.58       304,780.45
6/99                     442,685.47       316,663.84
7/99                     457,295.55       326,068.76
8/99                     464,391.88       327,258.91
9/99                     471,488.20       330,554.41
10/99                    502,378.09       342,950.20
11/99                    567,497.31       354,866.00
12/99                    677,509.49       386,715.78
1/00                     629,265.14       362,144.25
2/00                     705,704.25       371,893.17
3/31/00                  665,813.89       386,322.62

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI EAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The average company has a market capitalization of over $3 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 93.2%
--------------------------------------------------------------
AUSTRALIA -- 0.7%
  The News Corp., Ltd. -- ADR....        39,100   $  2,199,375
                                                  ------------
BELGIUM -- 1.3%
  Fortis (B).....................        55,200      1,415,600
  Lernout & Hauspie Speech
    Products N.V.*...............        23,500      2,596,750
                                                  ------------
                                                     4,012,350
                                                  ------------
BERMUDA -- 0.1%
  FLAG Telecom Holdings, Ltd.*...        19,000        429,875
                                                  ------------
BRAZIL -- 1.3%
  Petroleo Brasileiro S.A. ADR...        56,200      1,529,797
  Tele Norte Leste Participacoes
    S.A. -- ADR..................        52,300      1,392,488
  Telesp Celular Participacoes
    S.A. ADR.....................        23,800      1,349,163
                                                  ------------
                                                     4,271,448
                                                  ------------
CANADA -- 5.0%
  Abitibi-Consolidated, Inc......       148,400      1,419,075
  Anderson Exploration, Ltd.*....        94,900      1,372,710
  Ballard Power Systems, Inc.*...        25,800      2,180,100
  Biovail Corp.*.................        41,400      1,834,538
  Bombardier, Inc. -- Cl. B......        67,000      1,682,153
  Falconbridge, Ltd..............        60,200        895,661
  Nortel Networks................        31,200      3,931,199
  Precision Drilling Corp.*......        41,800      1,395,075
  QLT PhotoTherapeutics, Inc.*...        23,800      1,314,950
                                                  ------------
                                                    16,025,461
                                                  ------------
DENMARK -- 1.0%
  Tele Denmark AS B Shares.......        34,000      3,058,929
                                                  ------------
FINLAND -- 2.9%
  Helsingin Puhelin OYJ Series
    E............................        31,800      3,073,371
  Nokia OYJ -- ADR...............        21,600      4,692,601
  Sonera Group OYJ...............        23,300      1,589,688
                                                  ------------
                                                     9,355,660
                                                  ------------
FRANCE -- 8.9%
  Alcatel........................         8,900      1,952,813
  Axa............................         8,600      1,218,765
  Bouygues S.A...................         2,773      2,197,085
  Bouygues S.A. -- Rts.*.........             5             24
  Dassault Systemes S.A. A Shares
    -- ADR.......................        16,100      1,465,100
  Genset S.A. -- ADR*............        23,700        769,880
  Lagardere S.C.A................        35,700      2,898,589
  Pechiney S.A. A Shares.........        29,000      1,422,193
  Rhodia S.A.....................        93,000      1,664,145
  Societe Television Francaise
    1............................         7,400      5,452,416
  Total Fina Elf S.A.............        36,107      5,407,197
  Vivendi S.A....................        33,000      3,805,113
                                                  ------------
                                                    28,253,320
                                                  ------------
                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
GERMANY -- 6.3%
  Bayerische Motoren Werke AG....        53,600   $  1,690,000
  EM.TV & Merchandising AG.......        36,100      2,936,248
  Epcos AG*......................        21,400      2,825,917
  Intershop Communications AG*...        10,300      5,194,149
  MobilCom AG....................         6,800        962,373
  SAP AG.........................         4,400      3,168,297
  Siemens AG.....................         9,400      1,353,726
  Thyssen Krupp AG*..............        78,300      1,929,326
                                                  ------------
                                                    20,060,036
                                                  ------------
HONG KONG -- 1.5%
  China Telecom (Hong Kong), Ltd.
    -- ADR*......................         8,600      1,524,350
  HSBC Holdings PLC..............       136,000      1,589,418
  Hutchison Whampoa, Ltd.........        96,000      1,732,228
                                                  ------------
                                                     4,845,996
                                                  ------------
HUNGARY -- 0.4%
  Magyar Tavkoziesi -- ADR.......        26,300      1,173,638
                                                  ------------
INDIA -- 0.2%
  Infosys Technologies, Ltd. --
    ADR..........................         2,700        521,100
                                                  ------------
ITALY -- 3.2%
  Alleanza Assicurazioni SpA.....       160,000      1,570,847
  Mediaset SpA...................       155,400      3,087,059
  Seat-Pagine Gialle SpA.........       270,700      1,341,790
  Telecom Italia Mobile SpA......       178,800      2,193,421
  Telecom Italia SpA.............       130,100      1,942,086
                                                  ------------
                                                    10,135,203
                                                  ------------
JAPAN -- 19.0%
  FANUC, Ltd.....................        33,900      3,556,418
  Fast Retailing Co., Ltd........         6,400      2,817,335
  Ito-Yokado Co., Ltd............        25,000      1,789,109
  Keyence Corp...................         5,630      2,250,573
  Kyocera Corp...................        10,900      1,823,663
  Mitsubishi Electric Corp.......       173,000      1,632,760
  Mitsui Fudosan Co., Ltd........       219,000      2,092,527
  Murata Manufacturing Co.,
    Ltd..........................         9,000      2,189,343
  NEC Corp.......................        71,000      2,097,499
  Nikon Corp.....................        47,000      1,805,489
  Nippon Steel Corp..............       773,000      1,846,488
  Nippon Telegraph and Telephone
    Corp.........................            88      1,398,528
  Nomura Securities Co., Ltd.....       112,000      3,658,168
  NTT DoCoMo, Inc................            84      3,447,960
  OMRON Corp.....................        56,000      1,594,306
  Pioneer Electronics Corp.......        67,000      1,900,941
  Promise Co., Ltd...............        27,700      2,136,275
  Softbank Corp..................         3,800      3,390,045
  Sony Corp......................        12,000      1,696,485
  Sony Corp. (New Shares)........        12,000      1,708,185
  Sumitomo Bank, Ltd.............       120,000      1,790,084
  Sumitomo Corp..................       180,000      2,183,201
  TDK Corp.......................        16,000      2,180,861
  Tokyo Electron, Ltd............         9,000      1,360,113

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------

COMMON STOCK & EQUIVALENTS (Continued)
---------------------------------------------------------
JAPAN (CONTINUED)

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
  Toshiba Corp...................       204,000   $  2,080,476
  Toyoda Gosei Co., Ltd..........        36,000      2,632,477
  Toyota Motor Corp..............        36,000      1,884,854
  Yamato Transport Co., Ltd......        64,000      1,834,544
                                                  ------------
                                                    60,778,707
                                                  ------------
MEXICO -- 1.2%
  Telefonos de Mexico S.A. Series
    L -- ADR.....................        57,200      3,832,400
                                                  ------------
NETHERLANDS -- 8.1%
  ASM Lithography Holding N.V. --
    ADR*.........................        28,900      3,229,575
  Equant N.V.*...................        23,600      1,957,932
  Equant N.V. (Regd.)*...........         9,600        816,600
  Koninklijke Philips Electronics
    N.V. -- ADR..................        24,600      4,214,288
  KPN N.V........................        37,500      4,293,491
  KPNQwest N.V. Series C*........        40,400      2,149,427
  QIAGEN N.V.*...................         5,300        760,736
  STMicroelectronics N.V.........        25,100      4,698,405
  United Pan-Europe
    Communications N.V. A
    shares*......................        55,100      2,574,571
  VNU N.V........................        21,000      1,236,841
                                                  ------------
                                                    25,931,866
                                                  ------------
PORTUGAL -- 0.7%
  Portugal Telecom S.A...........       175,300      2,247,777
                                                  ------------
RUSSIA -- 0.4%
  OAO Lukoil Holding -- ADR......        19,200      1,198,080
                                                  ------------
SINGAPORE -- 1.9%
  Chartered Semiconductor
    Manufacturing, Ltd...........       260,000      2,462,438
  Flextronics International,
    Ltd.*........................        52,900      3,726,144
                                                  ------------
                                                     6,188,582
                                                  ------------
SOUTH KOREA -- 1.8%
  Korea Electric Power Corp......        60,890      1,735,386
  Samsung Electronics............         7,510      2,276,272
  SK Telecom Co., Ltd............           540      1,758,878
                                                  ------------
                                                     5,770,536
                                                  ------------
SPAIN -- 3.4%
  Altadis (ex Tabacalera S.A.)...       237,300      3,179,013
  Banco Santander Central Hispano
    S.A..........................       245,000      2,632,767
  Endesa S.A.....................       105,700      2,424,430
  Telefonica S.A.*...............       106,000      2,677,789
                                                  ------------
                                                    10,913,999
                                                  ------------
                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
SWEDEN -- 3.8%
  LM Ericson Telephone Co. Cl. B.
    -- ADR.......................        61,800   $  5,797,612
  Netcom AB B shares*............        25,400      2,190,162
  Skandia Forsakrings AB.........        86,000      4,071,065
                                                  ------------
                                                    12,058,839
                                                  ------------
SWITZERLAND -- 0.4%
  UBS AG.........................         4,800      1,261,563
                                                  ------------
UNITED KINGDOM -- 17.7%
  ARM Holdings PLC -- ADR*.......        74,100      4,480,224
  BG Group PLC...................       317,700      1,790,366
  Billiton PLC...................       380,000      1,783,785
  British Aerospace PLC..........       379,197      2,141,463
  British Airways PLC............       375,200      1,972,244
  British Telecom PLC -- ADR.....       157,800      2,957,926
  Cable & Wireless PLC...........       112,700      2,117,930
  Centrica PLC...................       921,400      3,520,433
  CMG PLC*.......................        40,400      3,464,838
  Colt Telecom Group PLC*........        52,700      2,509,558
  Energis PLC*...................        21,300        993,232
  Invensys PLC*..................       836,700      3,717,383
  Logica PLC.....................        39,500      1,323,931
  Marconi Electronics PLC........       118,700      1,418,322
  Nycomed Amersham PLC ORD.......        65,100        531,733
  Pearson PLC ORD................        58,000      2,018,023
  Reuters Group PLC -- ADR.......        23,100      2,757,563
  Rolls-Royal PLC ORD............       322,000      1,044,068
  Saatchi & Saatchi PLC..........        87,400        504,734
  Shell Transport & Trading
    Co...........................       399,900      3,317,394
  Shire Pharmaceuticals PLC --
    ADR*.........................        42,900      2,198,625
  Thus PLC*......................       132,900        993,292
  Vodafone Airtouch PLC..........     1,591,606      8,848,726
                                                  ------------
                                                    56,405,793
                                                  ------------
UNITED STATES -- 2.0%
  Amdocs, Ltd.*..................        56,000      4,126,499
  Schlumberger Ltd...............        30,800      2,356,200
                                                  ------------
                                                     6,482,699
                                                  ------------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $230,289,962).........................    297,413,232
                                                  ------------
--------------------------------------------------------------
PREFERRED STOCK -- 1.2%
--------------------------------------------------------------
BRAZIL -- 0.3%
  Banco Bradesco S.A.............   119,136,000        981,763
                                                  ------------
GERMANY -- 0.9%
  ProSieben Media AG.............        23,600      2,698,649
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost: $4,677,192)...........................      3,680,412
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                    PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------
FOREIGN CORPORATE BOND -- 0.0%
--------------------------------------------------------------
UNITED KINGDOM -- 0.0%
  British Aerospace PLC
    7.450%, 11/30/03
    (Cost: $3)...................  $          2   $          3
                                                  ------------
--------------------------------------------------------------
TIME DEPOSIT -- 9.1%
--------------------------------------------------------------
  HSBC Holdings PLC
    5.625%, 04/03/00
    (Cost: $29,094,722)..........    29,094,722     29,094,722
                                                  ------------

TOTAL INVESTMENTS -- 103.5%
  (Cost: $264,061,879)........................   330,188,369
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (3.5)%......................................   (11,081,166)
                                                ------------
NET ASSETS -- 100.0%..........................  $319,107,203
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising.....................        0.2%
Aerospace & Defense.............        1.0
Airlines........................        0.6
Applications Software...........        0.2
Audio/Video Products............        1.7
Auto Manufacturers..............        1.1
Auto Parts & Equipment..........        0.8
Banking.........................        9.1
Biotechnology...................        0.5
Broadcasting....................        0.9
Building & Construction.........        0.7
Chemicals.......................        0.5
Computer Services...............        2.0
Computer Software...............        1.0
Computers.......................        2.6
Distribution/Wholesale..........        0.7
Diversified Financial
  Services......................        3.3
Diversified Manufacturing.......        2.2
Diversified Operations..........        3.2
Drilling........................        0.4
Drugs/Pharmaceuticals...........        1.7
Electric........................        1.8
Electronic
  Components/Semiconductors.....       11.1
Electronics.....................        2.6
Insurance.......................        2.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Internet Software...............        1.6%
Medical Products................        0.2
Metals..........................        0.7
Mining..........................        0.6
Money Center Banks..............        1.8
Multimedia......................        2.2
Oil & Gas Producers.............        4.7
Oil & Gas Services..............        2.4
Paper & Related Products........        0.4
Photo Equipment & Supplies......        0.6
Publishing......................        0.8
Real Estate Development.........        0.7
Regional/Commercial Banks.......        0.8
Retail - Apparel................        0.9
Retail - Miscellaneous..........        0.6
Steel...........................        0.6
Telecommunication Equipment.....        4.5
Telecommunications..............       21.5
Television......................        4.3
Tobacco.........................        1.0
Transportation..................        0.6
Liabilities in Excess of Other
  Assets........................       (3.5)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA A. GRIGOLITE, Portfolio Manager; JON BORCHARDT, Investment Analyst; JOHN L. BRACKEN, JR., Investment Analyst; DAVID LOPEZ, Investment Analyst; JACOB POZHARNY, PH.D., Investment Analyst; ROLF SCHILD, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The International Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the bottom 25% of publicly-traded companies as measured by this market capitalization in each country.

  MARKET OVERVIEW: Developed non-US stock markets posted impressive gains in the 12-month period ended March 31, 2000.

  Smaller-capitalization stocks benefited from the positive themes of global economic recovery, the technology revolution, structural reforms and changing business landscapes. In the technology sector, nimble smaller-cap companies, those forming alliances with large companies instead of competing directly, emerged as winners.

  Significant changes in the areas of structural reform and corporate restructuring and consolidation helped smaller companies thrive in Japan and elsewhere in Asia.

  In Europe, the advent of the Economic Monetary Union (EMU) created a favorable environment for smaller companies as EMU fosters increased competition and a heightened desire among companies to boost efficiency.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund gained 143.8% versus its benchmark, the Salomon EPAC/EMI Index, which advanced 23.6%.

  PORTFOLIO SPECIFICS: Technology companies in Japan, the United Kingdom, and Europe drove the fund's outperformance during the fiscal year.

  One of the fund's major contributors to performance during the period was Yaskawa Electric, a Japanese manufacturer of industrial robots, servo motors and other automation equipment. Other top performers included Dialog Semiconductor, a German chip manufacturer supplying the mobile communications industry, and ARM Holdings PLC, a UK-based designer of reduced instruction set computing (RISC) microprocessors.

  MARKET OUTLOOK: We expect the positive themes of global economic recovery, the technology revolution and structural reform to continue. As a result, we remain optimistic in our outlook for international small-cap stocks. With our bottom-up approach to stock selection and our focus on companies benefiting from positive change, we are confident that we will continue to find exciting growth opportunities in the world's developed markets.

--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE SALOMON EPAC EMI INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/00                       SINCE
                           1 YEAR                                5 YEARS                         INCEPTION
                           143.81%                                39.44%                          19.40%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             INTERNATIONAL SMALL CAP         SALOMON
         GROWTH FUND INSTITUTIONAL SHARES      EPAC
                                            EMI INDEX
6/7/90                        $250,000.00   $250,000.00
6/90                           253,508.33    253,375.00
7/90                           262,592.38    266,043.75
8/90                           231,247.60    232,043.36
9/90                           197,793.78    197,004.81
10/90                          227,469.45    231,953.47
11/90                          209,211.23    210,010.67
12/90                          206,310.17    207,595.54
1/91                           209,432.33    205,042.12
2/91                           232,916.67    234,322.13
3/91                           224,306.52    226,284.88
4/91                           226,377.62    229,452.87
5/91                           225,592.84    225,299.78
6/91                           212,831.81    212,795.64
7/91                           220,947.79    218,456.00
8/91                           214,702.34    209,215.31
9/91                           230,017.77    225,827.01
10/91                          231,796.57    226,775.48
11/91                          220,956.22    213,055.57
12/91                          230,619.37    221,428.65
1/92                           228,689.86    217,775.08
2/92                           222,705.81    213,898.68
3/92                           209,707.21    199,182.45
4/92                           211,266.03    200,975.09
5/92                           225,491.28    217,093.30
6/92                           218,711.51    208,235.89
7/92                           209,576.66    195,158.68
8/92                           215,074.55    202,945.51
9/92                           210,436.11    197,668.92
10/92                          199,500.45    184,365.81
11/92                          199,946.00    184,826.72
12/92                          202,112.08    187,284.92
1/93                           202,684.73    188,933.02
2/93                           206,968.14    195,073.35
3/93                           223,097.85    214,853.78
4/93                           245,660.48    235,135.98
5/93                           258,885.20    247,504.13
6/93                           252,214.60    236,985.21
7/93                           256,611.54    244,782.02
8/93                           272,863.60    257,510.69
9/93                           263,731.77    252,308.97
10/93                          260,312.04    250,744.65
11/93                          238,402.45    229,105.39
12/93                          254,717.12    244,111.79
1/94                           280,392.61    269,206.49
2/94                           279,781.29    271,683.19
3/94                           274,075.62    267,336.25
4/94                           283,856.76    275,810.81
5/94                           279,985.06    271,646.07
6/94                           284,875.63    278,219.91
7/94                           287,728.46    281,252.50
8/94                           294,452.99    284,149.40
9/94                           288,339.78    275,454.43
10/94                          294,452.99    280,798.25
11/94                          279,985.06    263,613.39
12/94                          276,653.41    267,145.81
1/95                           265,298.24    258,597.15
2/95                           259,723.88    254,382.01
3/95                           270,253.22    265,142.37
4/95                           281,195.48    273,096.65
5/95                           277,892.16    267,880.50
6/95                           274,382.38    264,344.48
7/95                           292,344.20    280,020.10
8/95                           289,247.34    272,767.58
9/95                           293,376.49    274,867.89
10/95                          282,640.69    267,034.16
11/95                          285,944.01    269,517.58
12/95                          293,256.86    279,947.91
1/96                           297,214.16    284,874.99
2/96                           300,963.18    289,148.11
3/96                           313,459.92    295,856.35
4/96                           327,206.34    311,536.74
5/96                           330,330.52    308,826.37
6/96                           333,246.43    309,413.14
7/96                           319,500.01    297,779.20
8/96                           322,624.20    300,012.55
9/96                           329,913.96    301,482.61
10/96                          330,955.36    299,191.34
11/96                          346,855.62    303,589.45
12/96                          346,834.50    298,064.13
1/97                           356,598.50    290,135.62
2/97                           361,268.25    295,445.10
3/97                           361,480.51    292,165.66
4/97                           359,357.90    287,812.39
5/97                           383,980.18    305,973.36
6/97                           409,451.50    313,224.92
7/97                           425,795.60    307,117.04
8/97                           408,177.93    293,327.48
9/97                           437,257.69    297,170.07
10/97                          406,267.58    285,521.01
11/97                          398,120.21    274,128.72
12/97                          395,704.11    267,439.98
1/98                           405,100.07    279,956.17
2/98                           446,979.20    300,689.72
3/98                           495,301.28    314,822.14
4/98                           521,878.42    317,343.86
5/98                           534,764.31    324,674.51
6/98                           536,106.59    315,518.69
7/98                           547,288.71    314,774.06
8/98                           460,817.09    277,882.54
9/98                           454,523.27    269,501.60
10/98                          472,583.80    288,774.02
11/98                          505,473.53    298,255.25
12/98                          539,503.77    305,264.25
1/99                           582,110.73    304,064.56
2/99                           571,043.99    298,442.40
3/99                           584,324.08    309,117.69
4/99                           619,184.32    324,963.06
5/99                           595,114.16    316,289.80
6/99                           660,961.28    326,986.72
7/99                           717,955.01    339,585.52
8/99                           764,712.01    344,794.76
9/99                           787,398.83    343,681.07
10/99                          841,072.54    340,824.39
11/99                        1,033,636.30    352,795.51
12/99                        1,230,678.44    375,381.48
1/00                         1,269,363.27    365,692.88
2/00                         1,604,446.22    378,748.12
3/31/00                      1,424,659.19    382,005.35

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Salomon EPAC EMI Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. [The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception.] The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Salomon EPAC EMI Index includes shares of about 2,821 companies in 22 countries excluding Canada and the United States. Companies within the Index are smaller-capitalization companies with market capitalizations greater than $100 million. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 88.6%
--------------------------------------------------------------
AUSTRALIA -- 0.3%
  Davnet, Ltd.....................      281,500   $    922,701
                                                  ------------
BRAZIL -- 0.0%
  Telec do Rio Janeiro S.A.*......        1,000             20
                                                  ------------
BRITISH VIRGIN ISLANDS -- 0.8%
  OpenTV Corp. Cl. A*.............       17,200      2,036,050
                                                  ------------
CANADA -- 5.4%
  Anderson Exploration, Ltd.*.....      114,200      1,651,880
  Cell-Loc, Inc.*.................       58,200      2,084,585
  Certicom Corp.*.................       19,000      1,911,386
  Clearnet Communications, Inc.
    Cl. A*........................       26,500      1,091,469
  C-MAC Industries, Inc.*.........       47,800      2,057,790
  Cognos, Inc.*...................       35,900      2,245,994
  GT Group Telecom, Inc. Cl. B*...       26,200        546,925
  Petro-Canada....................       69,600      1,157,763
  QTL Phototherapeutics, Inc.*....       19,000      1,049,750
  Visible Genetics, Inc.*.........       22,800        843,600
                                                  ------------
                                                    14,641,142
                                                  ------------
DENMARK -- 1.6%
  Vestas Wind Systems AS*.........       11,700      4,255,639
                                                  ------------
FINLAND -- 2.1%
  Eimo OYJ........................       20,500        794,466
  JOT Automation Group OYJ........      237,300      2,134,480
  Perlos OYJ......................       73,700      2,623,475
                                                  ------------
                                                     5,552,421
                                                  ------------
FRANCE -- 10.8%
  Altran Technologies S.A.........       13,000      3,172,124
  Bouygues S.A.*..................        2,956      2,342,078
  Bouygues S.A. -- Rts.*..........           12             57
  Business Objects S.A. -- ADR*...       22,800      2,268,600
  Coflexip S.A....................       14,200      1,562,618
  Devoteam S.A.*..................        6,700      1,045,030
  FI System*......................       11,300      1,054,265
  Galeries Lafayette..............       11,000      2,105,180
  Havas Advertising...............        4,300      2,324,789
  Hermes International............       16,300      2,261,633
  Integra-Net S.A.*...............       30,500      1,079,862
  Liberty Surf Group S.A.*........        3,800        212,719
  Metropole Television -M6........        5,400      3,689,424
  Rhodia S.A......................       86,500      1,547,834
  Usinor S.A......................      129,000      2,049,106
  Wavecom S.A.-- ADR*.............       21,000      2,394,000
                                                  ------------
                                                    29,109,319
                                                  ------------
GERMANY -- 17.9%
  ADVA AG*........................        5,000      3,157,770
  Aixtron.........................       24,400      5,603,606
  Ce Consumer Electronics AG......       16,300      3,244,274
  Dialog Semiconductor PLC*.......       27,300      2,160,403
  EM. TV & Merchandising AG.......       21,800      1,773,136
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

GERMANY (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Epocs AG*.......................       28,700   $  3,789,898
  FAG Kugelfischer George
    Schaefer......................       95,700        849,819
  Heidelberg Zement AG............       23,459      1,322,182
  Intershop Communications AG*....        8,200      4,135,148
  Ixos Software AG*...............       56,800      2,337,133
  Kamps AG........................       36,640      2,131,698
  Primacom AG*....................       16,600      1,270,763
  Senator Film AG*................       20,300      2,329,066
  SGL Carbon AG*..................       16,700      1,278,418
  Singulus Technologies AG*.......       39,000      3,842,001
  Software AG*....................       30,700      3,407,711
  Suess MicroTec AG*..............       50,900      1,850,836
  Telegate AG*....................       34,300      3,938,600
                                                  ------------
                                                    48,422,462
                                                  ------------
HONG KONG -- 3.2%
  China Aerospace International,
    Ltd.*.........................      298,600         94,912
  China.com Corp. Cl. A*..........       20,800      1,684,800
  Computer & Technologies
    Holdings, Ltd.*...............    1,012,000      1,923,534
  Giordano International, Ltd.....    1,252,000      1,519,476
  Global Tech (Holdings), Ltd.....      602,000        989,610
  Legend Holdings, Ltd.*..........    1,296,000      2,022,269
  Sino-i.com, Ltd.*...............    4,085,000        388,223
                                                  ------------
                                                     8,622,824
                                                  ------------
INDONESIA -- 0.0%
  PT Lippo Bank TBK...............          500             10
                                                  ------------
ISRAEL -- 1.4%
  BATM Advanced Communications....       23,400      2,129,678
  Nice Systems, Ltd. -- ADR*......       22,000      1,567,500
                                                  ------------
                                                     3,697,178
                                                  ------------
ITALY -- 2.7%
  Class Editori SpA...............      110,900      1,729,759
  Gruppo Editoriale L'Espresso....      194,732      3,821,814
  I.Net SpA*......................        1,300        218,939
  Saipem SpA......................      295,700      1,443,072
                                                  ------------
                                                     7,213,584
                                                  ------------
JAPAN -- 11.2%
  Alpha Systems, Inc..............        7,800      1,711,110
  Alps Electric Co., Ltd..........      110,000      1,503,632
  Bank of Yokohama, Ltd.*.........      129,000        523,219
  Capcom Co., Ltd.*...............        7,450        323,234
  Citizen Watch Co., Ltd..........      109,000        919,271
  Disco Corp......................        6,700      1,208,502
  Disco Corp. (New Shares)*.......        6,150      1,121,289
  Drake Beam Morin-Japan, Inc.....        4,000      1,212,889
  Fukuyama Transporting Co.,
    Ltd...........................      194,000      1,284,317
  Funai Electric Co., Ltd.........        2,600      1,622,386
  Jafco Co., Ltd..................        7,000      1,569,736
  JUSTSYSTEM Corp.................       24,900      1,917,906
  Kubota Corp.....................       66,000        227,154

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK & EQUIVALENTS (Continued)
---------------------------------------------------------
JAPAN (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Mazda Motor Corp................      236,000   $    805,343
  Mitsukoshi, Ltd.*...............      109,000        471,857
  Nippon System Development.......        9,360        907,116
  Nitto Denko Corp.*..............       35,000      1,399,113
  NKK Corp.*......................      688,000        442,724
  Softbank Technology Corp.*......        1,000        438,746
  Sumitomo Metal Industries,
    Ltd.*.........................    1,172,000        914,152
  Sunkus & Associates, Inc........       15,600        898,903
  Toyo Communication Equipment
    Co., Ltd......................       93,000      2,180,715
  Toyo Trust and Banking Co.,
    Ltd...........................      190,000        722,469
  Tsuruha Co., Ltd................       12,200        915,907
  Yaskawa Electric Corp.*.........      364,000      4,965,008
                                                  ------------
                                                    30,206,698
                                                  ------------
MEXICO -- 0.4%
  Corporacion Interamericana de
    Entretenimiento S.A. Cl. B*...      241,000      1,210,064
                                                  ------------
NETHERLANDS -- 3.9%
  ASM International N.V.*.........       76,400      2,215,600
  BE Semiconductor Industries
    N.V.*.........................      102,100      1,724,396
  Completel Europe N.V. *.........       64,300      1,280,412
  Completel Europe N.V. (New
    Shares)*......................       30,300        604,106
  Meta4 N.V.*.....................       49,800        905,419
  Versatel Telecom International
    N.V...........................       82,700      3,833,330
                                                  ------------
                                                    10,563,263
                                                  ------------
NORWAY -- 2.1%
  Frontline, Ltd.*................      150,300      1,282,302
  NetCom ASA*.....................       42,600      2,130,202
  Schibsted ASA...................       91,900      2,275,938
                                                  ------------
                                                     5,688,442
                                                  ------------
SINGAPORE -- 0.8%
  Datacraft Asia, Ltd.............      243,100      2,272,985
                                                  ------------
SOUTH KOREA -- 0.3%
  Mirae Corp......................      105,600        592,373
  SEROME Technology, Inc..........        4,050        206,668
                                                  ------------
                                                       799,041
                                                  ------------
SPAIN -- 0.4%
  Acerinox S.A....................       26,000      1,027,519
                                                  ------------
SWEDEN -- 5.8%
  Allgon AB Cl. B.................       35,800        890,856
  Effnet Group AB*................       23,000      1,677,083
  Enea Data AB....................       25,100      4,793,403
  Framtidsfabriken AB*............       48,900      1,194,201
  Modern Times Group AB Cl. B*....       56,900      2,765,972
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

SWEDEN (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Nobel Biocare AB................       51,400   $  1,380,185
  Ortivus AB Cl. B*...............       58,900        303,362
  Rottneros AB....................      801,700        890,778
  Tele1 Europe Holding AB*........       25,200        476,875
  Telelogic AB*...................       15,300      1,381,250
                                                  ------------
                                                    15,753,965
                                                  ------------
SWITZERLAND -- 3.8%
  Ascom Holding AG................          600      2,363,625
  Gretag Imaging Holdings AG......        6,400      1,281,771
  Kudelski S.A.*..................          320      3,993,505
  Sez Holdings AG.................        1,500      1,299,092
  Straumann Holding AG............          500        421,002
  Synthes-Stratec, Inc.*..........        1,800        866,061
                                                  ------------
                                                    10,225,056
                                                  ------------
TAIWAN -- 0.2%
  Macronix International Co., Ltd.
    -- ADR*.......................       18,000        522,000
                                                  ------------
UNITED KINGDOM -- 13.4%
  ARM Holdings PLC*...............       29,000      1,753,394
  Autonomy Corp. PLC*.............       20,400      3,468,000
  Baltimore Technologies PLC*.....       14,400      1,975,620
  Bowthorpe PLC...................       31,800        587,967
  Cambridge Antibody Technology
    Group PLC*....................       23,600        767,100
  Capital Radio PLC...............       53,300      1,454,004
  Celltech Chiroscience Group
    PLC...........................      153,500      2,781,820
  CMG PLC*........................       32,100      2,753,002
  Cookson Group PLC...............      443,400      1,285,620
  Eidos PLC*......................      227,600      1,426,945
  Filtronic PLC...................       18,200        549,477
  Independent Energy Holdings PLC
    -- ADR*.......................       32,900      1,476,388
  Jazztel PLC -- ADR*.............       25,000      2,023,438
  Kingston Communication (Hull)
    PLC*..........................       79,300      1,270,133
  NXT PLC*........................       34,600      1,021,152
  Oxford GlycoSciences PLC*.......       46,800      1,287,886
  Pace Microtechnology PLC........      226,000      3,396,265
  Powderject Pharmaceuticals
    PLC*..........................       82,400        864,302
  Psion PLC.......................       35,800      2,376,991
  Saatchi & Saatchi PLC...........       76,800        443,519
  Scoot.com PLC*..................      338,700      1,248,158
  Shire Pharmaceuticals PLC --
    ADR*..........................       43,000      2,203,750
                                                  ------------
                                                    36,414,931
                                                  ------------
UNITED STATES -- 0.1%
  Via Net.Works, Inc.*............       12,500        332,031
                                                  ------------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $177,967,977).........................    239,489,345
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
PREFERRED STOCK -- 1.9%
--------------------------------------------------------------
GERMANY -- 1.9%
  Marschollek, Lautenschlaeger &
    Partner AG
    (Cost $2,689,185).............        8,400   $  4,983,535
                                                  ------------

                                     PRINCIPAL
                                      AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 9.6%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $25,961,732)...........  $25,961,732     25,961,732

TOTAL INVESTMENTS -- 100.1%
  (Cost: $206,618,894)........................   270,434,612
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.1%)........................................      (275,807)
                                                ------------
NET ASSETS -- 100.0%..........................  $270,158,805
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising.....................        1.0%
Apparel.........................        0.8
Application Software............        2.3
Banking.........................        9.6
Biotechnology...................        1.1
Broadcasting....................        2.5
Building & Construction.........        2.0
Building Materials..............        0.5
Chemicals.......................        1.0
Computers.......................        3.9
Computer Services...............        4.6
Computer Software...............        5.7
Consulting Services.............        0.8
Data Processing.................        1.3
Distribution/Wholesale..........        0.4
Diversified Financial
  Services......................        2.3
Diversified Manufacturing.......        0.8
Drugs/Pharmaceuticals...........        2.2
Electric........................        1.9
Electronic
  Components/Semiconductors.....       12.9
Electronics.....................        0.5
Entertainment...................        0.4
Entertainment Software..........        0.5
Food............................        0.8
Industrial
  Automation/Robotics...........        0.8
Internet Content................        0.6
Internet Software...............        3.2

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Machinery.......................        2.6%
Medical Products................        1.6
Metal Fabrication & Hardware....        0.5
Metals..........................        0.8
Networking Products.............        0.8
Oil & Gas Producers.............        1.0
Oil & Gas Services..............        1.1
Paper & Related Products........        0.3
Power Equipment & Supplies......        1.6
Publishing......................        2.9
Retail - Apparel................        0.6
Retail - Automobiles............        0.3
Retail - Convenience Stores.....        0.3
Retail - Department Stores......        1.0
Retail - Drug Stores............        0.3
Retail - Jewelry................        0.3
Steel...........................        0.4
Telecommunications..............        6.6
Telecommunications Equipment....        5.0
Telecommunications Services.....        2.7
Television......................        2.9
Therapeutics....................        0.4
Transportation - Other..........        1.0
Venture Capital.................        0.7
Liabilities in Excess of Other
  Assets........................       (0.1)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; JASON CAMPBELL, Portfolio Manager; JESSICA GONCALVES, Portfolio Manager; THEODORA JAMISON, Investment Analyst; JOHN MAZUR, Investment Analyst; ANDREW PARMET, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: Following the economic and currency crises in 1997 and 1998, structural reform and improving economies paved the way for solid stock market returns in the world's emerging countries. Although performance weakened in the third quarter of 1999 after severe earthquakes in Greece, Turkey and Taiwan, emerging markets rebounded decisively in the six months that followed.

  Themes of economic revitalization and restructuring have encouraged continued investor interest in markets in Asia, Latin America and The Europe, Middle East, and Africa (EMEA) region. During the period, countries in Asia exhibited signs that they are on the road to recovery, with most countries expecting real GDP growth to move into positive territory in 2000. Financial fundamentals in Latin America continue to improve. And the economies of Eastern Europe are on firm ground as stronger European Union growth boosts exports throughout the region.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund gained 76.1% versus 51.5% for the MSCI Emerging Markets Free Index.

  PORTFOLIO SPECIFICS: The fund's strong returns during the period can be attributed to stock selection, particularly in the technology sector.

  One of the fund's best-performing stocks was Datacraft Asia of Singapore, an information technology service provider and the premier Asian systems integrator for Cisco Systems and Ascend Communications. In the last few years, the company has benefited from a focus on China.

  Infosys Technologies of India, a software contract programmer whose client list includes blue-chip US companies, was also a major contributor to fund performance as was Samsung Electronics of South Korea, the world's largest maker of dynamic random access memory (DRAM) chips.

  The fund's holdings were diversified across the world's emerging market regions throughout the period.

  MARKET OUTLOOK: We continue to identify excellent opportunities for growth in the emerging countries of the world. We are seeing improvements in demand and productivity in Latin America as technology advances reach the region and are embraced by individuals and businesses. The outlook for growth among resource-oriented companies in emerging countries is also improving as prices stabilize and demand continues to grow. Overall, we believe that emerging countries will continue to provide opportunities that are best identified through an investment style focused on stock selection supported by fundamental research.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND INSTITUTIONAL SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/00                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           76.13%                                19.57%                          15.27%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             EMERGING COUNTRIES       MSCI EMF
          FUND INSTITUTIONAL SHARES     INDEX
11/28/94                $250,000.00  $250,000.00
12/94                    237,014.39   234,359.19
6/95                     251,427.42   226,601.59
12/95                    253,510.75   222,111.98
6/96                     310,806.99   245,795.83
12/96                    324,695.98   235,517.31
6/97                     406,782.05   277,308.82
12/97                    357,562.74   208,217.12
6/98                     331,317.54   168,935.51
12/98                    281,673.68   155,462.35
6/99                     378,794.77   217,444.40
12/99                    504,083.22   285,413.34
3/31/00                  533,827.96   264,770.80

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI EMF Index is composed of approximately 900 companies which represent the stock markets of 25 countries, including South Korea, Brazil and South Africa. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 94.4%
--------------------------------------------------------------
ARGENTINA -- 0.5%
  Telecom Argentina Stet-France
    Telecom S.A. -- ADR...........       41,100   $  1,428,225
                                                  ------------
BRAZIL -- 11.2%
  Banco Bradesco S.A..............  255,502,000      2,105,512
  CIA Vale do Rio Doce A*.........       55,500      1,510,745
  Electropaulo
    Metropolitana-Electricidad de
    Sao Paulo S.A.*...............   58,625,000      4,387,636
  Embratel Participacoes S.A......      126,800      3,249,250
  Globo Cabo S.A.*................      118,400      2,220,000
  Petroleo Brasileiro S.A.........   21,312,600      5,764,784
  Tele Centro Sul Participacoes
    S.A. -- ADR...................       44,300      3,588,300
  Tele Norte Leste Participacoes
    S.A...........................      119,100      3,171,038
  Telecomunicacoes Brasileiras
    S.A. -- ADR...................       14,200      2,125,563
  Telesp Celular Participacoes
    S.A. -- ADR...................       99,100      5,617,731
                                                  ------------
                                                    33,740,559
                                                  ------------
BRITISH VIRGIN ISLANDS -- 0.6%
  MIH, Ltd.*......................       28,300      1,726,300
                                                  ------------
CZECH REPUBLIC -- 1.6%
  Ceske Radiokomunikace -- GDR
    144A*.........................       39,700      2,054,475
  Cesky Telecom A.S.*.............      127,587      2,804,778
                                                  ------------
                                                     4,859,253
                                                  ------------
DOMINICAN REPUBLIC -- 0.3%
  Tricom S.A. -- ADR*.............       29,800        715,200
                                                  ------------
EGYPT -- 0.9%
  Al-Ahram Beverages Co. -- GDR
    144A*.........................       50,900        923,835
  Mobinil-Egyptian Mobile Phone
    Services*.....................       37,200      1,799,694
                                                  ------------
                                                     2,723,529
                                                  ------------
GREECE -- 1.4%
  Panafon Hellenic Telecom S.A....      291,200      4,287,127
                                                  ------------
HONG KONG -- 2.3%
  China Telecom (Hong Kong), Ltd
    Cl. H*........................      468,000      4,117,126
  Giordano International, Ltd.....    1,177,000      1,428,453
  PetroChina Co., Ltd.*...........    8,604,000      1,414,386
                                                  ------------
                                                     6,959,965
                                                  ------------
HUNGARY -- 2.0%
  EGIS............................       25,500      1,265,743
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

HUNGARY (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Magyar Tavkozlesi -- ADR........       67,200   $  2,998,800
  Tiszai Vegyi Kombinat...........       86,900      1,593,403
                                                  ------------
                                                     5,857,946
                                                  ------------
INDIA -- 9.5%
  Gujarat Ambuja Cements, Ltd. --
    GDR 144A......................      109,900        522,025
  Himachal Futuristic
    Communications, Ltd.*.........      105,200      4,084,114
  ICICI Ltd. -- ADR*..............       65,500      1,473,750
  Infosys Technologies, Ltd.*.....       51,020     10,415,721
  NIIT, Ltd.......................          150          7,055
  Reliance Industries, Ltd........      683,100      4,926,842
  Satyam Computer Services,
    Ltd...........................       48,300      4,905,543
  Videsh Sanchar Nigam, Ltd.
    144A..........................       63,900      1,710,923
  Zee Telefilms, Ltd..............       24,700        578,911
                                                  ------------
                                                    28,624,884
                                                  ------------
ISRAEL -- 6.5%
  Bank Hapoalim, Ltd..............      733,100      2,335,067
  Bezeq Israeli Telecommunication
    Corp., Ltd....................        2,600         14,051
  Check Point Software
    Technologies, Ltd.*...........       17,600      3,010,700
  Ectel, Ltd.*....................       25,300        502,838
  Gilat Satellite Networks,
    Ltd.*.........................       18,300      2,145,675
  Leumi Bank Le Israel............    1,065,000      2,466,598
  M-Systems Flash Disk Pioneers,
    Ltd.*.........................       18,300        969,900
  Orckit Communications, Ltd.*....       45,100      3,021,700
  RADWARE, Ltd.*..................       33,200      1,286,500
  Teva Pharmaceutical Industries,
    Ltd...........................       99,600      3,716,325
                                                  ------------
                                                    19,469,354
                                                  ------------
MALAYSIA -- 3.9%
  AMMB Holdings Berhad............      550,000      2,055,263
  Malayan Banking Berhad..........      688,000      3,023,579
  Tenaga Nasional Berhad..........    1,947,000      6,558,316
                                                  ------------
                                                    11,637,158
                                                  ------------
MEXICO -- 13.5%
  Carso Global Telecom S.A.*......    2,688,000      8,268,763
  Cemex S.A. -- ADR*..............       59,300      1,341,663
  Coca-Cola Femsa S.A. L Shares --
    ADR...........................       77,800      1,444,163
  Controladora Comercial Mexicana
    S.A...........................    1,322,000      1,797,612
  Corporacion Interamericana de
    Entretenimiento S.A. Cl. B*...    1,366,000      6,858,701
  Fomento Economica Mexicano S.A.
    -- ADR........................       30,700      1,381,500
  Grupo Financiero Banamex Accival
    S.A.*.........................      705,000      3,228,370
  Grupo Mexico S.A. B Shares......      390,000      1,823,726
  Grupo Radio Centro S.A..........       45,500        590,931
  Grupo Televisa S.A. -- GDR
    144A*.........................       45,200      3,073,600
  Telefonos de Mexico S.A. Cl. L
    -- ADR*.......................      115,500      7,738,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
MEXICO (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Tubos de Acero de Mexico S.A. --
    ADR...........................          200   $      3,275
  TV Azteca S.A. de C.V. -- ADR...      196,300      2,895,425
                                                  ------------
                                                    40,446,229
                                                  ------------
POLAND -- 1.5%
  Optimus S.A. O Shares...........       23,200      1,415,764
  Prokom Software S.A.............       24,000      1,365,783
  Softbank S.A. -- GDR............       28,000      1,782,200
                                                  ------------
                                                     4,563,747
                                                  ------------
REPUBLIC OF CHINA -- 1.0%
  United Microelectronics Corp.,
    Ltd...........................      478,000      1,853,565
  Yizheng Chemical Fibre Co.,
    Ltd.*.........................    6,333,000      1,211,863
                                                  ------------
                                                     3,065,428
                                                  ------------
RUSSIA-- 2.9%
  Golden Telecom, Inc.*...........       27,800      1,264,900
  OAO Lukoil Holding..............       56,100      3,500,640
  Surgutneftegaz..................      124,600      1,794,240
  Vimpel-Communications -- ADR*...       51,500      2,179,094
                                                  ------------
                                                     8,738,874
                                                  ------------
SINGAPORE -- 2.6%
  Datacraft Asia, Ltd.............      502,000      4,693,700
  International Press Softcom,
    Ltd.*.........................    2,097,000      1,005,285
  Natsteel Electronics, Ltd.......      305,000      1,997,077
                                                  ------------
                                                     7,696,062
                                                  ------------
SOUTH AFRICA -- 3.6%
  DataTec, Ltd.*..................      150,000      2,658,518
  Dimension Data Holdings,
    Ltd.*.........................      412,660      3,675,794
  Impala Platinum Holdings,
    Ltd...........................       53,500      1,855,539
  Ixchange Technology Holdings,
    Ltd.*.........................      279,700      1,100,424
  M-Cell, Ltd.....................      271,600      1,493,904
                                                  ------------
                                                    10,784,179
                                                  ------------
SOUTH KOREA -- 10.6%
  Cybertek Holdings, Inc.*........       16,560        672,738
  Hanwha Chemical Corp.*..........      179,830      1,374,860
  Housing & Commercial Bank.......        7,369        143,346
  Jang Media Interactive Corp.....       10,210        693,753
  Korea Electric Power Corp.......       64,050      1,825,447
  Korea Next Education Service,
    Inc.*.........................        4,970        714,979
  LG Home Shopping, Inc...........        6,180        659,796
  Mirae Co........................      169,530        950,994
  Pohang Iron & Steel Co., Ltd.
    ..............................        4,890        471,192
  Pohang Iron & Steel Co., Ltd. --
    ADR...........................       73,300      2,015,750
  Samsung Electronics.............       47,887     14,514,495
  SEROME Technology, Inc..........       12,970        661,848
  SK Telecom Co., Ltd.............        1,950      6,351,504
  Turbo Tek Co., Ltd..............       31,670        667,642
                                                  ------------
                                                    31,718,344
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
TAIWAN -- 11.1%
  Accton Technology Corp.*........      341,000   $  1,333,520
  Ambit Microsystems Corp.........      152,000      1,793,230
  Asustek Computer, Inc...........      176,800      2,213,631
  Choice Lithograph, Inc.*........      876,000        762,866
  D-Link Corp.....................      656,000      2,845,613
  Hon Hai Precision Industry Co.,
    Ltd.*.........................      470,800      5,461,465
  Systex Corp.*...................      461,000      4,453,960
  Taiwan Semiconductor -- ADR*....    1,201,000      8,090,864
  Windbond Electronics Corp. --
    GDR 144A*.....................      113,500      3,385,138
  Yageo Corp. -- GDR 144A.........      104,000        765,565
  Zyxel Communications Corp.......      443,000      2,256,490
                                                  ------------
                                                    33,362,342
                                                  ------------
TURKEY -- 3.8%
  Arcelik A.S.....................   19,782,000      1,108,423
  Dogan Sirketler Grubu Holding
    A.S.*.........................   55,653,100      2,031,652
  Dogan Yayin Holding A.S.*.......   73,414,700      1,776,313
  Hurriyet Gazetecilik ve
    Matbaacilik A.S...............   83,707,000      1,883,212
  Turkiye Garanti Bankasi A.S.*...  200,000,000      2,546,906
  Yapi ve Kredi Bankasi...........   80,535,000      2,153,708
                                                  ------------
                                                    11,500,214
                                                  ------------
UNITED KINGDOM -- 0.6%
  Antofagasta Holdings PLC........      302,100      1,898,844
                                                  ------------
UNITED STATES -- 2.5%
  Amdocs, Ltd.*...................       18,500      1,363,219
  Comverse Technology, Inc.*......       17,300      3,269,700
  IMPSAT Fiber Networks, Inc.*....      106,100      2,970,800
                                                  ------------
                                                     7,603,719
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $216,956,521).........................    283,407,482
                                                  ------------

                                     PRINCIPAL
                                      AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 2.9%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $8,642,692)............  $ 8,642,692      8,642,692
                                                  ------------

TOTAL INVESTMENTS -- 97.3%
  (Cost: $225,599,213)........................   292,050,174
OTHER ASSETS IN EXCESS OF LIABILITIES --
2.7%..........................................     8,035,133
                                                ------------
NET ASSETS -- 100.0%..........................  $300,085,307
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Appliances......................        0.4%
Banking & Investments...........        8.3
Beverages.......................        0.8
Broadcasting....................        1.2
Building Materials..............        0.6
Chemicals.......................        3.0
Computers.......................        4.6
Computer Services...............        1.3
Computer Software...............        5.8
Diversified Financial
  Services......................        3.0
Diversified Operations..........        1.1
Drugs/Pharmaceuticals...........        1.7
Electric........................        4.3
Electronic
  Components/Semiconductors.....        5.8
Electronics.....................        6.6
Entertainment...................        2.3
Internet Content................        0.2
Internet Software...............        1.3

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Metals..........................        1.2%
Mining..........................        1.1
Miscellaneous Manufacturing.....        0.5
Networking Products.............        2.3
Oil & Gas Producers.............        4.2
Power Equipment.................        0.6
Printing........................        0.3
Publishing......................        0.6
Retail-Apparel..................        0.5
Retail-Hypermarkets.............        0.6
Retail-Miscellaneous............        0.2
Steel...........................        0.8
Telecommunications..............       26.1
Telecommunications Equipment....        3.5
Television......................        2.5
Other Assets in Excess of
  Liabilities...................        2.7
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

PACIFIC RIM FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: PEDRO V. MARCAL, Partner, Portfolio Manager; RANDALL KAHN, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; CHARLES D'AGOSTINO, Investment Analyst; JOHN L. BRACKEN, JR., Investment Analyst; THEODORA JAMISON, Investment Analyst; DAVID LOPEZ, Investment Analyst; ANDREW PARMET, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Pacific Rim Fund seeks to maximize total return through investments in stocks of companies located within the Pacific Rim region including Australia, China, Japan, India, Indonesia, South Korea, Malaysia, New Zealand, the Philippines, Singapore and Taiwan.

  MARKET OVERVIEW: Economic recovery led to strong stock market performance in the Pacific Rim during the 12-month period ended March 31, 2000. Improving consumer demand, increasing exports and banking reform stimulated the economies of emerging Asian countries, propelling stock markets higher in the region.

  Investors have shown interest in Malaysian equities in anticipation of the country's May 2000 reinstatement in the MSCI EMF Index. Following an economic crisis, Malaysia had been removed from the MSCI EMF Index in September 1998.

  Despite uncertainties about a meaningful recovery in Japan, the Japanese equity market turned in impressive results with the MSCI Japan Index climbing 45.1%. Favorable influences included:

  - Signs of a pick-up in economic growth

  - Increased consumer confidence from a newly stabilized real estate market

  - Reduction in cross-shareholdings that increased share flotation and opportunities for mergers and acquisitions.

  PERFORMANCE: During the fiscal year, the Pacific Rim Fund was up 136.9% while the MSCI Pacific Index gained 41.5%.

  PORTFOLIO SPECIFICS: The fund's outstanding gains were attributable to stock selection, especially in Japan. Since the beginning of the period, on a stock-by-stock basis, we significantly increased the fund's exposure to Japan. Japanese companies that performed well included Mutata Manufacturing, a circuit board maker; and Seven-Eleven Japan, a convenience store chain.

  China Telecom, a provider of cellular telecommunications in Mainland China's most economically developed provinces; Kalbe Farma, an Indonesian pharmaceutical firm; and Unisem, a Malaysian semiconductor packaging company were also major contributors to the fund's outperformance. Samsung Electronics of South Korea, the world's largest maker of dynamic random access memory (DRAM) chips, also posted strong gains.

  MARKET OUTLOOK: The investment outlook is bright in the dynamic Pacific Rim region. Countries such as South Korea, the Philippines, Thailand and Indonesia are expected to post significant economic recoveries in 2000. And the future of Japan shows promise as young, progressive companies are expected to prosper despite tough economic times.

--------------------------------------------------------------------------------

PACIFIC RIM FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN PACIFIC RIM FUND INSTITUTIONAL SHARES WITH THE MSCI PACIFIC INDEX.

                                                                                                  SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           136.92%                            As of 3/31/00                       45.79%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PACIFIC RIM FUND INSTITUTIONAL SHARES  MSCI PACIFIC INDEX
12/31/97                            $250,000.00         $250,000.00
3/98                                 253,200.00          260,654.95
6/98                                 193,600.00          232,816.08
9/98                                 192,200.00          201,782.74
12/98                                233,600.00          254,632.18
3/99                                 246,400.00          281,969.61
6/99                                 355,200.00          312,920.98
9/99                                 405,000.00          345,052.83
12/99                                566,340.09          400,748.11
3/31/00                              583,773.00          398,908.65

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Pacific Index ("MSCI Pacific") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI Pacific Index includes over 400 companies and the five countries of Australia, Hong Kong, Japan, New Zealand, and Singapore. The average company has a market capitalization of about $5.1 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
PACIFIC RIM FUND

                                          NUMBER
                                         OF SHARES     VALUE
---------------------------------------------------------------
COMMON STOCK -- 89.6%
---------------------------------------------------------------
AUSTRALIA -- 0.7%
  Davnet, Ltd..........................     8,300    $   27,206
                                                     ----------
BERMUDA -- 1.2%
  Soundwill Holdings, Ltd.*............   870,000        48,045
                                                     ----------
HONG KONG -- 16.0%
  Cheung Kong (Holdings), Ltd..........     6,000        89,771
  China Aerospace International,
    Ltd.*..............................    38,200        12,142
  China Telecom (Hong Kong), Ltd. Cl.
    H*.................................    12,000       105,567
  Computer & Technologies Holdings,
    Ltd.*..............................    20,000        38,015
  HSBC Holdings PLC....................     9,600       112,194
  Hutchison Whampoa, Ltd...............     5,000        90,220
  Lai Sun Development Co., Ltd.*.......   272,000        14,672
  Legend Holdings, Ltd.*...............    32,000        49,933
  Online Credit International, Ltd.*...   147,000         5,569
  PetroChina Co., Ltd.*................   475,000        78,084
  Prosten Technology Holdings, Ltd.*...    31,000        13,934
                                                     ----------
                                                        610,101
                                                     ----------
INDIA -- 6.0%
  ICICI, Ltd. -- ADR*..................     1,000        22,500
  Infosys Technologies, Ltd............       400        77,200
  NIIT, Ltd............................     1,000        47,036
  Satyam Computer Services, Ltd........       800        81,251
                                                     ----------
                                                        227,987
                                                     ----------
JAPAN -- 40.8%
  CAC Corp.............................     2,000       116,999
  Daifuku Co., Ltd.....................     5,000        45,045
  Disco Corp...........................       100        18,037
  Disco Corp. (New Shares)*............       100        18,232
  Fast Retailing Co., Ltd..............       200        88,042
  Hitachi, Ltd.........................     7,000        83,196
  Itochu Techno-Science Corp.*.........       100       103,350
  Ito-Yokado Co., Ltd..................     1,000        71,564
  Lux Corp.*...........................    10,000        78,974
  Mitsukoshi, Ltd.*....................     5,000        21,645
  Moritex Corp.........................     1,000        81,704
  Net One Systems Co., Ltd.............         1        36,075
  Nippon Broadcasting System, Inc......     1,000        79,169
  Nippon Broadcasting System, Inc. (New
    Shares)*...........................     1,000        79,169
  Oracle Corp. Japan...................       100        83,849
  Sanyo Electric Co., Ltd..............    16,000        95,471
  TDK Corp.............................     1,000       136,305
  Toppan Forms Co., Ltd................     5,000       106,762
  Toyo Communication Equipment Co.,
    Ltd.*..............................     4,000        93,794
  Yamaichi Electronics Co., Ltd........     1,100        35,821
  Yamato Transport Co., Ltd............     3,000        85,994
                                                     ----------
                                                      1,559,197
                                                     ----------
                                          NUMBER
                                         OF SHARES     VALUE
---------------------------------------------------------------
MALAYSIA -- 3.3%
  Unisem (M) Berhad....................    12,000    $  124,737
                                                     ----------
SINGAPORE -- 5.2%
  Datacraft Asia, Ltd.*................     8,200        76,670
  International Press Softcom, Ltd.*...    94,000        45,063
  Singapore Airlines, Ltd..............     8,000        74,832
                                                     ----------
                                                        196,565
                                                     ----------
SOUTH KOREA -- 5.9%
  Bit Computer Company, Ltd............     1,262        18,954
  Cybertek Holdings, Inc.*.............       400        16,250
  Haansoft, Inc.*......................       840        19,760
  Housing & Commercial Bank, Korea.....       120         2,334
  Jang Media Interactive Corp.*........       470        31,936
  Samsung Electronics..................       320        96,992
  Serome Technology, Inc.*.............       140         7,144
  SK Telecom Co., Ltd. -- ADR..........         4           151
  Turbo Tek Co., Ltd...................     1,510        31,833
                                                     ----------
                                                        225,354
                                                     ----------
TAIWAN -- 9.9%
  Accton Technology Corp.*.............    20,000        78,212
  Ambit Microsystems Corp..............     7,000        82,583
  Choice Lithograph Communications,
    Inc.*..............................    18,000        15,675
  Hon Hai Precision Industry Co.,
    Ltd.*..............................     6,000        69,602
  Macronix International Co., Ltd......     3,400        98,600
  Ulead Systems, Inc.*.................     5,000        34,834
                                                     ----------
                                                        379,506
                                                     ----------
THAILAND -- 0.6%
  Shin Corp. PCL.......................     3,300        24,089
                                                     ----------
TOTAL COMMON STOCK
  (Cost: $3,119,995)..............................    3,422,787
                                                     ----------

                                         PRINCIPAL
                                          AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 2.8%
---------------------------------------------------------------
  Morgan Guaranty London
    5.625%, 04/03/00
    (Cost: $107,830)...................  $107,830       107,830
                                                     ----------

TOTAL INVESTMENTS -- 92.4%
  (Cost: $3,227,825)............................   3,530,617
OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.6%...     290,165
                                                  ----------
NET ASSETS -- 100.0%............................  $3,820,782
                                                  ----------
                                                  ----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

PACIFIC RIM FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Airlines........................        2.0%
Applications Software...........        2.6
Banking.........................        2.8
Broadcasting....................        4.1
Communications Software.........        0.2
Computer Services...............        1.0
Computer Software...............        7.9
Computers.......................       13.1
Diversified Financial
  Services......................        0.6
Diversified Operations..........        2.8
Electronic
  Components/Semiconductors.....        6.3
Electronics.....................       12.0
Instruments - Scientific........        2.1
Internet Software...............        0.4
Machinery.......................        2.5

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical Information Systems.....        0.5%
Money Center Banks..............        3.0
Networking Products.............        2.0
Oil & Gas Producers.............        2.0
Power Equipment.................        2.2
Printing........................        3.2
Real Estate Development.........        4.1
Retail - Apparel................        2.3
Retail - Major Department
  Stores........................        0.6
Retail - Miscellaneous..........        1.9
Telecommunications..............        7.9
Transportation..................        2.3
Other Assets in Excess of
  Liabilities...................        7.6
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LATIN AMERICA FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ERNESTO RAMOS, PH.D., Portfolio Manager; JASON CAMPBELL, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Latin America Fund seeks to provide long-term capital appreciation primarily through investment in the securities of companies located in the Latin American countries of South America, Central America, and Mexico.

  MARKET OVERVIEW: Latin America generated strong stock market returns for the year ended March 31, 2000. During the third quarter of 1999, there was a sell-off triggered by concerns over higher US interest rates and domestic fiscal and political worries. But performance quickly bounced back, and the region's markets were up over 38.5% in the last six months of the period.

  Latin America has officially staged a recovery from the difficulties emerging markets faced in the late 1990s. The region's biggest economies -- Mexico and Brazil -- continue to benefit from sound fundamentals and increasing investor recognition. Interest rates are dropping, inflation is declining and corporate earnings are rebounding.

  A major theme driving economic growth is the strong demand for technology and telecommunications products and services. Companies are embarking on building the infrastructure needed to make Latin America competitive in the global technology arena.

  PERFORMANCE: From April 1, 1999 through March 31, 2000, the Latin America Fund posted a 78.7% gain versus a 44.4% increase in the MSCI EMF Latin America Index.

  PORTFOLIO SPECIFICS: The fund's strong performance was attributable to stock selection, especially in Brazil and Mexico.

  One of the fund's best-performing holdings was Globo Cabo, Brazil's largest cable television operator. The company controls close to 20 cable TV systems and one wireless pay-TV system. Another major contributor to performance was Grupo Televisa S.A., a Mexican media company having interests in television and radio broadcasting, movie production and music recording.

  During the period, on a company-by-company basis, we increased our exposure to Brazil by 6.7% to capitalize on the positive themes of growing industrial production and consumer demand. We decreased holdings in Argentina by 8.8% as a result of the country's debt problems.

  MARKET OUTLOOK: Despite uncertainties over Argentina's debt and budget problems, we expect overall strength in Latin America. We believe the region will continue to benefit from rising commodity prices, expectations for accelerating earnings growth and a technology revolution.

  In particular, the outlook for Brazil and Mexico remains bright. Robust production should sustain GDP growth in Brazil. Domestic demand and rising exports to the US should continue to drive Mexico's expanding economy.

  Amid this positive investment backdrop, we are optimistic about the prospects for the Latin America Fund.

--------------------------------------------------------------------------------

LATIN AMERICA FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LATIN AMERICA FUND INSTITUTIONAL SHARES WITH THE MSCI EMF LATIN AMERICA INDEX.

                                                                                                 SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           78.67%                             As of 3/31/00                      24.91%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             LATIN AMERICA FUND   MSCI EMF LATIN AMERICA INDEX
            INSTITUTIONAL SHARES
11/30/1997           $250,000.00                   $250,000.00
12/97                 268,400.00                    266,600.00
1/98                  241,600.00                    236,986.07
2/98                  255,800.00                    249,434.95
3/98                  279,200.00                    267,119.89
4/98                  283,200.00                    261,000.17
5/98                  247,400.00                    227,242.41
6/98                  239,000.00                    213,812.38
7/98                  257,400.00                    224,391.82
8/98                  163,400.00                    146,554.79
9/98                  172,800.00                    161,560.53
10/98                 189,400.00                    174,049.16
11/98                 204,800.00                    187,485.75
12/98                 192,012.73                    172,993.11
1/99                  175,130.25                    152,510.72
2/99                  187,537.86                    162,240.91
3/99                  235,134.23                    195,224.48
4/99                  273,984.27                    223,346.57
5/99                  258,118.81                    213,541.65
6/99                  265,644.73                    223,712.64
7/99                  232,489.99                    206,486.77
8/99                  223,540.24                    200,271.52
9/99                  233,303.60                    203,535.94
10/99                 247,338.43                    208,115.50
11/99                 279,882.96                    234,365.32
12/99                 378,330.17                    271,254.49
1/00                  370,397.44                    259,656.73
2/00                  411,078.10                    279,585.39
3/31/2000             420,114.00                    281,905.95

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Latin America Index ("MSCI Latin America") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI Latin America Index is composed of companies representative of the market structure of 7 Latin American countries including, Argentina, Chile, Colombia, Brazil, Mexico, Peru and Venezuela. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
LATIN AMERICA FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 71.0%
--------------------------------------------------------------
ARGENTINA -- 3.7%
  IMPSAT Fiber Network, Inc.*......       7,000   $    196,000
                                                  ------------
BRAZIL -- 22.3%
  Embratel Participacoes S.A. --
    ADR............................       9,400        240,875
  Globo Cabo S.A. -- ADR...........      10,200        191,250
  Tele Centro Sul Participacoes --
    ADR............................       3,000        243,000
  Tele Norte Leste Participacoes
    S.A. -- ADR....................      11,100        295,538
  Telemig Celular Participacoes
    S.A............................       2,300        203,694
                                                  ------------
                                                     1,174,357
                                                  ------------
MEXICO -- 42.8%
  Coca-Cola Femsa S.A. -- ADR......      13,300        246,881
  Fomento Economico Mexicano S.A.
    -- ADR.........................       5,300        238,500
  Grupo Financiero Banamex Accival,
    S.A. Cl. O*....................      20,000         91,585
  Grupo Financiero Banorte S.A. Cl.
    O*.............................     203,000        307,528
  Grupo Radio Centro, S.A. --
    ADR............................       9,300        120,784
  Grupo Televisa S.A. -- GDR
    144A*..........................       3,100        210,800
  Grupo Tribasa S.A.*..............      49,000         12,143
  Grupo Tribasa S.A. -- ADR*.......     461,100        216,164
  Telefonos de Mexico -- ADR.......       7,600        509,200
  TV Azteca S.A. -- ADR............      20,600        303,850
                                                  ------------
                                                     2,257,435
                                                  ------------
UNITED KINGDOM -- 2.2%
  Antofagasta Holdings PLC.........      18,700        117,539
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $3,130,687)...........................      3,745,331
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
PREFERRED STOCK -- 24.4%
--------------------------------------------------------------
BRAZIL -- 24.4%
  Banco Bradesco S.A...............  24,482,000   $    201,749
  Eletropaulo S.A..................   3,900,000        291,885
  Lojas Americanas S.A.............         100              0
  Petroleo Brasileiro S.A..........     976,200        264,050
  Saraiva S.A. Livreiros
    Editores*......................       3,700         25,465
  Tele Centro Oeste Celular
    Participacoes S.A..............      43,700        508,013
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost: $1,029,250)...........................      1,291,162
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 7.7%
--------------------------------------------------------------
  Wachovia Bank N.A.
    5.625%, 04/03/00
    (Cost: $406,198)...............  $  406,198        406,198
                                                  ------------

TOTAL INVESTMENTS -- 103.1%
  (Cost: $4,566,135)..........................     5,442,691
LIABILITIES IN EXCESS OF OTHER ASSETS --
(3.1)%........................................      (165,816)
                                                ------------
NET ASSETS -- 100.0%..........................  $  5,276,875
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

LATIN AMERICA FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Banking.........................       11.5%
Beverages.......................        4.7
Broadcasting....................        9.8
Building - Construction.........        4.3
Cable TV........................        3.6
Diversified Operations..........        4.5
Electric........................        5.5
Finance.........................        7.6

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Mining..........................        2.2%
Oil & Gas Producers.............        5.0
Publishing......................        0.5
Radio...........................        2.3
Telecommunications..............       41.6
Liabilities in Excess of Other
  Assets........................       (3.1)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Partner, Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Partner, Portfolio Manager; KENNETH LEE, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Investment Analyst; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: US large-cap stocks delivered impressive results in the 12-month period ended March 31, 2000. Returns were driven by many factors, including:

  - The continuation of the longest economic expansion in US history sustained by strong corporate profits, high levels of consumer spending, productivity gains and low inflation

  - Exceptional returns for technology stocks

  - Massive cash flows into mutual funds

  The Federal Reserve raised interest rates on five separate occasions by a total of 1.25% during the period. Amid interest rate worries, the market suffered a broad-based decline in the third quarter of 1999. However, investors ultimately perceived these rate hikes as a positive sign that the Fed remains vigilant in keeping economic growth on track and inflation under control. As a result, stocks -- particularly growth issues -- rebounded strongly in the six months that followed.

  PERFORMANCE: From April 1, 1999 through March 31, 2000, the fund was up 85.4% versus 34.0% for the Russell 1000 Growth Index.

  PORTFOLIO SPECIFICS: The fund's outstanding performance was due to stock selection, particularly in the technology sector. The best-performing stocks during the period included technology names such as Qualcomm, Oracle, Sun Microsystems, and Nokia. In other industries, Genentech, Corning, and Sony also performed well.

  MARKET OUTLOOK: Despite lingering concerns over higher interest rates, a number of factors support the case for continued appreciation among large-cap stocks:

  - Ongoing US economic expansion and productivity gains

  - Low inflation

  - Positive outlook for corporate earnings

  In this environment, we are optimistic that the application of our strict investment philosophy will lead us to find high-growth companies with strong fundamentals. As a result, we are confident about the outlook for the Large Cap Growth Fund.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

                                                                                                  SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           85.42%                             As of 3/31/00                       65.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            LARGE CAP GROWTH FUND INSTITUTIONAL SHARES  RUSSELL 1000 GROWTH INDEX
12/27/1996                                 $250,000.00                $250,000.00
12/96                                       247,200.00                 246,184.68
1/97                                        272,400.00                 263,452.07
2/97                                        267,800.00                 261,660.59
3/97                                        260,000.00                 247,499.52
4/97                                        270,000.00                 263,933.49
5/97                                        300,200.00                 282,981.57
6/97                                        311,400.00                 294,300.83
7/97                                        350,200.00                 320,317.03
8/97                                        342,200.00                 301,578.48
9/97                                        359,600.00                 316,419.16
10/97                                       359,200.00                 304,711.65
11/97                                       354,896.62                 317,652.75
12/97                                       361,073.21                 321,210.46
1/98                                        366,477.73                 330,814.66
2/98                                        400,191.62                 355,698.54
3/98                                        424,640.63                 369,876.68
4/98                                        438,280.60                 374,995.77
5/98                                        427,214.20                 364,353.39
6/98                                        458,097.16                 386,670.04
7/98                                        448,284.00                 384,110.28
8/98                                        373,570.00                 326,455.33
9/98                                        420,006.82                 351,533.63
10/98                                       451,656.50                 379,796.93
11/98                                       494,720.82                 408,699.48
12/98                                       580,590.04                 445,564.17
1/99                                        645,964.79                 471,718.79
2/99                                        632,474.76                 450,161.24
3/99                                        697,590.09                 473,884.74
4/99                                        730,134.16                 474,500.79
5/99                                        735,294.12                 459,933.61
6/99                                        770,228.70                 492,128.96
7/99                                        760,111.18                 476,479.26
8/99                                        755,700.97                 484,245.88
9/99                                        769,969.27                 474,076.71
10/99                                       825,745.35                 509,869.50
11/99                                       920,953.81                 536,841.60
12/99                                     1,138,610.22                 592,673.13
1/00                                      1,089,838.58                 564,876.76
2/00                                      1,248,865.26                 592,499.23
3/31/2000                                 1,293,444.00                 634,922.18

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 1000 Growth Index measures the stock performance of 1000 of the largest U.S. companies. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 98.3%
--------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 1.3%
  Sony Corp. -- ADR................       5,700   $  1,596,713
                                                  ------------
AUTOMOTIVE -- 2.6%
  General Motors Corp. Cl. H*......      25,500      3,174,750
                                                  ------------
BANKING -- 6.5%
  Chase Manhattan Corp.............      44,500      3,879,844
  Citigroup, Inc...................      67,200      3,985,800
                                                  ------------
                                                     7,865,644
                                                  ------------
BIOTECHNOLOGY -- 4.8%
  Amgen, Inc.*.....................      44,000      2,700,500
  Genentech, Inc.*.................      20,800      3,161,600
                                                  ------------
                                                     5,862,100
                                                  ------------
BROADCASTING -- 3.4%
  AT&T Corp. -- Liberty Media Group
    Cl. A*.........................      68,900      4,082,325
                                                  ------------
COMPUTER SOFTWARE -- 6.5%
  Oracle Corp.*....................      53,900      4,207,569
  Veritas Software Corp.*..........      28,650      3,753,150
                                                  ------------
                                                     7,960,719
                                                  ------------
COMPUTERS -- 8.1%
  Dell Computer Corp.*.............      78,400      4,228,700
  Efficient Networks, Inc.*........      12,200      1,900,150
  Sun Microsystems, Inc.*..........      39,600      3,710,643
                                                  ------------
                                                     9,839,493
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 10.3%
  Applied Materials, Inc.*.........      43,400      4,090,450
  Intel Corp.......................      33,600      4,433,099
  Texas Instruments, Inc...........      25,300      4,048,000
                                                  ------------
                                                    12,571,549
                                                  ------------
ELECTRONICS -- 2.5%
  Agilent Technologies, Inc........      29,500      3,068,000
                                                  ------------
FINANCE-INVESTMENTS -- 2.6%
  Charles Schwab Corp.*............      54,700      3,107,644
                                                  ------------
INTERNET SOFTWARE -- 0.3%
  Tibco Software, Inc.*............       4,500        366,750
                                                  ------------
LEISURE/GAMING -- 3.6%
  MGM Grand, Inc...................     181,100      4,346,400
                                                  ------------
NETWORKING PRODUCTS -- 3.5%
  Cisco Systems, Inc.*.............      55,600      4,298,575
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
OIL & GAS PRODUCERS -- 6.8%
  Enron Corp.......................      60,500   $  4,529,937
  Schlumberger, Ltd................      49,500      3,786,750
                                                  ------------
                                                     8,316,687
                                                  ------------
OIL FIELD SERVICES -- 2.5%
  Weatherford International,
    Inc.*..........................      52,600      3,100,113
                                                  ------------
RETAIL-BUILDING PRODUCTS -- 3.1%
  Home Depot, Inc..................      59,200      3,818,400
                                                  ------------
RETAIL-DISCOUNT -- 3.6%
  Wal-Mart Stores, Inc.............      78,200      4,340,099
                                                  ------------
TELECOMMUNICATIONS -- 17.8%
  AT&T Corp........................      71,400      4,016,250
  CIENA Corp.*.....................      14,500      1,828,813
  Corning, Inc.....................      20,800      4,035,200
  Nextel Communications, Inc. Cl.
    A*.............................      26,500      3,928,625
  Nortel Networks Corp.............      32,100      4,044,600
  Qwest Communications
    International, Inc.*...........      78,200      3,792,700
                                                  ------------
                                                    21,646,188
                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 8.5%
  Aether Systems, Inc.*............      12,000      2,178,000
  Motorola, Inc....................      21,800      3,103,775
  Nextel Partners, Inc. Cl. A*.....      35,800      1,038,200
  Nokia OYJ -- ADR.................      18,600      4,040,850
                                                  ------------
                                                    10,360,825
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $89,189,850)..........................    119,722,974
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 2.5%
--------------------------------------------------------------
  Wachovia Bank N.A.
    5.625%, 04/03/00
    (Cost: $2,992,570).............  $2,992,570      2,992,570
                                                  ------------

TOTAL INVESTMENTS -- 100.8%
  (COST: $92,182,420).........................   122,715,544
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.8%)........................................      (948,388)
                                                ------------
NET ASSETS -- 100.0%..........................  $121,767,156
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MID CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Partner, Portfolio Manager;
ANDREW B. GALLAGHER, Partner, Portfolio Manager; KENNETH LEE, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Investment Analyst; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Mid Cap Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at the time of purchase.

  MARKET OVERVIEW: During the 12-month period ended March 31, 2000, US mid-cap growth stocks delivered stellar results, providing the strongest returns of any market-cap segment within the domestic equity market. Performance was driven by many positive factors, including:

  - The continuance of the longest economic expansion in US history supported by strong corporate profits, high levels of consumer spending, productivity gains and low inflation

  - Exceptional returns for technology stocks

  - Massive cash flows into mutual funds

  US stock markets succumbed to a broad-based decline in the third quarter of 1999 after the Federal Reserve raised interest rates by a total of 1.25% during the period. However, the market ultimately perceived these rate hikes as a positive sign that the Fed is committed to keeping inflation under control. As a result, stocks -- particularly growth issues -- bounced back strongly in the last two quarters of the fiscal year.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund gained 116.5% versus 77.2% for the Russell Midcap Growth Index.

  PORTFOLIO SPECIFICS: Stock selection, particularly in technology and commercial/industrial issues contributed to the fund's outperformance during the period. Top performers included Network Appliance, a leading data storage and access company; Veritas Software, a supplier of enterprise data storage management solutions; and Network Solutions, a worldwide Internet domain name registration service provider.

  On a company-specific basis, we increased the fund's technology exposure during the period. However, much of the 30% increase in the fund's technology weighting was due to market appreciation of existing holdings. As such, at March 31, 2000, the fund was only slightly overweighted in technology relative to its benchmark.

  We decreased the fund's holdings in financial services and retail companies as we identified better candidates in other sectors.

  MARKET OUTLOOK: Despite lingering concerns over higher interest rates, a number of factors support the case for ongoing gains in the mid-cap segment of the US equity market, including:

  - Attractive relative valuations

  - Robust US economy and low inflation

  - Durability of corporate earnings

  In this environment, we are confident that the application of our strict investment philosophy will lead us to find exciting growth opportunities in the mid-cap market.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MID CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.


                                                         ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/00
                           1 YEAR                                5 YEARS                         10 YEARS
                           116.48%                                37.69%                          25.89%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           MID CAP GROWTH    RUSSELL MID
         FUND INSTITUTIONAL   CAP GROWTH
               SHARES           INDEX
9/30/85         $250,000.00   $250,000.00
10/85            263,066.67    250,000.00
11/85            289,075.19    250,000.00
12/85            311,844.68    250,000.00
1/86             325,056.50    254,807.50
2/86             353,130.55    277,271.33
3/86             388,396.52    293,918.70
4/86             386,014.35    297,128.29
5/86             420,047.95    315,779.03
6/86             437,507.94    320,667.29
7/86             413,911.68    295,148.59
8/86             435,669.64    308,539.48
9/86             388,689.93    282,970.82
10/86            426,535.37    300,053.76
11/86            426,862.38    302,871.27
12/86            414,298.40    293,875.99
1/87             479,743.74    334,695.37
2/87             504,626.45    359,630.17
3/87             508,798.02    364,485.18
4/87             503,489.57    355,008.56
5/87             505,637.79    357,298.37
6/87             523,217.13    371,922.59
7/87             560,975.96    388,848.79
8/87             578,628.01    404,892.69
9/87             570,276.48    395,948.61
10/87            410,751.14    287,173.61
11/87            376,686.18    267,197.81
12/87            429,183.67    301,984.30
1/88             414,233.77    305,043.40
2/88             445,494.62    330,063.06
3/88             439,955.63    331,554.94
4/88             443,944.56    333,428.23
5/88             447,747.69    327,526.55
6/88             488,925.55    352,277.73
7/88             470,867.90    338,944.02
8/88             452,959.23    326,033.64
9/88             478,445.73    338,931.53
10/88            482,735.80    336,884.38
11/88            467,079.06    328,775.58
12/88            483,551.39    341,012.60
1/89             513,031.90    361,111.89
2/89             500,496.82    358,150.77
3/89             509,489.08    362,538.11
4/89             536,525.97    383,188.29
5/89             569,665.39    403,547.08
6/89             542,074.60    398,139.55
7/89             603,744.62    429,333.78
8/89             625,700.80    445,953.29
9/89             637,943.67    445,797.21
10/89            619,358.25    427,211.92
11/89            641,324.82    437,324.03
12/89            647,588.43    448,379.58
1/90             609,035.33    406,828.25
2/90             635,690.78    415,192.63
3/90             655,820.98    432,593.36
4/90             640,452.91    420,627.83
5/90             744,313.03    463,885.19
6/90             753,889.85    469,614.17
7/90             728,383.25    454,642.87
8/90             669,141.41    401,772.45
9/90             618,532.01    374,556.39
10/90            604,532.57    367,555.93
11/90            644,411.57    406,895.44
12/90            652,316.35    425,364.42
1/91             716,025.92    457,271.01
2/91             782,807.27    497,529.15
3/91             822,078.10    523,530.02
4/91             801,991.99    518,870.60
5/91             839,658.88    545,104.70
6/91             785,304.96    515,396.50
7/91             844,961.96    541,398.25
8/91             884,985.00    558,316.94
9/91             886,371.47    557,674.88
10/91            913,819.44    570,189.10
11/91            873,763.69    551,384.27
12/91          1,014,497.89    625,418.63
1/92           1,022,275.71    630,984.86
2/92           1,039,006.96    632,347.79
3/92             987,749.28    606,370.94
4/92             959,664.28    594,765.00
5/92             949,651.78    595,924.79
6/92             919,326.23    578,196.03
7/92             953,770.32    603,972.01
8/92             929,226.63    596,066.01
9/92             964,692.12    609,125.82
10/92          1,019,936.82    627,472.69
11/92          1,099,151.91    667,122.69
12/92          1,151,984.48    679,904.76
1/93           1,184,316.84    687,920.84
2/93           1,169,591.84    666,739.75
3/93           1,226,044.14    686,048.54
4/93           1,194,788.41    657,872.52
5/93           1,273,544.56    688,917.53
6/93           1,305,239.10    686,086.08
7/93           1,319,645.72    683,924.91
8/93           1,391,678.78    723,688.30
9/93           1,408,006.28    732,350.85
10/93          1,405,124.95    744,149.02
11/93          1,349,419.38    726,840.12
12/93          1,379,769.31    756,008.21
1/94           1,402,023.66    775,460.30
2/94           1,374,711.51    768,775.83
3/94           1,282,659.45    732,543.43
4/94           1,292,775.06    730,756.02
5/94           1,271,532.28    731,822.93
6/94           1,208,815.49    700,339.90
7/94           1,230,058.27    719,739.32
8/94           1,290,751.94    762,671.77
9/94           1,268,497.60    750,095.31
10/94          1,284,682.57    763,056.96
11/94          1,205,780.81    729,406.15
12/94          1,234,649.94    739,632.42
1/95           1,211,552.75    748,522.80
2/95           1,280,844.33    788,351.70
3/95           1,324,938.97    819,617.73
4/95           1,350,135.91    826,494.32
5/95           1,371,133.36    846,867.41
6/95           1,472,970.98    885,408.34
7/95           1,591,606.56    941,127.09
8/95           1,626,252.35    951,432.43
9/95           1,659,848.27    972,611.32
10/95          1,642,000.44    948,033.43
11/95          1,673,496.61    990,505.33
12/95          1,710,915.34    991,040.20
1/96           1,729,728.77  1,008,541.97
2/96           1,799,449.12  1,046,664.86
3/96           1,799,449.12  1,054,912.58
4/96           1,916,756.38  1,105,875.40
5/96           1,994,223.44  1,128,435.26
6/96           1,945,529.86  1,094,356.52
7/96           1,798,342.45  1,009,434.45
8/96           1,882,449.54  1,064,004.48
9/96           2,000,863.48  1,131,590.04
10/96          1,974,303.34  1,118,350.44
11/96          2,041,311.77  1,184,221.28
12/96          1,992,539.17  1,164,278.99
1/97           2,075,809.46  1,215,798.34
2/97           1,941,387.42  1,189,050.77
3/97           1,830,756.88  1,121,857.51
4/97           1,833,136.03  1,149,343.02
5/97           1,990,160.02  1,252,335.65
6/97           2,065,103.28  1,287,025.35
7/97           2,275,658.16  1,410,193.68
8/97           2,242,350.05  1,396,373.78
9/97           2,389,857.42  1,467,030.29
10/97          2,249,487.50  1,393,532.07
11/97          2,249,940.26  1,408,178.10
12/97          2,324,431.52  1,426,667.47
1/98           2,266,662.78  1,400,987.46
2/98           2,484,055.66  1,532,708.30
3/98           2,608,714.51  1,596,959.43
4/98           2,578,309.91  1,618,646.14
5/98           2,427,807.15  1,552,071.23
6/98           2,579,830.14  1,595,979.32
7/98           2,467,593.58  1,527,607.57
8/98           1,935,212.64  1,235,987.28
9/98           2,126,364.25  1,329,477.36
10/98          2,180,076.28  1,427,326.89
11/98          2,326,994.46  1,523,671.46
12/98          2,665,064.26  1,681,523.82
1/99           2,938,363.68  1,731,969.54
2/99           2,695,079.80  1,647,276.23
3/99           3,028,410.30  1,739,029.51
4/99           3,148,472.48  1,818,329.26
5/99           3,003,134.06  1,794,872.81
6/99           3,243,258.40  1,920,154.93
7/99           3,194,285.67  1,859,094.01
8/99           3,249,577.46  1,839,759.43
9/99           3,246,417.93  1,824,121.47
10/99          3,630,300.93  1,965,126.06
11/99          4,093,172.20  2,168,713.12
12/99          5,306,432.04  2,544,334.24
1/00           5,336,447.58  2,543,825.37
2/00           7,345,909.19  3,078,537.46
3/31/00        6,556,026.48  3,081,616.00

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. [The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception.] The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell Mid Cap Growth Index measures the stock performance of the 800 smallest companies in the Russell 1000 Index. The average market capitalization is $4 billion. The Index incepted on 12/31/85. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
MID CAP GROWTH FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 98.4%
--------------------------------------------------------------
APPLICATIONS SOFTWARE -- 2.3%
  BroadVision, Inc.*...............      42,600   $  1,911,675
  Peregrine Systems, Inc.*.........      59,400      3,983,513
                                                  ------------
                                                     5,895,188
                                                  ------------
BIOTECHNOLOGY -- 5.1%
  Celera Genomics*.................      31,900      2,920,844
  Genentech, Inc.*.................      21,000      3,192,000
  Immunex Corp.*...................      41,700      2,645,344
  Medimmune, Inc.*.................      16,700      2,907,888
  Millennium Pharmaceuticals,
    Inc.*..........................      10,200      1,324,725
                                                  ------------
                                                    12,990,801
                                                  ------------
BROADCASTING -- 2.3%
  Hispanic Broadcasting Corp.*.....      12,300      1,392,975
  InfoSpace.com, Inc.*.............      18,200      2,646,963
  Univision Communications, Inc.
    Cl. A*.........................      15,500      1,751,500
                                                  ------------
                                                     5,791,438
                                                  ------------
COMPUTER HARDWARE -- 2.4%
  Brocade Communications Systems,
    Inc.*..........................      19,200      3,442,800
  Redback Networks, Inc.*..........       8,400      2,519,475
                                                  ------------
                                                     5,962,275
                                                  ------------
COMPUTER SERVICES -- 1.3%
  Digitas, Inc.*...................       4,800        117,600
  Qlogic Corp.*....................      23,800      3,224,900
                                                  ------------
                                                     3,342,500
                                                  ------------
COMPUTER SOFTWARE -- 12.3%
  Ariba, Inc.*.....................      12,200      2,557,425
  BEA Systems, Inc.*...............      22,100      1,621,588
  Citrix Systems, Inc.*............      40,100      2,656,625
  E.piphany, Inc.*.................       5,800        774,663
  i2 Technologies, Inc.*...........      12,500      1,526,563
  Mercury Interactive Corp.*.......      36,400      2,884,700
  Siebel Systems, Inc.*............      28,900      3,451,744
  Universal Access, Inc.*..........      36,000      1,206,000
  VeriSign, Inc.*..................      26,200      3,916,900
  Veritas Software Corp.*..........      70,175      9,192,924
  Vitria Technology, Inc.*.........      11,700      1,179,506
                                                  ------------
                                                    30,968,638
                                                  ------------
DRUGS/PHARMACEUTICALS -- 5.8%
  Affymetrix, Inc.*................      11,100      1,647,656
  Alkermes, Inc.*..................      18,700      1,729,750
  Enzon, Inc.*.....................      27,700      1,043,944
  Forest Laboratories, Inc. Cl.
    A*.............................      31,400      2,653,300
  IDEC Pharmaceuticals Corp.*......      17,200      1,689,900
  Pe Corp.*........................      44,600      4,303,900
  Sepracor, Inc.*..................      21,900      1,594,594
                                                  ------------
                                                    14,663,044
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
ELECTRIC -- 1.5%
  AES Corp.*.......................      28,800   $  2,268,000
  Calpine Corp.*...................      15,200      1,428,800
                                                  ------------
                                                     3,696,800
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 20.4%
  Analog Devices, Inc.*............      62,600      5,043,213
  Applied Micro Circuits Corp.*....      32,800      4,922,050
  Broadcom Corp.*..................      19,200      4,663,200
  Conexant Systems, Inc.*..........      29,500      2,094,500
  Credence Systems Corp.*..........      23,000      2,877,875
  JDS Uniphase Corp.*..............      83,400     10,054,912
  Lam Research Corp.*..............      63,100      2,843,444
  LSI Logic Corp.*.................      74,600      5,417,825
  Maxim Integrated Products,
    Inc.*..........................      37,300      2,650,631
  PMC-Sierra, Inc.*................      20,900      4,257,069
  Waters Corp.*....................      32,200      3,067,050
  Xilinx, Inc.*....................      44,800      3,710,000
                                                  ------------
                                                    51,601,769
                                                  ------------
ELECTRONICS -- 1.2%
  Teradyne, Inc.*..................      37,000      3,043,250
                                                  ------------
FINANCIAL SERVICES -- 0.4%
  eSpeed, Inc.*....................      19,500      1,021,313
                                                  ------------
INTERNET CONTENT -- 5.3%
  CMGI, Inc.*......................      32,800      3,716,650
  Doubleclick, Inc.*...............      12,200      1,142,225
  Inktomi Corp.*...................       6,900      1,345,500
  Internet Capital Group, Inc.*....      22,500      2,032,031
  Network Solutions, Inc. Cl. A*...      33,200      5,102,943
                                                  ------------
                                                    13,339,349
                                                  ------------
INTERNET SOFTWARE -- 3.9%
  Covad Communications Group,
    Inc.*..........................      23,800      1,725,500
  Exodus Communications, Inc.*.....      34,600      4,861,300
  Niku Corp.*......................      19,900        941,519
  Vignette Corp.*..................      13,700      2,195,425
                                                  ------------
                                                     9,723,744
                                                  ------------
NETWORKING PRODUCTS -- 3.7%
  ArrowPoint Communications,
    Inc.*..........................       5,700        675,361
  Network Appliance, Inc.*.........     103,400      8,556,350
                                                  ------------
                                                     9,231,711
                                                  ------------
OIL & GAS SERVICES -- 5.9%
  BJ Services Co.*.................      45,700      3,376,087
  ENSCO International, Inc.*.......      63,300      2,286,713
  National-Oilwell, Inc.*..........      53,600      1,654,900
  Rowan Companies, Inc.*...........      73,600      2,166,600
  Smith International, Inc.*.......      33,300      2,580,750
  Weatherford International,
    Inc.*..........................      49,100      2,893,831
                                                  ------------
                                                    14,958,881
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 1.0%
  Lexmark International Group, Inc.
    Cl. A*.........................      23,000   $  2,432,250
                                                  ------------
PUBLISHING -- 0.7%
  TV Guide, Inc.*..................      37,900      1,821,569
                                                  ------------
RETAIL -- 0.9%
  Starbucks Corp.*.................      51,800      2,321,288
                                                  ------------
RETAIL-DEPARTMENT STORES -- 0.7%
  Kohls Corp.*.....................      17,600      1,804,000
                                                  ------------
TELECOMMUNICATIONS -- 14.9%
  Adaptive Broadband Corp.*........      20,600      1,102,100
  Avanex Corp.*....................       5,800        880,150
  CIENA Corp.*.....................      56,200      7,088,224
  Crown Castle International
    Corp.*.........................      72,700      2,753,512
  EchoStar Communications Corp.*...      34,400      2,717,600
  E-Tek Dynamics, Inc.*............      10,400      2,446,600
  Metromedia Fiber Network, Inc.
    Cl. A*.........................      37,600      3,635,449
  Nextel Communications, Inc. Cl.
    A*.............................      35,400      5,248,049
  Nextlink Communications, Inc. Cl.
    A*.............................      19,200      2,374,800
  Voicestream Wireless Corp.*......      55,500      7,149,093
  Winstar Communications, Inc.*....      37,750      2,265,000
                                                  ------------
                                                    37,660,577
                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 4.9%
  Comverse Technology, Inc.*.......      12,000      2,268,000
  Nextel Partners, Inc. Cl. A*.....      42,000      1,218,000
  RF Micro Devices, Inc.*..........      32,000      4,300,000
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT (CONTINUED)

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Scientific-Atlanta, Inc.*........      38,100   $  2,416,968
  SDL, Inc.*.......................      10,100      2,150,038
                                                  ------------
                                                    12,353,006
                                                  ------------
TELECOMMUNICATIONS SERVICES -- 1.5%
  McLeodUSA, Inc.*.................      28,300      2,400,194
  Time Warner Telecom, Inc. Cl.
    A*.............................      16,600      1,319,700
                                                  ------------
                                                     3,719,894
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $125,479,070).........................    248,343,285
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 1.7%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $4,167,102).............  $4,167,102      4,167,102
                                                  ------------

TOTAL INVESTMENTS -- 100.1%
  (COST: $129,646,172)........................   252,510,387
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.1)%........................................      (118,931)
                                                ------------
NET ASSETS -- 100.0%..........................  $252,391,456
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Partner, Portfolio Manager; JOHN C. MCCRAW, Partner, Portfolio Manager; PAUL E. CLUSKEY, Portfolio Manager.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: The performance of small-cap growth stocks was exceptional during the 12-month period ended March 31, 2000. In the fourth quarter of 1999, the Russell 2000 Growth Index returned 33.4% -- its best quarter on record. The following factors positively influenced small-cap stocks during the fiscal year:

  - High exposure to Internet companies

  - Robust IPO issuance reflecting investor confidence and strong demand

  - Increased share buybacks motivated by attractive small-cap valuations

  - Significant cash flows into mutual funds

  Small-cap growth stocks rebounded sharply in the last six months of the period following a third quarter 1999 decline triggered by interest rate concerns. Market leadership was narrow, with a minority of companies responsible for the majority of returns.

  PERFORMANCE: The fund posted a gain of 103.8% for the 12-month period ended March 31, 2000 versus 59.1% for the Russell 2000 Growth Index.

  PORTFOLIO SPECIFICS: The fund's outstanding performance during the period was due to stock selection, particularly in the technology sector. Among the fund's best-performing holdings were software companies like Mercury Interactive, Business Objects, and ISS Group. Other technology names that were major contributors to the fund's outperformance included InfoSpace, an Internet and online content provider, and Macrovision, a developer of video scrambling and copy protection products.

  MARKET OUTLOOK: Looking ahead, we are optimistic that small-cap growth stocks will continue to perform well due to a number of positive factors:

  - Attractive relative valuations

  - Enduring US economic expansion

  - Strong revenue growth and a bright outlook for corporate earnings

  Because we expect the market's advance to remain narrow, our company-specific focus will prove essential in selecting stocks with the most exciting prospects for growth.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SMALL CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/00                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           103.75%                               31.67%                          23.98%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      SMALL CAP              RUSSELL 2000
           GROWTH FUND INSTITUTIONAL SHARES  GROWTH INDEX
10/1/1993                       $250,000.00   $250,000.00
10/93                            250,400.00    257,230.00
11/93                            237,400.00    246,825.05
12/93                            249,920.00    256,564.76
1/94                             257,143.12    263,394.52
2/94                             255,285.75    262,235.58
3/94                             234,854.63    246,126.45
4/94                             235,473.76    246,503.02
5/94                             229,076.14    240,978.89
6/94                             217,519.14    230,681.86
7/94                             222,678.51    233,969.08
8/94                             237,743.88    251,137.73
9/94                             240,633.13    252,190.00
10/94                            243,935.13    254,875.82
11/94                            231,552.63    244,563.54
12/94                            241,146.93    250,325.46
1/95                             231,007.29    245,226.33
2/95                             243,351.19    256,558.24
3/95                             255,254.24    264,052.31
4/95                             259,442.35    268,023.65
5/95                             261,426.19    271,534.76
6/95                             284,571.01    290,246.22
7/95                             312,124.36    312,868.01
8/95                             313,006.06    316,728.81
9/95                             319,618.87    323,250.25
10/95                            307,054.54    307,349.57
11/95                            320,721.00    320,965.16
12/95                            327,708.03    328,077.75
1/96                             323,033.16    325,361.26
2/96                             342,667.60    340,197.74
3/96                             352,952.30    346,923.45
4/96                             389,649.99    373,556.76
5/96                             411,388.11    392,720.22
6/96                             386,377.58    367,193.41
7/96                             341,966.37    322,359.09
8/96                             372,352.99    346,223.33
9/96                             397,129.77    364,053.84
10/96                            379,832.77    348,363.12
11/96                            383,573.74    358,047.61
12/96                            389,595.30    365,029.54
1/97                             394,412.55    373,863.25
2/97                             351,960.52    351,281.91
3/97                             332,992.58    326,491.95
4/97                             327,874.25    322,704.64
5/97                             379,960.80    371,207.15
6/97                             407,660.00    383,791.07
7/97                             436,864.59    403,441.17
8/97                             445,294.78    415,544.41
9/97                             487,144.67    448,704.85
10/97                            452,520.66    421,737.69
11/97                            435,016.67    411,683.47
12/97                            436,748.43    411,914.01
1/98                             426,704.25    406,435.55
2/98                             464,802.85    442,319.75
3/98                             490,779.16    460,875.06
4/98                             490,779.16    463,700.22
5/98                             452,334.22    430,012.40
6/98                             468,959.06    434,407.13
7/98                             429,194.63    398,134.13
8/98                             325,072.58    306,244.78
9/98                             358,956.36    337,924.93
10/98                            363,544.79    354,901.73
11/98                            401,943.53    382,442.10
12/98                            455,853.84    417,053.11
1/99                             500,962.47    435,820.50
2/99                             447,785.63    395,942.93
3/99                             495,828.16    410,038.50
4/99                             525,167.10    446,244.90
5/99                             504,263.10    446,958.89
6/99                             566,975.09    470,513.62
7/99                             569,542.25    455,974.75
8/99                             564,774.67    438,921.29
9/99                             581,644.57    447,392.48
10/99                            637,021.82    458,845.72
11/99                            720,228.25    507,345.72
12/99                            882,812.21    596,790.77
1/00                             860,760.60    591,240.61
2/00                           1,159,018.07    728,822.30
3/31/00                        1,010,263.09    652,223.08

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 97.8%
--------------------------------------------------------------
ADVERTISING -- 0.3%
  24/7 Media, Inc.*...............        4,700   $    185,650
  Avenue A, Inc.*.................        2,000         61,000
  Getty Images, Inc.*.............       20,000        718,750
                                                  ------------
                                                       965,400
                                                  ------------
AEROSPACE/DEFENSE -- 0.6%
  Aeroflex, Inc.*.................       14,300        707,850
  Newport Corp....................        4,400        594,000
  Photon Dynamics, Inc.*..........        7,000        483,000
                                                  ------------
                                                     1,784,850
                                                  ------------
AIRLINES -- 0.1%
  Skywest, Inc....................        7,000        273,875
                                                  ------------
APPAREL -- 0.3%
  Timberland Co. Cl. A*...........       16,400        836,400
                                                  ------------
APPLICATIONS SOFTWARE -- 2.3%
  Exchange Applications, Inc.*....       17,000        899,672
  HNC Software, Inc.*.............       12,500        900,781
  National Instruments Corp.*.....       15,950        748,653
  OnDisplay, Inc.*................        3,000        247,875
  OpenTV Corp. Cl. A*.............        4,700        556,363
  Peregrine Systems, Inc.*........       42,000      2,816,625
  SilverStream Software, Inc.*....        4,300        317,663
                                                  ------------
                                                     6,487,632
                                                  ------------
AUCTIONS -- 0.1%
  Sothebys Holding, Inc. Cl. A....       15,100        278,406
                                                  ------------
AUTO-TRUCKS -- 0.1%
  Oshkosh Truck Co. Cl. B.........        7,000        217,438
                                                  ------------
BATTERY SYSTEMS -- 0.1%
  Valence Technology, Inc.*.......       16,400        386,425
                                                  ------------
BEVERAGES-ALCOHOLIC -- 0.2%
  Canandaigua Brands, Inc. Cl.
    A*............................       12,300        627,300
                                                  ------------
BIOTECHNOLOGY -- 3.5%
  Abgenix, Inc.*..................        6,100        842,563
  Affymetrix, Inc.*...............        4,700        697,656
  Aurora Biosciences Corp.*.......       13,700        559,988
  Cephalon, Inc.*.................       37,500      1,406,250
  CuraGen Corp.*..................       25,000      1,168,750
  Diversa Corp.*..................        2,600        122,200
  Gene Logic, Inc.*...............        2,500        105,156
  Genzyme Transgenics Corp.*......       17,300        346,000
  Imclone Systems, Inc.*..........        8,900        684,188
  Intermune Pharmaceuticals,
    Inc.*.........................       11,100        221,306
  Invitrogen Corp.*...............        5,200        301,925
  Lynx Therapeutics, Inc.*........        4,600        136,850
  Maxim Pharmaceuticals, Inc.*....        3,600        168,975
  Maxygen, Inc.*..................        3,600        234,675
  Millennium Pharmaceuticals,
    Inc.*.........................       12,300      1,597,462
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

BIOTECHNOLOGY (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Myriad Genetics, Inc.*..........          500   $     30,125
  Protein Design Labs, Inc.*......        6,800        540,600
  Trimeris, Inc.*.................        9,500        474,406
  Visible Genetics, Inc.*.........        9,600        355,200
                                                  ------------
                                                     9,994,275
                                                  ------------
BROADCASTING -- 3.9%
  Citadel Communications Corp.*...       24,400      1,029,375
  Cumulus Media, Inc. Cl. A*......        1,700         24,438
  Emmis Communications Corp. Cl.
    A*............................       44,600      2,073,900
  Entercom Communications
    Corp.*........................       21,000      1,071,000
  Pegasus Communications Corp. Cl.
    A*............................       17,200      2,420,899
  Price Communications Corp.*.....       25,300        581,900
  Radio One, Inc.*................       11,400        759,525
  Saga Communications, Inc. Cl.
    A*............................       26,825        513,028
  SBS Broadcasting S.A.*..........       15,100        928,650
  Sirius Satellite Radio, Inc.*...       16,700        951,900
  TCI Satellite Entertainment,
    Inc.*.........................       11,500        219,938
  XM Satellite Radio Holdings,
    Inc.*.........................       10,300        359,213
                                                  ------------
                                                    10,933,766
                                                  ------------
CHEMICALS -- 0.5%
  Georgia Gulf Corp...............       18,700        486,200
  Spartech Corp...................        8,300        285,313
  Symyx Technologies*.............        2,000         86,250
  Uniroyal Technology Corp.*......        9,600        451,200
                                                  ------------
                                                     1,308,963
                                                  ------------
COMMUNICATIONS SOFTWARE -- 0.7%
  Apropos Technology, Inc.*.......        1,700         62,900
  AVT Corp.*......................       32,400        382,725
  Puma Technology, Inc.*..........       27,400      1,387,125
  Witness Systems, Inc.*..........        7,800        236,925
                                                  ------------
                                                     2,069,675
                                                  ------------
COMPUTER SERVICES -- 2.2%
  Aspen Technology, Inc.*.........       15,900        641,962
  eLoyalty Corp.*.................       12,100        288,888
  Entrust Technologies, Inc.*.....       13,700      1,165,568
  Inforte Corp.*..................        1,100         53,900
  Jacada, Ltd.*...................        2,900         42,413
  McAfee.com Corp. Cl. A*.........        8,300        429,006
  M-Systems Flash Disk Pioneers,
    Ltd.*.........................       16,300        863,900
  MTI Technology Corp.*...........       11,700        308,588
  Predictive Systems, Inc.*.......        2,900        132,131
  QRS Corp.*......................        9,000        677,250
  Silicon Storage Technology,
    Inc.*.........................        4,500        332,438
  SonicWALL, Inc.*................       15,500      1,032,687
  Technology Solutions Co.*.......       16,300        148,738
                                                  ------------
                                                     6,117,469
                                                  ------------
COMPUTER SOFTWARE -- 8.0%
  BindView Development Corp.*.....       42,200      1,310,838
  Broadbase Software, Inc.*.......       11,500        917,125
  Business Objects S.A. -- ADR*...       34,500      3,432,749

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
COMPUTER SOFTWARE (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  E.Piphany, Inc.*................        2,400   $    320,550
  Harbinger Corp.*................       48,100      1,400,913
  ISS Group, Inc.*................       33,900      3,949,349
  Macromedia, Inc.*...............       21,000      1,896,563
  Mercury Interactive Corp.*......       77,100      6,110,174
  Metasolv Software, Inc.*........        3,700        218,531
  Mission Critical Software,
    Inc.*.........................        9,200        562,350
  Pivotal Corp.*..................        3,700        118,863
  Proxicom, Inc.*.................       19,000        841,938
  Quest Software, Inc.............          900        101,475
  Sagent Technology, Inc.*........       25,500        734,719
  Scient Corp.*...................        2,200        199,513
  Selectica, Inc.*................        2,400        211,800
  Transaction Systems Architects,
    Inc. Cl. A*...................        9,800        282,975
                                                  ------------
                                                    22,610,425
                                                  ------------
COMPUTERS -- 1.4%
  Affiliated Computer Services,
    Inc. Cl. A* ..................       17,300        657,400
  Concurrent Computer Corp.*......       18,500        234,719
  Creative Computers, Inc.*.......       19,100        208,906
  Extended Systems, Inc.*.........       19,800      2,178,000
  Globix Corp.*...................       18,300        697,688
                                                  ------------
                                                     3,976,713
                                                  ------------
CONSULTING SERVICES -- 0.1%
  Management Network Group,
    Inc.*.........................        7,200        193,950
                                                  ------------
CONSUMER SERVICES -- 0.3%
  Forrester Research, Inc.*.......       12,900        699,825
  Western Gas Resources, Inc......        9,400        149,225
                                                  ------------
                                                       849,050
                                                  ------------
CRUISE LINES -- 0.1%
  American Classic Voyages Co.*...       11,200        282,100
                                                  ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 2.2%
  Advanced Digital Information*...       30,000      1,027,500
  Documentum, Inc.*...............       25,200      1,965,600
  Factset Research Systems,
    Inc...........................       12,500        338,281
  Polycom, Inc.*..................       12,400        981,925
  Reynolds & Reynolds Co. Cl. A...       26,200        707,400
  TSI International Software,
    Ltd.*.........................       14,600      1,212,713
                                                  ------------
                                                     6,233,419
                                                  ------------
DISTRIBUTION/WHOLESALE -- 0.1%
  Brightpoint, Inc.*..............       22,600        276,850
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
  London Pacific Group, Ltd. --
    ADR*..........................       18,400        427,800
  Metris Cos., Inc.*..............       17,600        684,200
                                                  ------------
                                                     1,112,000
                                                  ------------
DRILLING -- 1.1%
  Atwood Oceanics, Inc.*..........        5,600        371,350
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

DRILLING (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Marine Drilling Co.*............       41,500   $  1,138,656
  Nabors Industries*..............       18,362        712,675
  Precision Drilling Corp.*.......       11,400        380,475
  Unit Corp.*.....................        9,500        104,500
  UTI Energy Corp.*...............        9,200        347,300
                                                  ------------
                                                     3,054,956
                                                  ------------
DRUGS/PHARMACEUTICALS -- 3.8%
  Alkermes, Inc.*.................       16,600      1,535,500
  Alpharma, Inc. Cl. A............       19,100        701,925
  Antigenics, Inc.*...............       11,600        236,350
  Celgene Corp.*..................        6,500        647,156
  Cubist Pharmaceuticals, Inc.*...        6,000        251,250
  IDEC Pharmaceuticals Corp.*.....       20,500      2,014,125
  Jones Medical Industries,
    Inc...........................       71,950      2,185,481
  Medarex, Inc.*..................        2,000        100,500
  Medicis Pharmaceutical Corp. Cl.
    A*............................       32,400      1,296,000
  NBTY, Inc.*.....................       17,200        235,425
  Pharmacopeia, Inc.*.............       13,700        671,300
  Titan Pharmaceuticals, Inc.*....        5,100        158,738
  United Therapeutics Corp.*......        7,800        606,450
                                                  ------------
                                                    10,640,200
                                                  ------------
E-COMMERCE -- 0.1%
  PurchasePro.com, Inc.*..........        3,300        239,250
  SciQuest.com, Inc.*.............        3,400         87,550
                                                  ------------
                                                       326,800
                                                  ------------
EDUCATIONAL SOFTWARE -- 0.6%
  Lightspan Partnership, Inc.*....       11,100        197,025
  SmartForce Public Ltd., Co. --
    ADR*..........................       33,300      1,527,638
                                                  ------------
                                                     1,724,663
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 14.8%
  ACT Manufacturing, Inc.*........        7,500        419,531
  Alpha Industries, Inc.*.........       18,700      1,776,500
  Applied Materials, Inc.*........       13,109      1,235,523
  Burr Brown Corp.*...............       18,550      1,008,656
  C-Cube Microsystems, Inc.*......       19,600      1,427,125
  Cypress Semiconductor Corp.*....       23,800      1,173,638
  Electronic Scientific
    Industries, Inc.*.............       40,200      2,331,600
  EMCORE Corp.*...................       23,500      2,703,969
  Exar Corp.*.....................        7,500        536,719
  Fairchild Semiconductor
    International Cl. A*..........       11,500        419,750
  Globespan, Inc.*................       19,100      1,947,006
  Ibis Technology Corp.*..........        4,600        414,000
  Integrated Device Technology,
    Inc.*.........................       17,600        697,400
  Integrated Silicon Solution*....        7,300        213,981
  International Rectifier*........       20,200        770,125
  Kent Electronics Corp.*.........        9,500        277,281
  Kopin Corp*.....................       30,300      2,083,124
  LAM Research Corp.*.............       47,000      2,117,938
  LTX Corp.*......................       16,000        723,000
  Mattson Technology, Inc.*.......        9,000        383,625

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  MEMC Electronic Materials,
    Inc.*.........................       15,100   $    303,888
  Metalink, Ltd.*.................        6,400        245,600
  Methode Electronics, Inc. Cl.
    A.............................       20,700      1,045,350
  Micrel, Inc.*...................       21,700      2,083,200
  Microsemi Corp.*................       15,500        530,875
  MIPS Technologies, Inc.*........        7,100        394,938
  Photronics, Inc.*...............       13,300        469,656
  Power Integrations, Inc.*.......       25,500        637,500
  Qlogic Corp.*...................       33,400      4,525,699
  Quantum Effect Devices, Inc.*...        2,200        175,175
  Rudolph Technologies, Inc.*.....        9,800        441,000
  S3, Inc.*.......................       26,700        560,700
  Semtech Corp.*..................       14,200        909,688
  St Assembly Test Services, Ltd.
    -- ADR*.......................        1,900         92,150
  Transwitch Corp.*...............       23,125      2,222,891
  Triquint Semiconductor, Inc.*...       18,500      1,359,750
  Varian Semiconductor Equipment
    Association, Inc.*............       27,900      1,775,138
  Virata Corp.*...................       15,000      1,498,125
                                                  ------------
                                                    41,931,814
                                                  ------------
ELECTRONICS -- 3.8%
  Amphenol Corp. Cl. A*...........        9,600        981,600
  Credence Systems Corp.*.........       12,500      1,564,063
  CTS Corp........................       15,300        872,100
  Cymer, Inc.*....................       20,900      1,045,000
  DII Group, Inc.*................       11,000      1,243,688
  Harmonic Lightwaves, Inc.*......        5,100        424,575
  Mechanical Technology, Inc.*....       13,800        979,800
  Northeast Optic Network,
    Inc.*.........................        5,400        456,638
  Power One, Inc.*................       18,200      1,098,825
  Robotic Vision Systems, Inc.*...       10,100        161,600
  Veeco Instruments, Inc.*........       14,100      1,043,400
  Zygo Corp.*.....................       15,100        728,575
                                                  ------------
                                                    10,599,864
                                                  ------------
ENGINEERING & CONSTRUCTION -- 0.3%
  Dycom Industries, Inc.*.........       17,300        843,375
                                                  ------------
ENTERPRISE SOFTWARE -- 1.1%
  Aspect Development, Inc.*.......       27,200      1,751,000
  JDA Software Group, Inc.*.......       20,500        299,813
  Manugistics Group, Inc.*........       18,300        919,575
                                                  ------------
                                                     2,970,388
                                                  ------------
ENTERTAINMENT -- 1.5%
  Macrovision Corp.*..............       45,800      3,944,525
  SFX Entertainment, Inc. Cl.
    A*............................       10,100        412,206
                                                  ------------
                                                     4,356,731
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
FOOD -- 0.2%
  Hain Food Group, Inc.*..........       14,900   $    421,856
  Michael Foods, Inc..............        7,900        165,900
                                                  ------------
                                                       587,756
                                                  ------------
HEALTH CARE -- 0.1%
  Hooper Holmes, Inc..............        8,500        291,656
                                                  ------------
HOME FURNISHINGS -- 0.2%
  Ethan Allen Interiors, Inc......       25,650        641,250
                                                  ------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.2%
  PRI Automation, Inc.*...........        9,400        574,575
                                                  ------------
INSTRUMENTS -- 0.9%
  Microchip Technology, Inc.*.....       21,000      1,380,750
  Therma-Wave, Inc.*..............        6,900        234,600
  Varian, Inc.*...................       25,200        967,050
                                                  ------------
                                                     2,582,400
                                                  ------------
INSURANCE -- 0.0%
  HealthExtras, Inc.*.............        8,300         37,350
                                                  ------------
INTERNET CONTENT -- 2.1%
  About.com, Inc.*................        8,200        722,624
  Ask Jeeves, Inc.*...............        7,500        458,438
  Digital Insight Corp.*..........        5,900        302,375
  eMerge Interactive, Inc. Cl.
    A*............................        5,500        165,688
  FairMarket, Inc.*...............        1,400         31,850
  GetThere.com, Inc.*.............        2,600         39,975
  Internet Pictures Corp.*........        7,100        240,956
  Lante Corp.*....................        2,900         88,088
  MedicaLogic, Inc.*..............        4,700         81,663
  MyPoints.com, Inc.*.............        2,700         72,394
  NaviSite, Inc.*.................        7,100        864,425
  S1 Corp.*.......................       21,600      1,850,848
  SportsLine.com, Inc.*...........       10,100        297,319
  Switchboard, Inc.*..............        1,600         55,000
  Telescan, Inc.*.................       21,700        512,662
  Vicinity Corp.*.................        5,400        187,650
                                                  ------------
                                                     5,971,955
                                                  ------------
INTERNET SOFTWARE -- 9.1%
  724 Solutions, Inc.*............        2,400        298,800
  Allaire Corp.*..................       17,200      1,300,750
  Appnet Systems, Inc.*...........       22,300      1,048,100
  Art Technology Group, Inc.*.....       15,600      1,024,725
  Backweb Technologies, Ltd.*.....        7,700        264,688
  Be Free, Inc.*..................        9,000        198,000
  CacheFlow, Inc.*................        5,200        616,200
  Chordiant Software, Inc.*.......        6,900        112,125
  Clarent Corp.*..................        9,900        892,856
  Commtouch Software, Ltd.*.......        4,500        211,781
  Concentric Network Corp.*.......       18,100        995,500
  CyberSource Corp.*..............       21,300        793,425
  Digital Impact, Inc.*...........        8,900        316,506
  Digital Island, Inc.*...........        5,300        322,969

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
INTERNET SOFTWARE (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Digital River, Inc.*............       11,400   $    245,100
  Eprise Corp.*...................        3,600         56,700
  Etinuum, Inc.*..................        3,600         34,200
  Extensity, Inc.*................        2,200        105,600
  F5 Networks, Inc.*..............        7,800        528,450
  FirePond, Inc.*.................        2,800        114,625
  HearMe, Inc.*...................       13,700        345,925
  HotJobs.com, Ltd.*..............        5,000        126,250
  Interliant, Inc.*...............        4,100        115,825
  InterWorld Corp.*...............        6,700        378,550
  ITXC Corp.*.....................       11,300        531,806
  Keynote Systems, Inc.*..........        6,700        685,075
  Liquid Audio*...................       10,000        132,500
  Loudeye Technologies, Inc.*.....        1,900         66,263
  Mail.com, Inc.*.................       14,300        246,675
  MatrixOne, Inc.*................        1,900         75,881
  Mediaplex, Inc.*................        2,600        135,200
  N2H2, Inc.*.....................        4,500         63,563
  National Information Consortium,
    Inc.*.........................        4,500        156,375
  Netegrity, Inc.*................        9,700        664,450
  Netobjects, Inc.*...............       13,900        316,225
  Netopia, Inc.*..................       19,100      1,374,005
  Netsolve, Inc.*.................        2,900         93,525
  Open Market, Inc.*..............        9,500        244,625
  PC-Tel, Inc.*...................        9,700        729,924
  Preview Systems, Inc.*..........        4,000        189,250
  Primus Knowledge Solutions,
    Inc.*.........................        4,600        395,600
  Razorfish, Inc. Cl. A*..........       21,100        580,250
  Register.Com, Inc.*.............        4,700        326,650
  Retek, Inc.*....................        4,200        172,988
  Shopnow.com, Inc.*..............       12,300        179,888
  Silknet Software, Inc.*.........        9,400        977,600
  Software.com, Inc.*.............       10,900      1,404,737
  Spyglass, Inc.*.................        9,000        697,922
  Stamps.com, Inc.*...............        4,700         90,769
  Symantec Corp.*.................       24,900      1,870,611
  Talk.com, Inc.*.................       30,700        491,200
  Versata, Inc.*..................       11,000        662,063
  Viant Corp.*....................        8,900        298,150
  Vitria Technology, Inc.*........        5,900        594,794
  WatchGuard Technologies,
    Inc.*.........................        3,600        324,000
  webMethods, Inc.*...............        1,100        265,513
  Xpedior, Inc.*..................        6,500        146,250
                                                  ------------
                                                    25,631,977
                                                  ------------
INVESTMENT COMPANIES -- 0.3%
  American Capital Strategies.....       10,400        263,900
  SEI Investment Co...............        4,700        533,156
                                                  ------------
                                                       797,056
                                                  ------------
MACHINERY-DIVERSIFIED -- 1.4%
  Asyst Technologies, Inc.*.......       18,100      1,058,850
  Brooks Automation, Inc.*........        9,000        562,500
  GaSonics International Corp.*...       11,400        452,081
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

MACHINERY-DIVERSIFIED (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Helix Technology Corp...........        2,400   $    144,150
  Kulicke & Soffa Industries*.....       22,400      1,435,000
  Semitool, Inc.*.................        9,200        167,325
                                                  ------------
                                                     3,819,906
                                                  ------------
MEDICAL INSTRUMENTS -- 1.0%
  Allscripts, Inc.*...............        4,800        288,600
  Molecular Devices Corp.*........       18,500      1,419,874
  Resmed, Inc.*...................        9,800        699,475
  Techne Corp.*...................        4,500        310,500
                                                  ------------
                                                     2,718,449
                                                  ------------
MEDICAL SUPPLIES/EQUIPMENT -- 0.1%
  Zoll Medical Corp.*.............        5,100        261,375
                                                  ------------
METAL FABRICATION/HARDWARE -- 0.2%
  Mueller Industries, Inc.*.......       16,700        507,263
                                                  ------------
MISCELLANEOUS MANUFACTURING -- 0.1%
  Simpson Manufacturing, Inc.*....        4,700        185,650
                                                  ------------
NETWORK SOFTWARE -- 0.1%
  Packeteer, Inc.*................        4,200        147,000
                                                  ------------
NETWORKING PRODUCTS -- 1.3%
  Black Box Corp.*................       10,200        706,191
  Crossroads Systems, Inc.*.......        1,800        185,850
  Elbit, Ltd.*....................       16,400        213,200
  Emulex Corp.*...................        7,000        763,875
  Network Peripherals, Inc.*......        9,700        344,350
  ODS Networks, Inc.*.............       14,200        340,800
  Optibase, Ltd.*.................        2,600         61,750
  Turnstone Systems, Inc.*........        1,700        195,500
  Visual Networks Inc.*...........       15,900        902,325
                                                  ------------
                                                     3,713,841
                                                  ------------
OIL & GAS PRODUCERS -- 0.3%
  Chieftain International,
    Inc.*.........................        4,600         92,575
  Forest Oil Corp.*...............       10,700        113,688
  Louis Dreyfus Natural Gas
    Corp.*........................        9,200        312,800
  Stone Energy Corp.*.............        5,200        256,100
                                                  ------------
                                                       775,163
                                                  ------------
OIL & GAS SERVICES -- 2.0%
  BJ Services, Co.*...............       20,600      1,521,824
  CAL Dive International, Inc.*...       14,900        756,175
  Global Industries, Ltd.*........       42,300        618,638
  Maverick Tube Corp.*............        4,300        139,481
  Pride International, Inc.*......       48,200      1,099,563
  Seitel, Inc.*...................        9,000         71,438
  Smith International, Inc.*......       10,200        790,500
  Tuboscope, Inc.*................       24,200        411,400
  Varco International, Inc.*......       10,200        128,775
                                                  ------------
                                                     5,537,794
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
OPTICAL RECOGNITION SOFTWARE -- 0.2%
  Optimal Robotics Corp. Cl. A*...        9,200   $    432,400
                                                  ------------
OTHER COMMERCIAL SERVICES -- 0.8%
  Korn-Ferry International*.......       21,700        645,575
  NOVA Corp.*.....................       18,300        532,988
  On Assignment, Inc.*............        8,900        400,500
  TeleTech Holding, Inc.*.........       11,100        382,950
  Xceed, Inc.*....................        9,400        225,600
                                                  ------------
                                                     2,187,613
                                                  ------------
PHOTO EQUIPMENT & SUPPLIES -- 0.2%
  Concord Camera Corp.*...........        9,500        522,500
                                                  ------------
PRINTING-COMMERCIAL -- 0.0%
  Mail-Well, Inc.*................       13,000        112,938
                                                  ------------
PUBLISHING -- 0.2%
  Information Holdings, Inc.*.....       10,200        319,388
  Playboy Enterprises Cl. B*......       14,600        290,175
                                                  ------------
                                                       609,563
                                                  ------------
RECREATIONAL PRODUCTS -- 0.2%
  Monaco Coach Corp.*.............        8,900        169,100
  National R.V. Holding, Inc.*....       12,800        202,400
  Winnebago Industries, Inc.......       18,100        326,931
                                                  ------------
                                                       698,431
                                                  ------------
RETAIL-APPAREL -- 0.8%
  Genesco, Inc.*..................        7,200         94,500
  Kenneth Cole Productions, Inc.
    Cl. A*........................       15,150        594,638
  Pacific Sunwear of California,
    Inc.*.........................       26,300      1,012,549
  The Men's Wearhouse, Inc.*......       22,500        666,563
                                                  ------------
                                                     2,368,250
                                                  ------------
RETAIL-BEDDING -- 0.2%
  Linens 'N Things, Inc.*.........       16,400        561,700
                                                  ------------
RETAIL-COMPUTER EQUIPMENT -- 0.4%
  CDW Computer Centers, Inc.*.....        5,200        439,075
  Insight Enterprises, Inc.*......       18,500        674,094
                                                  ------------
                                                     1,113,169
                                                  ------------
RETAIL-DISCOUNT -- 0.0%
  Factory 2-U Stores, Inc.*.......        5,000        125,000
                                                  ------------
RETAIL-ELECTRONICS -- 0.1%
  InterTAN, Inc.*.................       14,100        193,875
                                                  ------------
RETAIL-INTERNET -- 0.1%
  Ubid, Inc.*.....................       13,231        387,834
                                                  ------------
RETAIL-MAIL ORDER -- 0.4%
  Valuevision International, Inc.
    Cl. A*........................       28,700      1,187,463
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.2%
  Jack in the Box, Inc.*..........       18,500   $    394,282
  Sonic Corp.*....................       11,500        108,531
                                                  ------------
                                                       502,813
                                                  ------------
RETAIL-SUNGLASSES -- 0.1%
  Sunglass Hut International,
    Inc.*.........................       23,600        184,375
                                                  ------------
SUPERCONDUCTOR PRODUCTS & SYSTEMS -- 0.2%
  American Superconductor
    Corp.*........................       13,800        614,100
                                                  ------------
TELECOMMUNICATIONS -- 5.6%
  Adaptive Broadband Corp.*.......       20,200      1,080,700
  Alamosa PCS Holdings, Inc.*.....        2,800        105,700
  American Mobile Satellite
    Corp.*........................       19,100        458,400
  Caprock Communications Corp.*...       11,600        568,400
  C-COR.net Corp.*................       14,500        710,500
  Digital Microwave Corp.*........       24,900        843,488
  Finisar Corp.*..................        3,600        527,456
  Focal Communications Corp.*.....       20,900      1,170,400
  Intermedia Communications,
    Inc.*.........................        7,700        372,006
  International FiberCom, Inc.*...       23,900        567,625
  InterWAVE Communications
    International, Ltd.*..........       11,500        346,438
  MRV Communications, Inc.*.......       11,400      1,044,525
  NetOptix Corp.*.................       13,700      2,352,974
  Pac-West Telecomm, Inc.*........        6,200        193,750
  Pinnacle Systems, Inc.*.........       18,600        618,450
  Startek, Inc.*..................       10,100        744,875
  US LEC Corp. Cl. A*.............       12,300        488,925
  ViaSat, Inc.*...................        4,500        324,000
  Viatel, Inc.*...................       28,000      1,405,250
  Western Wireless Corp. Cl. A*...       10,200        467,288
  Winstar Communications, Inc.*...       22,550      1,353,000
                                                  ------------
                                                    15,744,150
                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 9.9%
  Advanced Fibre Communications,
    Inc.*.........................       18,700      1,172,256
  Aether Systems, Inc.*...........        4,500        816,750
  Airnet Communications Corp.*....        4,700        164,206
  American Tower Systems Cl. A*...       25,500      1,259,063
  Anaren Microwave, Inc.*.........        5,200        498,550
  Antec Corp.*....................        8,100        362,981
  Audiocodes, Ltd.*...............       14,500      1,455,438
  Aware, Inc.*....................       16,900        678,113
  Com21, Inc.*....................        7,200        338,400
  Commscope, Inc.*................       18,200        830,375
  Corsair Communications, Inc.*...       12,000        229,500
  Digital Lightwave, Inc.*........       22,000      1,370,875
  Ditech Communications Corp.*....       16,200      1,718,213
  DSP Group, Inc.*................       30,300      1,999,800
  Efficient Networks, Inc.*.......        9,400      1,464,050
  Glenayre Technologies, Inc.*....       33,900        595,369
  Natural Microsystems Corp.*.....       10,300        883,225
  Net2000 Communications, Inc.*...       11,800        280,250
  Netro Corp.*....................       17,100      1,111,765
  Orckit Communications, Ltd.*....       17,200      1,152,400

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Pairgain Technologies, Inc.*....       26,600   $    497,088
  Paradyne Networks, Inc.*........        4,200        130,200
  P-Com, Inc.*....................       25,500        471,750
  Pinnacle Holdings, Inc.*........       26,500      1,464,124
  Powerwave Technologies, Inc.*...       23,000      2,875,000
  Proxim, Inc.*...................       10,100      1,208,843
  Telaxis Communications Corp.*...        5,200        312,569
  Tollgrade Communications,
    Inc.*.........................       13,800        731,400
  TUT Systems, Inc.*..............       19,600      1,167,424
  Westell Technologies, Inc. Cl.
    A*............................       19,000        605,625
                                                  ------------
                                                    27,845,602
                                                  ------------
TELECOMMUNICATIONS SERVICES -- 3.2%
  Adelphia Business Solutions,
    Inc.*.........................       15,100        930,536
  Aspect Communications Corp.*....       40,700      1,508,443
  Choice One Communications,
    Inc.*.........................        5,500        195,250
  Clearnet Communications, Inc.
    Cl. A*........................       30,400      1,252,100
  Ectel, Ltd.*....................        5,800        115,275
  GST Telecommunications, Inc.*...       19,700        120,663
  iBasis, Inc.*...................        7,500        307,969
  ICG Communications, Inc.*.......        9,800        354,025
  INET Technologies, Inc.*........       14,600        772,888
  Leap Wireless International,
    Inc.*.........................       10,000        986,875
  MasTec, Inc.*...................        6,100        542,900
  MGC Communications, Inc.*.......       12,700        908,050
  Network Plus Corp.*.............       22,900        927,450
  Z-Tel Technologies, Inc.*.......        5,500        231,000
                                                  ------------
                                                     9,153,424
                                                  ------------
TOYS/GAMES/HOBBIES -- 0.0%
  WMS Industries, Inc.*...........       12,700        125,413
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
TRANSPORTATION--AIR FREIGHT -- 0.3%
  Expeditors International,
    Inc...........................       20,800   $    826,800
                                                  ------------
TRANSPORTATION--TRUCKS -- 0.5%
  American Freightways Corp.*.....       17,600        262,900
  Forward Air Corp.*..............       11,450        271,222
  Swift Transportation Co.,
    Inc.*.........................       15,700        321,850
  USFreightways Corp..............       18,300        685,106
                                                  ------------
                                                     1,541,078
                                                  ------------
TRAVEL SERVICES -- 0.0%
  Hotel Reservations Network, Inc.
    Cl. A*........................          500          8,875
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $156,014,472).........................    276,094,954
                                                  ------------

                                     PRINCIPAL
                                      AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 0.8%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $2,277,105)............  $ 2,277,105      2,277,105
                                                  ------------

TOTAL INVESTMENTS -- 98.6%
  (COST: $158,291,577)........................   278,372,059
OTHER ASSETS IN EXCESS OF LIABILITIES --
1.4%..........................................     4,045,292
                                                ------------
NET ASSETS -- 100.0%..........................  $282,417,351
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MINI CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Partner, Portfolio Manager; JOHN C. MCCRAW, Partner, Portfolio Manager; PAUL E. CLUSKEY, Portfolio Manager.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Mini Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in US companies with market capitalizations corresponding to the bottom 5% of the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: During the year ended March 31, 2000, mini-cap growth stocks produced exceptional returns. Results were driven by many factors, including:

  - High exposure to Internet companies

  - Robust IPO issuance reflecting investor confidence and strong demand

  - Increased share buybacks motivated by attractive valuations

  - Significant cash flows into mutual funds

  Following a third quarter 1999 sell-off triggered by interest rate worries, mini-cap growth stocks bounced back strongly in the last six months of the period. But gains were not broad-based, and a small number of companies generated the majority of return.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund gained 151.8% compared to its Russell 2000 Growth Index benchmark, which was up 59.1%.

  PORTFOLIO SPECIFICS: Stock selection, especially among technology and healthcare companies contributed to outperformance during the period. Within technology, telecommunications names like Ortel, Adaptive Broadband, Tollgrade Communications, and Ditech Communications, were top performers.

  In healthcare, Medarex was a major contributor to the fund's results. Medarex is a biotechnology company that develops therapeutic products for cancer, autoimmune disease and other life-threatening diseases. Digene, another top performer, manufactures DNA and RNA testing systems for the screening, monitoring and diagnosis of human diseases.

  MARKET OUTLOOK: Looking ahead, we believe mini-cap growth stocks will continue to perform well due to a number of positive factors, including:

  - Attractive relative valuations

  - Robust US economy and low inflation

  - Strong revenue growth and a bright outlook for corporate earnings

  Applying our bottom-up approach to stock selection, we are optimistic that we will continue to find promising opportunities with exceptional earnings growth in the mini-cap segment.

--------------------------------------------------------------------------------

MINI CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MINI CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                                                                  SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           151.76%                            As of 3/31/00                       39.60%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            MINI CAP GROWTH    RUSSELL 2000
           FUND INSTITUTIONAL     GROWTH
                 SHARES           INDEX
7/12/1995         $250,000.00   $250,000.00
7/95               261,400.00    259,625.00
8/95               266,200.00    262,828.77
9/95               275,600.00    268,240.42
10/95              270,200.00    255,045.67
11/95              278,200.00    266,344.19
12/95              287,000.00    272,246.38
1/96               284,600.00    269,992.18
2/96               301,400.00    282,303.82
3/96               317,000.00    287,884.97
4/96               365,200.00    309,985.90
5/96               408,800.00    325,888.18
6/96               371,600.00    304,705.45
7/96               319,000.00    267,500.91
8/96               340,600.00    287,304.00
9/96               359,600.00    302,100.16
10/96              349,200.00    289,079.64
11/96              361,192.85    297,116.06
12/96              369,458.13    302,909.82
1/97               384,748.90    310,240.24
2/97               358,919.90    291,501.73
3/97               329,371.51    270,930.45
4/97               319,659.80    267,787.66
5/97               374,830.57    308,036.14
6/97               408,924.86    318,478.57
7/97               444,878.84    334,784.67
8/97               477,320.07    344,828.21
9/97               522,779.12    372,345.50
10/97              488,271.57    349,967.54
11/97              483,440.44    341,624.31
12/97              480,997.70    341,815.62
1/98               473,447.41    337,269.47
2/98               510,088.51    367,046.99
3/98               556,278.50    382,444.62
4/98               565,605.32    384,789.00
5/98               533,405.57    356,834.08
6/98               542,066.19    360,580.92
7/98               498,760.72    330,380.77
8/98               371,076.17    254,128.89
9/98               402,940.81    279,895.01
10/98              416,726.22    294,505.53
11/98              459,693.80    317,359.16
12/98              521,539.20    346,080.17
1/99               536,704.36    361,653.77
2/99               472,963.31    328,562.45
3/99               479,598.07    340,259.28
4/99               516,563.13    370,304.17
5/99               495,237.13    370,896.66
6/99               544,523.89    390,442.91
7/99               539,784.78    378,378.23
8/99               560,873.82    364,226.88
9/99               582,436.78    371,256.46
10/99              634,093.09    380,760.62
11/99              751,037.74    421,007.02
12/99              963,916.92    495,230.56
1/00             1,001,951.33    490,624.92
2/00             1,347,950.96    604,793.33
3/31/2000        1,207,450.70    541,229.56

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
MINI CAP GROWTH FUND

                                        NUMBER
                                       OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK -- 101.1%
---------------------------------------------------------------
ADVERTISING -- 0.1%
  Interep National Radio Sales, Inc.
    Cl. A*...........................    15,200    $    101,650
                                                   ------------
AEROSPACE/DEFENSE -- 1.9%
  Newport Corp.......................    11,100       1,498,499
  OYO Geospace Corp.*................    16,200         263,250
                                                   ------------
                                                      1,761,749
                                                   ------------
APPAREL -- 1.0%
  Cutter & Buck, Inc.*...............    11,800         158,563
  Gildan Activewear, Inc. Cl. A*.....    13,900         453,487
  Steven Madden, Ltd.*...............    17,400         330,600
                                                   ------------
                                                        942,650
                                                   ------------
APPLICATIONS SOFTWARE -- 0.6%
  Caminus Corporation*...............     1,300          26,000
  Optio Software, Inc.*..............    10,600         133,825
  Prime Response, Inc.*..............     2,600          39,650
  Symix Systems, Inc.*...............    11,600         232,000
  Webhire, Inc.*.....................     7,700         126,088
                                                   ------------
                                                        557,563
                                                   ------------
AUDIO/VIDEO PRODUCTS -- 0.5%
  California Amplifier, Inc.*........    15,800         489,800
                                                   ------------
BIOTECHNOLOGY -- 7.7%
  Creative Biomolecules, Inc.*.......    57,900         573,569
  Digene Corp.*......................    58,700       2,700,199
  Genome Therapeutics Corp.*.........    75,000       1,767,188
  Invitrogen Corp.*..................     7,700         447,081
  Lynx Therapeutics, Inc.*...........    10,200         303,450
  Trimeris, Inc.*....................     9,100         454,431
  Universal Electronics, Inc.........    35,900         870,575
                                                   ------------
                                                      7,116,493
                                                   ------------
BROADCASTING -- 0.6%
  Radio Unica Corp.*.................     5,900          69,694
  Regent Communications, Inc.*.......    35,800         443,025
                                                   ------------
                                                        512,719
                                                   ------------
COMMUNICATIONS SOFTWARE -- 1.0%
  AVT Corp.*.........................    16,400         193,725
  SeaChange International, Inc.*.....    12,200         751,825
                                                   ------------
                                                        945,550
                                                   ------------
COMPUTER SERVICES -- 5.0%
  Diversinet Corp.*..................    16,100         287,788
  Manhattan Associates, Inc.*........    23,300         798,025
  MSI Holdings, Inc.*................    23,700         675,450
  Pilot Network Services, Inc.*......    23,900         790,194
  Silicon Storage Technology, Inc....    21,000       1,551,374
  Tanning Technology Corp............    11,800         508,138
                                                   ------------
                                                      4,610,969
                                                   ------------
                                        NUMBER
                                       OF SHARES      VALUE
---------------------------------------------------------------
COMPUTER SOFTWARE -- 4.1%
  Clickaction, Inc...................    15,800    $    784,075
  Cysive, Inc.*......................    12,800         876,800
  Level 8 Systems, Inc.*.............    26,000       1,215,499
  Mission Critical Software, Inc.....     5,100         311,738
  Pivotal Corp.......................    10,800         346,950
  Scientific Learning Corp...........     9,400         240,875
                                                   ------------
                                                      3,775,937
                                                   ------------
COMPUTERS -- 5.2%
  Blue Wave Systems, Inc.*...........    44,900         718,400
  Echelon Corp.*.....................    16,500       1,080,749
  eSoft, Inc.*.......................    33,600         613,200
  Immersion Corp.*...................    22,000       1,320,000
  Netsolve, Inc......................    28,200         909,450
  SmartDisk Corp.*...................     4,600         121,900
                                                   ------------
                                                      4,763,699
                                                   ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 0.9%
  InterCept Group, Inc.*.............    20,100         517,575
  Novadigm, Inc.*....................    20,400         331,500
                                                   ------------
                                                        849,075
                                                   ------------
DISTRIBUTION/WHOLESALE -- 1.3%
  Daisytek International Corp.*......     2,100          33,206
  Miami Computer Supply Corp.*.......    13,400         420,425
  Scansource, Inc.*..................    13,400         475,700
  SCP Pool Corp.*....................     9,700         297,063
                                                   ------------
                                                      1,226,394
                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
  Lendingtree, Inc.*.................     8,600         116,100
                                                   ------------
DRILLING -- 2.1%
  Patterson Energy, Inc.*............    27,500         873,125
  Unit Corp.*........................    36,700         403,700
  UTI Energy Corp.*..................    17,800         671,950
                                                   ------------
                                                      1,948,775
                                                   ------------
DRUGS/PHARMACEUTICALS -- 3.1%
  Axys Pharmaceuticals, Inc.*........    23,600         181,425
  Biocryst Pharmaceuticals, Inc.*....     9,000         245,813
  ILEX Oncology, Inc.*...............    13,100         550,200
  OraPharma, Inc.*...................    11,500         212,750
  Titan Pharmaceuticals, Inc.*.......    13,700         426,413
  United Therapeutics Corp.*.........    16,100       1,251,774
                                                   ------------
                                                      2,868,375
                                                   ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 9.6%
  ACT Manufacturing, Inc.*...........    19,300       1,079,594
  Caliper Technologies Corp.*........     6,100         493,338
  Elantec Semiconductor, Inc.*.......    23,100       1,699,294
  inSilicon Corp.*...................    22,800         360,525
  Interlink Electronics, Inc.*.......    16,100       1,535,537
  Mattson Technology, Inc.*..........    22,400         954,800
  Metalink, Ltd.*....................     3,600         138,150

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                        NUMBER
                                       OF SHARES      VALUE
---------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS (CONTINUED)

                                        NUMBER
                                       OF SHARES      VALUE
---------------------------------------------------------------
  Metron Technology N.V.*............     6,000    $    126,000
  Pericom Semiconductor Corp.*.......    17,000         606,688
  PSi Technologies Holdings, Inc.*...    21,200         352,450
  Sage, Inc.*........................     6,900         151,800
  Three-Five Systems, Inc.*..........    22,499       1,349,940
                                                   ------------
                                                      8,848,116
                                                   ------------
ELECTRONICS -- 1.7%
  Integrated Silicon Solution,
    Inc.*............................    30,400         891,100
  Zoran Corp.*.......................    11,800         664,488
                                                   ------------
                                                      1,555,588
                                                   ------------
FOOD -- 0.4%
  Hain Food Group, Inc.*.............    14,600         413,363
                                                   ------------
HUMAN RESOURCES -- 1.3%
  Hall, Kinion & Associates, Inc.*...    20,200         486,063
  Heidrick & Struggles International,
    Inc.*............................    17,800         714,225
                                                   ------------
                                                      1,200,288
                                                   ------------
INSTRUMENTS -- 4.1%
  Meade Instruments Corp.*...........    22,500       1,552,500
  Nanometrics, Inc.*.................    23,900       1,165,125
  Photon Dynamics, Inc.*.............    15,700       1,083,300
                                                   ------------
                                                      3,800,925
                                                   ------------
INTERNET SOFTWARE -- 10.2%
  C-Bridge Internet Solutions,
    Inc.*............................     5,100         290,700
  click2learn.com, Inc.*.............    35,300         503,025
  Commtouch Software, Ltd.*..........     5,000         235,313
  Digital River, Inc.*...............     4,860         104,490
  eGain Communications Corp.*........     8,400         327,600
  Egreetings Network, Inc.*..........     9,600          54,600
  Exactis.com, Inc.*.................    23,300         512,600
  FASTNET Corp.*.....................    27,200         329,800
  GRIC Communications, Inc.*.........     5,100         172,125
  Hotjobs.Com, Ltd.*.................    16,500         416,625
  Integrated Information Systems,
    Inc.*............................     3,100          67,570
  Internet Pictures Corp.*...........    10,867         368,799
  L90, Inc.*.........................    12,400         235,600
  Landacorp, Inc.*...................    11,100         119,325
  Liquid Audio, Inc.*................     3,300          43,725
  N2H2, Inc.*........................     8,200         115,825
  net.Genesis Corp.*.................     8,500         380,375
  Netegrity, Inc.*...................     8,100         554,850
  Netiq Corp.*.......................     8,400         561,225
  Netopia, Inc.*.....................    15,600       1,122,224
  Netzee, Inc.*......................    23,400         348,075
  Promotions.com, Inc.*..............    10,500          89,250
  SkillSoft Corp.*...................     7,000         203,438
  US Interactive, Inc.*..............    14,800         529,100
                                        NUMBER
                                       OF SHARES      VALUE
---------------------------------------------------------------

INTERNET SOFTWARE (CONTINUED)

                                        NUMBER
                                       OF SHARES      VALUE
---------------------------------------------------------------
  Watchguard Technologies, Inc.*.....    16,900    $  1,521,000
  XCare.net, Inc.*...................    11,200         161,000
                                                   ------------
                                                      9,368,259
                                                   ------------
LASER SYSTEMS -- 0.7%
  II-VI, Inc.*.......................    17,900         680,200
                                                   ------------
MACHINERY-DIVERSIFIED -- 2.8%
  Applied Science & Technology,
    Inc.*............................     5,100         154,275
  Brooks Automation, Inc.*...........    13,600         850,000
  FSI International, Inc.*...........    33,600         688,800
  Semitool, Inc.*....................    46,600         847,538
                                                   ------------
                                                      2,540,613
                                                   ------------
MEDICAL PRODUCTS -- 3.1%
  Aspect Medical Systems, Inc.*......     8,100         290,588
  Endocare, Inc.*....................    24,400         466,650
  Fusion Medical Technologies,
    Inc.*............................    17,700         345,150
  InnerDyne, Inc.*...................    48,700         298,288
  Polymedica Corp.*..................    12,400         728,500
  Zoll Medical Corp.*................    14,300         732,875
                                                   ------------
                                                      2,862,051
                                                   ------------
MEDICAL SUPPLIES -- 1.9%
  Accredo Health, Inc.*..............    27,000         894,375
  Allscripts, Inc.*..................    14,400         865,800
                                                   ------------
                                                      1,760,175
                                                   ------------
MISCELLANEOUS MANUFACTURING -- 0.6%
  Applied Films Corp.*...............    21,300         426,000
  Simpson Manufacturing Co., Inc.*...     2,300          90,850
                                                   ------------
                                                        516,850
                                                   ------------
NETWORKING PRODUCTS -- 1.0%
  Optibase, Ltd.*....................    28,400         674,500
  Tricord Systems, Inc.*.............    23,400         223,763
                                                   ------------
                                                        898,263
                                                   ------------
OIL & GAS PRODUCERS -- 1.3%
  Basin Exploration, Inc.*...........    29,200         436,175
  BayCorp Holdings, Ltd.*............    18,200         395,850
  Swift Energy Co.*..................    18,200         325,325
                                                   ------------
                                                      1,157,350
                                                   ------------
OIL FIELD SERVICES -- 0.6%
  Maverick Tube Corp.*...............    15,600         506,025
                                                   ------------
OPTICAL RECOGNITION SOFTWARE -- 1.6%
  Digimarc Corp.*....................     6,400         281,600
  Optimal Robotics Corp.*............    26,300       1,236,100
                                                   ------------
                                                      1,517,700
                                                   ------------
OPTICAL SUPPLIES -- 0.6%
  Precision Optics Corp., Inc.*......    23,100         531,300
                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINI CAP GROWTH FUND

                                        NUMBER
                                       OF SHARES      VALUE
---------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------

                                        NUMBER
                                       OF SHARES      VALUE
---------------------------------------------------------------
OTHER COMMERCIAL SERVICES -- 2.3%
  Corporate Executive Board Co.*.....    11,300    $    573,475
  eBenx, Inc.*.......................    17,100         504,450
  Hooper Holmes, Inc.................    21,700         744,581
  ReSourcePhoenix.Com, Inc.*.........    25,100         326,300
                                                   ------------
                                                      2,148,806
                                                   ------------
PHOTO EQUIPMENT & SUPPLIES -- 1.4%
  Concord Camera Corp.*..............    23,700       1,303,500
                                                   ------------
PRINTING-COMMERCIAL -- 0.6%
  Creo Products Inc.*................     7,100         309,738
  T/R Systems, Inc.*.................    12,200         271,450
                                                   ------------
                                                        581,188
                                                   ------------
RECREATIONAL PRODUCTS -- 0.7%
  Monaco Coach Corp.*................    25,625         486,875
  Travis Boats & Motors, Inc.*.......     8,600         113,950
                                                   ------------
                                                        600,825
                                                   ------------
RETAIL - AUTOMOBILE -- 0.5%
  Lithia Motors, Inc. Cl. A*.........     9,100         138,775
  Sonic Automotive, Inc.*............    36,000         339,750
                                                   ------------
                                                        478,525
                                                   ------------
RETAIL - CONSUMER ELECTRONICS -- 1.8%
  Tweeter Home Entertainment Group,
    Inc.*............................    38,500       1,703,625
                                                   ------------
RETAIL - DISCOUNT -- 0.4%
  Factory 2-U Stores, Inc.*..........    13,500         337,500
                                                   ------------
RETAIL - INTERNET -- 0.7%
  Freeshop.com, Inc.*................    16,700         325,650
  FTD.com, Inc.*.....................    13,100          39,300
  iPrint.com, Inc.*..................    12,700         244,475
                                                   ------------
                                                        609,425
                                                   ------------
RETAIL - JEWELRY -- 0.5%
  Whitehall Jewellers, Inc.*.........    18,400         432,400
                                                   ------------
RETAIL - RESTAURANTS -- 0.2%
  Taco Cabana Cl. A*.................    29,500         175,156
                                                   ------------
SUPERCONDUCTORS -- 0.8%
  Conductus, Inc.*...................     8,000         259,500
  Illinois Superconductor Corp.*.....    14,800         101,750
  Superconductor Technologies,
    Inc.*............................     8,700         364,856
                                                   ------------
                                                        726,106
                                                   ------------
                                        NUMBER
                                       OF SHARES      VALUE
---------------------------------------------------------------
TELECOMMUNICATIONS -- 4.4%
  Celeritek, Inc.*...................    20,900    $  1,321,925
  Eloquent, Inc.*....................     6,000         122,250
  Globecomm Systems, Inc.*...........    23,100         616,481
  SpectraLink Corp...................    23,300         419,400
  Telaxis Communications Corp........     7,600         456,831
  ViaSat, Inc........................    15,800       1,137,600
                                                   ------------
                                                      4,074,487
                                                   ------------
TELECOMMUNICATIONS EQUIPMENT -- 9.2%
  Adaptive Broadband Corp............    11,000         588,500
  AirGate PCS, Inc.*.................    10,700       1,128,850
  Corsair Communications, Inc.*......    29,200         558,450
  CTC Communications Group, Inc.*....    14,400         613,800
  Davox Corp.*.......................    26,200         700,850
  Interspeed, Inc.*..................    10,100         215,888
  MCK Communications, Inc.*..........     7,400         354,275
  Northeast Optic Network, Inc.*.....    14,000       1,183,874
  P-Com, Inc.*.......................    34,700         641,950
  Radyne ComStream, Inc.*............    21,900         584,456
  Tollgrade Communications, Inc.*....    36,200       1,918,600
                                                   ------------
                                                      8,489,493
                                                   ------------
TRANSPORTATION - TRUCKS -- 0.9%
  Arkansas Best Corp.................    19,900         208,950
  Forward Air Corp.*.................    27,100         641,931
                                                   ------------
                                                        850,881
                                                   ------------
TOTAL COMMON STOCK
  (Cost: $56,196,932)...........................     93,256,481
                                                   ------------

                                       PRINCIPAL
                                        AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 0.0%
---------------------------------------------------------------
  Brown Brothers Harriman & Co.
    5.625%, 04/03/00
    (Cost: $639).....................   $   639             639
                                                   ------------

TOTAL INVESTMENTS -- 101.1%
  (Cost: $56,197,571).........................    93,257,120
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (1.1%)......................................    (1,036,085)
                                                ------------
NET ASSETS -- 100.0%..........................  $ 92,221,035
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Portfolio Manager; JOHN J. KANE, Partner, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; JOHN GRAVES, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations.

  MARKET OVERVIEW: Following a brief period of outperformance relative to growth stocks in the beginning of the fiscal year, value stocks underperformed for much of the 12-month period ending March 31, 2000.

  However, in March of 2000, value stocks staged an impressive rally due to a number of factors, including improving earnings prospects; historically low valuations; and industry-specific developments. For instance, bank stocks performed well in anticipation that the Federal Reserve was close to finishing its round of interest rate hikes (5 since June of 1999) and would raise rates only one or two more times in the near future. And insurance companies rallied on the potential for further consolidation in the industry following Citicorp's decision to purchase its remaining interest in Travelers Property Casualty.

  PERFORMANCE: During the 12-month period ended March 31, 2000, the fund was up 4.7% versus 6.3% for the Russell 1000 Value Index and 17.9% for the S&P 500.

  PORTFOLIO SPECIFICS: During the fiscal year, we increased our exposure to the energy sector on a stock-specific basis and reduced the fund's weightings in utility and financial service companies.

  The fund underperformed during the period as holdings like MCI WorldCom, Textron, Hasbro, and Ford Motor negatively impacted results.

  Companies that were positive contributors to the fund's performance included Citigroup, Chase Manhattan Bank, and TRW. Banks, whose shares had traded down significantly following the Fed's interest rate hikes during the period, rallied in anticipation that the interest rate increases would soon be over.

  MARKET OUTLOOK: We believe that a number of fundamentals support the case for the continued improvement in performance among value stocks, namely:

  - Better-than-expected earnings

  - Acceleration in global economic growth which stimulates demand for manufactured goods

  - Rising productivity as many value-oriented companies use the Internet to cut costs

  We are optimistic that the combination of these factors will benefit the Value Fund as value stocks recapture investor favor.

--------------------------------------------------------------------------------

VALUE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE FUND INSTITUTIONAL SHARES WITH THE S&P 500 INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                            4.68%                              As of 3/31/00                       22.10%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         VALUE FUND INSTITUTIONAL
                  SHARES           S&P 500 INDEX
4/30/96               $250,000.00    $250,000.00
5/96                   256,600.00     256,450.00
6/96                   263,800.00     257,424.51
7/96                   257,600.00     246,046.35
8/96                   264,800.00     251,235.46
9/96                   278,800.00     265,375.00
10/96                  288,600.00     272,694.04
11/96                  311,580.76     293,306.98
12/96                  310,622.05     287,496.57
1/97                   327,247.49     305,459.36
2/97                   331,246.01     307,854.16
3/97                   316,935.51     295,204.43
4/97                   333,350.49     312,828.13
5/97                   358,183.42     331,873.11
6/97                   369,758.09     346,741.03
7/97                   412,900.04     374,331.21
8/97                   403,429.86     353,361.17
9/97                   428,683.68     372,714.77
10/97                  412,268.70     360,266.09
11/97                  425,854.22     376,942.81
12/97                  436,586.20     373,414.92
1/98                   434,531.14     387,655.49
2/98                   469,923.85     415,613.20
3/98                   500,064.74     436,896.75
4/98                   502,804.82     441,291.93
5/98                   500,749.76     433,706.13
6/98                   511,938.43     451,323.27
7/98                   501,864.37     446,516.68
8/98                   424,288.37     381,959.30
9/98                   448,322.65     406,427.61
10/98                  479,971.75     439,502.95
11/98                  502,997.40     466,141.22
12/98                  524,486.61     493,000.28
1/99                   530,983.34     513,617.55
2/99                   512,742.51     497,654.32
3/99                   522,237.74     517,565.47
4/99                   563,217.16     537,595.25
5/99                   554,471.55     524,902.63
6/99                   570,213.64     554,034.73
7/99                   558,969.29     536,748.84
8/99                   538,979.33     534,065.10
9/99                   516,990.37     519,426.37
10/99                  553,222.18     552,295.67
11/99                  531,483.09     563,507.28
12/99                  571,041.13     596,697.85
1/00                   535,602.40     566,743.62
2/00                   492,372.17     556,015.17
3/31/00                546,661.29     610,393.45

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the S&P 500 Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged S&P 500 Index contains 500 industrial, transportation, utility and financial companies. The Index is considered to be generally representative of the U.S. stock market. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
VALUE FUND

                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK -- 100.4%
---------------------------------------------------------------
AEROSPACE/DEFENSE -- 3.8%
  Boeing Co...........................    18,000    $   682,875
  United Technologies Corp............     7,600        480,225
                                                    -----------
                                                      1,163,100
                                                    -----------
AIRLINES -- 2.1%
  Delta Air Lines, Inc................    11,900        633,675
                                                    -----------
AUTO MANUFACTURER -- 5.0%
  Ford Motor Co.......................    18,700        859,031
  General Motors Corp.................     8,200        679,063
                                                    -----------
                                                      1,538,094
                                                    -----------
AUTOMOTIVE & TRANSPORT EQUIPMENT -- 1.5%
  TRW, Inc............................     7,800        456,300
                                                    -----------
CHEMICALS -- 4.8%
  Dow Chemical Corp...................     7,300        832,200
  PPG Industries, Inc.................    12,500        653,906
                                                    -----------
                                                      1,486,106
                                                    -----------
COMPUTER SERVICES -- 1.9%
  Electronic Data Systems Corp........     9,300        596,944
                                                    -----------
COMPUTERS -- 3.4%
  International Business Machines
    Corp..............................     3,700        436,600
  Pitney Bowes, Inc...................    13,800        616,688
                                                    -----------
                                                      1,053,288
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 11.8%
  Ambac Financial Group, Inc..........     9,100        458,413
  Citigroup, Inc......................    25,500      1,512,468
  J.P. Morgan & Co., Inc..............     6,600        869,550
  Lehman Brothers Holdings, Inc.......     8,300        805,100
                                                    -----------
                                                      3,645,531
                                                    -----------
DIVERSIFIED MANUFACTURING -- 3.6%
  Dover Corp..........................    13,500        646,313
  Textron, Inc........................     7,600        462,650
                                                    -----------
                                                      1,108,963
                                                    -----------
ELECTRIC -- 5.6%
  Allegheny Energy, Inc...............    13,200        363,825
  Energy East Corp....................    15,800        313,038
  PECO Energy Co......................    10,500        387,187
  Texas Utilities Co..................     6,600        195,938
  Unicom Corp.........................    12,500        456,250
                                                    -----------
                                                      1,716,238
                                                    -----------
FOOD -- 2.1%
  General Mills, Inc..................    18,100        654,994
                                                    -----------
HEALTH PRODUCTS & SERVICES -- 2.0%
  Baxter International, Inc...........     9,900        620,606
                                                    -----------
                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 1.5%
  Johnson Controls, Inc...............     8,500    $   459,531
                                                    -----------
INSURANCE -- 4.5%
  American International Group,
    Inc...............................     3,875        424,313
  CIGNA Corp..........................     8,400        636,300
  Lincoln National Corp...............    10,200        341,700
                                                    -----------
                                                      1,402,313
                                                    -----------
MEDIA -- 2.3%
  Walt Disney Co......................    17,500        724,063
                                                    -----------
METALS -- 1.6%
  Reynolds Metals Co..................     7,300        488,188
                                                    -----------
MONEY CENTER BANKS -- 2.7%
  Chase Manhattan Corp................     9,600        837,000
                                                    -----------
OIL & GAS PRODUCERS -- 12.1%
  Conoco, Inc.........................    23,000        589,375
  Exxon Mobil Corp....................    17,605      1,369,889
  Kerr-McGee Corp.....................    10,000        577,500
  Phillips Petroleum Co...............    12,500        578,125
  USX-Marathon Group..................    23,400        609,863
                                                    -----------
                                                      3,724,752
                                                    -----------
OIL & GAS SERVICES -- 2.2%
  ENSCO International, Inc............     9,400        339,575
  Noble Drilling Corp.*...............     8,100        335,644
                                                    -----------
                                                        675,219
                                                    -----------
REGIONAL/COMMERCIAL BANKS -- 3.9%
  FleetBoston Financial Corp..........    21,600        788,400
  M & T Bank Corp.....................       900        401,850
                                                    -----------
                                                      1,190,250
                                                    -----------
RETAIL -- DEPARTMENT STORES -- 2.1%
  Federated Department Stores,
    Inc.*.............................    15,900        663,825
                                                    -----------
RETAIL -- DISCOUNT STORES -- 1.2%
  TJX Cos., Inc.......................    17,400        386,063
                                                    -----------
RETAIL -- DURABLES -- 2.0%
  Whirlpool Corp......................    10,500        615,563
                                                    -----------
TELECOMMUNICATIONS -- 11.4%
  Alltel Corp.........................     9,100        573,868
  AT&T Corp...........................    11,600        652,499
  BellSouth Corp......................     8,900        418,299
  GTE Corp............................    10,100        717,100
  MCI WorldCom, Inc.*.................    17,500        792,968
  SBC Communications, Inc.............     9,000        378,000
                                                    -----------
                                                      3,532,734
                                                    -----------
TELECOMMUNICATIONS EQUIPMENT -- 2.0%
  Motorola, Inc.......................     4,400        626,449
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE FUND

                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------

                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
TRANSPORTATION-TRAINS -- 3.3%
  Kansas City Southern Industries,
    Inc...............................     5,300    $   455,469
  Union Pacific Corp..................    14,300        559,487
                                                    -----------
                                                      1,014,956
                                                    -----------
TOTAL COMMON STOCK
  (Cost: $31,087,393)............................    31,014,745
                                                    -----------

                                        PRINCIPAL
                                         AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 3.2%
---------------------------------------------------------------
    Morgan Guaranty London
      5.625%, 04/03/00
      (Cost: $970,531)................  $970,531        970,531
                                                    -----------

TOTAL INVESTMENTS -- 103.6%
  (COST: $32,057,924)..........................   31,985,276
LIABILITIES IN EXCESS OF OTHER ASSETS --
(3.6%).........................................   (1,099,962)
                                                 -----------
NET ASSETS -- 100.0%...........................  $30,885,314
                                                 -----------
                                                 -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS FORSYTH, CFA, Partner, Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL P. CARROLL, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Convertible Fund seeks to maximize total return consisting of capital appreciation and current income by investing primarily in convertible and equity securities of US companies with market capitalizations generally above $500 million.

  MARKET OVERVIEW: Convertible bonds delivered outstanding results during the year ended March 31, 2000.

  Following positive returns in the second quarter of 1999, returns in the third quarter were essentially flat due to fears of rising inflation. However, during the last six months of the fiscal year, convertible bonds posted gains. For the entire 12-month period, convertible bonds dramatically outperformed bonds and beat many of the major US equity indices including the S&P 500 (+17.9%), the Russell 1000 (+21.2%) and the Russell 2000 (+37.3%).

  Technology was by far the biggest factor driving these strong returns. Gains in technology were broad-based, and all of the sector's major industries -- software, telecommunications, and semiconductors -- produced exceptional results.

  Mirroring the equity market, growth outperformed value. However, in contrast to stocks, convertible returns were strongest in large-cap issues.

  PERFORMANCE: The fund posted a gain of 59.2% for the 12-month period ended March 31, 2000 versus 45.8% for the First Boston Convertible Index.

  PORTFOLIO SPECIFICS: The fund's weighting in technology was just slightly higher than its benchmark during the 12-month period. However, skillful issue selection within the technology sector was the primary reason for the fund's strong relative performance this period.

  Some of the fund's top-performing holdings included semiconductor names like STMicroelectronics, Atmel and Credence Systems and software companies including BEA Systems, Exodus Communications and Veritas Software. Telecommunications issues like Qualcomm, Crown Castle and Winstar Communications also performed well.

  MARKET OUTLOOK: We believe there is potential for convertibles to benefit from increased recognition among investors seeking equity market participation with significant downside protection. Other positives for the convertible market include strong corporate profits, the ongoing health of the US economy, and a global economic recovery.

--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN CONVERTIBLE FUND INSTITUTIONAL SHARES WITH THE CS FIRST BOSTON CONVERTIBLE INDEX.


                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 3/31/00
                           1 YEAR                                 5 YEARS                         10 YEARS
                           59.19%                                 29.52%                           20.68%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             CONVERTIBLE FUND      FIRST BOSTON
           INSTITUTIONAL SHARES  CONVERTIBLE INDEX
12/86                250,000.00         250,000.00
01/87                274,316.67         267,975.00
02/87                285,197.89         279,069.17
03/87                282,650.13         281,943.58
04/87                278,259.63         281,999.97
05/87                280,365.13         282,845.97
06/87                283,327.65         288,757.45
07/87                299,354.55         300,538.75
08/87                305,960.31         306,549.53
09/87                298,974.21         302,043.25
10/87                232,382.69         245,228.91
11/87                235,465.64         237,357.06
12/87                242,192.10         249,438.54
01/88                244,945.02         256,372.93
02/88                252,824.09         268,166.09
03/88                256,810.28         267,254.32
04/88                265,199.41         272,786.49
05/88                265,482.29         270,085.90
06/88                277,738.73         280,484.21
07/88                274,840.99         277,567.17
08/88                271,423.80         272,654.23
09/88                277,006.08         277,534.74
10/88                280,154.71         281,059.43
11/88                285,972.59         276,478.16
12/88                290,338.44         282,892.46
01/89                309,258.83         295,594.33
02/89                315,650.18         295,535.21
03/89                324,951.34         299,377.17
04/89                335,403.94         309,436.24
05/89                344,549.29         315,717.80
06/89                343,056.24         313,413.06
07/89                356,389.69         322,408.01
08/89                362,935.38         329,500.99
09/89                363,685.45         326,634.33
10/89                358,218.05         316,312.68
11/89                366,086.90         321,468.58
12/89                372,774.09         321,822.20
01/90                365,268.90         309,013.67
02/90                378,296.83         313,092.65
03/90                390,389.72         317,882.97
4/90                 378,508.86         310,794.18
5/90                 413,735.41         325,867.70
6/90                 412,935.53         325,476.66
7/90                 407,388.42         322,579.92
8/90                 386,679.51         303,999.31
9/90                 365,476.59         290,714.54
10/90                351,247.36         279,841.82
11/90                368,587.28         293,526.08
12/90                379,632.61         299,660.78
1/91                 399,057.14         313,115.55
2/91                 421,630.48         331,808.55
3/91                 436,752.96         339,937.85
4/91                 438,878.49         343,371.23
5/91                 463,133.84         353,535.02
6/91                 444,500.42         343,671.39
7/91                 466,710.62         356,730.90
8/91                 486,250.24         370,036.96
9/91                 492,798.41         369,370.90
10/91                497,020.05         374,689.84
11/91                492,331.50         365,659.81
12/91                525,252.06         386,904.65
1/92                 535,844.65         398,086.19
2/92                 541,828.24         408,237.39
3/92                 528,860.49         405,298.08
4/92                 515,885.78         410,202.19
5/92                 525,154.53         417,339.71
6/92                 509,644.96         415,378.21
7/92                 514,418.64         425,721.13
8/92                 515,636.09         423,039.08
9/92                 529,747.33         431,499.87
10/92                542,443.61         432,535.47
11/92                563,580.83         445,035.74
12/92                576,918.91         454,915.53
1/93                 590,399.58         469,108.90
2/93                 569,125.52         470,703.87
3/93                 600,579.19         488,214.05
4/93                 607,790.25         488,067.59
5/93                 632,101.86         496,608.77
6/93                 652,313.87         501,326.55
7/93                 658,540.06         506,490.22
8/93                 696,855.12         520,368.05
9/93                 709,451.20         526,248.21
10/93                727,803.24         538,667.67
11/93                711,382.99         530,533.78
12/93                733,163.96         539,287.59
1/94                 758,079.88         554,765.15
2/94                 749,597.86         545,944.38
3/94                 716,093.91         523,669.85
4/94                 710,211.14         514,139.06
5/94                 703,258.77         515,270.16
6/94                 683,417.78         509,447.61
7/94                 692,602.05         523,814.03
8/94                 706,108.34         534,133.17
9/94                 697,896.52         524,679.01
10/94                696,803.49         529,191.25
11/94                676,036.02         509,981.61
12/94                677,511.21         513,857.47
1/95                 672,826.60         513,189.46
2/95                 681,610.24         529,970.75
3/95                 701,636.93         543,961.98
4/95                 709,919.33         556,309.92
5/95                 723,526.11         572,721.06
6/95                 751,212.97         593,568.11
7/95                 786,500.84         614,639.77
8/95                 799,060.93         621,093.49
9/95                 817,602.01         630,347.78
10/95                804,307.67         610,996.11
11/95                821,227.74         632,258.77
12/95                828,291.41         635,736.19
1/96                 851,451.87         649,785.96
2/96                 875,221.82         667,265.21
3/96                 888,874.31         672,870.23
4/96                 912,864.69         688,548.11
5/96                 941,161.03         703,902.73
6/96                 920,307.86         687,220.24
7/96                 870,662.12         660,418.65
8/96                 924,031.29         684,986.22
9/96                 967,781.59         702,864.36
10/96                969,032.77         707,222.12
11/96                994,433.60         729,287.45
12/96              1,002,375.72         723,744.87
1/97               1,040,721.64         746,759.96
2/97               1,026,594.19         742,876.80
3/97               1,016,637.71         727,499.25
4/97               1,028,182.69         734,847.00
5/97               1,081,153.80         768,870.41
6/97               1,124,209.80         791,244.54
7/97               1,193,276.21         834,604.74
8/97               1,178,232.04         835,188.97
9/97               1,235,810.18         870,433.94
10/97              1,211,066.49         846,584.05
11/97              1,214,519.82         841,504.55
12/97              1,235,942.36         846,216.97
1/98               1,223,825.28         845,963.11
2/98               1,281,559.61         883,777.66
3/98               1,339,721.60         915,682.03
4/98               1,355,533.77         923,831.60
5/98               1,324,628.17         897,225.25
6/98               1,376,377.08         901,890.82
7/98               1,386,306.10         881,327.71
8/98               1,185,964.39         773,188.80
9/98               1,252,764.46         785,869.10
10/98              1,280,030.51         814,081.80
11/98              1,361,091.74         852,913.50
12/98              1,502,171.25         901,614.86
1/99               1,591,232.79         930,917.34
2/99               1,512,561.76         898,614.51
3/99               1,606,750.81         936,715.77
4/99               1,657,498.16         974,652.75
5/99               1,630,631.92         965,685.95
6/99               1,708,640.29         990,000.00
7/99               1,657,770.09         994,010.56
8/99               1,670,487.64         996,992.59
9/99               1,677,943.42         999,584.77
10/99              1,784,885.96       1,034,170.41
11/99              1,946,805.99       1,113,594.69
12/99              2,275,956.27       1,282,861.09
1/00               2,288,827.61       1,263,489.89
2/00               2,673,453.62       1,396,156.32
3/31/2000          2,557,757.52       1,366,138.96

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the CS First Boston Convertible Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. [The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception.] The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged CS First Boston Index is a market weighted index representing the universe of convertible securities including convertible preferred stocks or convertible bonds. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
CONVERTIBLE FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 23.7%
--------------------------------------------------------------
BROADCASTING -- 3.2%
  Cox Communications, Inc.
    0.250%.........................      22,407   $  1,254,792
  Emmis Communications Corp. A
    6.250%.........................      12,766        823,407
  Unitedglobalcom, Inc. C 144A
    7.000%.........................       3,519        336,065
  Unitedglobalcom, Inc. D 7.000%...      19,321      1,313,827
                                                  ------------
                                                     3,728,091
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
  Morgan Stanley Dean Witter 6.000%
    (PERQS)........................       6,384        963,186
                                                  ------------
DRUGS/PHARMACEUTICALS -- 1.2%
  Cephalon, Inc. 7.250%............      12,871      1,388,459
                                                  ------------
ELECTRIC -- 1.4%
  Calpine Capital Trust 5.750%.....      18,603      1,625,437
                                                  ------------
INTERNET SERVICES -- 1.6%
  PSInet, Inc. 144A 7.000%.........      21,901        966,381
  PSInet, Inc. C 6.750%............      12,964        829,696
                                                  ------------
                                                     1,796,077
                                                  ------------
MISCELLANEOUS MANUFACTURING -- 0.8%
  Sealed Air Corp. A...............      16,656        865,071
                                                  ------------
OIL & GAS PRODUCERS -- 1.6%
  Apache Corp. 6.500%..............       9,996        449,820
  Coastal Corp. 5.580%.............      13,519        329,526
  Coastal Corp. 6.625%.............      38,878      1,100,733
                                                  ------------
                                                     1,880,079
                                                  ------------
OIL & GAS SERVICES -- 2.0%
  EVI, Inc. 5.000%.................      46,346      2,241,988
                                                  ------------
RENTAL AUTO/EQUIPMENT -- 0.1%
  United Rentals Trust I
    6.500% (QUIPS).................       1,485         49,191
  United Rentals Trust I 144A
    6.500% (QUIPS).................       2,301         76,221
                                                  ------------
                                                       125,412
                                                  ------------
TELECOMMUNICATIONS -- 5.2%
  Global Crossing, Ltd. 144A
    6.375%.........................       9,563      1,032,804
  McLeodUSA, Inc. A................       2,769      2,048,714
  Omnipoint Corp. 7.000%...........       5,595      1,040,670
  Winstar Communications, Inc. A
    6.000%.........................       1,780        162,203
  Winstar Communications, Inc. D
    7.000%.........................      17,755      1,664,531
                                                  ------------
                                                     5,948,922
                                                  ------------
TELECOMMUNICATIONS SERVICES -- 4.6%
  Crown Castle Decs Trust VI
    International Corp. 6.250%.....      24,915      2,099,088
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

TELECOMMUNICATIONS SERVICES (CONTINUED)

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Crown Castle Decs Trust V
    7.250%.........................      49,366   $  1,635,249
  Qwest Trends Trust 144A 5.750%...      19,092      1,498,722
                                                  ------------
                                                     5,233,059
                                                  ------------
TELEVISION -- 1.2%
  Pegasus Communications Corp. 144A
    6.500%.........................      11,026      1,349,307
                                                  ------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost: $22,075,537)..........................     27,145,088
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 72.5%
--------------------------------------------------------------
ADVERTISING -- 3.7%
  Doubleclick, Inc. 144A
    4.750%, 03/15/06...............  $  437,000      1,000,730
  Interpublic Group Co., Inc. 144A
    1.870%, 06/01/06...............     565,000        572,769
  Interpublic Group Co., Inc.
    1.870%, 06/01/06...............     234,000        237,218
  Lamar Advertising Co.
    5.250%, 09/15/06...............     739,000        831,375
  Omnicom Group, Inc.
    2.250%, 01/06/13...............     853,000      1,659,084
                                                  ------------
                                                     4,301,176
                                                  ------------
APPLICATIONS SOFTWARE -- 3.3%
  Citrix Systems, Inc. 144A
    0.000%, 03/22/19...............   1,086,000      1,053,420
  Citrix Systems, Inc.
    0.000%, 03/22/19...............     351,000        340,470
  HNC Software, Inc.
    4.750%, 03/01/03...............     588,000        974,610
  Rational Software Corp. 144A
    5.000%, 02/01/07...............   1,092,000      1,365,000
                                                  ------------
                                                     3,733,500
                                                  ------------
BIOTECHNOLOGY -- 3.0%
  Affymetrix, Inc. 144A
    4.750%, 02/15/07...............   1,917,000      1,341,900
  Human Genome Sciences, Inc.
    3.750%, 03/15/07...............   1,631,000        994,910
  Millennium Pharmaceuticals, Inc.
    144A
    5.250%, 01/15/07...............   1,185,000      1,054,649
                                                  ------------
                                                     3,391,459
                                                  ------------
BROADCASTING -- 2.5%
  AT&T Corp.--Liberty Media Corp
    4.000%, 11/15/29...............     210,000        328,388
  AT&T Corp.-Liberty Media Corp
    144A
    4.000%, 11/15/29...............     675,000      1,055,530
  Clear Channel Communications
    1.500%, 12/01/02...............     877,000        813,418

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONVERTIBLE FUND

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS (Continued)
---------------------------------------------------------
BROADCASTING (CONTINUED)

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------
  Clear Channel Communications
    2.625%, 04/01/03...............  $  513,000   $    632,273
                                                  ------------
                                                     2,829,609
                                                  ------------
COMPUTER SOFTWARE -- 1.7%
  Siebel Systems, Inc. 144A
    5.500%, 09/15/06...............     633,000      1,651,339
  Siebel Systems, Inc.
    5.500%, 09/15/06...............     100,000        260,875
                                                  ------------
                                                     1,912,214
                                                  ------------
COMPUTERS -- 8.5%
  ASM Lithography Holding N.V.
    4.250%, 11/30/04...............   1,230,000      1,439,100
  Comverse Technology, Inc. 144A
    4.500%, 07/01/05...............     335,000      1,493,263
  Comverse Technology, Inc.
    4.500%, 07/01/05...............     151,000        673,083
  Hewlett Packard Co.
    0.000%, 10/14/17...............   2,447,000      1,890,307
  Redback Networks 144A
    5.000%, 04/01/07...............   1,165,000      1,118,400
  Veritas Software Corp.
    6.500%, 08/13/06...............     226,000        867,275
  Veritas Software Corp. 144A
    5.250%, 11/01/04...............     155,000      2,216,500
                                                  ------------
                                                     9,697,928
                                                  ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 1.9%
  Affiliated Computer Services,
    Inc.
    4.000%, 03/15/05...............     497,000        507,561
  Affiliated Computer Services,
    Inc. 144A
    4.000%, 03/15/05...............     330,000        337,013
  Automatic Data Processing
    0.000%, 02/20/12...............   1,095,000      1,390,649
                                                  ------------
                                                     2,235,223
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
  Morgan Stanley Dean Witter & Co.
    0.000%, 07/29/05...............     373,000      1,448,173
                                                  ------------
DRILLING -- 1.4%
  Diamond Offshore Drilling
    3.750%, 02/15/07...............   1,431,000      1,643,861
                                                  ------------
DRUGS/PHARMACEUTICALS -- 4.1%
  Alkermes, Inc. 144A
    3.750%, 02/15/07...............   1,598,000      1,322,345
  Alkermes, Inc.
    3.750%, 02/15/07...............     281,000        232,528
  Alpharma, Inc.
    5.750%, 04/01/05...............     578,000        802,698
  Alpharma, Inc. 144A
    5.750%, 04/01/05...............     320,000        444,400
                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------

DRUGS/PHARMACEUTICALS (CONTINUED)

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------
  Alpharma, Inc. Cl.A
    3.000%, 06/01/06...............  $  154,000   $    190,190
  Roche Holdings AG 144A
    0.000%, 01/19/15...............   2,086,000      1,765,277
                                                  ------------
                                                     4,757,438
                                                  ------------
ELECTRIC -- 2.8%
  AES Corp.
    4.500%, 08/15/05...............   1,382,000      2,147,283
  Calpine Capital Trust 144A
    5.500%, 02/01/30...............      18,223      1,020,488
                                                  ------------
                                                     3,167,771
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 13.1%
  Amkor Tech, Inc.
    5.000%, 03/15/07...............     991,000      1,080,190
  Atmel Corp.
    0.000%, 04/21/18...............     206,000        301,275
  Atmel Corp. 144A
    0.000%, 04/21/18...............   1,113,000      1,627,763
  Conexant Systems, Inc. 144A
    4.000%, 02/01/07...............   1,493,000      1,366,095
  Cymer, Inc.
    3.500% (until 08/06/00,
    thereafter
    7.250% to maturity),
    08/06/04.......................   1,296,000      1,516,320
  Cypress Semiconductor
    4.000%, 02/01/05...............   1,491,000      1,893,569
  LAM Research Corp.
    5.000%, 09/01/02...............   1,009,000      1,701,426
  LSI Logic Corp.
    4.250%, 03/15/04...............     357,000      1,659,158
  LSI Logic Corp. 144A
    4.250%, 03/15/04...............      95,000        441,513
  Oak Industries, Inc.
    4.875%, 03/01/08...............     357,000      1,610,548
  STMicroelectronics N.V.
    0.000%, 06/10/08...............     251,000        817,005
  Simicroelectronics N.V.
    0.000%, 09/22/09...............     606,000        984,750
                                                  ------------
                                                    14,999,612
                                                  ------------
ELECTRONICS -- 2.6%
  Credence Systems Corp.
    5.250%, 09/15/02...............   1,076,000      2,149,310
  Solectron Corp.
    0.000%, 01/27/19...............   1,260,000        845,775
                                                  ------------
                                                     2,995,085
                                                  ------------
INTERNET SOFTWARE -- 4.3%
  America Online, Inc.
    0.000%, 12/06/19...............   3,421,000      1,881,550
  BEA Systems, Inc.
    4.000%, 12/15/06...............   1,036,000      1,267,805
  Exodus Communications, Inc.
    4.750%, 07/15/08...............     158,000        325,678

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS (Continued)
---------------------------------------------------------
INTERNET SOFTWARE (CONTINUED)

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------
  Exodus Communications, Inc. 144A
    4.750%, 07/15/08...............  $  722,000   $  1,488,222
                                                  ------------
                                                     4,963,255
                                                  ------------
MISCELLANEOUS MANUFACTURING -- 1.3%
  Sanmina Corp.
    4.250%, 05/01/04...............     940,000      1,541,600
                                                  ------------
NETWORKING PRODUCTS -- 1.6%
  Juniper Networks, Inc.
    4.750%, 03/15/07...............   1,876,000      1,871,310
                                                  ------------
OIL & GAS PRODUCERS -- 0.9%
  Devon Energy Corp.
    4.900%, 08/15/08...............   1,032,000      1,038,450
                                                  ------------
PRINTING-COMMERCIAL -- 2.3%
  Mail-Well, Inc.
    5.000%, 11/01/02...............     337,000        272,549
  News America Holdings
    0.000%, 03/11/13...............   1,487,000      1,710,050
  World Color Press, Inc.
    6.000%, 10/01/07...............     674,000        615,868
                                                  ------------
                                                     2,598,467
                                                  ------------
RETAIL-DISCOUNT STORES -- 1.6%
  Costco Cos., Inc.
    0.000%, 08/19/17...............   1,582,000      1,890,490
                                                  ------------
TELECOMMUNICATIONS -- 6.6%
  Aether Systems, Inc.
    6.000%, 03/22/05...............   1,373,000      1,318,080
  American Tower Corp. 144A
    5.000%, 02/15/10...............     998,000      1,138,968
  Echostar Communications Corp.
    144A
    4.875%, 01/01/07...............   1,341,000      2,264,614
  Global Telesystems Group, Inc.
    5.750%, 07/01/10...............     930,000        871,875
  Nextel Communications, Inc. 144A
    5.250%, 01/15/10...............   1,629,000      1,948,691
                                                  ------------
                                                     7,542,228
                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 2.6%
  CommScope, Inc. 144A
    4.000%, 12/15/06...............     803,000        959,585
                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT (CONTINUED)

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------
  CommScope, Inc.
    4.000%, 12/15/06...............  $  260,000   $    310,700
  Efficient Networks 144A
    5.000%, 03/15/05...............   1,679,000      1,695,789
                                                  ------------
                                                     2,966,074
                                                  ------------
TELECOMMUNICATIONS SERVICES -- 1.4%
  NTL, Inc.
    7.000%, 12/15/08...............     635,000      1,560,100
                                                  ------------
TOTAL CONVERTIBLE CORPORATE BONDS
  (Cost: $71,683,648)..........................     83,085,023
                                                  ------------

                                       NUMBER
                                     OF SHARES
--------------------------------------------------------------
COMMON STOCK -- 1.5%
--------------------------------------------------------------
COMPUTERS -- 1.5%
  EMC Corp.........................      13,899      1,737,375
                                                  ------------
TELECOMMUNICATIONS -- 0.0%
  McLeodUSA, Inc...................         151         12,807
  Winstar Communications, Inc.*....         158          9,480
                                                  ------------
                                                        22,287
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $467,818).............................      1,759,662
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSITS -- 2.4%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $2,802,278).............  $2,802,278      2,802,278
                                                  ------------

TOTAL INVESTMENTS -- 100.1%
  (Cost: $97,029,281).........................   114,792,051
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.1%)........................................      (136,964)
                                                ------------
NET ASSETS -- 100.0%..........................  $114,655,087
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SHORT INTERMEDIATE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  SUB-ADVISORY MANAGEMENT TEAM: FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income; JAMES E. KELLERMAN, Portfolio Manager; SUSAN MALONE, Portfolio Manager.

  GOAL: The Short Intermediate Fund seeks to preserve principal and provide liquidity while seeking a relatively high level of current income. The fund invests primarily in a portfolio of short-to-intermediate-term investment-grade, fixed-income securities. The duration of the fund will generally be between one and four years.

  MARKET OVERVIEW: Robust GDP growth and worldwide economic recoveries failed to trigger higher inflation in the United States. However, the threat of inflation from surging economies and tight US labor markets prompted the Federal Reserve to raise interest rates by 25 basis points on five separate occasions during the year ended March 31, 2000. In this environment, the bond market languished, generating low single-digit returns.

  Rising interest rates took the greatest toll in the Treasury sector. As a result, throughout most of 1999, mortgages, asset-backed securities and corporate bonds were among the best-performing sectors of the domestic fixed income market. In contrast, Treasury securities outperformed in early 2000 when prospects for further Fed rate increases and a shortage in supply of longer-maturity Treasuries caused an inversion in the yield curve and a widening of non-Treasury yield spreads.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund gained 3.8% versus 3.7% for the Merrill Lynch 1-3 Year Government Index.

  PORTFOLIO SPECIFICS: Two factors helped fund performance this period. First, in 1999, the fund benefited from being overweighted in corporate bonds, mortgages and asset-backed securities, sectors that outperformed Treasuries. Second, in the beginning of 2000, we increased the fund's exposure to Treasury securities and extended the fund's duration. Because the inverted yield curve negatively impacted the performance of shorter-maturity, non-Treasury securities, this move had a positive impact on the fund's results.

  MARKET OUTLOOK: Improving global economic growth, coupled with a robust US economy, increase the risk of a cyclical rise in inflation. However, inflation should rise only slightly as high productivity growth and strong global competition act as restraining influences. In the near term, prospects are high for further rate increases by the Federal Reserve, creating an unfavorable environment for bonds. However, the long-term outlook for the Short Intermediate Fund remains positive given our expectation that US economic growth will slow in the second half of 2000 to a more sustainable 3% rate. We believe the seeds of economic growth moderation have been sown by the Fed's tighter monetary policy that started in 1999.

--------------------------------------------------------------------------------

SHORT INTERMEDIATE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SHORT INTERMEDIATE FUND INSTITUTIONAL SHARES WITH THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                            3.80%                              As of 3/31/00                       6.11%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SHORT INTERMEDIATE
                 FUND          MERRILL LYNCH 1-3 YEAR
         INSTITUTIONAL SHARES      TREASURY INDEX
8/31/95           $250,000.00             $250,000.00
9/95               255,700.00              251,200.00
10/95              258,313.29              253,310.08
11/95              260,323.51              255,539.21
12/95              262,368.17              257,506.86
1/96               264,601.96              259,695.67
2/96               263,383.53              258,604.95
3/96               263,322.61              258,372.20
4/96               263,322.61              258,578.90
5/96               263,734.37              259,121.92
6/96               265,628.48              260,987.59
7/96               266,673.44              262,005.45
8/96               267,718.40              262,896.26
9/96               270,100.91              265,288.62
10/96              273,073.72              268,286.38
11/96              274,984.81              270,352.19
12/96              275,090.98              270,352.19
1/97               276,598.92              271,622.84
2/97               277,460.60              272,247.57
3/97               277,288.26              272,138.68
4/97               279,478.53              274,370.21
5/97               281,449.77              276,235.93
6/97               283,596.24              278,141.96
7/97               286,271.67              281,201.52
8/97               286,494.63              281,454.60
9/97               288,701.86              283,593.66
10/97              290,285.65              285,692.25
11/97              291,190.67              286,377.91
12/97              293,441.74              288,325.28
1/98               296,592.33              291,122.04
2/98               296,985.32              291,384.05
3/98               298,077.52              292,578.72
4/98               299,666.02              293,953.84
5/98               301,474.35              295,511.79
6/98               303,315.78              297,048.46
7/98               304,805.84              298,444.58
8/98               307,737.12              302,204.99
9/98               311,275.02              306,194.09
10/98              311,489.77              307,694.44
11/98              311,654.87              307,417.52
12/98              313,549.43              308,493.48
1/99               315,144.12              309,727.45
2/99               314,156.69              308,209.79
3/99               316,010.88              310,367.26
4/99               317,795.12              311,360.43
5/99               317,296.22              311,173.62
6/99               317,468.35              312,138.25
7/99               317,972.67              313,137.10
8/99               318,476.99              314,045.19
9/99               321,016.30              316,086.49
10/99              322,042.73              316,939.92
11/99              322,812.56              317,542.11
12/99              323,578.88              317,986.67
1/00               324,099.10              317,859.47
2/00               326,179.99              319,989.13
3/31/00            328,033.03              321,973.06

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Merrill Lynch 1-3 year Treasury Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Merrill Lynch 1-3 Year Treasury Index consists of all public US Treasury Index obligations having maturities from one to 2.99 years. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
SHORT INTERMEDIATE FUND

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------
CORPORATE BONDS -- 6.1%
--------------------------------------------------------------
FINANCIAL SERVICES -- 0.9%
  Union Acceptance Corp. 1997 D A5
    6.410%, 05/10/05...............  $  180,000   $    176,808
                                                  ------------
MONEY CENTER BANKS -- 1.1%
  J.P. Morgan & Co., Inc.
    5.750%, 02/25/04...............     250,000        235,800
                                                  ------------
OIL & GAS PRODUCERS -- 3.0%
  Kerr-McGee Corp. 144A
    6.415%, 08/01/01...............     500,000        500,000
  KN Energy, Inc.
    6.300%, 03/01/01...............     135,000        133,492
                                                  ------------
                                                       633,492
                                                  ------------
TELEPHONE -- 1.1%
  Sprint Capital
    5.875%, 05/01/04...............     250,000        236,025
                                                  ------------
TOTAL CORPORATE BONDS
  (Cost: $1,287,136)...........................      1,282,125
                                                  ------------
--------------------------------------------------------------
AGENCY OBLIGATIONS -- 9.5%
--------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 5.7%
  Pool # 380032
    10.000%, 10/01/03..............      31,702         32,187
  Pool # 380062
    9.500%, 11/01/04...............      81,503         83,468
  Pool # 380078
    9.000%, 04/01/05...............     174,773        177,370
  Pool # 504019
    9.000%, 03/01/06...............      69,949         70,570
  Pool # 504132
    9.000%, 07/01/06...............     111,842        112,835
  Pool # 555287
    9.750%, 05/01/11...............     142,789        148,973
  Pool # B00455
    9.000%, 12/01/03...............     152,215        153,539
  Pool # B00511
    9.500%, 05/01/06...............     106,023        108,676
  Pool # B00623
    9.000%, 06/01/06...............     164,878        167,105
  Pool # G10453
    9.000%, 06/01/07...............     152,388        155,131
                                                  ------------
                                                     1,209,854
                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.7%
  Pool # 200112
    9.500%, 11/01/05...............      39,111         39,731
  Pool # 2454
    14.750%, 10/01/12..............       3,017          3,482
  Pool # 303758
    9.500%, 07/01/06...............      96,952         99,244
  Pool # 303920
    9.500%, 10/01/03...............      87,957         89,482
                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------
  Pool # 50155
    10.000%, 12/01/03..............  $    2,610   $      2,686
  Pool # 70722
    9.000%, 01/01/06...............     117,528        120,097
                                                  ------------
                                                       354,722
                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.1%
  Pool # 200947
    9.500%, 12/15/17...............       4,090          4,332
  Pool # 59779
    11.500%, 03/15/13..............       1,373          1,524
  Pool # 64054
    11.500%, 02/15/13..............         823            858
  Pool # 780179
    12.000%, 10/15/15..............      24,663         27,685
  Pool # 780182
    9.000%, 01/15/08...............     155,872        158,343
  Pool # 780306
    9.000%, 11/15/06...............     105,123        106,790
  Pool # 780328
    10.000%, 10/15/06..............     138,235        142,674
                                                  ------------
                                                       442,206
                                                  ------------
TOTAL AGENCY OBLIGATIONS
  (Cost: $2,023,699)...........................      2,006,782
                                                  ------------
--------------------------------------------------------------
FOREIGN CORPORATE BOND -- 0.3%
--------------------------------------------------------------
CAYMAN ISLANDS -- 0.3%
  Pemex Finance, Ltd. 144A
    6.125%, 11/15/03
    (Cost: $69,993)................      70,000         66,570
                                                  ------------
--------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 52.0%
--------------------------------------------------------------
AUTOMOBILES -- 2.1%
  Ford Credit Auto Owner Trust 1999
    A B
    5.790%, 06/16/03...............     230,000        220,189
  Hyundai Auto Receivables Trust
    1998 A A2
    6.050%, 07/15/04...............     235,000        232,448
                                                  ------------
                                                       452,637
                                                  ------------
BOATS -- 2.1%
  BankBoston Marine Asset Backed
    Trust 1997 2 A6
    6.640%, 08/15/10...............     290,000        285,786
  Distribution Financial Services
    Trust 1999 2 A4
    6.480%, 10/15/13...............     170,000        163,280
                                                  ------------
                                                       449,066
                                                  ------------
MORTGAGE-COMMERCIAL -- 20.9%
  Allied Capital Commercial
    Mortgage 1998 1 A
    6.310%, 09/25/03...............      65,478         64,026

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------

CMO'S AND ASSET-BACKED SECURITIES (Continued)
---------------------------------------------------------
MORTGAGE-COMMERCIAL (CONTINUED)

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------
  CRIIMI MAE Commercial Mortgage
    Trust
    1998-1 A1 144A
    5.697%, 10/20/01...............  $  529,902   $    502,413
  DLJ Commercial Mortgage Corp.
    1998 CF1 CP
    0.906%, 04/15/05...............   3,000,000        108,399
  DLJ Mortgage Acceptance Corp.
    144A 1996 CF1 S
    0.710%, 03/12/06...............   4,168,591         72,788
  Enterprise Mortgage Acceptance
    Co. 1998 1 A1
    6.110%, 07/15/03...............     202,093        196,283
  Federal Home Loan Mortgage Corp.
    5.500%, 05/15/02...............   2,500,000      2,429,687
  Federal National Mortgage
    Association Aces 1996 M5 Cl. XS
    0.534%, 01/25/13...............   5,155,394        124,857
  Federal National Mortgage
    Association Aces 1997 M4 Cl. V
    7.623%, 12/17/04...............     346,434        348,288
  Federal National Mortgage
    Association Aces 1997 M8 Cl. X1
    0.653%, 10/25/02...............  16,870,000        247,778
  Federal National Mortgage
    Association Aces 1998 M7 Cl. A
    6.167%, 05/25/14...............     171,829        165,351
  Morgan Stanley Capital I 1997 C1
    A1A
    6.850%, 02/15/20...............     149,440        148,389
                                                  ------------
                                                     4,408,259
                                                  ------------
MORTGAGE-RESIDENTIAL -- 23.3%
  Aames Mortgage Trust 1998-B A3F
    6.335%, 08/15/24...............     225,000        219,437
  Advanta Mortgage Loan Trust 1997
    4 A4
    6.660%, 03/25/22...............     210,000        207,900
  Amortizing Residential Collateral
    Trust 2000 BC1 Cl. A1
    6.445%, 04/25/29...............     253,150        253,071
  BancOne Home Equity Trust 1999 2
    A5
    7.310%, 06/25/29...............     160,000        155,400
  BankBoston Home Equity Loan Trust
    1998 2 A4
    6.110%, 09/25/13...............     365,000        350,400
  Centex Home Equity Trust 1999 2
    A8
    6.040%, 06/25/30...............     410,000        402,313
  Contimortgage Home Equity Loan
    Trust
    1997-3 A7
    7.280%, 05/15/24...............     500,000        497,187
  Federal Home Administration
    Mortgage Series
    5.150%, 01/01/07...............     111,723        104,601
                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------

MORTGAGE-RESIDENTIAL (CONTINUED)

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------
  GE Capital Mortgage Services 1999
    HE 1 A5
    6.285%, 08/25/26...............  $  420,000   $    397,819
  Residential Asset Securities
    Corp. 1999 KS1 AI3
    6.110%, 05/25/25...............     190,000        182,229
  Residential Asset Securities
    Corp. 2000 KS1 AI1
    7.615%, 12/25/14...............     490,225        490,378
  Residential Funding Mortgage
    Security I 1993 S47 A8
    5.650%, 12/25/23...............      61,059         60,333
  Saxon Asset Securities Trust 1999
    1 AF3
    6.170%, 08/25/21...............     420,000        405,759
  Saxon Asset Securities Trust 1999
    2 AF4
    6.445%, 08/25/26...............     310,000        290,092
  Sunlife Commercial Mortgage Trust
    1997 C1. A
    6.875%, 07/25/04...............     168,027        164,955
  The Money Store Home Equity Trust
    1996 C A14
    7.785%, 12/15/22...............     340,000        340,797
  UCFC Home Equity Loan Services
    1997 D A3
    6.510%, 01/15/16...............     400,000        397,500
                                                  ------------
                                                     4,920,171
                                                  ------------
RECEIVABLES -- 3.6%
  Fingerhut Master Trust 1998 2 A
    6.230%, 02/15/07...............     205,000        199,683
  Green Tree Recreational,
    Equipment & Consumer Trust 1999
    A A6
    6.840%, 03/15/10...............     380,000        373,750
  Heller Equipment Asset
    Receivables Trust 1999 1 A3
    5.500%, 07/13/03...............     190,000        186,794
                                                  ------------
                                                       760,227
                                                  ------------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $11,227,495)..........................     10,990,360
                                                  ------------
--------------------------------------------------------------
COMMERCIAL PAPER -- 20.0%
--------------------------------------------------------------
  Du Pont
    0.000%, 04/25/00...............     975,000        970,917
  National Rural Utility
    0.000%, 04/10/00...............     263,000        262,554
  Smithkline Beech
    0.000%, 04/04/00...............   1,000,000        999,365
  USAA Capital Corp.
    0.000%, 04/19/00...............     500,000        498,409
  USAA Capital Corp.
    0.000%, 04/03/00...............     500,000        499,823

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT INTERMEDIATE FUND

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------

COMMERCIAL PAPER (Continued)
---------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------
  Washington Gas
    0.000%, 04/03/00...............  $1,000,000   $    999,467
                                                  ------------
TOTAL COMMERCIAL PAPER
  (Cost: $4,230,536)...........................      4,230,535
                                                  ------------
--------------------------------------------------------------
US TREASURY OBLIGATIONS -- 18.8%
--------------------------------------------------------------
  US TREASURY NOTE
    6.125%, 12/31/01
    (Cost: $3,972,334).............   4,000,000      3,973,760
                                                  ------------
--------------------------------------------------------------
TIME DEPOSIT -- 3.1%
--------------------------------------------------------------
  Wachovia Bank N.A.
    5.625%, 04/03/00
    (Cost: $663,009)...............     663,009        663,009
                                                  ------------

TOTAL INVESTMENTS -- 109.8%
  (Cost: $23,474,202).........................    23,213,141
LIABILITIES IN EXCESS OF OTHER ASSETS --
(9.8%)........................................    (2,076,832)
                                                ------------
NET ASSETS -- 100.0%..........................  $ 21,136,309
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  SUB-ADVISORY MANAGEMENT TEAM: FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income; JAMES E. KELLERMAN, Portfolio Manager; MALCOM S. DAY, Portfolio Manager; SUSAN MALONE, Portfolio Manager.

  GOAL: The High Quality Bond Fund seeks to maximize long-term total return from a portfolio utilizing multiple sectors of the bond market including a broad range of investment-grade issues, as well as, on an opportunistic basis, developed country international bonds and below-investment grade corporate issues. The dollar-weighted average portfolio duration of the fund will generally range from two to eight years.

  MARKET OVERVIEW: The enduring US economic expansion and global economic strength did not serve as catalysts to higher US inflation. However, the potential for price increases from robust economies and tight US labor markets caused the Federal Reserve to raise interest rates by a total of 1.25% during the 12-month period ended March 31, 2000. Given these conditions, the bond market produced only slightly positive returns.

  Rising rates had the biggest negative impact on Treasury securities. As a result, during the majority of the period, mortgages, asset-backed securities and corporate bonds were some of the best-performing sectors within the US fixed income market. However, in the first quarter of 2000, expectations for further rate increases and a reduced supply of longer-maturity Treasuries created a strongly inverted yield curve and caused a widening of non-Treasury yield spreads. In this environment, Treasuries outperformed other fixed income sectors.

  PERFORMANCE: During the fiscal year ended March 31, 2000, the fund was up 1.6% compared to its Lehman Aggregate Bond Index benchmark, which posted a 1.9% gain.

  PORTFOLIO SPECIFICS: In the second quarter of 1999, the fund's duration was longer than that of its benchmark. Since longer-duration securities underperformed early in the period, this negatively impacted the fund's results and was the primary reason the fund modestly trailed its benchmark for the entire 12-month period.

  However, there were two factors that helped fund performance during the fiscal year. First, in 1999, the fund benefited from being overweighted in corporate bonds, mortgages and asset-backed securities, sectors that outperformed Treasuries. Second, in the beginning of 2000, we increased the fund's exposure to Treasury securities and extended the fund's duration. Because the inverted yield curve negatively impacted the performance of shorter-maturity and non-Treasury securities, this move had a positive impact on the fund's results.

  MARKET OUTLOOK: Improving global economic growth increases the risk of a cyclical rise in inflation. However, inflation should rise only slightly as high productivity gains and strong global competition act as restraining influences. In the near term, we expect the Fed will continue to push rates higher until broader signs of moderation in economic growth emerge. However, we are optimistic about the prospects for the bond market over the longer term.

--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH QUALITY BOND FUND INSTITUTIONAL SHARES WITH THE LEHMAN AGGREGATE BOND INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                            1.62%                              As of 3/31/00                       6.68%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         HIGH QUALITY BOND FUND INSTITUTIONAL SHARES  LEHMAN AGGREGATE BOND INDEX
8/31/95                                  $250,000.00                  $250,000.00
9/95                                      257,840.00                   252,425.00
10/95                                     262,060.30                   255,706.53
11/95                                     267,084.46                   259,542.12
12/95                                     272,016.18                   263,175.71
1/96                                      271,811.19                   264,912.67
2/96                                      265,456.63                   260,303.19
3/96                                      263,734.75                   258,481.07
4/96                                      262,283.38                   257,033.58
5/96                                      261,661.36                   256,519.51
6/96                                      264,958.05                   259,956.87
7/96                                      265,800.52                   260,658.75
8/96                                      264,747.43                   260,215.63
9/96                                      269,991.83                   264,743.39
10/96                                     275,786.57                   270,620.69
11/96                                     280,722.82                   275,248.30
12/96                                     278,233.23                   272,688.49
1/97                                      278,233.23                   273,533.83
2/97                                      280,200.32                   274,217.66
3/97                                      276,856.27                   271,173.85
4/97                                      280,609.51                   275,241.45
5/97                                      283,479.63                   277,856.25
6/97                                      287,277.02                   281,162.74
7/97                                      294,700.78                   288,754.13
8/97                                      291,551.31                   286,299.72
9/97                                      296,747.94                   290,536.96
10/97                                     300,397.41                   294,749.74
11/97                                     302,031.29                   296,105.59
12/97                                     304,716.75                   299,096.26
1/98                                      309,330.83                   302,924.69
2/98                                      310,084.72                   302,682.35
3/98                                      311,741.66                   303,711.47
4/98                                      312,907.72                   305,290.77
5/98                                      315,754.51                   308,191.03
6/98                                      317,198.51                   310,810.66
7/98                                      318,039.46                   311,463.36
8/98                                      319,869.55                   316,540.21
9/98                                      326,463.44                   323,947.25
10/98                                     322,323.23                   322,230.33
11/98                                     328,623.41                   324,067.04
12/98                                     330,743.30                   325,039.25
1/99                                      334,219.82                   327,347.02
2/99                                      328,273.47                   321,618.45
3/99                                      330,864.70                   323,387.35
4/99                                      333,284.98                   324,422.19
5/99                                      329,616.75                   321,567.28
6/99                                      327,584.62                   320,538.26
7/99                                      325,469.46                   319,192.00
8/99                                      323,883.09                   319,032.40
9/99                                      328,069.25                   322,733.18
10/99                                     329,144.88                   323,927.29
11/99                                     330,489.43                   323,894.90
12/99                                     329,768.34                   322,340.21
1/00                                      328,674.58                   321,276.48
2/00                                      332,229.29                   325,163.93
3/31/00                                   336,230.66                   329,456.09

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Lehman Aggregate Bond Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Lehman Aggregate Bond Index consists of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
CORPORATE BONDS -- 28.4%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.6%
  Rockwell International Corp.
    5.200%, 01/15/98.............  $  210,000   $        138,608
                                                ----------------
AIRLINES -- 3.6%
  Atlas Air, Inc. 1991 A A1
    7.200%, 01/02/19.............     247,246            227,970
  Continental Airlines, Inc. 1991
    A
    6.545%, 02/02/19.............     262,950            247,123
  Continental Airlines, Inc.
    8.048%, 11/01/20.............      90,000             93,591
  Northwest Airlines Corp. 1992 A
    7.575%, 03/01/19.............     248,710            247,803
                                                ----------------
                                                         816,487
                                                ----------------
AUTO MANUFACTURERS -- 0.5%
  Daimler Chrysler NA Holding
    7.200%, 09/01/09.............      75,000             73,110
  Ford Motor Co. 6.625%,
    10/01/28.....................      50,000             43,367
                                                ----------------
                                                         116,477
                                                ----------------
AUTO PARTS & EQUIPMENT -- 0.4%
  Collins & Aikan Products
    11.500%, 04/15/06............     100,000             97,875
                                                ----------------
BEVERAGES-ALCOHOLIC -- 0.4%
  J Seagram & Sons
    6.800%, 12/15/08.............      90,000             83,163
                                                ----------------
BROADCASTING -- 1.3%
  CD Radio, Inc. 0.000% (until
    12/01/02, thereafter 15.000%
    to maturity), 12/01/07.......      50,000             27,438
  Echostar DBS Corp.
    9.375%, 02/01/09.............     100,000             96,500
  Liberty Media Group 144A
    8.250%, 02/01/30.............      75,000             72,649
  News America Holdings
    8.875%, 04/26/23.............     100,000            105,525
                                                ----------------
                                                         302,112
                                                ----------------
CHEMICALS -- 0.3%
  Dow Chemical Corp.
    7.375%, 11/01/29.............      75,000             72,675
                                                ----------------
COMPUTER SERVICES -- 0.7%
  Computer Sciences Corp.
    6.250%, 03/15/09.............     170,000            156,033
                                                ----------------
COMPUTER SOFTWARE -- 0.5%
  Computer Associates
    International
    6.375%, 04/15/05.............     110,000            102,988
                                                ----------------
COMPUTERS -- 1.2%
  Apple Computer, Inc.
    6.500%, 02/15/04.............      50,000             46,562
                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

COMPUTERS (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
  Sun Microsystems, Inc.
    7.650%, 08/15/09.............  $  150,000   $        149,091
  Unisys Corp.
    12.000%, 04/15/03............      70,000             74,200
                                                ----------------
                                                         269,853
                                                ----------------
DISTRIBUTION/WHOLESALE -- 0.2%
  United Stationer Supply
    12.750%, 05/01/05............      50,000             53,125
                                                ----------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
  Abbey National PLC
    7.950%, 10/26/29.............     125,000            123,406
  ACME Intermediate Holdings Cl.
    B
    0.000% (until 09/30/02,
    thereafter 12.000% to
    maturity), 09/30/05..........     100,000             67,350
  Countrywide Capital III
    8.050%, 06/15/27.............      50,000             48,440
  Discover Card
    6.850%, 07/17/07.............     350,000            342,125
  Ford Motor Credit Co.
    7.375%, 10/28/09.............     150,000            146,931
  GS Escrow Corp.
    6.750%, 08/01/01.............     120,000            116,550
                                                ----------------
                                                         844,802
                                                ----------------
DRUGS/PHARMACEUTICALS -- 0.4%
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08............     100,000             99,000
                                                ----------------
E-COMMERCE -- 0.3%
  Amazon.com, Inc.
    0.000% (until 05/01/03,
    thereafter 10.000% to
    maturity), 05/01/08..........     125,000             73,750
                                                ----------------
ELECTRIC -- 0.5%
  Calpine Corp.
    10.500%, 05/15/06............     100,000            104,875
                                                ----------------
ENTERTAINMENT -- 0.3%
  Ascent Entertainment Group
    0.000% (until 12/01/02,
    thereafter 11.875% to
    maturity), 12/15/04..........     100,000             79,000
                                                ----------------
HEALTHCARE -- 0.5%
  Abbey Health Care Group
    9.500%, 11/01/02.............     120,000            116,100
                                                ----------------
INSURANCE -- 0.7%
  Florida Windstorm Under
    7.125%, 02/25/19.............     100,000             98,815
  Lumermens Mutual Casualty
    8.300%, 12/01/37.............      60,000             49,947
                                                ----------------
                                                         148,762
                                                ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
INVESTMENT COMPANIES -- 2.3%
  Barclays Bank PLC
    7.400%, 12/15/09.............  $   75,000   $         73,830
  Dryden Investor Trust
    7.157%, 07/23/08.............     177,256            161,764
  Fidelity Investments
    7.570%, 06/15/29.............     200,000            192,700
  Merrill Lynch & Co.
    6.000%, 02/17/09.............     100,000             89,492
                                                ----------------
                                                         517,786
                                                ----------------
MEDICAL SUPPLIES/EQUIPMENT -- 0.7%
  Guidant Corp.
    6.150%, 02/15/06.............     180,000            164,394
                                                ----------------
METALS-DIVERSIFIED -- 0.7%
  Scotia Pacific Co. LLC
    6.550%, 01/20/07.............     165,012            153,048
                                                ----------------
OIL & GAS PRODUCERS -- 0.5%
  Deeptech International, Inc.
    12.000%, 12/15/00............     100,000            105,250
                                                ----------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.7%
  Halliburton Company
    8.750%, 02/15/21.............     350,000            392,875
                                                ----------------
PACKAGING & CONTAINERS -- 0.7%
  Stone Container Corp.
    9.875%, 02/01/00.............     150,000            149,625
                                                ----------------
PUBLISHING -- 0.1%
  American Lawyer Media
    9.750%, 12/15/07.............      20,000             18,775
                                                ----------------
RECREATIONAL CENTERS -- 0.2%
  Bally Total Fitness Holdings
    9.875%, 10/15/07.............      40,000             36,400
                                                ----------------
RENTAL AUTO/EQUIPMENT -- 0.1%
  United Rentals, Inc.
    9.500%, 06/01/08.............      20,000             18,350
                                                ----------------
RETAIL-DISCOUNT -- 0.8%
  Tuesday Morning Corp.
    11.000%, 12/15/07............     100,000             98,000
  Wal-Mart Stores, Inc.
    6.875%, 08/10/09.............      95,000             92,411
                                                ----------------
                                                         190,411
                                                ----------------
RETAIL-MUSIC STORE -- 0.2%
  Musicland Stores Corp.
    9.875%, 03/15/08.............      50,000             43,438
                                                ----------------
RETAIL-RESTAURANTS -- 0.3%
  Jack In The Box, Inc.
    8.375%, 04/15/08.............      75,000             67,500
                                                ----------------
                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 0.4%
  Hollywood Entertainment Corp.
    10.625%, 08/15/04............  $  100,000   $         88,750
                                                ----------------
TELECOMMUNICATIONS -- 3.1%
  Crown Castle International
    Corp.
    10.625%, 11/15/07............     100,000             69,375
  Global Telesystems Group, Inc.
    9.875%, 02/15/05.............      50,000             41,625
  Microcell Telecommunications,
    Inc.
    0.000% (until 12/01/01,
    thereafter
    14.000% to maturity),
    06/01/06.....................     150,000            133,500
  Northeast Optic Network, Inc.
    12.750%, 08/15/08............      50,000             51,000
  Pacific West
    Telecommunications, Inc.
    13.500%, 02/01/09............     100,000            102,500
  Spectrasite Holdings, Inc. 144A
    0.000% (until 3/15/05,
    thereafter 12.875% to
    maturity), 03/15/10..........     100,000             49,000
  Sprint Capital Corp.
    6.875%, 11/15/28.............     120,000            108,000
  Winstar Communications, Inc.
    144A
    12.750%, 04/15/10............     150,000            149,249
                                                ----------------
                                                         704,249
                                                ----------------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
  Covad Communications Group,
    Inc.
    0.000% (until 03/15/03,
    thereafter 13.500% to
    maturity),
    03/15/08.....................      60,000             33,825
                                                ----------------
TELEVISION -- 0.4%
  Frontiervision LP
    11.000%, 10/15/06............     100,000            102,000
                                                ----------------
TOTAL CORPORATE BONDS
  (Cost: $6,680,195).........................          6,462,361
                                                ----------------
----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 4.8%
----------------------------------------------------------------
BERMUDA -- 0.5%
  Sea Containers
    12.500%, 12/01/04............     110,000            102,025
                                                ----------------
CANADA -- 0.6%
  Teleglobe Inc.
    7.200%, 07/20/09.............     130,000            124,937
                                                ----------------
CHILE -- 0.9%
  Chilgener S.A.
    6.500%, 01/15/06.............      70,000             63,021
  Empresa Nacional de
    Electricidad
    8.125%, 02/01/49.............     120,000             99,060
  Enersis S.A.
    6.600%, 12/01/26.............      35,000             33,068
                                                ----------------
                                                         195,149
                                                ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

FOREIGN CORPORATE BONDS (Continued)
---------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
JAPAN -- 0.4%
  Bank Of Tokyo-Mitsubishi, Ltd.
    8.400%, 04/15/10.............  $   90,000   $         91,230
                                                ----------------
MEXICO -- 1.0%
  Pemex Finance, Ltd.
    6.300%, 05/15/10.............     170,000            157,515
  Pemex Finance, Ltd.
    9.690%, 08/15/09.............      75,000             80,336
                                                ----------------
                                                         237,851
                                                ----------------
UNITED KINGDOM -- 0.3%
  United Utilities PLC
    6.875%, 08/15/28.............      90,000             73,269
                                                ----------------
VENEZUELA -- 1.1%
  Cerro Negro Finance, Ltd.
    7.330%, 12/01/09.............      70,000             59,185
  PDVSA Finance Ltd. 144A
    8.750%, 02/15/04.............     110,000            108,689
  PDVSA Finance Ltd. 1998 1
    7.500%, 11/15/28.............     120,000             88,842
                                                ----------------
                                                         256,716
                                                ----------------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $1,114,110).........................          1,081,177
                                                ----------------
----------------------------------------------------------------
US TREASURY OBLIGATIONS -- 20.6%
----------------------------------------------------------------
US TREASURY BONDS -- 20.3%
  8.875%, 08/15/17...............   1,873,000          2,396,260
  12.000%, 08/15/13..............     350,000            473,284
  8.000%, 11/15/21...............   1,305,000          1,588,837
  6.375%, 05/15/00...............     150,000            150,047
                                                ----------------
                                                       4,608,428
                                                ----------------
US TREASURY NOTES -- 0.1%
  4.750%, 11/15/08...............      20,000             18,056
                                                ----------------
US TREASURY STRIPS -- 0.2%
  6.875%, 08/15/25...............     200,000             46,224
                                                ----------------
TOTAL US TREASURY OBLIGATIONS
  (Cost: $4,500,181).........................          4,672,708
                                                ----------------
----------------------------------------------------------------
AGENCY OBLIGATIONS -- 19.8%
----------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.2%
  Gold Pool # B00632
    9.000%, 06/01/06.............      14,548             14,745
  Pool # 380032
    10.000%, 10/01/03............      17,399             17,665
                                                ----------------
                                                          32,410
                                                ----------------
                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.7%
  Pool # 200112
    9.500%, 11/01/05.............  $   41,665   $         42,325
  Pool # 303262
    9.500%, 05/01/07.............      22,727             23,121
  Pool # 303481
    10.000%, 10/01/05............      18,396             18,932
  Pool # 303758
    9.500%, 07/01/06.............      17,455             17,867
  Pool # 323425
    6.000%, 12/01/28.............     162,600            148,627
  Pool # 323551
    6.000%, 02/01/29.............   1,003,569            917,325
  Pool # 363503
    9.500%, 06/01/05.............      20,757             21,247
  Pool # 481427
    6.000%, 01/01/29.............     169,677            155,095
  To Be Announced
    6.000%, 10/01/12.............     920,000            866,094
                                                ----------------
                                                       2,210,633
                                                ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 9.9%
  30YR To Be Announced
    6.500%, 03/15/29.............     550,000            518,719
  Pool # 064054
    11.500%, 02/15/13............         422                441
  Pool # 299705
    8.500%, 02/15/21.............       4,173              4,289
  Pool # 467362
    6.500%, 12/15/28.............     369,963            346,378
  Pool # 481520
    6.000%, 09/15/28.............     820,153            750,694
  Pool # 492388
    6.000%, 11/15/28.............      49,446             45,258
  Pool # 497386
    6.500%, 12/15/28.............     538,533            492,925
  Pool # 503872
    6.500%, 03/15/29.............      99,510             93,850
  Pool# 68958
    11.500%, 07/15/13............       1,082              1,197
                                                ----------------
                                                       2,253,751
                                                ----------------
TOTAL AGENCY OBLIGATIONS
  (Cost: $4,542,219).........................          4,496,794
                                                ----------------
----------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 4.5%
----------------------------------------------------------------
ARGENTINA -- 0.5%
  Federal Republic of Argentina
    0.000%, 10/15/04.............     175,000            109,375
                                                ----------------
GERMANY -- 3.6%
  Federal Republic of Germany
    Unity Bond
    8.000%, 02/21/02.............     190,000            192,410

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

FOREIGN GOVERNMENT BONDS (Continued)
---------------------------------------------------------
GERMANY (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
  Federal Republic of Germany
    7.375%, 01/03/05.............  $  600,000   $        631,382
                                                ----------------
                                                         823,792
                                                ----------------
ISRAEL -- 0.4%
  State Of Israel
    7.750%, 03/15/10.............     100,000             99,175
                                                ----------------
TOTAL FOREIGN GOVERNMENT BONDS
  (Cost: $1,149,171).........................          1,032,342
                                                ----------------
----------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 18.5%
----------------------------------------------------------------
FINANCIAL SERVICES -- 1.4%
  MBNA Master Credit Card
    Trust 2000 A
    7.350%, 04/15/00.............     310,000            313,609
                                                ----------------
MORTGAGE-COMMERCIAL -- 15.0%
  Allied Capital Commercial
    Mortgage 1998 1 144A
    6.710%, 12/25/04.............     190,000            181,450
  ARG Funding Corp. 1999 1A A3
    6.020%, 05/20/05.............     370,000            351,963
  Asset Securitization Corp. 1996
    D2 A1
    6.920%, 02/14/29.............     183,541            177,690
  Capco America Securitization
    1998 D7
    5.860%, 04/15/00.............     206,155            193,539
  Comed Transitional Funding
    Trust 1998 1 A6
    5.630%, 06/25/09.............     150,000            137,068
  Comed Transitional Funding
    Trust 1998 1 A7
    5.740%, 12/25/10.............     250,000            224,414
  Commercial Mortgage Asset Trust
    6.250%, 04/17/00.............     179,877            171,051
  CRIIMI MAE Commercial Mortgage
    Trust 1998 C1 A2 144A
    7.000%, 03/02/11.............     180,000            156,263
  DLJ Commercial Mortgage Corp.
    1998 CF1 CP
    .9064%, 04/15/05.............   3,360,000            121,406
  DLJ Mortgage Acceptance Corp.
    144A 1996 CF1 S
    .6097%, 03/12/06.............   3,911,380             68,296
  DLJ Mortgage Acceptance Corp.
    1998 A A2
    6.418%, 05/28/28.............       3,516              3,233
  Federal National Mortgage
    Association
    Aces 1996 M5 Class XS
    .5382%, 01/25/13.............   5,910,064            143,134
  Federal National Mortgage
    Association
    Aces 1997 M8 Cl X1
    .6535%, 10/25/02.............   8,630,000            126,753
                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

MORTGAGE-COMMERCIAL (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
  Global Franchise Trust 1998 A1
    6.349%, 04/10/04.............  $  299,395   $        290,975
  GS Mortgage Securities Corp.
    1998 C1 A1
    6.060%, 10/18/30.............     160,736            152,097
  Host Marriott Pool Trust 1999 A
    6.980%, 04/03/00.............     115,182            113,652
  JP Morgan Commercial Mortgage
    Finance Corp. 1998 C6 A2
    6.533%, 01/15/30.............     330,000            317,921
  Mortgage Capital Funding, Inc.
    1998 MC3
    6.001%, 11/18/31.............     494,640            469,136
                                                ----------------
                                                       3,400,041
                                                ----------------
MORTGAGE-RESIDENTIAL -- 2.1%
  BankBoston Home Equity
    Loan Trust 1998 A4
    6.110%, 09/25/13.............     400,000            384,000
  Saxon Asset Securities Trust
    1999 1 AF3
    6.170%, 08/25/21.............     100,000             96,609
                                                ----------------
                                                         480,609
                                                ----------------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $4,290,052).........................          4,194,259
                                                ----------------

                                     NUMBER
                                       OF
                                     SHARES
----------------------------------------------------------------
MUTUAL FUNDS -- 5.3%
----------------------------------------------------------------
INVESTMENT COMPANIES -- 5.3%
  Blackrock 2001 Term Trust......      68,200            605,275
  Blackrock Strategic Term
    Trust........................      69,000            599,438
                                                ----------------
TOTAL MUTUAL FUNDS
  (Cost: $1,256,263).........................          1,204,713
                                                ----------------

                                   PRINCIPAL
                                     AMOUNT
----------------------------------------------------------------
COMMERCIAL PAPER-- 4.1%
----------------------------------------------------------------
  Peoples Gas
    0.000%, 04/03/00.............  $  569,000            568,704
  Procter and Gamble
    0.000%, 04/05/00.............     366,000            365,691
                                                ----------------
TOTAL COMMERCIAL PAPER
  (Cost: $934,395)...........................            934,395
                                                ----------------
----------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
TIME DEPOSIT -- 1.8%
----------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $419,021).............  $  419,021   $        419,021
                                                ----------------

TOTAL INVESTMENTS -- 107.8%
  (Cost: $24,885,607)......................        24,497,770
LIABILITIES IN EXCESS OF OTHER ASSETS --
(7.8%).....................................        (1,778,545)
                                             ----------------
NET ASSETS -- 100.0%.......................  $     22,719,225
                                             ----------------
                                             ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS FORSYTH, CFA, Partner, Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL P. CARROLL, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and long-term capital appreciation from a diversified portfolio consisting primarily of lower-rated US corporate fixed income securities.

  MARKET OVERVIEW: A robust US economy and tight labor market led the Federal Reserve to raise interest rates a total of 1.25% on five separate occasions during the fiscal year ended March 31, 2000. Other unfavorable factors impacting the high yield bond market were investor concerns about rising inflation and, late in the period, a pick-up in stock market volatility. In this environment, the high yield bond market posted flat returns for the fiscal year.

  PERFORMANCE: For the fiscal year ended March 31, 2000, the fund gained 6.0% while its benchmark, the CS First Boston High Yield Index, was up 0.3%.

  PORTFOLIO SPECIFICS: The fund's outperformance during the period was attributable to issue selection. The fund also benefited from numerous credit upgrades. In the month of March 2000 alone, seven of the fund's holdings were upgraded including Musicland, a retailer of home audio and video products; United Rentals, the largest equipment rental company in North America; and Tuesday Morning, a closeout retailer of upscale home furnishings and gifts. By contrast, the universe of high yield bonds was dominated by credit downgrades this period.

  MARKET OUTLOOK: Given expectations for a continued robust US economy and strong corporate profits, the outlook for high yield bonds remains promising. Another positive factor is that, on a historical basis, yields look attractive relative to Treasury securities. We are confident that through the application of our disciplined investment philosophy and process, we will continue to uncover high yield bonds of growing, credit-worthy companies.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND INSTITUTIONAL SHARES WITH THE CS FIRST BOSTON HIGH YIELD INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                            5.99%                              As of 3/31/00                       12.50%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                HIGH YIELD        CS FIRST
                BOND FUND        BOSTON HIGH
           INSTITUTIONAL SHARES  YIELD INDEX
7/31/1996           $250,000.00  $250,000.00
8/96                 256,780.00   252,725.00
9/96                 265,701.85   257,071.87
10/96                268,926.78   259,231.27
11/96                273,926.48   263,275.28
12/96                278,313.50   268,409.15
1/97                 283,685.20   270,368.54
2/97                 289,776.34   275,451.46
3/97                 284,739.55   272,366.41
4/97                 285,969.10   274,790.47
5/97                 298,355.30   280,313.76
6/97                 305,704.82   284,126.03
7/97                 315,197.53   290,149.50
8/97                 318,278.57   291,716.30
9/97                 331,437.95   297,492.29
10/97                332,536.76   297,462.54
11/97                336,208.54   299,574.52
12/97                337,881.57   302,300.65
1/98                 349,161.58   307,439.76
2/98                 353,473.83   309,837.79
3/98                 357,326.30   311,386.98
4/98                 360,502.68   313,722.38
5/98                 361,563.77   314,663.55
6/98                 363,444.19   315,324.34
7/98                 366,798.21   317,531.61
8/98                 346,503.88   295,971.22
9/98                 338,199.43   295,941.62
10/98                329,808.97   290,052.38
11/98                349,777.75   304,758.04
12/98                353,159.03   304,057.09
1/99                 361,234.10   306,915.23
2/99                 360,705.26   306,270.71
3/99                 363,377.04   309,057.77
4/99                 374,002.22   315,887.95
5/99                 369,987.45   312,476.36
6/99                 372,229.78   312,632.60
7/99                 374,482.50   312,788.91
8/99                 372,185.91   310,005.09
9/99                 371,424.65   307,618.05
10/99                372,224.38   306,110.72
11/99                380,164.47   310,273.83
12/99                386,897.20   314,028.14
1/00                 387,057.46   312,772.03
2/00                 390,727.39   314,711.22
3/31/2000            385,157.00   309,990.55

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the CS First Boston High Yield Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged CS First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                      PRINCIPAL
                                        AMOUNT        VALUE
--------------------------------------------------------------
CORPORATE BONDS -- 87.9%
--------------------------------------------------------------
AIRLINES -- 1.5%
  Atlas Air, Inc.
    9.250%, 04/15/08................  $  350,000   $   325,500
                                                   -----------
APPAREL -- 1.2%
  Perry Ellis International, Inc.
    Ser. B
    12.250%, 04/01/06...............     265,000       253,075
                                                   -----------
APPLIANCES -- 1.6%
  Salton, Inc.
    10.750%, 12/15/05...............     350,000       350,875
                                                   -----------
AUTO/TRUCK PARTS & EQUIPMENT -- 1.6%
  Collins & Aikan Corp.
    11.500%, 04/15/06...............     350,000       342,563
                                                   -----------
BEVERAGES-NON-ALCOHOLIC -- 1.5%
  Triarc Consumer Beverage 144A
    10.250%, 02/15/09...............     340,000       320,450
                                                   -----------
BROADCASTING -- 8.0%
  Capstar Broadcasting Partners,
    Inc.
    12.000%, 07/01/09...............     309,000       353,419
  CD Radio, Inc.
    14.500%, 05/15/09...............     350,000       323,750
  Echostar DBS Corp.
    9.375%, 02/01/09................     400,000       386,000
  Spanish Broadcasting System, Inc.
    9.625%, 11/01/09................     350,000       336,875
  United International Holdings
    0.000% (until 02/15/03,
    thereafter 10.750% to maturity),
    02/15/08........................     460,000       316,250
                                                   -----------
                                                     1,716,294
                                                   -----------
CASINOS/HOTELS -- 1.5%
  Venetian Casino
    12.250%, 11/15/04...............     335,000       315,738
                                                   -----------
CONTAINERS-PAPER/PLASTIC -- 1.4%
  Smurfit-Stone Container Corp.
    12.250%, 04/01/02...............     300,000       300,000
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.0%
  ACME Intermediate Holdings Cl. B
    0.000% (until 09/30/01,
    thereafter 12.000% to maturity),
    09/30/05........................     400,000       269,400
  GS Escrow Corp.
    6.750%, 08/01/01................     385,000       373,931
  Resource America, Inc.
    12.000%, 08/01/04...............     280,000       220,150
                                                   -----------
                                                       863,481
                                                   -----------
DRUGS/PHARMACEUTICALS -- 1.8%
  Twin Laboratories, Inc.
    10.250%, 05/15/06...............      40,000        39,450
                                      PRINCIPAL
                                        AMOUNT        VALUE
--------------------------------------------------------------

DRUGS/PHARMACEUTICALS (CONTINUED)

                                      PRINCIPAL
                                        AMOUNT        VALUE
--------------------------------------------------------------
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08...............  $  350,000   $   346,500
                                                   -----------
                                                       385,950
                                                   -----------
ELECTRIC -- 1.6%
  AES Corp.
    9.500%, 06/01/09................     350,000       335,125
                                                   -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.8%
  Advanced Micro Devices, Inc.
    11.000%, 08/01/03...............     300,000       305,250
  Amkor Technology, Inc.
    10.500%, 05/01/09...............     300,000       291,750
                                                   -----------
                                                       597,000
                                                   -----------
ENTERTAINMENT -- 3.7%
  Ascent Entertainment Group
    0.000% (until 12/15/02,
    thereafter 11.875% to maturity),
    12/15/04........................     505,000       398,950
  SFX Entertainment, Inc.
    9.125%, 02/01/08................     405,000       400,950
                                                   -----------
                                                       799,900
                                                   -----------
HEALTH CARE -- 1.8%
  Abbey Healthcare Group
    9.500%, 11/01/02................     395,000       382,163
                                                   -----------
INTERNET SOFTWARE -- 2.7%
  Exodus Communications
    11.250%, 07/01/08...............     275,000       274,312
  PSInet, Inc.
    10.000%, 02/15/05...............     325,000       306,313
                                                   -----------
                                                       580,625
                                                   -----------
OIL & GAS PRODUCTION -- 2.8%
  Ocean Energy, Inc. Class B
    8.875%, 07/15/07................     300,000       288,750
  Stone Energy Corp.
    8.750%, 09/15/07................     350,000       324,625
                                                   -----------
                                                       613,375
                                                   -----------
PUBLISHING -- 1.6%
  American Lawyer Media
    9.750%, 12/15/07................     375,000       352,031
                                                   -----------
RECREATIONAL CENTERS -- 1.2%
  Bally Total Fitness Holdings
    9.875%, 10/15/07................     285,000       259,350
                                                   -----------
RENTAL AUTO/EQUIPMENT -- 1.4%
  United Rentals, Inc.
    9.500%, 06/01/08................     340,000       311,950
                                                   -----------
RESORTS/THEME PARKS -- 1.1%
  Premier Parks Inc.
    9.750%, 06/15/07................     250,000       232,813
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT        VALUE
--------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT        VALUE
--------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 1.8%
  Michaels Stores, Inc.
    10.875%, 06/15/06...............  $  365,000   $   378,231
                                                   -----------
RETAIL-DISCOUNT -- 2.2%
  Tuesday Morning Corp.
    11.000%, 12/15/07...............     484,000       474,320
                                                   -----------
RETAIL-INTERNET -- 1.2%
  Amazon.com, Inc.
    0.000% (until 05/01/03,
    thereafter 10.000% to maturity),
    05/01/08........................     420,000       247,800
                                                   -----------
RETAIL-MUSIC STORES -- 2.4%
  Musicland Stores Corp.
    9.000%, 06/15/03................     380,000       336,300
  Musicland, Inc.
    9.875%, 03/15/08................     210,000       182,438
                                                   -----------
                                                       518,738
                                                   -----------
RETAIL-RESTAURANTS -- 1.6%
  Foodmaker, Inc.
    8.375%, 04/15/08................     390,000       351,000
                                                   -----------
RETAIL-VIDEO RENTAL -- 1.2%
  Hollywood Entertainment Corp.
    10.625%, 08/15/04...............     300,000       266,250
                                                   -----------
TELECOMMUNICATIONS EQUIPMENT -- 4.0%
  Covad Communications Group
    0.000% (until 03/15/03,
    thereafter 13.500% to maturity),
    03/15/08........................     390,000       219,863
  Global Telesystems Group, Inc.
    9.875%, 02/15/05................     390,000       324,675
  Northeast Optic Network
    12.750%, 08/15/08...............     320,000       326,400
                                                   -----------
                                                       870,938
                                                   -----------
TELECOMMUNICATIONS -- 19.1%
  Crown Castle International Corp.
    0.000% (until 11/15/02,
    thereafter 10.625% to maturity),
    11/15/07........................     400,000       277,500
  Crown Castle International Corp.
    0.000% (until 05/15/04,
    thereafter 10.375% until
    maturity), 05/15/11.............     300,000       169,500
  Global Crossing, Ltd. 144A
    9.500%, 11/15/09................     300,000       290,250
  ICG Holdings, Inc. 144A
    0.000% (until 09/15/00,
    thereafter 13.500% until
    maturity), 09/15/05.............     310,000       291,400
  Intercel, Inc.
    0.000% (until 02/01/01,
    thereafter 12.000% to maturity),
    02/01/06........................     290,000       262,812
  International Cabletel Inc.
    0.000% (until 02/01/01,
    thereafter 11.500% to maturity),
    02/01/06........................     350,000       328,562
                                      PRINCIPAL
                                        AMOUNT        VALUE
--------------------------------------------------------------

TELECOMMUNICATIONS (CONTINUED)

                                      PRINCIPAL
                                        AMOUNT        VALUE
--------------------------------------------------------------
  International Cabletel Inc. Ser. A
    0.000% (until 04/15/00,
    thereafter 12.750% to maturity),
    04/15/05........................  $  300,000   $   306,750
  Nextel Partners, Inc. 144A
    11.000%, 03/15/10...............     350,000       336,000
  Nextlink Communications
    0.000% (until 06/01/04,
    thereafter 12.250% to maturity),
    06/01/09........................     400,000       225,500
  Pac-West Telecomm, Inc.
    13.500%, 02/01/09...............     340,000       348,499
  Spectrasite Holdings, Inc.
    0.000% (until 04/15/04,
    thereafter 11.250% to maturity),
    04/15/09........................     500,000       259,375
  Spectrasite Holdings, Inc. 144A
    10.750%, 03/15/10...............     300,000       285,374
  Winstar Communications, Inc.
    15.000%, 03/01/07...............     270,000       432,000
  Winstar Communications, Inc. 144A
    12.750%, 04/15/10...............     300,000       298,500
                                                   -----------
                                                     4,112,022
                                                   -----------
TELEPHONE -- 2.8%
  Nextel Communications, Inc.
    0.000% (until 10/31/02,
    thereafter 9.750% to maturity),
    10/31/07........................     360,000       248,400
  Viatel, Inc.
    11.250%, 04/15/08...............     390,000       353,925
                                                   -----------
                                                       602,325
                                                   -----------
TELEVISION -- 5.4%
  ACME Television
    0.000% (until 09/30/00,
    thereafter 10.875% to maturity),
    09/30/04........................     250,000       224,688
  Adelphia Communications Corp. 144A
    8.375%, 02/01/08................     400,000       361,000
  Frontiervision L.P.
    11.000%, 10/15/06...............     250,000       255,000
  Pegasus Communications Corp.
    9.625%, 10/15/05................     140,000       134,400
  Pegasus Communications Corp.
    Series B
    9.750%, 12/01/06................     200,000       192,000
                                                   -----------
                                                     1,167,088
                                                   -----------
VITAMINS & NUTRITION PRODUCTS -- 1.4%
  NBTY, Inc. Series B
    8.625%, 09/15/07................     350,000       307,125
                                                   -----------
TOTAL CORPORATE BONDS
  (Cost: $19,555,711)...........................    18,934,095
                                                   -----------
--------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 7.0%
--------------------------------------------------------------
AUSTRALIA -- 0.6%
  Bulong Operations 144A
    12.500%, 12/15/08...............     180,000       135,000
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                      PRINCIPAL
                                        AMOUNT        VALUE
--------------------------------------------------------------

FOREIGN CORPORATE BONDS (Continued)
---------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT        VALUE
--------------------------------------------------------------
CANADA -- 1.2%
  Microcell Telecomm., Inc.
    0.000% (until 12/01/01,
    thereafter 14.000% to maturity),
    06/01/06........................  $  300,000   $   267,000
                                                   -----------
LUXEMBOURG -- 1.6%
  Millicom International Cellular
    S.A.
    0.000% (until 06/01/01,
    thereafter 13.500% to maturity),
    06/01/06........................     400,000       351,000
                                                   -----------
NETHERLANDS -- 2.3%
  United Pan-Europe Communications
    NV 144A
    0.000% (until 08/01/05,
    thereafter 13.750% to maturity),
    02/01/10........................     400,000       197,500
  Versatel Telecommunications
    11.875%, 07/15/09...............     300,000       294,000
                                                   -----------
                                                       491,500
                                                   -----------
UNITED KINGDOM -- 1.3%
  Colt Telecom Group PLC
    0.000% (until 12/15/01,
    thereafter 12.000% to maturity),
    12/15/06........................     330,000       287,925
                                                   -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $1,601,149)............................     1,532,425
                                                   -----------

                                        NUMBER
                                      OF SHARES       VALUE
--------------------------------------------------------------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------
INTERNET SOFTWARE -- 0.1%
  Concentric Network Corp.
    (Cost: $6,587)..................         177   $    18,187
                                                   -----------

                                      PRINCIPAL
                                        AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 4.4%
--------------------------------------------------------------
  Morgan Guaranty London
    5.625%, 04/03/00
    (Cost: $931,959)................  $  931,959       931,959
                                                   -----------

TOTAL INVESTMENTS -- 99.4%
  (COST: $22,095,406)..........................   21,416,666
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%..      134,978
                                                 -----------
NET ASSETS -- 100.0%...........................  $21,551,644
                                                 -----------
                                                 -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

Nicholas-Applegate Institutional Funds
Financial Highlights

For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (1)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                             GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period 5/7/99
    through 3/31/00         $23.77         ($0.14)          $ 15.07        $    -      $     -       $ 38.70
  For the period 4/1/99
    through 5/7/99 (4)       22.26          (0.02)             1.53             -            -         23.77
  For the year ended
    3/31/99                  17.90           0.67              5.16         (0.64)       (0.83)        22.26
  For the year ended
    3/31/98                  14.21           0.25              4.56             -        (1.12)        17.90
  For the year ended
    3/31/97                  15.42          (0.12)             2.08             -        (3.17)        14.21
  For the year ended
    3/31/96                  13.06           0.06              2.58         (0.28)           -         15.42
GLOBAL BLUE CHIP
  For the year ended
    3/31/00                 $20.48         ($0.21)          $ 19.90        $    -      ($ 8.26)      $ 31.91
  For the year ended
    3/31/99                  14.81          (0.05)             5.86             -        (0.14)        20.48
  9/30/97 (commenced) to
    3/31/98                  12.50              -              2.31             -            -         14.81
GLOBAL GROWTH & INCOME
  For the year ended
    3/31/00                 $15.21         $ 0.07           $  7.66        ($0.12)     ($ 3.67)      $ 19.15
  For the year ended
    3/31/99                  14.25           0.22              1.55         (0.13)       (0.68)        15.21
  6/30/97 (commenced) to
    3/31/98                  12.50           0.34              3.86         (0.34)       (2.11)        14.25
GLOBAL TECHNOLOGY
  For the year ended
    3/31/00                 $44.64         ($1.09)          $108.81        $    -      ($13.41)      $138.95
  7/31/98 (commenced) to
    3/31/99                  12.50          (0.05)            32.19             -            -         44.64
GLOBAL HEALTH CARE
  9/1/99 (commenced) to
    3/31/00                 $12.50         ($0.10)          $ 18.52        ($0.01)     $     -       $ 30.91

                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period 5/7/99
    through 3/31/00         $20.61         $(0.09)          $ 11.38        ($0.02)     $     -       $ 31.88
  For the period 4/1/99
    through 5/7/99 (4)       19.73          (0.02)             0.90             -            -         20.61
  For the year ended
    3/31/99                  18.55              -              1.18             -            -         19.73
  For the year ended
    3/31/98                  14.13          (0.02)             5.12             -        (0.68)        18.55
  12/27/96 (commenced) to
    3/31/97                  12.50              -              1.63             -            -         14.13
INTERNATIONAL SMALL CAP
  GROWTH
  For the period 5/7/99
    through 3/31/00         $22.38         ($0.24)          $ 29.26        $    -      ($ 0.21)      $ 51.19
  For the period 4/1/99
    through 5/7/99 (4)       21.12          (0.01)             1.27             -            -         22.38
  For the year ended
    3/31/99                  18.45           0.03              3.22             -        (0.58)        21.12
  For the year ended
    3/31/98                  17.02          (0.13)             5.50             -        (3.94)        18.45
  For the year ended
    3/31/97                  15.05              -              2.28         (0.08)       (0.23)        17.02
  For the year ended
    3/31/96                  13.09           0.06              2.02         (0.12)           -         15.05
EMERGING COUNTRIES
  For the period 5/7/99
    through 3/31/00         $15.88         ($0.10)          $  7.91        $    -      $     -       $ 23.69
  For the period 4/1/99
    through 5/7/99 (4)       13.44          (0.02)             2.46             -            -         15.88
  For the year ended
    3/31/99                  17.15          (0.01)            (3.63)            -        (0.07)        13.44
  For the year ended
    3/31/98                  17.45           0.09              1.23             -        (1.62)        17.15
  For the year ended
    3/31/97                  14.02          (0.06)             3.67         (0.05)       (0.13)        17.45
  For the year ended
    3/31/96                  10.91              -              3.16         (0.05)           -         14.02
PACIFIC RIM
  For the year ended
    3/31/00                 $12.33         ($0.11)          $ 16.15        $    -      ($ 2.92)      $ 25.45
  For the year ended
    3/31/99                  12.66          (0.07)            (0.26)            -            -         12.33
  12/31/97 (commenced) to
    3/31/98                  12.50           0.02              0.14             -            -         12.66
LATIN AMERICA
  For the year ended
    3/31/00                 $11.56         $ 0.03           $  9.06        $    -      $     -       $ 20.65
  For the year ended
    3/31/99                  13.92           0.06             (2.27)        (0.15)           -         11.56
  11/28/97 (commenced) to
    3/31/98                  12.50           0.15              1.27             -            -         13.92

----------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                  RATIOS TO AVERAGE NET ASSETS (3)
                                       ------------------------------------------------------   FUND'S
                                            NET                        EXPENSE                 PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT      TOTAL     (REIMBURSEMENTS)/    NET     TURNOVER     ENDING
                           RETURN (2)  INCOME (LOSS)   EXPENSES      RECOUPMENT      EXPENSES    RATE     (IN 000'S)
---------------------------------------------------------------------------------------------------------------------
                                                 GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period 5/7/99
    through 3/31/00           62.81%         (0.54%)      1.42%            (0.05%)     1.37%       168%    $188,731
  For the period 4/1/99
    through 5/7/99 (4)         6.78%         (0.84%)      1.29%                -       1.29%        21%     108,457
  For the year ended
    3/31/99                   34.28%          0.19%       1.51%            (0.17%)     1.34%       247%      74,523
  For the year ended
    3/31/98                   35.08%         (0.31%)      1.87%            (0.51%)     1.36%       202%      11,686
  For the year ended
    3/31/97                   13.18%         (0.43%)      3.05%            (1.70%)     1.35%       182%       2,656
  For the year ended
    3/31/96                   20.37%          0.20%       2.60%            (1.25%)     1.35%       132%       3,613
GLOBAL BLUE CHIP
  For the year ended
    3/31/00                  110.64%         (0.81%)      1.82%            (0.49%)     1.33%       348%    $ 24,742
  For the year ended
    3/31/99                   39.55%         (0.31%)      3.14%            (1.81%)     1.33%       419%      10,414
  9/30/97 (commenced) to
    3/31/98                   18.48%         (0.06%)      2.14%            (0.94%)     1.20%       238%       7,320
GLOBAL GROWTH & INCOME
  For the year ended
    3/31/00                   55.69%          0.42%       3.06%            (1.68%)     1.38%       295%    $  8,202
  For the year ended
    3/31/99                   13.13%          1.64%       4.37%            (2.96%)     1.41%       328%       5,589
  6/30/97 (commenced) to
    3/31/98                   36.25%          7.13%       2.45%            (1.09%)     1.36%       413%       6,065
GLOBAL TECHNOLOGY
  For the year ended
    3/31/00                  259.92%         (1.06%)      1.42%                -       1.42%       357%    $405,318
  7/31/98 (commenced) to
    3/31/99                  257.20%         (0.84%)      4.12%            (2.69%)     1.43%       254%      24,094
GLOBAL HEALTH CARE
  9/1/99 (commenced) to
    3/31/00                  147.42%         (0.69%)      1.45%            (0.04%)     1.41%       327%    $125,355

                                             INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period 5/7/99
    through 3/31/00           54.78%         (0.36%)      1.38%             0.02%      1.40%       171%    $303,536
  For the period 4/1/99
    through 5/7/99 (4)         4.46%         (0.97%)      1.39%                -       1.39%        30%     117,365
  For the year ended
    3/31/99                    6.43%         (0.01%)      1.59%            (0.24%)     1.35%       214%     107,890
  For the year ended
    3/31/98                   36.91%         (0.12%)      1.92%            (0.51%)     1.41%       274%      32,305
  12/27/96 (commenced) to
    3/31/97                   13.04%          0.43%       3.14%            (1.74%)     1.40%        76%       4,593
INTERNATIONAL SMALL CAP
  GROWTH
  For the period 5/7/99
    through 3/31/00          130.09%         (0.73%)      1.45%            (0.04%)     1.41%       151%    $270,159
  For the period 4/1/99
    through 5/7/99 (4)         5.97%         (0.37%)      1.39%                -       1.39%        23%      71,738
  For the year ended
    3/31/99                   17.97%         (0.30%)      1.53%            (0.15%)     1.38%       146%      69,077
  For the year ended
    3/31/98                   37.02%         (0.91%)      1.94%            (0.53%)     1.41%       198%      42,851
  For the year ended
    3/31/97                   15.25%         (0.38%)      1.68%            (0.28%)     1.40%       206%      48,505
  For the year ended
    3/31/96                   15.99%          0.34%       2.44%            (1.04%)     1.40%       141%      20,245
EMERGING COUNTRIES
  For the period 5/7/99
    through 3/31/00           49.18%         (0.62%)      1.77%            (0.10%)     1.67%       180%    $300,085
  For the period 4/1/99
    through 5/7/99 (4)        18.07%         (1.22%)      1.64%                -       1.64%        34%     178,902
  For the year ended
    3/31/99                  (21.22%)         0.11%       1.97%            (0.30%)     1.67%       213%     140,318
  For the year ended
    3/31/98                    8.77%          1.15%       2.02%            (0.36%)     1.66%       243%      88,063
  For the year ended
    3/31/97                   25.48%         (0.52%)      1.87%            (0.22%)     1.65%       176%      56,918
  For the year ended
    3/31/96                   29.06%          0.29%       3.59%            (1.94%)     1.65%       118%       6,878
PACIFIC RIM
  For the year ended
    3/31/00                  136.92%         (0.55%)      6.25%            (4.63%)     1.62%       424%    $  3,821
  For the year ended
    3/31/99                   (2.69%)        (0.67%)     14.68%           (13.11%)     1.57%       450%       1,099
  12/31/97 (commenced) to
    3/31/98                    1.28%          0.74%       4.50%            (3.10%)     1.40%        86%       1,197
LATIN AMERICA
  For the year ended
    3/31/00                   78.67%          0.20%       3.93%            (2.17%)     1.76%       463%    $  5,277
  For the year ended
    3/31/99                  (15.78%)         0.95%      14.61%           (12.97%)     1.64%       575%       1,774
  11/28/97 (commenced) to
    3/31/98                   11.14%          3.33%       5.20%            (3.55%)     1.65%       188%       1,184

----------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
For a share outstanding during the period indicated

                                                                               DISTRIBUTIONS FROM:
                                                                            -------------------------
                           NET ASSET          NET            NET REALIZED      NET           NET       NET ASSET
                            VALUE,         INVESTMENT       AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING   INCOME (LOSS) (1)     GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
----------------------------------------------------------------------------------------------------------------
                                               U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the period 5/7/99
    through 3/31/00         $29.18           ($0.14)           $20.82         $    -       $    -       $49.86
  For the period 4/1/99
    through 5/7/99 (4)       26.89            (0.01)             2.30              -            -        29.18
  For the year ended
    3/31/99                  16.50             0.01             10.53              -        (0.15)       26.89
  For the year ended
    3/31/98                  13.00            (0.02)             7.55              -        (4.03)       16.50
  12/27/96 (commenced) to
    3/31/97                  12.50                -              0.50              -            -        13.00
MID CAP GROWTH
  For the period 5/7/99
    through 3/31/00         $19.44           ($0.15)           $22.22         $    -       $    -       $41.51
  For the period 4/1/99
    through 5/7/99 (4)       19.17            (0.01)             0.28              -            -        19.44
  For the year ended
    3/31/99                  17.16            (0.10)             2.76              -        (0.65)       19.17
  For the year ended
    3/31/98                  15.39            (0.07)             6.00              -        (4.16)       17.16
  For the year ended
    3/31/97                  16.26            (0.08)             0.49              -        (1.28)       15.39
  For the year ended
    3/31/96                  12.62            (0.03)             4.47              -        (0.80)       16.26
SMALL CAP GROWTH
  For the period 5/7/99
    through 3/31/00         $14.02           ($0.12)           $13.51         $    -       ($0.38)      $27.03
  For the period 4/1/99
    through 5/7/99 (4)       13.53            (0.01)             0.50              -            -        14.02
  For the year ended
    3/31/99                  14.17            (0.14)             0.17              -        (0.67)       13.53
  For the year ended
    3/31/98                  11.06            (0.03)             5.10              -        (1.96)       14.17
  For the year ended
    3/31/97                  15.10            (0.08)            (0.31)             -        (3.65)       11.06
  For the year ended
    3/31/96                  11.58            (0.11)             4.45              -        (0.82)       15.10
MINI CAP GROWTH
  For the year ended
    3/31/00                 $20.24           ($0.35)           $27.92         $    -       ($5.27)      $42.54
  For the year ended
    3/31/99                  25.05            (0.42)            (3.05)             -        (1.34)       20.24
  For the year ended
    3/31/98                  15.94            (0.17)            10.93              -        (1.65)       25.05
  For the year ended
    3/31/97                  15.85            (0.17)             0.84              -        (0.58)       15.94
  7/12/95 (commenced) to
    3/31/96                  12.50            (0.05)             3.40              -            -        15.85
VALUE
  For the period 5/7/99
    through 3/31/00         $22.99           $ 0.18            ($1.30)        ($0.13)      $    -       $21.74
  For the period 4/1/99
    through 5/7/99 (4)       20.90            (0.01)             2.10              -            -        22.99
  For the year ended
    3/31/99                  21.90             0.13              0.80          (0.12)       (1.81)       20.90
  For the year ended
    3/31/98                  15.06                -              8.27              -        (1.43)       21.90
  4/30/96 (commenced) to
    3/31/97                  12.50             1.50              3.11          (1.44)       (0.61)       15.06
CONVERTIBLE
  For the period 5/7/99
    through 3/31/00         $22.21           $ 0.49            $11.44         ($0.47)      $    -       $33.67
  For the period 4/1/99
    through 5/7/99 (4)       21.53             0.05              0.63              -            -        22.21
  For the year ended
    3/31/99                  18.64             0.50              3.11          (0.54)       (0.18)       21.53
  For the year ended
    3/31/98                  14.97             0.47              4.20          (0.47)       (0.53)       18.64
  For the year ended
    3/31/97                  14.45             0.51              1.51          (0.52)       (0.98)       14.97
  For the year ended
    3/31/96                  11.86             0.53              2.59          (0.53)           -        14.45

                                            U.S. FIXED INCOME FUNDS
SHORT INTERMEDIATE
  For the year ended
    3/31/00                 $12.72           $ 0.76            ($0.29)        ($0.75)      $    -       $12.44
  For the year ended
    3/31/99                  12.76             0.79             (0.04)         (0.79)           -        12.72
  For the year ended
    3/31/98                  12.66             0.83              0.10          (0.83)           -        12.76
  For the year ended
    3/31/97                  12.79             0.79             (0.13)         (0.79)           -        12.66
  8/31/95 (commenced) to
    3/31/96                  12.50             0.37              0.29          (0.37)           -        12.79
HIGH QUALITY BOND
  For the period 5/8/99
    through 3/31/00         $12.66           $ 0.73            ($0.56)        ($0.72)      $    -       $12.11
  For the period 4/1/99
    through 5/7/99 (4)       12.71             0.08             (0.05)         (0.08)           -        12.66
  For the year ended
    3/31/99                  13.10             0.83             (0.05)         (0.78)       (0.39)       12.71
  For the year ended
    3/31/98                  12.54             0.84              0.70          (0.84)       (0.14)       13.10
  For the year ended
    3/31/97                  12.72             0.79             (0.17)         (0.80)           -        12.54
  8/31/95 (commenced) to
    3/31/96                  12.50             0.45              0.47          (0.44)       (0.26)       12.72

----------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999 net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                  RATIOS TO AVERAGE NET ASSETS (3)
                                       ------------------------------------------------------   FUND'S
                                            NET                        EXPENSE                 PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT      TOTAL     (REIMBURSEMENTS)/    NET     TURNOVER     ENDING
                           RETURN (2)  INCOME (LOSS)   EXPENSES      RECOUPMENT      EXPENSES    RATE     (IN 000'S)
---------------------------------------------------------------------------------------------------------------------
                                                  U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the period 5/7/99
    through 3/31/00           70.86%         (0.44%)      1.20%            (0.19%)     1.01%       154%    $ 37,982
  For the period 4/1/99
    through 5/7/99 (4)         8.52%         (0.40%)      0.98%                -       0.98%        18%       6,043
  For the year ended
    3/31/99                   64.28%         (0.01%)      1.63%            (0.65%)     0.98%       253%       5,940
  For the year ended
    3/31/98                   63.32%         (0.17%)      3.67%            (2.66%)     1.01%       306%       2,556
  12/27/96 (commenced) to
    3/31/97                    4.00%         (0.06%)      4.99%            (3.99%)     1.00%       321%       1,293
MID CAP GROWTH
  For the period 5/7/99
    through 3/31/00          113.48%         (0.60%)      1.09%            (0.08%)     1.01%       110%    $252,377
  For the period 4/1/99
    through 5/7/99 (4)         1.41%         (0.70%)      0.99%                -       0.99%        25%     128,710
  For the year ended
    3/31/99                   16.09%         (0.44%)      1.04%            (0.08%)     0.96%       154%     165,014
  For the year ended
    3/31/98                   42.49%         (0.72%)      1.19%            (0.22%)     0.97%       200%     169,412
  For the year ended
    3/31/97                    1.74%         (0.45%)      1.02%            (0.02%)     1.00%       153%     156,443
  For the year ended
    3/31/96                   35.81%         (0.32%)      1.06%            (0.08%)     0.98%       114%     149,969
SMALL CAP GROWTH
  For the period 5/7/99
    through 3/31/00           96.49%         (0.68%)      1.38%            (0.19%)     1.19%        84%    $276,556
  For the period 4/1/99
    through 5/7/99 (4)         3.70%         (0.87%)      1.17%                -       1.17%        18%     197,120
  For the year ended
    3/31/99                    1.03%         (0.71%)      1.35%            (0.10%)     1.25%        90%     213,149
  For the year ended
    3/31/98                   47.38%         (1.16%)      1.44%            (0.25%)     1.19%        92%     257,599
  For the year ended
    3/31/97                   (5.66%)        (0.72%)      1.26%            (0.09%)     1.17%       113%     167,230
  For the year ended
    3/31/96                   38.27%         (0.62%)      1.20%            (0.04%)     1.16%       130%     224,077
MINI CAP GROWTH
  For the year ended
    3/31/00                  151.76%         (1.32%)      1.76%            (0.19%)     1.57%       141%    $ 92,221
  For the year ended
    3/31/99                  (13.78%)        (1.18%)      1.70%            (0.11%)     1.59%       115%      53,593
  For the year ended
    3/31/98                   68.89%         (2.51%)      1.83%            (0.26%)     1.57%       113%      82,122
  For the year ended
    3/31/97                    3.90%         (1.08%)      1.99%            (0.43%)     1.56%       164%      28,712
  7/12/95 (commenced) to
    3/31/96                   26.80%         (0.98%)      2.46%            (0.91%)     1.55%       107%      25,237
VALUE
  For the period 5/7/99
    through 3/31/00           (4.87%)         0.97%       1.26%            (0.24%)     1.02%       143%    $ 23,185
  For the period 4/1/99
    through 5/7/99 (4)        10.00%          0.45%       2.48%            (1.50%)     0.98%         7%      27,818
  For the year ended
    3/31/99                    4.43%          0.87%       2.11%            (1.12%)     0.99%       147%      15,322
  For the year ended
    3/31/98                   57.78%          2.33%       2.46%            (1.45%)     1.01%        55%      10,260
  4/30/96 (commenced) to
    3/31/97                   26.77%          1.64%       3.34%            (2.34%)     1.00%       139%       3,062
CONVERTIBLE
  For the period 5/7/99
    through 3/31/00           54.31%          2.02%       1.27%            (0.24%)     1.03%       149%    $114,655
  For the period 4/1/99
    through 5/7/99 (4)         3.16%          2.15%       0.99%                -       0.99%        11%      90,843
  For the year ended
    3/31/99                   19.93%          2.67%       1.07%            (0.11%)     0.96%       138%      88,590
  For the year ended
    3/31/98                   31.78%          6.25%       1.20%            (0.23%)     0.97%       160%      80,084
  For the year ended
    3/31/97                   14.37%          3.43%       1.37%            (0.37%)     1.00%       167%      18,344
  For the year ended
    3/31/96                   26.69%          3.88%       1.53%            (0.53%)     1.00%       145%      17,239

                                               U.S. FIXED INCOME FUNDS
SHORT INTERMEDIATE
  For the year ended
    3/31/00                    3.80%          6.03%       0.95%            (0.61%)     0.34%       162%    $ 21,136
  For the year ended
    3/31/99                    6.02%          6.11%       1.34%            (1.00%)     0.34%       104%      18,467
  For the year ended
    3/31/98                    7.50%         13.03%       1.51%            (1.15%)     0.36%       197%      13,535
  For the year ended
    3/31/97                    5.30%          6.18%       2.86%            (2.51%)     0.35%       132%       5,364
  8/31/95 (commenced) to
    3/31/96                    5.33%          5.81%       3.17%            (2.82%)     0.35%       114%       4,726
HIGH QUALITY BOND
  For the period 5/8/99
    through 3/31/00            1.41%          6.67%       1.14%            (0.67%)     0.47%       161%    $ 19,909
  For the period 4/1/99
    through 5/7/99 (4)         0.26%          6.45%       0.39%                -       0.39%        22%      18,187
  For the year ended
    3/31/99                    6.14%          6.41%       1.15%            (0.72%)     0.43%       274%      15,735
  For the year ended
    3/31/98                   12.60%         12.80%       1.64%            (1.18%)     0.46%       407%      15,759
  For the year ended
    3/31/97                    4.98%          6.12%       3.74%            (3.29%)     0.45%       190%      15,865
  8/31/95 (commenced) to
    3/31/96                    5.49%          6.39%       6.45%            (6.00%)     0.45%        60%       4,413

----------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999 net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
For a share outstanding during the period indicated

                                                                           DISTRIBUTIONS FROM:
                                                                        -------------------------
                           NET ASSET        NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT     AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS)(1)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
------------------------------------------------------------------------------------------------------------
                                    U.S. FIXED INCOME FUNDS (CONTINUED)
HIGH YIELD BOND
  For the period 5/7/99
    through 3/31/00         $12.58         $1.05           ($0.64)        ($1.04)      $    -       $11.95
  For the period 4/1/99
    through 5/7/99 (4)       12.37          0.13             0.18          (0.10)           -        12.58
  For the year ended
    3/31/99                  13.46          1.25            (1.06)         (1.28)           -        12.37
  For the year ended
    3/31/98                  13.20          1.11             2.02          (1.15)       (1.72)       13.46
  7/31/96 (commenced) to
    3/31/97                  12.50          0.74             0.95          (0.73)       (0.26)       13.20

----------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                  RATIOS TO AVERAGE NET ASSETS (3)
                                       ------------------------------------------------------   FUND'S
                                            NET                        EXPENSE                 PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT      TOTAL     (REIMBURSEMENTS)/    NET     TURNOVER     ENDING
                           RETURN (2)  INCOME (LOSS)   EXPENSES      RECOUPMENT      EXPENSES    RATE     (IN 000'S)
---------------------------------------------------------------------------------------------------------------------
                                         U.S. FIXED INCOME FUNDS (CONTINUED)
HIGH YIELD BOND
  For the period 5/7/99
    through 3/31/00            3.39%          9.97%       1.31%            (0.50%)     0.81%       113%    $ 21,552
  For the period 4/1/99
    through 5/7/99 (4)         2.52%         10.66%       0.58%            (0.02%)     0.56%        25%      11,412
  For the year ended
    3/31/99                    1.69%          9.79%       1.09%            (0.41%)     0.68%       242%      11,319
  For the year ended
    3/31/98                   25.49%          8.28%       2.66%            (1.90%)     0.76%       484%      10,771
  7/31/96 (commenced) to
    3/31/97                   13.90%          8.47%       1.95%            (1.20%)     0.75%       465%       4,608

----------------------------------

(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)  Unaudited.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000

                                                          GLOBAL
                             WORLDWIDE       GLOBAL      GROWTH &       GLOBAL
                              GROWTH       BLUE CHIP      INCOME      TECHNOLOGY
ASSETS
Investments, at value*     $184,783,236   $24,156,783   $8,400,496   $400,112,430
Foreign currencies, at
  value**                            --         2,773       63,275             --
Cash                         20,029,562     1,163,192      201,700     47,294,988
Receivables:
  Investment securities
    sold                      7,979,188     1,579,993      349,675     27,070,910
  Capital shares sold             1,176        41,185          216      6,908,402
  Dividends                     173,980        10,743        5,520         68,401
  Interest                           13            --       15,407             --
  From investment advisor         3,313         5,705       35,495             --
Unrealized gain on
  forward currency
  contracts                          --            --          326             --
Other assets                     15,549           374           --         47,468
                           ------------   -----------   ----------   ------------
    Total Assets            212,986,017    26,960,748    9,072,110    481,502,599
                           ------------   -----------   ----------   ------------
LIABILITIES
Payables:
  Bank overdraft           $    173,062   $         8   $    1,322   $  4,129,424
  Investments purchased       3,706,801       988,969      621,082     14,330,072
  Capital shares
    purchased                        --        17,085           --      6,489,355
  Collateral on
    securities loaned        20,029,562     1,163,192      201,700     47,294,988
  Loan                               --            --           --      3,255,000
  Dividends                          --            --           --         16,986
  To investment advisor         167,795        17,633        6,107        407,612
Unrealized loss on
  forward currency
  contracts                          --            --           --             --
Other liabilities               178,197        32,249       39,558        260,701
                           ------------   -----------   ----------   ------------
    Total Liabilities        24,255,417     2,219,136      869,769     76,184,138
                           ------------   -----------   ----------   ------------
NET ASSETS                 $188,730,600   $24,741,612   $8,202,341   $405,318,461
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------

   * Investments, at cost  $129,571,617   $18,017,293   $6,827,966   $341,650,111
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
  ** Foreign currencies,
    at cost                $   (173,052)  $     2,751   $   62,719   $ (4,152,947)
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
NET ASSETS CONSIST OF:
Paid-in capital            $107,662,314   $13,052,110   $5,325,562   $264,160,145
Undistributed net
  investment income
  (loss)                         (1,459)      (23,718)        (590)      (314,874)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                 25,888,663     5,573,259    1,308,450     82,832,299
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      55,181,082     6,139,961    1,568,919     58,640,891
                           ------------   -----------   ----------   ------------
Net assets applicable to
  all shares outstanding   $188,730,600   $24,741,612   $8,202,341   $405,318,461
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
Net Assets of
  Institutional Shares     $188,730,600   $24,741,612   $8,202,341   $405,318,461
Net Assets of Retirement
  Shares                             NA            NA           NA             NA
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
Institutional Shares
  outstanding                 4,876,729       775,264      428,211      2,917,113
Retirement Shares
  outstanding                        NA            NA           NA             NA
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------
Net Asset Value --
  Institutional Share      $      38.70   $     31.91   $    19.15   $     138.95
Net Asset Value --
  Retirement Share                   NA            NA           NA             NA
                           ------------   -----------   ----------   ------------
                           ------------   -----------   ----------   ------------

----------------------------------

(1)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                          INTERNATIONAL
                               GLOBAL      INTERNATIONAL    SMALL CAP      EMERGING       PACIFIC
                           HEALTH CARE(1)   CORE GROWTH      GROWTH        COUNTRIES        RIM
ASSETS
Investments, at value*      $129,972,052   $330,188,369   $270,434,612   $292,050,174   $3,530,617
Foreign currencies, at
  value**                             --             --      4,493,544     12,248,350       38,858
Cash                                  --     44,238,137     42,562,871     26,066,518       68,400
Receivables:
  Investment securities
    sold                      12,126,581     18,559,174     23,209,433      8,286,972      446,687
  Capital shares sold            130,129      6,620,489     10,485,438      4,946,750           85
  Dividends                       20,523        384,004         88,174        647,668        9,091
  Interest                            --             24             53            185           --
  From investment advisor             --             --             --             --       26,336
Unrealized gain on
  forward currency
  contracts                           --             --             --             --           --
Other assets                      28,898         15,153         18,417         24,888           --
                            ------------   ------------   ------------   ------------   ----------
    Total Assets             142,278,183    400,005,350    351,292,542    344,271,505    4,120,074
                            ------------   ------------   ------------   ------------   ----------
LIABILITIES
Payables:
  Bank overdraft            $         12   $    342,143   $      1,682   $  5,027,205   $       --
  Investments purchased       16,049,407     29,033,101     26,873,943      7,742,830      205,741
  Capital shares
    purchased                    667,066      6,754,001     11,195,905      4,701,423           --
  Collateral on
    securities loaned                 --     44,238,137     42,562,871     26,066,518       68,400
  Loan                                --             --             --             --           --
  Dividends                           --             --             --             --           --
  To investment advisor          139,071        304,559        270,483        347,812        3,240
Unrealized loss on
  forward currency
  contracts                           --             --             --             --           --
Other liabilities                 67,375        226,206        228,853        300,410       21,911
                            ------------   ------------   ------------   ------------   ----------
    Total Liabilities         16,922,931     80,898,147     81,133,737     44,186,198      299,292
                            ------------   ------------   ------------   ------------   ----------
NET ASSETS                  $125,355,252   $319,107,203   $270,158,805   $300,085,307   $3,820,782
                            ------------   ------------   ------------   ------------   ----------
                            ------------   ------------   ------------   ------------   ----------

   * Investments, at cost   $127,121,740   $264,061,879   $206,618,894   $225,599,213   $3,227,825
                            ------------   ------------   ------------   ------------   ----------
                            ------------   ------------   ------------   ------------   ----------
  ** Foreign currencies,
    at cost                 $        (12)  $   (342,142)  $  4,486,850   $ 12,204,036   $   38,858
                            ------------   ------------   ------------   ------------   ----------
                            ------------   ------------   ------------   ------------   ----------
NET ASSETS CONSIST OF:
Paid-in capital             $104,927,579   $238,538,177   $157,131,010   $209,843,543   $2,337,827
Undistributed net
  investment income
  (loss)                         350,427       (529,318)    (1,195,825)      (864,040)      (8,934)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                  17,212,975     15,414,362     50,304,096     24,608,301    1,187,090
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies        2,864,271     65,683,982     63,919,524     66,497,503      304,799
                            ------------   ------------   ------------   ------------   ----------
Net assets applicable to
  all shares outstanding    $125,355,252   $319,107,203   $270,158,805   $300,085,307   $3,820,782
                            ------------   ------------   ------------   ------------   ----------
                            ------------   ------------   ------------   ------------   ----------
Net Assets of
  Institutional Shares      $125,355,252   $303,535,834   $270,158,805   $300,084,638   $3,820,782
Net Assets of Retirement
  Shares                              NA     15,571,369             NA            669           NA
                            ------------   ------------   ------------   ------------   ----------
                            ------------   ------------   ------------   ------------   ----------
Institutional Shares
  outstanding                  4,055,453      9,520,126      5,277,591     12,666,145      150,153
Retirement Shares
  outstanding                         NA        489,017             NA             28           NA
                            ------------   ------------   ------------   ------------   ----------
                            ------------   ------------   ------------   ------------   ----------
Net Asset Value --
  Institutional Share       $      30.91   $      31.88   $      51.19   $      23.69   $    25.45
Net Asset Value --
  Retirement Share                    NA   $      31.84             NA   $      23.67           NA
                            ------------   ------------   ------------   ------------   ----------
                            ------------   ------------   ------------   ------------   ----------

----------------------------------

(1)  Commenced operations on 9/1/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES -- CONTINUED
MARCH 31, 2000

                              LATIN       LARGE CAP       MID CAP       SMALL CAP      MINI CAP
                             AMERICA       GROWTH         GROWTH         GROWTH         GROWTH
ASSETS
Investments, at value*     $5,442,691   $122,715,544   $252,510,387   $278,372,059   $ 93,257,120
Foreign currencies, at
  value**                          --             --             --             --             --
Cash                          409,000      5,779,900     19,450,700     24,811,407      6,343,737
Receivables:
  Investment securities
    sold                       45,138      1,020,602      1,110,963      1,852,611      1,007,754
  Capital shares sold              13      2,314,652        123,947      4,127,854      1,058,933
  Dividends                    22,121         40,241          5,610         12,576             --
  Interest                         --             --             --             --             --
  From investment advisor       1,768         22,331             --         22,355             --
Unrealized gain on
  forward currency
  contracts                        --             --             --             --             --
Other assets                    1,257          3,373         19,147         25,044          9,614
                           ----------   ------------   ------------   ------------   ------------
    Total Assets            5,921,988    131,896,643    273,220,754    309,223,906    101,677,158
                           ----------   ------------   ------------   ------------   ------------
LIABILITIES
Payables:
  Bank overdraft           $    1,568   $         --   $          5   $         --   $          8
  Investments purchased       214,596      2,257,898        977,450      1,498,963      1,040,759
  Capital shares
    purchased                      10      1,928,317         24,640             --      1,099,034
  Collateral on
    securities loaned         409,000      5,779,900     19,450,700     24,811,400      6,343,737
  Loan                             --             --             --             --        760,000
  Dividends                        --             --             --             --             --
  To investment advisor         5,670         75,954        203,774        278,908        121,426
Unrealized loss on
  forward currency
  contracts                        --             --             --             --             --
Other liabilities              14,269         87,418        172,729        217,284         91,159
                           ----------   ------------   ------------   ------------   ------------
    Total Liabilities         645,113     10,129,487     20,829,298     26,806,555      9,456,123
                           ----------   ------------   ------------   ------------   ------------
NET ASSETS                 $5,276,875   $121,767,156   $252,391,456   $282,417,351   $ 92,221,035
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------

   * Investments, at cost  $4,566,135   $ 92,182,420   $129,646,172   $158,291,577   $ 56,197,571
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
  ** Foreign currencies,
    at cost                $       (7)  $         --   $         --   $         --   $         --
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-in capital            $3,113,965   $ 87,591,001   $112,406,208   $129,383,946   $ 24,617,969
Undistributed net
  investment income
  (loss)                       (6,720)            --             --             --             --
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                1,293,128      3,643,031     17,121,033     32,952,924     30,543,518
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies       876,502     30,533,124    122,864,215    120,080,481     37,059,548
                           ----------   ------------   ------------   ------------   ------------
Net assets applicable to
  all shares outstanding   $5,276,875   $121,767,156   $252,391,456   $282,417,351   $ 92,221,035
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
Net Assets of
  Institutional Shares     $5,276,875   $ 37,981,888   $252,377,132   $276,556,310   $ 92,221,035
Net Assets of Retirement
  Shares                           NA     83,785,268         14,324      5,861,041             NA
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
Institutional Shares
  outstanding                 255,486        761,795      6,079,914     10,231,544      2,167,987
Retirement Shares
  outstanding                      NA      1,683,282            345        216,710             NA
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------
Net Asset Value --
  Institutional Share      $    20.65   $      49.86   $      41.51   $      27.03   $      42.54
Net Asset Value --
  Retirement Share                 NA   $      49.77   $      41.51   $      27.05             NA
                           ----------   ------------   ------------   ------------   ------------
                           ----------   ------------   ------------   ------------   ------------

----------------------------------

(1)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           SHORT      HIGH QUALITY   HIGH YIELD
                              VALUE       CONVERTIBLE   INTERMEDIATE      BOND          BOND
ASSETS
Investments, at value*     $31,985,276   $114,792,051   $23,213,141   $24,497,770   $21,416,666
Foreign currencies, at
  value**                           --             --            --            --            --
Cash                           970,408         29,900            --            --       931,921
Receivables:
  Investment securities
    sold                       327,214        156,851            --       117,154            --
  Capital shares sold               --         25,382       758,133        25,879        14,179
  Dividends                     67,601         43,992            --         2,731            --
  Interest                          --        381,822       189,719       295,247       439,845
  From investment advisor        7,479         31,066        23,023        20,740        15,569
Unrealized gain on
  forward currency
  contracts                         --             --           694            --            --
Other assets                     3,528         15,119         3,410         4,893         2,670
                           -----------   ------------   -----------   -----------   -----------
    Total Assets            33,361,506    115,476,183    24,188,120    24,964,414    22,820,850
                           -----------   ------------   -----------   -----------   -----------
LIABILITIES
Payables:
  Bank overdraft           $        --   $         21   $     4,661   $       996   $        --
  Investments purchased      2,274,773        627,896     1,515,088     2,196,918     1,231,959
  Capital shares
    purchased                  133,242             --     1,490,616            --            --
  Collateral on
    securities loaned               --         29,900            --            --            --
  Loan                              --             --            --            --            --
  Dividends                         10              9         8,818           133            --
  To investment advisor         21,943         73,433         4,447         8,493        10,879
Unrealized loss on
  forward currency
  contracts                         --             --            --         4,813            --
Other liabilities               46,224         89,837        28,181        33,836        26,368
                           -----------   ------------   -----------   -----------   -----------
    Total Liabilities        2,476,192        821,096     3,051,811     2,245,189     1,269,206
                           -----------   ------------   -----------   -----------   -----------
NET ASSETS                 $30,885,314   $114,655,087   $21,136,309   $22,719,225   $21,551,644
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------

   * Investments, at cost  $32,057,924   $ 97,029,281   $23,474,202   $24,885,607   $22,095,406
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
  ** Foreign currencies,
    at cost                $        --   $         --   $        --   $        --   $        --
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
NET ASSETS CONSIST OF:
Paid-in capital            $32,724,026   $ 89,795,701   $21,654,660   $23,632,563   $22,205,049
Undistributed net
  investment income
  (loss)                        85,603          3,263        14,956        15,863        25,280
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (1,851,668)     7,093,353      (272,941)     (504,817)           55
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies        (72,647)    17,762,770      (260,366)     (424,384)     (678,740)
                           -----------   ------------   -----------   -----------   -----------
Net assets applicable to
  all shares outstanding   $30,885,314   $114,655,087   $21,136,309   $22,719,225   $21,551,644
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
Net Assets of
  Institutional Shares     $23,185,421   $114,655,087   $21,136,309   $19,909,403   $21,551,644
Net Assets of Retirement
  Shares                     7,699,893             NA            NA     2,809,822            NA
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
Institutional Shares
  outstanding                1,066,333      3,405,469     1,699,143     1,644,686     1,802,809
Retirement Shares
  outstanding                  354,225             NA            NA       231,775            NA
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------
Net Asset Value --
  Institutional Share      $     21.74   $      33.67   $     12.44   $     12.11   $     11.95
Net Asset Value --
  Retirement Share         $     21.74             NA            NA   $     12.12            NA
                           -----------   ------------   -----------   -----------   -----------
                           -----------   ------------   -----------   -----------   -----------

----------------------------------

(1)  Commenced operations on 9/1/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2000

                                                         GLOBAL
                            WORLDWIDE       GLOBAL      GROWTH &       GLOBAL          GLOBAL
                            GROWTH(1)     BLUE CHIP      INCOME      TECHNOLOGY    HEALTH CARE(2)
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                   $   646,055   $    66,174   $   42,909   $    123,607    $    41,498
Interest                       388,545         7,453       75,817        336,300        153,186
Securities lending             108,780        12,406        3,191         32,420             --
                           -----------   -----------   ----------   ------------    -----------
  Total Income               1,143,380        86,033      121,917        492,327        194,684
                           -----------   -----------   ----------   ------------    -----------
EXPENSES
Advisory fee                 1,391,630       128,590       57,511      1,390,764        271,020
Accounting and
  administration fees           93,599        10,848        6,522        118,107         10,391
Custodian fees                 169,273        74,679       72,905        114,763         33,341
Transfer agent fees and
  expenses                      49,703        20,776       15,688         52,023         11,672
Distribution and
  shareholder servicing
  fees                               1            --           --             --             --
Administrative services        139,164        14,949        6,193        136,095         27,098
Professional fees               48,042         9,195       39,361         43,649         19,162
Shareholder reporting           10,500         1,522          643          9,470          9,103
Registration fees               28,688         5,322        3,796         63,776          4,631
Trustees' fees and
  expenses                       9,153         1,045          448          8,049          1,273
Interest and credit
  facility fee                  13,206        23,377        1,780         11,152            840
Insurance                          321            74           41            133             --
Miscellaneous                   17,898         3,773        2,781         19,462          5,729
                           -----------   -----------   ----------   ------------    -----------
  Total Expenses             1,971,178       294,150      207,669      1,967,443        394,260
Expenses
  (reimbursed)/recouped        (73,822)      (78,076)    (113,801)        (2,985)       (11,443)
                           -----------   -----------   ----------   ------------    -----------
  Net Expenses               1,897,356       216,074       93,868      1,964,458        382,817
                           -----------   -----------   ----------   ------------    -----------
NET INVESTMENT INCOME
  (LOSS)                      (753,976)     (130,041)      28,049     (1,472,131)      (188,133)
                           -----------   -----------   ----------   ------------    -----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                26,947,769     7,936,836    2,214,175     95,907,804     17,784,741
  Foreign currency
    transactions              (306,589)      (68,607)     (18,529)      (484,953)       (23,859)
                           -----------   -----------   ----------   ------------    -----------
    Net realized gain
      (loss)                26,641,180     7,868,229    2,195,646     95,422,851     17,760,882
                           -----------   -----------   ----------   ------------    -----------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments               55,211,619     4,587,718      881,137     54,105,656      2,850,312
  Other assets and
    liabilities
    denominated in
    foreign currencies         (30,537)          471       (8,373)       177,790         13,959
                           -----------   -----------   ----------   ------------    -----------
        Net unrealized
          appreciation
          (depreciation)    55,181,082     4,588,189      872,764     54,283,446      2,864,271
                           -----------   -----------   ----------   ------------    -----------
NET GAIN (LOSS) ON
  INVESTMENTS               81,822,262    12,456,418    3,068,410    149,706,297     20,625,153
                           -----------   -----------   ----------   ------------    -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $81,068,286   $12,326,377   $3,096,459   $148,234,166    $20,437,020
                           -----------   -----------   ----------   ------------    -----------
                           -----------   -----------   ----------   ------------    -----------
   *Foreign taxes
     withheld              $    47,873   $     6,024   $    5,402   $     16,341    $     1,280
                           -----------   -----------   ----------   ------------    -----------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                           INTERNATIONAL      INTERNATIONAL        EMERGING        PACIFIC         LATIN        LARGE CAP
                           CORE GROWTH(1)  SMALL CAP GROWTH(1)   COUNTRIES(1)        RIM          AMERICA       GROWTH(1)
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                    $ 1,038,438       $    336,315       $ 1,690,682     $   17,032     $   61,568     $   136,679
Interest                        433,147            372,947           149,750          8,012         11,310         118,168
Securities lending              304,512            187,373           252,156          2,483          2,288          12,323
                            -----------       ------------       -----------     ----------     ----------     -----------
  Total Income                1,776,097            896,635         2,092,588         27,527         75,166         267,170
                            -----------       ------------       -----------     ----------     ----------     -----------
EXPENSES
Advisory fee                  1,730,163          1,315,748         2,497,173         25,526         47,846         344,335
Accounting and
  administration fees           110,921             79,786           134,018          9,927          4,714          26,367
Custodian fees                  190,385            234,384           457,245         82,969         64,389          49,450
Transfer agent fees and
  expenses                       60,920             45,263            65,754         15,314         14,627          27,614
Distribution and
  shareholder servicing
  fees                           19,059                 --                 1             --             --          82,300
Administrative services         173,017            131,575           199,774          2,430          3,570          45,911
Professional fees                58,478             43,543            68,372         10,052          8,390          14,864
Shareholder reporting            12,781              9,517            14,943            191            324          10,600
Registration fees                20,305             22,164            31,951          5,575          1,944          10,714
Trustees' fees and
  expenses                       11,141              8,296            13,026            166            251           2,832
Interest and credit
  facility fee                   15,391              5,098            19,912          5,534          2,378           1,276
Insurance                           355                212               522              9             17              62
Miscellaneous                    20,832             16,123            26,491          1,893          2,098           8,440
                            -----------       ------------       -----------     ----------     ----------     -----------
  Total Expenses              2,423,748          1,911,709         3,529,182        159,586        150,548         624,765
Expenses
  (reimbursed)/recouped          35,051            (56,558)         (207,942)      (118,127)       (83,077)        (73,763)
                            -----------       ------------       -----------     ----------     ----------     -----------
  Net Expenses                2,458,799          1,855,151         3,321,240         41,459         67,471         551,002
                            -----------       ------------       -----------     ----------     ----------     -----------
NET INVESTMENT INCOME
  (LOSS)                       (682,702)          (958,516)       (1,228,652)       (13,932)         7,695        (283,832)
                            -----------       ------------       -----------     ----------     ----------     -----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                 16,711,692         54,184,259        26,204,843      1,639,149      1,532,740       3,926,863
  Foreign currency
    transactions               (996,366)          (743,502)       (1,231,930)       (27,714)       (18,587)             --
                            -----------       ------------       -----------     ----------     ----------     -----------
    Net realized gain
      (loss)                 15,715,326         53,440,757        24,972,913      1,611,435      1,514,153       3,926,863
                            -----------       ------------       -----------     ----------     ----------     -----------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments                66,126,490         63,815,718        66,450,961        158,507        590,679      30,533,124
  Other assets and
    liabilities
    denominated in
    foreign currencies         (442,508)           103,806            46,542          2,517            250              --
                            -----------       ------------       -----------     ----------     ----------     -----------
        Net unrealized
          appreciation
          (depreciation)     65,683,982         63,919,524        66,497,503        161,024        590,929      30,533,124
                            -----------       ------------       -----------     ----------     ----------     -----------
NET GAIN (LOSS) ON
  INVESTMENTS                81,399,308        117,360,281        91,470,416      1,772,459      2,105,082      34,459,987
                            -----------       ------------       -----------     ----------     ----------     -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS           $80,716,606       $116,401,765       $90,241,764     $1,758,527     $2,112,777     $34,176,155
                            -----------       ------------       -----------     ----------     ----------     -----------
                            -----------       ------------       -----------     ----------     ----------     -----------
   *Foreign taxes
     withheld               $   114,306       $     42,290       $   302,203     $    2,781     $   18,085     $     2,751
                            -----------       ------------       -----------     ----------     ----------     -----------

                               MID CAP         SMALL CAP
                              GROWTH(1)        GROWTH(1)
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                    $    108,234     $    163,711
Interest                         285,999          321,123
Securities lending               248,155          510,768
                            ------------     ------------
  Total Income                   642,388          995,602
                            ------------     ------------
EXPENSES
Advisory fee                   1,172,637        2,019,763
Accounting and
  administration fees            101,086          135,487
Custodian fees                   100,448          187,905
Transfer agent fees and
  expenses                        52,113           70,455
Distribution and
  shareholder servicing
  fees                                 1            7,358
Administrative services          156,352          201,977
Professional fees                 52,356           68,655
Shareholder reporting             11,443           15,005
Registration fees                 26,826           19,830
Trustees' fees and
  expenses                         9,975           13,080
Interest and credit
  facility fee                     5,437           19,358
Insurance                            379              578
Miscellaneous                     21,203           26,617
                            ------------     ------------
  Total Expenses               1,710,256        2,786,068
Expenses
  (reimbursed)/recouped         (131,914)        (388,726)
                            ------------     ------------
  Net Expenses                 1,578,342        2,397,342
                            ------------     ------------
NET INVESTMENT INCOME
  (LOSS)                        (935,954)      (1,401,740)
                            ------------     ------------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                  18,056,987       38,511,301
  Foreign currency
    transactions                      --               --
                            ------------     ------------
    Net realized gain
      (loss)                  18,056,987       38,511,301
                            ------------     ------------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments                122,864,215      120,080,481
  Other assets and
    liabilities
    denominated in
    foreign currencies                --               --
                            ------------     ------------
        Net unrealized
          appreciation
          (depreciation)     122,864,215      120,080,481
                            ------------     ------------
NET GAIN (LOSS) ON
  INVESTMENTS                140,921,202      158,591,782
                            ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS           $139,985,248     $157,190,042
                            ------------     ------------
                            ------------     ------------
   *Foreign taxes
     withheld                         --               --
                            ------------     ------------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS -- CONTINUED
YEAR ENDED MARCH 31, 2000

                              MINI CAP                                        SHORT      HIGH QUALITY  HIGH YIELD
                               GROWTH         VALUE(1)     CONVERTIBLE(1)  INTERMEDIATE    BOND(1)       BOND(1)
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                    $    15,195     $   623,378     $   408,698    $   32,766    $   52,699    $    9,543
Interest                        102,037          32,590       1,285,443     1,165,970     1,292,443     1,529,817
Securities lending               62,720              --           6,974            --            --            --
                            -----------     -----------     -----------    ----------    ----------    ----------
  Total Income                  179,952         655,968       1,701,115     1,198,736     1,345,142     1,539,360
                            -----------     -----------     -----------    ----------    ----------    ----------
EXPENSES
Advisory fee                    880,167         246,907         417,743        55,899        84,863        85,360
Accounting and
  administration fees            45,754          25,531          35,889        16,729        13,333         9,420
Custodian fees                  121,573          40,940         112,825        34,694        48,772        41,190
Transfer agent fees and
  expenses                       44,231          25,663          25,932        20,533        20,708        14,717
Distribution and
  shareholder servicing
  fees                               --          16,338              --            --         5,930            --
Administrative services          64,713          32,920          55,699        16,608        18,814        14,227
Professional fees                23,709          11,567          18,327        14,588         6,564         4,922
Shareholder reporting             6,932           6,400           4,005         2,322         2,724         1,076
Registration fees                28,684          14,852           9,281        12,321         9,788         2,309
Trustees' fees and
  expenses                        5,022           2,204           3,492         1,367         1,251           938
Interest and credit
  facility fee                    6,187           2,893          15,269         1,070         1,737         7,183
Insurance                           855             154             146            93            57            31
Miscellaneous                    10,824           7,034          10,899         4,564         5,605         5,473
                            -----------     -----------     -----------    ----------    ----------    ----------
  Total Expenses              1,238,651         433,403         709,507       180,788       220,146       186,846
Expenses
  (reimbursed)/recouped        (130,916)        (79,755)       (134,536)     (113,807)     (126,523)      (71,322)
                            -----------     -----------     -----------    ----------    ----------    ----------
  Net Expenses                1,107,735         353,648         574,971        66,981        93,623       115,524
                            -----------     -----------     -----------    ----------    ----------    ----------
NET INVESTMENT INCOME
  (LOSS)                       (927,783)        302,320       1,126,144     1,131,755     1,251,519     1,423,836
                            -----------     -----------     -----------    ----------    ----------    ----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                 42,644,433      (1,851,668)      7,093,353      (133,941)     (504,817)           55
  Foreign currency
    transactions                     --              --          (4,940)       14,117         8,910            --
                            -----------     -----------     -----------    ----------    ----------    ----------
    Net realized gain
      (loss)                 42,644,433      (1,851,668)      7,088,413      (119,824)     (495,907)           55
                            -----------     -----------     -----------    ----------    ----------    ----------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments                22,774,301         (72,647)     17,762,770      (345,042)     (387,837)     (678,740)
  Other assets and
    liabilities
    denominated in
    foreign currencies               --              --              --           694       (36,547)           --
                            -----------     -----------     -----------    ----------    ----------    ----------
        Net unrealized
          appreciation
          (depreciation)     22,774,301         (72,647)     17,762,770      (344,348)     (424,384)     (678,740)
                            -----------     -----------     -----------    ----------    ----------    ----------
NET GAIN (LOSS) ON
  INVESTMENTS                65,418,734      (1,924,315)     24,851,183      (464,172)     (920,291)     (678,685)
                            -----------     -----------     -----------    ----------    ----------    ----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS           $64,490,951     $(1,621,995)    $25,977,327    $  667,583    $  331,228    $  745,151
                            -----------     -----------     -----------    ----------    ----------    ----------
                            -----------     -----------     -----------    ----------    ----------    ----------
   *Foreign taxes
     withheld                        --              --              --            --            --            --
                            -----------     -----------     -----------    ----------    ----------    ----------

------------------------------

(1)  Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

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                                                                             111

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31

                           WORLDWIDE GROWTH        GLOBAL BLUE CHIP
                           ----------------------------------------------
                               2000(1)           2000           1999
                           ----------------  -------------  -------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                  $   (753,976)    $  (130,041)   $   (25,030)
  Net realized gain
    (loss)                    26,641,180       7,868,229      2,439,966
  Net unrealized
    appreciation
    (depreciation)            55,181,082       4,588,189        383,318
                            ------------     -----------    -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations              81,068,286      12,326,377      2,798,254
                            ------------     -----------    -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --              --             --
    Retirement Class                  --              --             --
  From net realized gains
    Institutional Class               --      (4,422,006)       (69,327)
    Retirement Class                  --              --             --
                            ------------     -----------    -----------
    Total distributions               --      (4,422,006)       (69,327)
                            ------------     -----------    -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class      146,406,133      10,550,201      3,234,669
    Retirement Class                  --              --             --
  Distributions
    reinvested
    Institutional Class               --       4,233,563         69,075
    Retirement Class                  --              --             --
  Cost of shares redeemed
    Institutional Class      (38,743,819)     (8,360,095)    (2,938,697)
    Retirement Class                  --              --             --
                            ------------     -----------    -----------
    Net increase
      (decrease) in net
      assets from share
      transactions           107,662,314       6,423,669        365,047
                            ------------     -----------    -----------
    Net Increase
      (Decrease) in Net
      Assets                 188,730,600      14,328,040      3,093,974
NET ASSETS
  Beginning                           --      10,413,572      7,319,598
                            ------------     -----------    -----------
  Ending                    $188,730,600     $24,741,612    $10,413,572
                            ------------     -----------    -----------
                            ------------     -----------    -----------
  Undistributed net
    investment income
    (loss), ending          $     (1,458)    $   (23,718)   $   (26,611)
                            ------------     -----------    -----------
                            ------------     -----------    -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                5,947,950         379,085        194,931
    Distributions
      reinvested                      --         188,410          4,408
    Shares redeemed           (1,071,221)       (300,726)      (184,922)
                            ------------     -----------    -----------
    Net Institutional
      Share Activity           4,876,729         266,769         14,417
                            ------------     -----------    -----------
                            ------------     -----------    -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                       --              --             --
    Distributions
      reinvested                      --              --             --
    Shares redeemed                   --              --             --
                            ------------     -----------    -----------
    Net Retirement Share
      Activity                        --              --             --
                            ------------     -----------    -----------
                            ------------     -----------    -----------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 7/31/98.
(3)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                             GLOBAL GROWTH & INCOME           GLOBAL TECHNOLOGY         GLOBAL HEALTH CARE
                           -------------------------------------------------------------------------------
                               2000           1999           2000           1999(2)          2000(3)
                           -------------  ------------  ---------------  -------------  ------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                 $    28,049    $    89,397   $  (1,472,131)   $   (25,089)     $   (188,133)
  Net realized gain
    (loss)                   2,195,646        270,179      95,422,851      3,644,794        17,760,882
  Net unrealized
    appreciation
    (depreciation)             872,764        247,919      54,283,446      4,357,445         2,864,271
                           -----------    -----------   -------------    -----------      ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             3,096,459        607,495     148,234,166      7,977,150        20,437,020
                           -----------    -----------   -------------    -----------      ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class        (47,530)       (56,460)             --             --            (9,347)
    Retirement Class                --             --              --             --                --
  From net realized gains
    Institutional Class     (1,330,289)      (270,030)    (15,053,000)            --                --
    Retirement Class                --             --              --             --                --
                           -----------    -----------   -------------    -----------      ------------
    Total distributions     (1,377,819)      (326,490)    (15,053,000)            --            (9,347)
                           -----------    -----------   -------------    -----------      ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        566,038        174,943     395,262,091     17,468,706       145,842,989
    Retirement Class                --             --              --             --                --
  Distributions
    reinvested
    Institutional Class      1,362,502        324,756      11,464,659             --             8,402
    Retirement Class                --             --              --             --                --
  Cost of shares redeemed
    Institutional Class     (1,034,297)    (1,256,256)   (158,683,863)    (1,351,448)      (40,923,812)
    Retirement Class                --             --              --             --                --
                           -----------    -----------   -------------    -----------      ------------
    Net increase
      (decrease) in net
      assets from share
      transactions             894,243       (756,557)    248,042,887     16,117,258       104,927,579
                           -----------    -----------   -------------    -----------      ------------
    Net Increase
      (Decrease) in Net
      Assets                 2,612,883       (475,552)    381,224,053     24,094,408       125,355,252
NET ASSETS
  Beginning                  5,589,458      6,065,010      24,094,408             --                --
                           -----------    -----------   -------------    -----------      ------------
  Ending                   $ 8,202,341    $ 5,589,458   $ 405,318,461    $24,094,408      $125,355,252
                           -----------    -----------   -------------    -----------      ------------
                           -----------    -----------   -------------    -----------      ------------
  Undistributed net
    investment income
    (loss), ending         $      (590)   $    32,609   $    (314,873)   $   (25,089)     $    350,427
                           -----------    -----------   -------------    -----------      ------------
                           -----------    -----------   -------------    -----------      ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                 31,689         12,201       3,436,245        600,526         5,339,519
    Distributions
      reinvested                85,461         23,627         135,503             --               455
    Shares redeemed            (56,394)       (93,861)     (1,194,324)       (60,837)       (1,284,521)
                           -----------    -----------   -------------    -----------      ------------
    Net Institutional
      Share Activity            60,756        (58,033)      2,377,424        539,689         4,055,453
                           -----------    -----------   -------------    -----------      ------------
                           -----------    -----------   -------------    -----------      ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                     --             --              --             --                --
    Distributions
      reinvested                    --             --              --             --                --
    Shares redeemed                 --             --              --             --                --
                           -----------    -----------   -------------    -----------      ------------
    Net Retirement Share
      Activity                      --             --              --             --                --
                           -----------    -----------   -------------    -----------      ------------
                           -----------    -----------   -------------    -----------      ------------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 7/31/98.
(3)  Commenced operations on 9/1/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                           INTERNATIONAL CORE GROWTH  INTERNATIONAL SMALL CAP GROWTH
                           ---------------------------------------------------------
                                    2000(1)                      2000(1)
                           -------------------------  ------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                       $   (682,702)                $   (958,516)
  Net realized gain
    (loss)                         15,715,326                   53,440,757
  Net unrealized
    appreciation
    (depreciation)                 65,683,982                   63,919,524
                                 ------------                 ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                   80,716,606                  116,401,765
                                 ------------                 ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class              (145,725)                          --
    Retirement Class                   (1,855)                          --
  From net realized gains
    Institutional Class                    --                     (778,916)
    Retirement Class                       --                           --
                                 ------------                 ------------
    Total distributions              (147,580)                    (778,916)
                                 ------------                 ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class           284,041,615                  233,012,381
    Retirement Class               25,716,559                           --
  Distributions
    reinvested
    Institutional Class               124,755                      712,206
    Retirement Class                    1,855                           --
  Cost of shares redeemed
    Institutional Class           (56,751,676)                 (79,188,631)
    Retirement Class              (14,594,931)                          --
                                 ------------                 ------------
    Net increase
      (decrease) in net
      assets from share
      transactions                238,538,177                  154,535,956
                                 ------------                 ------------
    Net Increase
      (Decrease) in Net
      Assets                      319,107,203                  270,158,805
NET ASSETS
  Beginning                                --                           --
                                 ------------                 ------------
  Ending                         $319,107,203                 $270,158,805
                                 ------------                 ------------
                                 ------------                 ------------
  Undistributed net
    investment income
    (loss), ending               $   (529,318)                $ (1,195,825)
                                 ------------                 ------------
                                 ------------                 ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                    11,515,928                    6,870,154
    Distributions
      reinvested                        3,880                       20,147
    Shares redeemed                (1,999,682)                  (1,612,710)
                                 ------------                 ------------
    Net Institutional
      Share Activity                9,520,126                    5,277,591
                                 ------------                 ------------
                                 ------------                 ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                       964,480                           --
    Distributions
      reinvested                           58                           --
    Shares redeemed                  (475,521)                          --
                                 ------------                 ------------
    Net Retirement Share
      Activity                        489,017                           --
                                 ------------                 ------------
                                 ------------                 ------------

------------------------------

(1)  Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                           EMERGING COUNTRIES           PACIFIC RIM                   LATIN AMERICA          LARGE CAP GROWTH
                           --------------------------------------------------------------------------------------------------
                                2000(1)             2000           1999            2000           1999           2000(1)
                           ------------------  --------------  -------------  --------------  -------------  ----------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                   $ (1,228,652)      $   (13,932)    $   (6,756)    $     7,695     $    9,173     $   (283,832)
  Net realized gain
    (loss)                     24,972,913         1,611,435       (111,135)      1,514,153       (261,412)       3,926,863
  Net unrealized
    appreciation
    (depreciation)             66,497,503           161,024         83,997         590,929        173,802       30,533,124
                             ------------       -----------     ----------     -----------     ----------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations               90,241,764         1,758,527        (33,894)      2,112,777        (78,437)      34,176,155
                             ------------       -----------     ----------     -----------     ----------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class                --                --             --              --        (13,199)              --
    Retirement Class                   --                --             --              --             --               --
  From net realized gains
    Institutional Class                --          (290,076)            --              --             --               --
    Retirement Class                   --                --             --              --             --               --
                             ------------       -----------     ----------     -----------     ----------     ------------
    Total distributions                --          (290,076)            --              --        (13,199)              --
                             ------------       -----------     ----------     -----------     ----------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class       235,356,729         3,053,456        122,463       3,619,962        746,937       33,199,870
    Retirement Class                  438                --             --              --             --       64,848,074
  Distributions
    reinvested
    Institutional Class                --           275,340             --              --         13,198               --
    Retirement Class                   --                --             --              --             --               --
  Cost of shares redeemed
    Institutional Class       (25,513,624)       (2,075,329)      (186,769)     (2,230,193)       (78,001)      (4,706,518)
    Retirement Class                   --                --             --              --             --       (5,750,425)
                             ------------       -----------     ----------     -----------     ----------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            209,843,543         1,253,467        (64,306)      1,389,769        682,134       87,591,001
                             ------------       -----------     ----------     -----------     ----------     ------------
    Net Increase
      (Decrease) in Net
      Assets                  300,085,307         2,721,918        (98,200)      3,502,546        590,498      121,767,156
NET ASSETS
  Beginning                            --         1,098,864      1,197,064       1,774,329      1,183,831               --
                             ------------       -----------     ----------     -----------     ----------     ------------
  Ending                     $300,085,307       $ 3,820,782     $1,098,864     $ 5,276,875     $1,774,329     $121,767,156
                             ------------       -----------     ----------     -----------     ----------     ------------
                             ------------       -----------     ----------     -----------     ----------     ------------
  Undistributed net
    investment income
    (loss), ending           $   (864,040)      $    (8,934)    $   (4,660)    $    (6,720)    $    8,719     $         --
                             ------------       -----------     ----------     -----------     ----------     ------------
                             ------------       -----------     ----------     -----------     ----------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                13,836,324           141,141         11,462         269,455         75,004          891,596
    Distributions
      reinvested                       --            14,607             --              --          1,459               --
    Shares redeemed            (1,170,179)          (94,720)       (16,908)       (167,405)        (8,069)        (129,801)
                             ------------       -----------     ----------     -----------     ----------     ------------
    Net Institutional
      Share Activity           12,666,145            61,028         (5,446)        102,050         68,394          761,795
                             ------------       -----------     ----------     -----------     ----------     ------------
                             ------------       -----------     ----------     -----------     ----------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                        28                --             --              --             --        1,826,395
    Distributions
      reinvested                       --                --             --              --             --               --
    Shares redeemed                    --                --             --              --             --         (143,113)
                             ------------       -----------     ----------     -----------     ----------     ------------
    Net Retirement Share
      Activity                         28                --             --              --             --        1,683,282
                             ------------       -----------     ----------     -----------     ----------     ------------
                             ------------       -----------     ----------     -----------     ----------     ------------

------------------------------

(1)  Commenced operations on 5/7/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                           MID CAP GROWTH  SMALL CAP GROWTH
                           --------------------------------
                              2000(1)          2000(1)
                           --------------  ----------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                 $   (935,954)    $ (1,401,740)
  Net realized gain
    (loss)                   18,056,987       38,511,301
  Net unrealized
    appreciation
    (depreciation)          122,864,215      120,080,481
                           ------------     ------------
    Net increase
     (decrease) in net
     assets from
     investment
     operations             139,985,248      157,190,042
                           ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class              --               --
    Retirement Class                 --               --
  From net realized gains
    Institutional Class              --       (4,096,925)
    Retirement Class                 --          (59,712)
                           ------------     ------------
    Total distributions              --       (4,156,637)
                           ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class     164,024,433      229,057,661
    Retirement Class             15,448        4,632,423
  Distributions
    reinvested
    Institutional Class              --        3,913,443
    Retirement Class                 --           59,711
  Cost of shares redeemed
    Institutional Class     (51,633,673)    (107,190,111)
    Retirement Class                 --       (1,089,181)
                           ------------     ------------
    Net increase
     (decrease) in net
     assets from share
     transactions           112,406,208      129,383,946
                           ------------     ------------
    Net Increase
     (Decrease) in Net
     Assets                 252,391,456      282,417,351
NET ASSETS
  Beginning                          --               --
                           ------------     ------------
  Ending                   $252,391,456     $282,417,351
                           ------------     ------------
                           ------------     ------------
  Undistributed net
    investment income
    (loss), ending         $         --     $         --
                           ------------     ------------
                           ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold               7,728,872       15,406,294
    Distributions
     reinvested                      --          199,564
    Shares redeemed          (1,648,958)      (5,374,314)
                           ------------     ------------
    Net Institutional
     Share Activity           6,079,914       10,231,544
                           ------------     ------------
                           ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                     345          275,474
    Distributions
     reinvested                      --            3,045
    Shares redeemed                  --          (61,809)
                           ------------     ------------
    Net Retirement Share
     Activity                       345          216,710
                           ------------     ------------
                           ------------     ------------

------------------------------

(1)  Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                  MINI CAP GROWTH              VALUE        CONVERTIBLE         SHORT INTERMEDIATE
                           ---------------------------------------------------------------------------------------------
                                2000            1999          2000(1)         2000(1)           2000           1999
                           --------------  --------------  --------------  --------------  --------------  -------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                 $   (927,783)   $   (867,250)   $    302,320    $  1,126,144    $  1,131,755    $   904,872
  Net realized gain
    (loss)                   42,644,433       5,442,273      (1,851,668)      7,088,413        (119,824)       (39,072)
  Net unrealized
    appreciation
    (depreciation)           22,774,301     (12,989,539)        (72,647)     17,762,770        (344,348)       (23,068)
                           ------------    ------------    ------------    ------------    ------------    -----------
    Net increase
     (decrease) in net
     assets from
     investment
     operations              64,490,951      (8,414,516)     (1,621,995)     25,977,327         667,583        842,732
                           ------------    ------------    ------------    ------------    ------------    -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class              --              --        (180,191)     (1,117,941)     (1,133,472)      (907,270)
    Retirement Class                 --              --         (36,526)             --              --             --
  From net realized gains
    Institutional Class     (12,874,595)     (4,923,430)             --              --              --             --
    Retirement Class                 --              --              --              --              --             --
                           ------------    ------------    ------------    ------------    ------------    -----------
    Total distributions     (12,874,595)     (4,923,430)       (216,717)     (1,117,941)     (1,133,472)      (907,270)
                           ------------    ------------    ------------    ------------    ------------    -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class      54,433,243      42,216,905      39,557,331     143,946,204      31,550,914      6,153,060
    Retirement Class                 --              --      10,605,176              --              --             --
  Distributions
    reinvested
    Institutional Class      11,152,871       4,872,195         162,222         670,389         531,578        907,267
    Retirement Class                 --              --          36,526              --              --             --
  Cost of shares redeemed
    Institutional Class     (78,574,475)    (62,280,044)    (14,894,948)    (54,820,892)    (28,947,587)    (2,063,058)
    Retirement Class                 --              --      (2,742,281)             --              --             --
                           ------------    ------------    ------------    ------------    ------------    -----------
    Net increase
     (decrease) in net
     assets from share
     transactions           (12,988,361)    (15,190,944)     32,724,026      89,795,701       3,134,905      4,997,269
                           ------------    ------------    ------------    ------------    ------------    -----------
    Net Increase
     (Decrease) in Net
     Assets                  38,627,995     (28,528,890)     30,885,314     114,655,087       2,669,016      4,932,731
NET ASSETS
  Beginning                  53,593,040      82,121,930              --              --      18,467,293     13,534,562
                           ------------    ------------    ------------    ------------    ------------    -----------
  Ending                   $ 92,221,035    $ 53,593,040    $ 30,885,314    $114,655,087    $ 21,136,309    $18,467,293
                           ------------    ------------    ------------    ------------    ------------    -----------
                           ------------    ------------    ------------    ------------    ------------    -----------
  Undistributed net
    investment income
    (loss), ending         $         --    $ (2,148,020)   $     85,603    $      3,263    $     14,956    $    (2,869)
                           ------------    ------------    ------------    ------------    ------------    -----------
                           ------------    ------------    ------------    ------------    ------------    -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold               1,627,656       2,151,115       1,756,417       5,721,713       2,460,442        481,478
    Distributions
     reinvested                 434,640         244,133           7,193          37,603          83,059         70,965
    Shares redeemed          (2,542,833)     (3,025,658)       (697,277)     (2,353,847)     (2,295,789)      (161,326)
                           ------------    ------------    ------------    ------------    ------------    -----------
    Net Institutional
     Share Activity            (480,537)       (630,410)      1,066,333       3,405,469         247,712        391,117
                           ------------    ------------    ------------    ------------    ------------    -----------
                           ------------    ------------    ------------    ------------    ------------    -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                      --              --         480,770              --              --             --
    Distributions
     reinvested                      --              --           1,620              --              --             --
    Shares redeemed                  --              --        (128,165)             --              --             --
                           ------------    ------------    ------------    ------------    ------------    -----------
    Net Retirement Share
     Activity                        --              --         354,225              --              --             --
                           ------------    ------------    ------------    ------------    ------------    -----------
                           ------------    ------------    ------------    ------------    ------------    -----------

------------------------------

(1)  Commenced operations on 5/7/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                           HIGH QUALITY BOND  HIGH YIELD BOND
                           ----------------------------------
                                2000(1)           2000(1)
                           -----------------  ---------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                   $ 1,251,519       $ 1,423,836
  Net realized gain
    (loss)                      (495,907)               55
  Net unrealized
    appreciation
    (depreciation)              (424,384)         (678,740)
                             -----------       -----------
    Net increase
     (decrease) in net
     assets from
     investment
     operations                  331,228           745,151
                             -----------       -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class       (1,094,677)       (1,398,556)
    Retirement Class            (149,889)               --
  From net realized gains
    Institutional Class               --                --
    Retirement Class                  --                --
                             -----------       -----------
    Total distributions       (1,244,566)       (1,398,556)
                             -----------       -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class       24,431,234        24,021,970
    Retirement Class           3,758,674                --
  Distributions
    reinvested
    Institutional Class        1,093,702           953,475
    Retirement Class             149,887                --
  Cost of shares redeemed
    Institutional Class       (4,797,271)       (2,770,396)
    Retirement Class          (1,003,663)               --
                             -----------       -----------
    Net increase
     (decrease) in net
     assets from share
     transactions             23,632,563        22,205,049
                             -----------       -----------
    Net Increase
     (Decrease) in Net
     Assets                   22,719,225        21,551,644
NET ASSETS
  Beginning                           --                --
                             -----------       -----------
  Ending                     $22,719,225       $21,551,644
                             -----------       -----------
                             -----------       -----------
  Undistributed net
    investment income
    (loss), ending           $    15,863       $    25,280
                             -----------       -----------
                             -----------       -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                1,950,011         1,951,452
    Distributions
     reinvested                   90,095            78,264
    Shares redeemed             (395,420)         (226,907)
                             -----------       -----------
    Net Institutional
     Share Activity            1,644,686         1,802,809
                             -----------       -----------
                             -----------       -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                  303,597                --
    Distributions
     reinvested                   10,619                --
    Shares redeemed              (82,441)               --
                             -----------       -----------
    Net Retirement Share
     Activity                    231,775                --
                             -----------       -----------
                             -----------       -----------

------------------------------

(1)  Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of nineteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and seven Funds offer Retirement shares ("Class R"). The Class R shares have no sales charge or distribution fee but have a shareholder servicing fee. The nineteen Funds offering Class I shares are covered in this report with each Fund's operations accounted for separately.

REORGANIZATION

  On May 7, 1999, the Trust was renamed Nicholas-Applegate Institutional Funds to be the successor entity to the institutional assets of Nicholas-Applegate Mutual Funds (NAMF). On that date, substantially all of the institutional assets of the single-class series of NAMF were transferred to the renamed Trust in a tax-free exchange for Class I shares of the corresponding Funds of the Trust, which for accounting purposes is treated as a continuation of the portfolios. Concurrently, substantially all institutional shareholders of the multi-class series of NAMF exchanged their shares for corresponding Class I shares of the respective Funds of the Trust, which has been accounted for as a taxable exchange and a commencement of operations of those Funds.

  The investment objectives, policies and limitations of the Funds of the Trust were identical in every respect to the corresponding portfolios of the NAMF. The investment management fees and expense limitations are also identical. The Trust is authorized to issue an unlimited number of shares.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by Management in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the same basis as used for federal tax reporting.

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash.

  The market value of securities on loan and the related collateral at March 31, 2000 were:

                                            MARKET VALUE   COLLATERAL
FUND                                         (IN 000'S)    (IN 000'S)
----                                        ------------   -----------
Worldwide Growth..........................    $19,111         $20,030
Global Blue Chip..........................      1,129           1,163
Global Growth & Income....................        193             202
Global Technology.........................     45,250          47,295
International Core Growth.................     42,035          44,238
International Small Cap Growth............     38,902          42,563
Emerging Countries........................     25,075          26,067
Pacific Rim...............................         67              68
Latin America.............................        383             409
Large Cap Growth..........................      5,587           5,780
Mid Cap Growth............................     18,939          19,451
Small Cap Growth..........................     24,146          24,811
Mini Cap Growth...........................      6,117           6,344
Convertible...............................         29              30

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. On December 31, 1999 International Core

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

Growth Fund borrowed $12,200,000 for four days at an interest rate of 5.158%. On March 31, 2000 the Global Technology Fund and Mini Cap Fund borrowed a total of $4,015,000 at an interest rate of 6.610%. These were the only uses of the credit facility during the periods presented.

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects the capital loss carryforwards as of March 31, 2000.

                                           CAPITAL LOSS
                                           CARRYFORWARDS   EXPIRATION
FUND                                        (IN 000'S)        DATE
----                                       -------------   ----------
Value....................................      $710         3/31/2008
Short Intermediate.......................        35         3/31/2008
                                                 39         3/31/2007
                                                 52         3/31/2006
                                                 48         3/31/2005
High Quality Bond........................       279         3/31/2008

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Advisor of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Mini Cap Growth, Emerging Countries
  and Latin America.................   1.25%
Small Cap Growth, International Core
  Growth, International Small Cap
  Growth, Pacific Rim Worldwide
  Growth, Global Technology and
  Global Healthcare.................   1.00%
Global Growth & Income..............   0.85%
Global Blue Chip....................   0.80%
Large Cap Growth, Value, Mid Cap
  Growth and Convertible............   0.75%
High Yield Bond.....................   0.60%
High Quality Bond...................   0.45%
Short Intermediate..................   0.30%

  The fees are reduced on Mid Cap Growth, Convertible, High Quality Bond, Short Intermediate, International Core Growth, International Small Cap Growth and Worldwide Growth when the average net assets exceed $500 million ($250 million for Short Intermediate). For Short Intermediate Fund and High Quality Bond Fund, the Investment Advisor has entered into an agreement with Criterion Investment Management LLC ("the subadvisor").

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

The agreeement states that the subadvisor will receive a fee paid by the advisor at an annualized rate of 0.25% of each of the Fund's daily net assets.

  Under an Administrative Services agreement the Investment Advisor provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%.

  The Investment Advisor has agreed to limit the Fund's expenses to certain levels through March 31, 2000. Expenses reimbursed by the Investment Advisor prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Advisor from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Advisor will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes and brokerage) when they fall below the limit, and the voluntary limit.

                                     EXPENSE LIMIT
                               --------------------------   UNREIMBURSED
                               INSTITUTIONAL   RETIREMENT    AMOUNTS AT
FUND                               CLASS         CLASS         3/31/00
-----------------------------  -------------   ----------   -------------
Worldwide Growth.............      1.35%             -       $  326,892
Global Blue Chip.............      1.20%             -          254,571
Global Growth & Income.......      1.35%             -          313,614
Global Technology............      1.40%             -           87,005
Global Health Care...........      1.40%             -           11,329
International Core Growth....      1.40%         1.65%          236,220
International Small Cap
 Growth......................      1.40%            --          711,894
Emerging Countries...........      1.65%         1.90%        1,021,568
Pacific Rim..................      1.40%             -          259,600
Latin America................      1.65%             -          220,370
Large Cap Growth.............      1.00%         1.25%          139,357
Mid Cap Growth...............      1.00%         1.25%          950,145
Small Cap Growth.............      1.17%         1.42%        1,651,050
Mini Cap Growth..............      1.56%             -          590,567
Value........................      1.00%         1.25%          311,946
Convertible..................      1.00%             -          671,157
Short Intermediate...........      0.35%             -          606,735
High Quality Bond............      0.45%         0.70%          609,097
High Yield Bond..............      0.75%             -          128,631

  The Class R shares have a shareholder servicing agreement. The shareholder servicing plan is a compensation plan, which compensates the Distributor for expenses in connection with non-distribution shareholder services provided by the Distributor to other financial institutions. The Class R shares pay an annual fee on average daily net assets of up to 0.25% under the shareholder servicing agreement.

  Certain officers of the Trust are also officers of the Investment Advisor and Distributor. The Trustees who are not affiliated with the Investment Advisor receive annual compensation of approximately $18,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the year ended March 31, 2000 to indicate the volume of transactions in each Fund. The tax cost of securities held at March 31, 2000, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                                  NET
                                                                  GROSS          GROSS         UNREALIZED
                       PURCHASES                                UNREALIZED     UNREALIZED     APPRECIATION
                          (IN         SALES       TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
FUND                    $000'S)    (IN $000'S)   (IN $000'S)   (IN $000'S)    (IN $000'S)     (IN $000'S)
----                   ---------   -----------   -----------   ------------   ------------   --------------
Worldwide Growth.....   274,446       278,930       129,842        58,561         3,620           54,941
Global Blue Chip.....    56,445        56,005        18,056         6,788           687            6,101
Global Growth &
 Income..............    19,342        19,893         6,844         1,831           275            1,556
Global Technology....   716,540       490,693       343,600        85,440        28,928           56,512
Global Health Care...   264,690       167,888       129,396         6,502         5,926              576
Int'l Core Growth....   425,398       322,135       265,185        75,742        10,739           65,003
Int'l Small Cap
 Growth..............   275,699       217,735       209,004        74,584        13,153           61,431
Emerging Countries...   423,972       409,738       226,839        75,477        10,266           65,211
Pacific Rim..........    11,041        10,469         3,261           480           210              270
Latin America........    17,542        16,322         4,568           970            95              875
Large Cap Growth.....   160,433        80,420        92,182        31,095           561           30,534
Mid Cap Growth.......   213,392       232,280       129,946       128,017         5,453          122,564
Small Cap Growth.....   202,313       280,119       159,498       127,283         8,409          118,874
Mini Cap Growth......    98,660       126,355        56,368        41,247         4,358           36,889
Value................    55,337        49,781        32,521         1,876         2,412             (536)
Convertible..........   122,466       119,204        97,431        21,147         3,786           17,361
Short Intermediate
 Fixed Income........    30,281        26,102        23,474             9           270             (261)
High Quality Bond....    42,191        35,444        24,903           203           608             (405)
High Yield Bond......    34,546        25,353        22,102           175           860             (685)

  Gains and losses resulting from redemptions-in-kind are included in the realized gain/loss from securities and foreign currency transactions. During the period, International Small Cap had a redemption-in-kind valued at $9,697,505.

NOTE E -- FINANCIAL INSTRUMENTS

  During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

FORWARDS

  When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

  At March 31, 2000, Global Growth & Income, Short Intermediate and High Quality Bond had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                                                                       NET
                                                                                    UNREALIZED
                                           LOCAL       SETTLEMENT       MARKET    APPRECIATION/
                                          CURRENCY        DATE          VALUE     (DEPRECIATION)
                                          --------   ---------------   --------   --------------
                                                                         US$           US$
GLOBAL GROWTH & INCOME
To Buy:
New Zealand Dollar*.....................  107,000       May 10, 2000    53,155           461
To Sell:
British Pound...........................   55,000       May 10, 2000    87,757           476
New Zealand Dollar*.....................  107,000       May 10, 2000    51,155          (611)
                                                                                      ------
Net equity in foreign currency exchange
 contracts..............................                                                 326
                                                                                      ======

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                      NET
                                                                                   UNREALIZED
                                          LOCAL       SETTLEMENT       MARKET    APPRECIATION/
                                         CURRENCY        DATE          VALUE     (DEPRECIATION)
                                         --------   ---------------   --------   --------------
                                                                        US$           US$
SHORT INTERMEDIATE
To Buy:
European Euro*.........................  895,000       May 10, 2000    858,542      (16,096)
To Sell:
European Euro*.........................  (895,000)     May 10, 2000   (858,542)      16,790
                                                                                    -------
Net equity in foreign currency exchange
  contracts.                                                                            694
                                                                                    =======

                                                                                      NET
                                                                                   UNREALIZED
                                          LOCAL       SETTLEMENT       MARKET    APPRECIATION/
                                         CURRENCY        DATE          VALUE     (DEPRECIATION)
                                         --------   ---------------   --------   --------------
                                                                        US$           US$
HIGH QUALITY BOND
To Buy:
Australian Dollar......................  340,000       May 10, 2000    206,467      (10,137)
European Euro..........................  200,000       May 10, 2000    191,853       (9,782)
To Sell:
Australian Dollar......................  170,000       May 10, 2000   (103,233)       1,223
European Euro..........................  435,000       May 10, 2000   (417,280)       8,161
European Euro..........................  115,000       May 10, 2000   (110,315)       3,029
European Euro..........................  175,000       May 10, 2000   (167,871)       2,325
European Euro..........................  135,000       May 10, 2000   (129,501)         368
                                                                                    -------
Net equity in foreign currency exchange
 contracts.............................                                              (4,813)
                                                                                    =======

* The Fund has entered into offsetting forward currency contracts.

FUTURES

  At March 31, 2000, High Quality Bond had outstanding futures contracts as follows:

                                                     MATURITY                  VALUE AT     UNREALIZED
                                          UNITS        DATE      OPEN VALUE    3/31/2000    GAIN (LOSS)
                                       -----------   ---------   ----------   -----------   -----------
United States Treasury Bond                    12    6/16/2000   $1,133,062   $ 1,172,250     $39,188
United States Treasury Bond                   (20)   6/16/2000   (1,899,375)   (1,961,563)    (62,188)
                                                                                            -----------
Total Futures                                                                                 ($ 23,000)
                                                                                            ===========

  At March 31, 2000, the following securities, included in the accompanying schedule of investments, were deposited in a segregated custodian account as collateral for the futures contracts.

                                               PRINCIPAL   VALUE AT
                                                AMOUNT     3/31/2000
                                               ---------   ---------
GNMA Pool # 467362, 6.5%, 12/15/28             $369,963    $346,378
United States Treasury Bond, 8.875%, 8/15/17    250,000     319,843
                                                           --------
Total collateral for futures contracts                     $666,221
                                                           ========

NOTE F -- CAPITAL ACTIVITY (UNAUDITED)

  The Trust has unlimited shares of no par value beneficial interest authorized.

  The following table shows the net assets of the Funds immediately before and after the reorganization described in Note A. The reorganization, which represented a change in corporate form, is accounted for by pooling the net assets and results of operations of the combined Funds.

                                                     NET ASSETS
                                               -----------------------
                                                 BEFORE       AFTER
FUND                                           (IN 000'S)   (IN 000'S)
----                                           ----------   ----------
Global Blue Chip.............................   $ 11,337     $ 11,337
Global Growth & Income.......................      5,688        5,688
Global Technology............................     29,025       29,025
Pacific Rim..................................      1,382        1,382
Latin America................................      4,914        4,914
Mini Cap Growth..............................     57,541       57,541
Short Intermediate...........................     20,667       20,667

NOTE G -- SPECIAL MEETINGS OF SHAREHOLDERS

  A Special meeting of shareholders of the Latin America Fund (the "Fund") was held at the offices of the Trust on March 20, 2000. Shareholders of the Fund were asked to approve a change in the Fund's fundamental investment policies with respect to diversification of its portfolio securities thereby reclassifying the Fund from a "diversified" fund to a "non-diversified" fund as those terms are defined under the Investment Company Act of 1940. In the matter of approving the change to the Fund's fundamental investment policies, 241,216,506 shares voted in favor, 0 shares voted against and 0 shares abstained from voting.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

NOTE H -- ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

  The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                                                               FOREIGN SOURCE
FUND:                                                             INCOME:        FTC TOTAL:
-----                                                             -------        ----------
Worldwide Growth                                                         $0             $0
Global Blue Chip                                                          0              0
Global Growth & Income                                                    0              0
Global Technology                                                         0              0
Global Health Care                                                        0              0
International Core Growth                                         1,055,509        131,906
International Small Cap Growth                                      372,035         39,442
Emerging Countries                                                        0              0
Pacific Rim                                                          19,864          2,340
Latin America                                                             0              0
Large Cap Growth                                                          0              0
Mid Cap Growth                                                            0              0
Small Cap Growth                                                          0              0
Mini Cap Growth                                                           0              0
Value                                                                     0              0
Convertible                                                               0              0
Short Intermediate Fixed                                                  0              0
High Quality                                                              0              0
High Yield                                                                0              0

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  The percentage of ordinary dividends paid by the Funds during the year ended 3/31/00, which qualify for the Dividends Received Deduction available to corporate shareholders was:

FUND:                                PERCENTAGE:       FUND:                                PERCENTAGE:
-----                                -----------       -----                                -----------
Worldwide Growth                         0.82%         Large Cap Growth                         3.16%
Global Blue Chip                         0.25%         Mid Cap Growth                           0.59%
Global Growth & Income                   0.88%         Small Cap Growth                         0.41%
Global Technology                        0.02%         Mini Cap Growth                          0.05%
Global Health Care                       0.17%         Value                                  100.00%
International Core Growth                0.00%         Convertible                              4.67%
International Small Cap Growth           0.00%         Short Intermediate Fixed                 2.63%
Emerging Countries                       0.00%         High Quality                             4.20%
Pacific Rim                              0.00%         High Yield                               0.67%
Latin America                            0.00%

  The Funds hereby designate the following approximate amounts as capital gains distributions for the purpose of the Dividends Paid Deduction:

FUND:                                AMOUNTS:       FUND:                                 AMOUNTS:
-----                                --------       -----                                 --------
Worldwide Growth                           $0       Large Cap Growth                             $0
Global Blue Chip                      563,278       Mid Cap Growth                                0
Global Growth & Income                 71,311       Small Cap Growth                              0
Global Technology                      78,319       Mini Cap Growth                       8,634,151
Global Health Care                          0       Value                                         0
International Core Growth                   0       Convertible                                   0
International Small Cap Growth              0       Short Intermediate Fixed                      0
Emerging Countries                          0       High Quality                                  0
Pacific Rim                            57,199       High Yield                                    0
Latin America                               0

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------
ERNST & YOUNG LLP
725 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017
PHONE: 213 977 3200

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the following series of Nicholas-Applegate Institutional Funds: Worldwide Growth Fund, Global Blue Chip Fund, Global Growth & Income Fund, Global Technology Fund, Global Health Care Fund, International Core Growth Fund, International Small Cap Growth Fund, Emerging Countries Fund, Pacific Rim Fund, Latin America Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Mini Cap Growth Fund, Value Fund, Convertible Fund, Short Intermediate Fund, High Quality Bond Fund and High Yield Bond Fund (hereinafter the "Funds") as of March 31, 2000 and the related statements of operations, the statements of changes in net assets and the financial highlights for the respective periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Nicholas-Applegate Institutional Funds, named above, as of March 31, 2000, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
May 5, 2000

--------------------------------------------------------------------------------

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                               Arthur E. Nicholas
                                 Walter E. Auch
                               Darlene T. DeRemer
                                George F. Keane

                                    OFFICERS

                         John J.P. McDonnell, PRESIDENT
                         E. Blake Moore, Jr., SECRETARY
                          C. William Maher, TREASURER

                               INVESTMENT ADVISER

                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR

                         Nicholas-Applegate Securities

                                   CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                       State Street Bank & Trust Company

NICHOLAS-APPLEGATE-Registered
                   Trademark-
INSTITUTIONAL FUNDS


600 West Broadway
San Diego, California 92101
800 - 551 - 8643
Nicholas-Applegate Securities, Distributor






                                                                     ANN300INST

                                                  NICHOLAS-APPLEGATE-Registered
                                                                     Trademark-
                                                            INSTITUTIONAL FUNDS





                                  Annual Report
                               Retirement Shares
                                 MARCH 31, 2000

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER:

We are pleased to bring you the Nicholas-Applegate Institutional Funds Annual Report for fiscal year ended March 31, 2000. During the period, we commemorated the close of the millennium amid unparalleled developments in the world's capital markets. The year also marked a successful celebration of Nicholas-Applegate's 15th year anniversary.

  In the United States, a strong economy, subdued inflation and the robust growth in technology and telecommunications drove unprecedented gains in the equity market. 1999 capped the best decade ever for US stock investors. The S&P 500 Index climbed 433.0% or 18.2% on an annualized basis -- for the decade.

  Strong returns among technology stocks helped growth stocks significantly outperform value stocks, especially within the smaller-cap segment. Spurred by accelerating growth in wireless communications and Internet-related commerce, technology stocks emerged as investor favorites for the most part of the period. Despite a sell-off triggered by concerns over high valuations in the sector toward the end of the fiscal year, we believe technology will continue to play an important role in driving global economic growth in years to come.

  Overseas, signs of economic re-acceleration, corporate restructurings, strong growth in technology and telecommunications, as well as brisk merger and acquisition activity boosted returns for stocks in Europe, Japan and emerging markets. Favorable developments in international markets have created a global market environment with unmatched opportunities. For instance, in 1970, the US market accounted for 66% of the world's market capitalization. Today, the United States represents less than half.

  Fixed income markets were negatively affected by rising short-term interest rates during much of the period. The Federal Reserve raised short-term interest rates five times in the fiscal year. At the same time, inflation remained subdued despite investor worries. US economic growth was solid and the Fed remains committed to fighting inflation -- all positive signs for bonds over the long-term.

  It was in this dynamic market environment that Nicholas-Applegate celebrated its 15th anniversary in 1999. Over the last 12 months, Nicholas-Applegate has continued to achieve solid performance results by adhering to our investment philosophy and process. To ensure continued strong performance and dedicated client service, we implemented a number of initiatives during the fiscal year. These include hiring additional talented professionals across various areas of the firm and enhancing infrastructure to strengthen our position as a leader in investment technology.

  As we continue to sharpen our competitive focus, I believe Nicholas-Applegate is better positioned to deliver superior long-term performance results and responsive client service than at any point in our 15-year history.

  And as we mark the beginning of a new century, we look forward to the opportunity to contribute to the success of your investment goals. Thank you for your support of the Nicholas-Applegate Institutional Funds. We welcome your comments and look forward to continuing our work with you in the coming years.

Sincerely Yours,

/S/ ART NICHOLAS
Art Nicholas
Chairman

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                PAGE
The Funds' Review and Outlook, Performance and Schedule of
 Investments
  International Core Growth.................................      1
  Emerging Countries........................................      7
  Large Cap Growth..........................................     12
  Mid Cap Growth............................................     15
  Small Cap Growth..........................................     19
  Value.....................................................     27
  High Quality Bond.........................................     31
The Funds'
  Financial Highlights......................................     38
  Statement of Assets and Liabilities.......................     40
  Statement of Operations...................................     42
  Statement of Changes in Net Assets........................     44
  Notes to Financial Statements.............................     46
  Report of Independent Auditors............................     52

------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Retirement Shares. Distributor: Nicholas-Applegate Securities.

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Partner, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; ERNESTO RAMOS, PH.D., Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA A. GRIGOLITE, Portfolio Manager; PEDRO V. MARCAL, Partner, Portfolio Manager; JON BORCHARDT, Investment Analyst; JOHN L. BRACKEN, JR., Investment Analyst; DAVID LOPEZ, Investment Analyst; JACOB POZHARNY, PH.D., Investment Analyst; ROLF SCHILD, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly-traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: Developed non-US stock markets produced strong results in the 12-month period ended March 31, 2000.

  During the fiscal year, the European Central Bank raised interest rates 75 basis points for the 11 members of the European Monetary Union. But higher interest rates did not dampen accelerating economic growth in Europe where the investment environment was characterized by corporate restructuring and record levels of merger and acquisition activity.

  The Japanese equity market posted impressive results due to signs of a pick-up in economic growth, increased consumer confidence and structural reform.

  The market succumbed to selling pressure in the first quarter of 2000 due to profit taking and portfolio positioning in anticipation of Japan's March 31st fiscal year end. However, for the period as a whole, the MSCI Japan Index climbed 45.1%.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund gained 61.3% versus 25.1% for the MSCI EAFE Index.

  PORTFOLIO SPECIFICS: Stock selection, especially among Japanese technology companies, contributed to the fund's outperformance during the period. NTT Mobile Communications of Japan, a provider of wireless communications, was one of the fund's top performers.

  ARM Holdings PLC in the United Kingdom also performed well. The company designs reduced instruction set computing (RISC) microprocessors and licenses and sells its products to Alcatel, Intel, Lucent, Samsung and Sony.

  MARKET OUTLOOK: Many of the favorable themes that drove developed international stock markets during the fiscal year remain in place. As a result, we believe the prospects for these markets remain compelling. Our bottom-up stock selection continues to uncover promising investment opportunities in the developed non-US countries.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES WITH THE MSCI EAFE INDEX.

                                                                                                  SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                INCEPTION
                           61.32%                             As of 3/31/00                       34.76%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INTERNATIONAL CORE
             GROWTH FUND       MSCI EAFE
          RETIREMENT SHARES      INDEX
12/27/96         $250,000.00  $250,000.00
12/96             252,489.63   249,475.00
1/97              274,481.33   240,743.38
2/97              277,178.42   244,691.57
3/97              282,365.15   245,572.46
4/97              286,307.05   246,873.99
5/97              312,863.07   262,945.49
6/97              330,705.39   277,433.78
7/97              351,867.22   281,928.21
8/97              333,402.49   260,868.17
9/97              357,883.82   275,476.79
10/97             328,215.77   254,292.63
11/97             324,481.33   251,698.84
12/97             328,838.17   253,888.62
1/98              340,871.37   265,491.33
2/98              364,107.88   282,527.91
3/98              385,684.65   291,229.77
4/98              396,887.97   293,536.31
5/98              406,639.00   292,112.66
6/98              411,203.32   294,332.71
7/98              429,460.58   297,305.47
8/98              367,842.32   260,469.33
9/98              350,207.47   252,472.92
10/98             356,639.00   278,780.60
11/98             378,008.30   293,054.16
12/98             398,755.19   304,600.50
1/99              414,107.88   303,686.69
2/99              396,887.97   296,458.95
3/99              409,543.57   308,821.29
4/99              424,273.86   321,328.55
5/99              408,091.29   304,780.45
6/99              440,248.96   316,663.84
7/99              454,356.85   326,068.76
8/99              461,410.79   327,258.91
9/99              468,257.26   330,554.41
10/99             498,962.66   342,950.20
11/99             563,485.48   354,866.00
12/99             672,482.42   386,715.78
1/00              624,551.71   362,144.25
2/00              700,286.38   371,893.17
3/31/00           660,655.36   386,322.62

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI EAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The average company has a market capitalization of over $3 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
COMMON STOCK & EQUIVALENTS -- 93.2%
--------------------------------------------------------------
AUSTRALIA -- 0.7%
  The News Corp., Ltd. -- ADR....        39,100   $  2,199,375
                                                  ------------
BELGIUM -- 1.3%
  Fortis (B).....................        55,200      1,415,600
  Lernout & Hauspie Speech
    Products N.V.*...............        23,500      2,596,750
                                                  ------------
                                                     4,012,350
                                                  ------------
BERMUDA -- 0.1%
  FLAG Telecom Holdings, Ltd.*...        19,000        429,875
                                                  ------------
BRAZIL -- 1.3%
  Petroleo Brasileiro S.A. ADR...        56,200      1,529,797
  Tele Norte Leste Participacoes
    S.A. -- ADR..................        52,300      1,392,488
  Telesp Celular Participacoes
    S.A. ADR.....................        23,800      1,349,163
                                                  ------------
                                                     4,271,448
                                                  ------------
CANADA -- 5.0%
  Abitibi-Consolidated, Inc......       148,400      1,419,075
  Anderson Exploration, Ltd.*....        94,900      1,372,710
  Ballard Power Systems, Inc.*...        25,800      2,180,100
  Biovail Corp.*.................        41,400      1,834,538
  Bombardier, Inc. -- Cl. B......        67,000      1,682,153
  Falconbridge, Ltd..............        60,200        895,661
  Nortel Networks................        31,200      3,931,199
  Precision Drilling Corp.*......        41,800      1,395,075
  QLT PhotoTherapeutics, Inc.*...        23,800      1,314,950
                                                  ------------
                                                    16,025,461
                                                  ------------
DENMARK -- 1.0%
  Tele Denmark AS B Shares.......        34,000      3,058,929
                                                  ------------
FINLAND -- 2.9%
  Helsingin Puhelin OYJ Series
    E............................        31,800      3,073,371
  Nokia OYJ -- ADR...............        21,600      4,692,601
  Sonera Group OYJ...............        23,300      1,589,688
                                                  ------------
                                                     9,355,660
                                                  ------------
FRANCE -- 8.9%
  Alcatel........................         8,900      1,952,813
  Axa............................         8,600      1,218,765
  Bouygues S.A...................         2,773      2,197,085
  Bouygues S.A. -- Rts.*.........             5             24
  Dassault Systemes S.A. A Shares
    -- ADR.......................        16,100      1,465,100
  Genset S.A. -- ADR*............        23,700        769,880
  Lagardere S.C.A................        35,700      2,898,589
  Pechiney S.A. A Shares.........        29,000      1,422,193
  Rhodia S.A.....................        93,000      1,664,145
  Societe Television Francaise
    1............................         7,400      5,452,416
  Total Fina Elf S.A.............        36,107      5,407,197
  Vivendi S.A....................        33,000      3,805,113
                                                  ------------
                                                    28,253,320
                                                  ------------
                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
GERMANY -- 6.3%
  Bayerische Motoren Werke AG....        53,600   $  1,690,000
  EM.TV & Merchandising AG.......        36,100      2,936,248
  Epcos AG*......................        21,400      2,825,917
  Intershop Communications AG*...        10,300      5,194,149
  MobilCom AG....................         6,800        962,373
  SAP AG.........................         4,400      3,168,297
  Siemens AG.....................         9,400      1,353,726
  Thyssen Krupp AG*..............        78,300      1,929,326
                                                  ------------
                                                    20,060,036
                                                  ------------
HONG KONG -- 1.5%
  China Telecom (Hong Kong), Ltd.
    -- ADR*......................         8,600      1,524,350
  HSBC Holdings PLC..............       136,000      1,589,418
  Hutchison Whampoa, Ltd.........        96,000      1,732,228
                                                  ------------
                                                     4,845,996
                                                  ------------
HUNGARY -- 0.4%
  Magyar Tavkoziesi -- ADR.......        26,300      1,173,638
                                                  ------------
INDIA -- 0.2%
  Infosys Technologies, Ltd. --
    ADR..........................         2,700        521,100
                                                  ------------
ITALY -- 3.2%
  Alleanza Assicurazioni SpA.....       160,000      1,570,847
  Mediaset SpA...................       155,400      3,087,059
  Seat-Pagine Gialle SpA.........       270,700      1,341,790
  Telecom Italia Mobile SpA......       178,800      2,193,421
  Telecom Italia SpA.............       130,100      1,942,086
                                                  ------------
                                                    10,135,203
                                                  ------------
JAPAN -- 19.0%
  FANUC, Ltd.....................        33,900      3,556,418
  Fast Retailing Co., Ltd........         6,400      2,817,335
  Ito-Yokado Co., Ltd............        25,000      1,789,109
  Keyence Corp...................         5,630      2,250,573
  Kyocera Corp...................        10,900      1,823,663
  Mitsubishi Electric Corp.......       173,000      1,632,760
  Mitsui Fudosan Co., Ltd........       219,000      2,092,527
  Murata Manufacturing Co.,
    Ltd..........................         9,000      2,189,343
  NEC Corp.......................        71,000      2,097,499
  Nikon Corp.....................        47,000      1,805,489
  Nippon Steel Corp..............       773,000      1,846,488
  Nippon Telegraph and Telephone
    Corp.........................            88      1,398,528
  Nomura Securities Co., Ltd.....       112,000      3,658,168
  NTT DoCoMo, Inc................            84      3,447,960
  OMRON Corp.....................        56,000      1,594,306
  Pioneer Electronics Corp.......        67,000      1,900,941
  Promise Co., Ltd...............        27,700      2,136,275
  Softbank Corp..................         3,800      3,390,045
  Sony Corp......................        12,000      1,696,485
  Sony Corp. (New Shares)........        12,000      1,708,185
  Sumitomo Bank, Ltd.............       120,000      1,790,084
  Sumitomo Corp..................       180,000      2,183,201
  TDK Corp.......................        16,000      2,180,861
  Tokyo Electron, Ltd............         9,000      1,360,113
  Toshiba Corp...................       204,000      2,080,476

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------

COMMON STOCK & EQUIVALENTS (Continued)
---------------------------------------------------------
JAPAN (CONTINUED)

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
  Toyoda Gosei Co., Ltd..........        36,000   $  2,632,477
  Toyota Motor Corp..............        36,000      1,884,854
  Yamato Transport Co., Ltd......        64,000      1,834,544
                                                  ------------
                                                    60,778,707
                                                  ------------
MEXICO -- 1.2%
  Telefonos de Mexico S.A. Series
    L -- ADR.....................        57,200      3,832,400
                                                  ------------
NETHERLANDS -- 8.1%
  ASM Lithography Holding N.V. --
    ADR*.........................        28,900      3,229,575
  Equant N.V.*...................        23,600      1,957,932
  Equant N.V. (Regd.)*...........         9,600        816,600
  Koninklijke Philips Electronics
    N.V. -- ADR..................        24,600      4,214,288
  KPN N.V........................        37,500      4,293,491
  KPNQwest N.V. Series C*........        40,400      2,149,427
  QIAGEN N.V.*...................         5,300        760,736
  STMicroelectronics N.V.........        25,100      4,698,405
  United Pan-Europe
    Communications N.V. A
    shares*......................        55,100      2,574,571
  VNU N.V........................        21,000      1,236,841
                                                  ------------
                                                    25,931,866
                                                  ------------
PORTUGAL -- 0.7%
  Portugal Telecom S.A...........       175,300      2,247,777
                                                  ------------
RUSSIA -- 0.4%
  OAO Lukoil Holding -- ADR......        19,200      1,198,080
                                                  ------------
SINGAPORE -- 1.9%
  Chartered Semiconductor
    Manufacturing, Ltd...........       260,000      2,462,438
  Flextronics International,
    Ltd.*........................        52,900      3,726,144
                                                  ------------
                                                     6,188,582
                                                  ------------
SOUTH KOREA -- 1.8%
  Korea Electric Power Corp......        60,890      1,735,386
  Samsung Electronics............         7,510      2,276,272
  SK Telecom Co., Ltd............           540      1,758,878
                                                  ------------
                                                     5,770,536
                                                  ------------
SPAIN -- 3.4%
  Altadis (ex Tabacalera S.A.)...       237,300      3,179,013
  Banco Santander Central Hispano
    S.A..........................       245,000      2,632,767
  Endesa S.A.....................       105,700      2,424,430
  Telefonica S.A.*...............       106,000      2,677,789
                                                  ------------
                                                    10,913,999
                                                  ------------
SWEDEN -- 3.8%
  LM Ericson Telephone Co. Cl. B.
    -- ADR.......................        61,800      5,797,612
                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------

SWEDEN (CONTINUED)

                                      NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------
  Netcom AB B shares*............        25,400   $  2,190,162
  Skandia Forsakrings AB.........        86,000      4,071,065
                                                  ------------
                                                    12,058,839
                                                  ------------
SWITZERLAND -- 0.4%
  UBS AG.........................         4,800      1,261,563
                                                  ------------
UNITED KINGDOM -- 17.7%
  ARM Holdings PLC -- ADR*.......        74,100      4,480,224
  BG Group PLC...................       317,700      1,790,366
  Billiton PLC...................       380,000      1,783,785
  British Aerospace PLC..........       379,197      2,141,463
  British Airways PLC............       375,200      1,972,244
  British Telecom PLC -- ADR.....       157,800      2,957,926
  Cable & Wireless PLC...........       112,700      2,117,930
  Centrica PLC...................       921,400      3,520,433
  CMG PLC*.......................        40,400      3,464,838
  Colt Telecom Group PLC*........        52,700      2,509,558
  Energis PLC*...................        21,300        993,232
  Invensys PLC*..................       836,700      3,717,383
  Logica PLC.....................        39,500      1,323,931
  Marconi Electronics PLC........       118,700      1,418,322
  Nycomed Amersham PLC ORD.......        65,100        531,733
  Pearson PLC ORD................        58,000      2,018,023
  Reuters Group PLC -- ADR.......        23,100      2,757,563
  Rolls-Royal PLC ORD............       322,000      1,044,068
  Saatchi & Saatchi PLC..........        87,400        504,734
  Shell Transport & Trading
    Co...........................       399,900      3,317,394
  Shire Pharmaceuticals PLC --
    ADR*.........................        42,900      2,198,625
  Thus PLC*......................       132,900        993,292
  Vodafone Airtouch PLC..........     1,591,606      8,848,726
                                                  ------------
                                                    56,405,793
                                                  ------------
UNITED STATES -- 2.0%
  Amdocs, Ltd.*..................        56,000      4,126,499
  Schlumberger Ltd...............        30,800      2,356,200
                                                  ------------
                                                     6,482,699
                                                  ------------
TOTAL COMMON STOCK & EQUIVALENTS
  (Cost: $230,289,962).........................    297,413,232
                                                  ------------
--------------------------------------------------------------
PREFERRED STOCK -- 1.2%
--------------------------------------------------------------
BRAZIL -- 0.3%
  Banco Bradesco S.A.............   119,136,000        981,763
                                                  ------------
GERMANY -- 0.9%
  ProSieben Media AG.............        23,600      2,698,649
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost: $4,677,192)...........................      3,680,412
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------
FOREIGN CORPORATE BOND -- 0.0%
--------------------------------------------------------------
UNITED KINGDOM -- 0.0%
  British Aerospace PLC
    7.450%, 11/30/03
    (Cost: $3)...................  $          2   $          3
                                                  ------------
--------------------------------------------------------------
TIME DEPOSIT -- 9.1%
--------------------------------------------------------------
  HSBC Holdings PLC
    5.625%, 04/03/00
    (Cost: $29,094,722)..........    29,094,722     29,094,722
                                                  ------------

TOTAL INVESTMENTS -- 103.5%
  (Cost: $264,061,879)........................   330,188,369
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (3.5)%......................................   (11,081,166)
                                                ------------
NET ASSETS -- 100.0%..........................  $319,107,203
                                                ------------
                                                ------------
---------------

                    *   Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Advertising.....................        0.2%
Aerospace & Defense.............        1.0
Airlines........................        0.6
Applications Software...........        0.2
Audio/Video Products............        1.7
Auto Manufacturers..............        1.1
Auto Parts & Equipment..........        0.8
Banking.........................        9.1
Biotechnology...................        0.5
Broadcasting....................        0.9
Building & Construction.........        0.7
Chemicals.......................        0.5
Computer Services...............        2.0
Computer Software...............        1.0
Computers.......................        2.6
Distribution/Wholesale..........        0.7
Diversified Financial
  Services......................        3.3
Diversified Manufacturing.......        2.2
Diversified Operations..........        3.2
Drilling........................        0.4
Drugs/Pharmaceuticals...........        1.7
Electric........................        1.8
Electronic
  Components/Semiconductors.....       11.1
Electronics.....................        2.6
Insurance.......................        2.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Internet Software...............        1.6%
Medical Products................        0.2
Metals..........................        0.7
Mining..........................        0.6
Money Center Banks..............        1.8
Multimedia......................        2.2
Oil & Gas Producers.............        4.7
Oil & Gas Services..............        2.4
Paper & Related Products........        0.4
Photo Equipment & Supplies......        0.6
Publishing......................        0.8
Real Estate Development.........        0.7
Regional/Commercial Banks.......        0.8
Retail - Apparel................        0.9
Retail - Miscellaneous..........        0.6
Steel...........................        0.6
Telecommunication Equipment.....        4.5
Telecommunications..............       21.5
Television......................        4.3
Tobacco.........................        1.0
Transportation..................        0.6
Liabilities in Excess of Other
  Assets........................       (3.5)
                                      -----
NET ASSETS......................      100.0%
                                      -----
                                      -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: PEDRO V. MARCAL, Partner, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; JASON CAMPBELL, Portfolio Manager; JESSICA GONCALVES, Portfolio Manager; THEODORA JAMISON, Investment Analyst; JOHN MAZUR, Investment Analyst; ANDREW PARMET, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: Following the economic and currency crises in 1997 and 1998, structural reform and improving economies paved the way for solid stock market returns in the world's emerging countries. Although performance weakened in the third quarter of 1999 after severe earthquakes in Greece, Turkey and Taiwan, emerging markets rebounded decisively in the six months that followed.

  Themes of economic revitalization and restructuring have encouraged continued investor interest in markets in Asia, Latin America and The Europe, Middle East, and Africa (EMEA) region. During the period, countries in Asia exhibited signs that they are on the road to recovery, with most countries expecting real GDP growth to move into positive territory in 2000. Financial fundamentals in Latin America continue to improve. And the economies of Eastern Europe are on firm ground as stronger European Union growth boosts exports throughout the region.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund gained 75.9% versus 51.5% for the MSCI Emerging Markets Free Index.

  PORTFOLIO SPECIFICS: The fund's strong returns during the period can be attributed to stock selection, particularly in the technology sector.

  One of the fund's best-performing stocks was Datacraft Asia of Singapore, an information technology service provider and the premier Asian systems integrator for Cisco Systems and Ascend Communications. In the last few years, the company has benefited from a focus on China.

  Infosys Technologies of India, a software contract programmer whose client list includes blue-chip US companies, was also a major contributor to fund performance as was Samsung Electronics of South Korea, the world's largest maker of dynamic random access memory (DRAM) chips.

  The fund's holdings were diversified across the world's emerging market regions throughout the period.

  MARKET OUTLOOK: We continue to identify excellent opportunities for growth in the emerging countries of the world. We are seeing improvements in demand and productivity in Latin America as technology advances reach the region and are embraced by individuals and businesses. The outlook for growth among resource-oriented companies in emerging countries is also improving as prices stabilize and demand continues to grow. Overall, we believe that emerging countries will continue to provide opportunities that are best identified through an investment style focused on stock selection supported by fundamental research.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND RETIREMENT SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/00                       SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           75.85%                                19.31%                          15.01%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          EMERGING COUNTRIES FUND   MSCI EMF
             RETIREMENT SHARES        INDEX
11/28/94              $250,000.00  $250,000.00
11/94                  251,782.53   254,738.25
12/94                  236,853.83   234,359.19
1/95                   217,691.62   209,517.12
2/95                   215,463.46   204,069.67
3/95                   218,137.25   205,294.09
4/95                   230,837.79   214,511.79
5/95                   248,440.29   225,923.82
6/95                   251,114.08   226,601.59
7/95                   267,825.31   231,677.47
8/95                   266,265.60   226,209.88
9/95                   266,488.41   225,146.69
10/95                  253,565.06   216,523.57
11/95                  247,994.65   212,669.46
12/95                  252,896.61   222,111.98
1/96                   275,846.70   237,904.14
2/96                   279,857.40   234,121.47
3/96                   280,971.48   235,947.61
4/96                   298,796.79   245,385.52
5/96                   309,046.35   244,281.28
6/96                   309,491.98   245,795.83
7/96                   297,682.71   229,007.97
8/96                   310,383.24   234,870.58
9/96                   315,953.65   236,913.95
10/96                  307,709.45   230,588.35
11/96                  319,741.53   234,462.23
12/96                  323,083.78   235,517.31
1/97                   346,925.13   251,579.59
2/97                   357,620.32   262,347.20
3/97                   351,604.28   255,447.47
4/97                   354,500.89   255,907.27
5/97                   375,668.45   263,226.22
6/97                   404,188.95   277,308.82
7/97                   423,573.98   281,440.72
8/97                   391,042.78   245,641.46
9/97                   418,894.83   252,445.73
10/97                  352,049.91   211,019.39
11/97                  342,023.17   203,317.18
12/97                  354,723.71   208,217.12
1/98                   334,224.60   191,886.66
2/98                   360,962.57   211,915.78
3/98                   381,461.68   221,112.93
4/98                   393,716.58   218,705.01
5/98                   352,718.36   188,733.68
6/98                   328,431.37   168,935.51
7/98                   343,360.07   174,290.77
8/98                   242,869.88   123,903.31
9/98                   243,092.69   131,762.49
10/98                  263,368.98   145,637.08
11/98                  276,960.78   157,749.72
12/98                  278,743.32   155,462.35
1/99                   287,210.34   152,954.74
2/99                   281,417.11   154,442.99
3/99                   299,910.87   174,798.58
4/99                   333,778.97   196,424.66
5/99                   332,219.25   195,281.86
6/99                   374,777.18   217,444.40
7/99                   366,532.98   211,529.91
8/99                   366,310.16   213,454.83
9/99                   360,962.57   206,240.06
10/99                  367,424.24   210,630.91
11/99                  408,422.46   229,517.13
12/99                  499,108.73   285,413.34
1/00                   491,978.61   259,953.48
2/00                   542,557.93   263,479.75
3/31/00                527,406.42   264,770.80

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged MSCI EMF Index is composed of approximately 900 companies which represent the stock markets of 25 countries, including South Korea, Brazil and South Africa. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 94.4%
--------------------------------------------------------------
ARGENTINA -- 0.5%
  Telecom Argentina Stet-France
    Telecom S.A. -- ADR...........       41,100   $  1,428,225
                                                  ------------
BRAZIL -- 11.2%
  Banco Bradesco S.A..............  255,502,000      2,105,512
  CIA Vale do Rio Doce A*.........       55,500      1,510,745
  Electropaulo
    Metropolitana-Electricidad de
    Sao Paulo S.A.*...............   58,625,000      4,387,636
  Embratel Participacoes S.A......      126,800      3,249,250
  Globo Cabo S.A.*................      118,400      2,220,000
  Petroleo Brasileiro S.A.........   21,312,600      5,764,784
  Tele Centro Sul Participacoes
    S.A. -- ADR...................       44,300      3,588,300
  Tele Norte Leste Participacoes
    S.A...........................      119,100      3,171,038
  Telecomunicacoes Brasileiras
    S.A. -- ADR...................       14,200      2,125,563
  Telesp Celular Participacoes
    S.A. -- ADR...................       99,100      5,617,731
                                                  ------------
                                                    33,740,559
                                                  ------------
BRITISH VIRGIN ISLANDS -- 0.6%
  MIH, Ltd.*......................       28,300      1,726,300
                                                  ------------
CZECH REPUBLIC -- 1.6%
  Ceske Radiokomunikace -- GDR
    144A*.........................       39,700      2,054,475
  Cesky Telecom A.S.*.............      127,587      2,804,778
                                                  ------------
                                                     4,859,253
                                                  ------------
DOMINICAN REPUBLIC -- 0.3%
  Tricom S.A. -- ADR*.............       29,800        715,200
                                                  ------------
EGYPT -- 0.9%
  Al-Ahram Beverages Co. -- GDR
    144A*.........................       50,900        923,835
  Mobinil-Egyptian Mobile Phone
    Services*.....................       37,200      1,799,694
                                                  ------------
                                                     2,723,529
                                                  ------------
GREECE -- 1.4%
  Panafon Hellenic Telecom S.A....      291,200      4,287,127
                                                  ------------
HONG KONG -- 2.3%
  China Telecom (Hong Kong), Ltd
    Cl. H*........................      468,000      4,117,126
  Giordano International, Ltd.....    1,177,000      1,428,453
  PetroChina Co., Ltd.*...........    8,604,000      1,414,386
                                                  ------------
                                                     6,959,965
                                                  ------------
HUNGARY -- 2.0%
  EGIS............................       25,500      1,265,743
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

HUNGARY (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Magyar Tavkozlesi -- ADR........       67,200   $  2,998,800
  Tiszai Vegyi Kombinat...........       86,900      1,593,403
                                                  ------------
                                                     5,857,946
                                                  ------------
INDIA -- 9.5%
  Gujarat Ambuja Cements, Ltd. --
    GDR 144A......................      109,900        522,025
  Himachal Futuristic
    Communications, Ltd.*.........      105,200      4,084,114
  ICICI Ltd. -- ADR*..............       65,500      1,473,750
  Infosys Technologies, Ltd.*.....       51,020     10,415,721
  NIIT, Ltd.......................          150          7,055
  Reliance Industries, Ltd........      683,100      4,926,842
  Satyam Computer Services,
    Ltd...........................       48,300      4,905,543
  Videsh Sanchar Nigam, Ltd.
    144A..........................       63,900      1,710,923
  Zee Telefilms, Ltd..............       24,700        578,911
                                                  ------------
                                                    28,624,884
                                                  ------------
ISRAEL -- 6.5%
  Bank Hapoalim, Ltd..............      733,100      2,335,067
  Bezeq Isreali Telecommunication
    Corp., Ltd....................        2,600         14,051
  Check Point Software
    Technologies, Ltd.*...........       17,600      3,010,700
  Ectel, Ltd.*....................       25,300        502,838
  Gilat Satellite Networks,
    Ltd.*.........................       18,300      2,145,675
  Leumi Bank Le Israel............    1,065,000      2,466,598
  M-Systems Flash Disk Pioneers,
    Ltd.*.........................       18,300        969,900
  Orckit Communications, Ltd.*....       45,100      3,021,700
  RADWARE, Ltd.*..................       33,200      1,286,500
  Teva Pharmaceutical Industries,
    Ltd...........................       99,600      3,716,325
                                                  ------------
                                                    19,469,354
                                                  ------------
MALAYSIA -- 3.9%
  AMMB Holdings Berhad............      550,000      2,055,263
  Malayan Banking Berhad..........      688,000      3,023,579
  Tenaga Nasional Berhad..........    1,947,000      6,558,316
                                                  ------------
                                                    11,637,158
                                                  ------------
MEXICO -- 13.5%
  Carso Global Telecom S.A.*......    2,688,000      8,268,763
  Cemex S.A. -- ADR*..............       59,300      1,341,663
  Coca-Cola Femsa S.A. L Shares --
    ADR...........................       77,800      1,444,163
  Controladora Comercial Mexicana
    S.A...........................    1,322,000      1,797,612
  Corporacion Interamericana de
    Entretenimiento S.A. Cl. B*...    1,366,000      6,858,701
  Fomento Economica Mexicano S.A.
    -- ADR........................       30,700      1,381,500
  Grupo Financiero Banamex Accival
    S.A.*.........................      705,000      3,228,370
  Grupo Mexico S.A. B Shares......      390,000      1,823,726
  Grupo Radio Centro S.A..........       45,500        590,931
  Grupo Televisa S.A. -- GDR
    144A*.........................       45,200      3,073,600
  Telefonos de Mexico S.A. Cl. L
    -- ADR*.......................      115,500      7,738,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
MEXICO (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Tubos de Acero de Mexico S.A. --
    ADR...........................          200   $      3,275
  TV Azteca S.A. de C.V. -- ADR...      196,300      2,895,425
                                                  ------------
                                                    40,446,229
                                                  ------------
POLAND -- 1.5%
  Optimus S.A. O Shares...........       23,200      1,415,764
  Prokom Software S.A.............       24,000      1,365,783
  Softbank S.A. -- GDR............       28,000      1,782,200
                                                  ------------
                                                     4,563,747
                                                  ------------
REPUBLIC OF CHINA -- 1.0%
  United Microelectronics Corp.,
    Ltd...........................      478,000      1,853,565
  Yizheng Chemical Fibre Co.,
    Ltd.*.........................    6,333,000      1,211,863
                                                  ------------
                                                     3,065,428
                                                  ------------
RUSSIA-- 2.9%
  Golden Telecom, Inc.*...........       27,800      1,264,900
  OAO Lukoil Holding..............       56,100      3,500,640
  Surgutneftegaz..................      124,600      1,794,240
  Vimpel-Communications -- ADR*...       51,500      2,179,094
                                                  ------------
                                                     8,738,874
                                                  ------------
SINGAPORE -- 2.6%
  Datacraft Asia, Ltd.............      502,000      4,693,700
  International Press Softcom,
    Ltd.*.........................    2,097,000      1,005,285
  Natsteel Electronics, Ltd.......      305,000      1,997,077
                                                  ------------
                                                     7,696,062
                                                  ------------
SOUTH AFRICA -- 3.6%
  DataTec, Ltd.*..................      150,000      2,658,518
  Dimension Data Holdings,
    Ltd.*.........................      412,660      3,675,794
  Impala Platinum Holdings,
    Ltd...........................       53,500      1,855,539
  Ixchange Technology Holdings,
    Ltd.*.........................      279,700      1,100,424
  M-Cell, Ltd.....................      271,600      1,493,904
                                                  ------------
                                                    10,784,179
                                                  ------------
SOUTH KOREA -- 10.6%
  Cybertek Holdings, Inc.*........       16,560        672,738
  Hanwha Chemical Corp.*..........      179,830      1,374,860
  Housing & Commercial Bank.......        7,369        143,346
  Jang Media Interactive Corp.....       10,210        693,753
  Korea Electric Power Corp.......       64,050      1,825,447
  Korea Next Education Service,
    Inc.*.........................        4,970        714,979
  LG Home Shopping, Inc...........        6,180        659,796
  Mirae Co........................      169,530        950,994
  Pohang Iron & Steel Co., Ltd.
    ..............................        4,890        471,192
  Pohang Iron & Steel Co., Ltd. --
    ADR...........................       73,300      2,015,750
  Samsung Electronics.............       47,887     14,514,495
  SEROME Technology, Inc..........       12,970        661,848
  SK Telecom Co., Ltd.............        1,950      6,351,504
  Turbo Tek Co., Ltd..............       31,670        667,642
                                                  ------------
                                                    31,718,344
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
TAIWAN -- 11.1%
  Accton Technology Corp.*........      341,000   $  1,333,520
  Ambit Microsystems Corp.........      152,000      1,793,230
  Asustek Computer, Inc...........      176,800      2,213,631
  Choice Lithograph, Inc.*........      876,000        762,866
  D-Link Corp.....................      656,000      2,845,613
  Hon Hai Precision Industry Co.,
    Ltd.*.........................      470,800      5,461,465
  Systex Corp.*...................      461,000      4,453,960
  Taiwan Semiconductor -- ADR*....    1,201,000      8,090,864
  Windbond Electronics Corp. --
    GDR 144A*.....................      113,500      3,385,138
  Yageo Corp. -- GDR 144A.........      104,000        765,565
  Zyxel Communications Corp.......      443,000      2,256,490
                                                  ------------
                                                    33,362,342
                                                  ------------
TURKEY -- 3.8%
  Arcelik A.S.....................   19,782,000      1,108,423
  Dogan Sirketler Grubu Holding
    A.S.*.........................   55,653,100      2,031,652
  Dogan Yayin Holding A.S.*.......   73,414,700      1,776,313
  Hurriyet Gazetecilik ve
    Matbaacilik A.S...............   83,707,000      1,883,212
  Turkiye Garanti Bankasi A.S.*...  200,000,000      2,546,906
  Yapi ve Kredi Bankasi...........   80,535,000      2,153,708
                                                  ------------
                                                    11,500,214
                                                  ------------
UNITED KINGDOM -- 0.6%
  Antofagasta Holdings PLC........      302,100      1,898,844
                                                  ------------
UNITED STATES -- 2.5%
  Amdocs, Ltd.*...................       18,500      1,363,219
  Comverse Technology, Inc.*......       17,300      3,269,700
  IMPSAT Fiber Networks, Inc.*....      106,100      2,970,800
                                                  ------------
                                                     7,603,719
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $216,956,521).........................    283,407,482
                                                  ------------

                                     PRINCIPAL
                                      AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 2.9%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $8,642,692)............  $ 8,642,692      8,642,692
                                                  ------------

TOTAL INVESTMENTS -- 97.3%
  (Cost: $225,599,213)........................   292,050,174
OTHER ASSETS IN EXCESS OF LIABILITIES --
2.7%..........................................     8,035,133
                                                ------------
NET ASSETS -- 100.0%..........................  $300,085,307
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2000
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Appliances......................        0.4%
Banking & Investments...........        8.3
Beverages.......................        0.8
Broadcasting....................        1.2
Building Materials..............        0.6
Chemicals.......................        3.0
Computers.......................        4.6
Computer Services...............        1.3
Computer Software...............        5.8
Diversified Financial
  Services......................        3.0
Diversified Operations..........        1.1
Drugs/Pharmaceuticals...........        1.7
Electric........................        4.3
Electronic
  Components/Semiconductors.....        5.8
Electronics.....................        6.6
Entertainment...................        2.3
Internet Content................        0.2
Internet Software...............        1.3
Metals..........................        1.2%

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Mining..........................        1.1
Miscellaneous Manufacturing.....        0.5
Networking Products.............        2.3
Oil & Gas Producers.............        4.2
Power Equipment.................        0.6
Printing........................        0.3
Publishing......................        0.6
Retail-Apparel..................        0.5
Retail-Hypermarkets.............        0.6
Retail-Miscellaneous............        0.2
Steel...........................        0.8
Telecommunications..............       26.1
Telecommunications Equipment....        3.5
Television......................        2.5
Other Assets in Excess of
  Liabilities...................        2.7
                                      -----
NET ASSETS......................      100.0%
                                      -----
                                      -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Partner, Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Partner, Portfolio Manager; KENNETH LEE, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Investment Analyst; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: US large-cap stocks delivered impressive results in the 12-month period ended March 31, 2000. Returns were driven by many factors, including:

  - The continuation of the longest economic expansion in US history sustained by strong corporate profits, high levels of consumer spending, productivity gains and low inflation

  - Exceptional returns for technology stocks

  - Massive cash flows into mutual funds

  The Federal Reserve raised interest rates on five separate occasions by a total of 1.25% during the period. Amid interest rate worries, the market suffered a broad-based decline in the third quarter of 1999. However, investors ultimately perceived these rate hikes as a positive sign that the Fed remains vigilant in keeping economic growth on track and inflation under control. As a result, stocks--particularly growth issues--rebounded strongly in the six months that followed.

  PERFORMANCE: From April 1, 1999 through March 31, 2000, the fund was up 85.0% versus 34.0% for the Russell 1000 Growth Index.

  PORTFOLIO SPECIFICS: The fund's outstanding performance was due to stock selection, particularly in the technology sector. The best-performing stocks during the period included technology names such as Qualcomm, Oracle, Sun Microsystems, and Nokia. In other industries, Genentech, Corning, and Sony also performed well.

  MARKET OUTLOOK: Despite lingering concerns over higher interest rates, a number of factors support the case for continued appreciation among large-cap stocks:

  - Ongoing US economic expansion and productivity gains

  - Low inflation

  - Positive outlook for corporate earnings

  In this environment, we are optimistic that the application of our strict investment philosophy will lead us to find high-growth companies with strong fundamentals. As a result, we are confident about the outlook for the Large Cap Growth Fund.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                           85.04%                              As of 3/31/00                       65.19%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          LARGE CAP GROWTH FUND  RUSSELL 1000
            RETIREMENT SHARES    GROWTH INDEX
12/27/96            $250,000.00   $250,000.00
12/96                247,420.02    246,184.68
1/97                 272,445.82    263,452.07
2/97                 267,801.86    261,660.59
3/97                 260,061.92    247,499.52
4/97                 269,865.84    263,933.49
5/97                 300,051.60    282,981.57
6/97                 311,145.51    294,300.83
7/97                 349,845.20    320,317.03
8/97                 341,847.27    301,578.48
9/97                 359,133.13    316,419.16
10/97                358,617.13    304,711.65
11/97                354,231.17    317,652.75
12/97                360,423.12    321,210.46
1/98                 365,583.08    330,814.66
2/98                 399,122.81    355,698.54
3/98                 423,632.61    369,876.68
4/98                 437,048.50    374,995.77
5/98                 425,954.59    364,353.39
6/98                 456,656.35    386,670.04
7/98                 446,852.43    384,110.28
8/98                 372,291.02    326,455.33
9/98                 418,472.65    351,533.63
10/98                449,690.40    379,796.93
11/98                492,518.06    408,699.48
12/98                577,915.38    445,564.17
1/99                 642,930.86    471,718.79
2/99                 629,256.97    450,161.24
3/99                 694,014.45    473,884.74
4/99                 730,134.16    474,500.79
5/99                 735,294.12    459,933.61
6/99                 766,253.87    492,128.96
7/99                 755,933.95    476,479.26
8/99                 751,289.99    484,245.88
9/99                 765,479.88    474,076.71
10/99                820,691.43    509,869.50
11/99                915,118.68    536,841.60
12/99              1,131,320.95    592,673.13
1/00               1,082,301.34    564,876.76
2/00               1,240,196.08    592,499.23
3/31/00            1,284,184.73    634,922.18

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell Growth 1000 Index measures the stock performance of 1000 of the largest U.S. companies. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 98.3%
--------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 1.3%
  Sony Corp. -- ADR................       5,700   $  1,596,713
                                                  ------------
AUTOMOTIVE -- 2.6%
  General Motors Corp. Cl. H*......      25,500      3,174,750
                                                  ------------
BANKING -- 6.5%
  Chase Manhattan Corp.............      44,500      3,879,844
  Citigroup, Inc...................      67,200      3,985,800
                                                  ------------
                                                     7,865,644
                                                  ------------
BIOTECHNOLOGY -- 4.8%
  Amgen, Inc.*.....................      44,000      2,700,500
  Genentech, Inc.*.................      20,800      3,161,600
                                                  ------------
                                                     5,862,100
                                                  ------------
BROADCASTING -- 3.4%
  AT&T Corp. -- Liberty Media Group
    Cl. A*.........................      68,900      4,082,325
                                                  ------------
COMPUTER SOFTWARE -- 6.5%
  Oracle Corp.*....................      53,900      4,207,569
  Veritas Software Corp.*..........      28,650      3,753,150
                                                  ------------
                                                     7,960,719
                                                  ------------
COMPUTERS -- 8.1%
  Dell Computer Corp.*.............      78,400      4,228,700
  Efficient Networks, Inc.*........      12,200      1,900,150
  Sun Microsystems, Inc.*..........      39,600      3,710,643
                                                  ------------
                                                     9,839,493
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 10.3%
  Applied Materials, Inc.*.........      43,400      4,090,450
  Intel Corp.......................      33,600      4,433,099
  Texas Instruments, Inc...........      25,300      4,048,000
                                                  ------------
                                                    12,571,549
                                                  ------------
ELECTRONICS -- 2.5%
  Agilent Technologies, Inc........      29,500      3,068,000
                                                  ------------
FINANCE-INVESTMENTS -- 2.6%
  Charles Schwab Corp.*............      54,700      3,107,644
                                                  ------------
INTERNET SOFTWARE -- 0.3%
  Tibco Software, Inc.*............       4,500        366,750
                                                  ------------
LEISURE/GAMING -- 3.6%
  MGM Grand, Inc...................     181,100      4,346,400
                                                  ------------
NETWORKING PRODUCTS -- 3.5%
  Cisco Systems, Inc.*.............      55,600      4,298,575
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
OIL & GAS PRODUCERS -- 6.8%
  Enron Corp.......................      60,500   $  4,529,937
  Schlumberger, Ltd................      49,500      3,786,750
                                                  ------------
                                                     8,316,687
                                                  ------------
OIL FIELD SERVICES -- 2.5%
  Weatherford International,
    Inc.*..........................      52,600      3,100,113
                                                  ------------
RETAIL-BUILDING PRODUCTS -- 3.1%
  Home Depot, Inc..................      59,200      3,818,400
                                                  ------------
RETAIL-DISCOUNT -- 3.6%
  Wal-Mart Stores, Inc.............      78,200      4,340,099
                                                  ------------
TELECOMMUNICATIONS -- 17.8%
  AT&T Corp........................      71,400      4,016,250
  CIENA Corp.*.....................      14,500      1,828,813
  Corning, Inc.....................      20,800      4,035,200
  Nextel Communications, Inc. Cl.
    A*.............................      26,500      3,928,625
  Nortel Networks Corp.............      32,100      4,044,600
  Qwest Communications
    International, Inc.*...........      78,200      3,792,700
                                                  ------------
                                                    21,646,188
                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 8.5%
  Aether Systems, Inc.*............      12,000      2,178,000
  Motorola, Inc....................      21,800      3,103,775
  Nextel Partners, Inc. Cl. A*.....      35,800      1,038,200
  Nokia OYJ -- ADR.................      18,600      4,040,850
                                                  ------------
                                                    10,360,825
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $89,189,850)..........................    119,722,974
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 2.5%
--------------------------------------------------------------
  Wachovia Bank N.A.
    5.625%, 04/03/00
    (Cost: $2,992,570).............  $2,992,570      2,992,570
                                                  ------------

TOTAL INVESTMENTS -- 100.8%
  (COST: $92,182,420).........................   122,715,544
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.8%)........................................      (948,388)
                                                ------------
NET ASSETS -- 100.0%..........................  $121,767,156
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MID CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Partner, Portfolio Manager; ANDREW
B. GALLAGHER, Partner, Portfolio Manager; KENNETH LEE, Portfolio Manager; TRISHA
C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Investment Analyst; THOMAS
J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Mid Cap Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at the time of purchase.

  MARKET OVERVIEW: During the 12-month period ended March 31, 2000, US mid-cap growth stocks delivered stellar results, providing the strongest returns of any market-cap segment within the domestic equity market. Performance was driven by many positive factors, including:

  - The continuance of the longest economic expansion in US history supported by strong corporate profits, high levels of consumer spending, productivity gains and low inflation

  - Exceptional returns for technology stocks

  - Massive cash flows into mutual funds

  US stock markets succumbed to a broad-based decline in the third quarter of 1999 after the Federal Reserve raised interest rates by a total of 1.25% during the period. However, the market ultimately perceived these rate hikes as a positive sign that the Fed is committed to keeping inflation under control. As a result, stocks -- particularly growth issues -- bounced back strongly in the last two quarters of the fiscal year.

  PERFORMANCE: For the 12-month period ended March 31, 2000, the fund gained 117.2% versus 77.2% for the Russell Midcap Growth Index.

  PORTFOLIO SPECIFICS: Stock selection, particularly in technology and commercial/industrial issues contributed to the fund's outperformance during the period. Top performers included Network Appliance, a leading data storage and access company; Veritas Software, a supplier of enterprise data storage management solutions; and Network Solutions, a worldwide Internet domain name registration service provider.

  On a company-specific basis, we increased the fund's technology exposure during the period. However, much of the 30% increase in the fund's technology weighting was due to market appreciation of existing holdings. As such, at March 31, 2000, the fund was only slightly overweighted in technology relative to its benchmark.

  We decreased the fund's holdings in financial services and retail companies as we identified better candidates in other sectors.

  MARKET OUTLOOK: Despite lingering concerns over higher interest rates, a number of factors support the case for ongoing gains in the mid-cap segment of the US equity market, including:

  - Attractive relative valuations

  - Robust US economy and low inflation

  - Durability of corporate earnings

  In this environment, we are confident that the application of our strict investment philosophy will lead us to find exciting growth opportunities in the mid-cap market.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MID CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/00
                           1 YEAR                                5 YEARS                        10 YEARS
                           117.16%                               37.51%                          25.65%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             MID CAP GROWTH      RUSSELL MID CAP
         FUND RETIREMENT SHARES   GROWTH INDEX
9/30/85             $250,000.00      $250,000.00
10/85                263,803.68              n/a
11/85                289,877.30              n/a
12/85                311,349.69              n/a
1/86                 325,153.37       254,807.50
2/86                 352,760.74       277,271.33
3/86                 388,036.81       293,918.70
4/86                 386,503.07       297,128.29
5/86                 420,245.40       315,779.03
6/86                 437,116.56       320,667.29
7/86                 414,110.43       295,148.59
8/86                 435,582.82       308,539.48
9/86                 388,036.81       282,970.82
10/86                426,380.37       300,053.76
11/86                426,380.37       302,871.27
12/86                414,110.43       293,875.99
1/87                 478,527.61       334,695.37
2/87                 503,067.48       359,630.17
3/87                 507,668.71       364,485.18
4/87                 501,533.74       355,008.56
5/87                 504,601.23       357,298.37
6/87                 521,472.39       371,922.59
7/87                 558,282.21       388,848.79
8/87                 576,687.12       404,892.69
9/87                 567,484.66       395,948.61
10/87                409,509.20       287,173.61
11/87                374,233.13       267,197.81
12/87                426,380.37       301,984.30
1/88                 412,576.69       305,043.40
2/88                 443,251.53       330,063.06
3/88                 437,116.56       331,554.94
4/88                 441,717.79       333,428.23
5/88                 444,785.28       327,526.55
6/88                 486,196.32       352,277.73
7/88                 467,791.41       338,944.02
8/88                 449,386.50       326,033.64
9/88                 475,460.12       338,931.53
10/88                480,061.35       336,884.38
11/88                463,190.18       328,775.58
12/88                480,061.35       341,012.60
1/89                 509,202.45       361,111.89
2/89                 496,932.52       358,150.77
3/89                 506,134.97       362,538.11
4/89                 532,208.59       383,188.29
5/89                 564,417.18       403,547.08
6/89                 536,809.82       398,139.55
7/89                 598,159.51       429,333.78
8/89                 619,631.90       445,953.29
9/89                 631,901.84       445,797.21
10/89                613,496.93       427,211.92
11/89                634,969.33       437,324.03
12/89                641,104.29       448,379.58
1/90                 602,760.74       406,828.25
2/90                 628,834.36       415,192.63
3/90                 648,773.01       432,593.36
4/90                 633,435.58       420,627.83
5/90                 736,196.32       463,885.19
6/90                 745,398.77       469,614.17
7/90                 720,858.90       454,642.87
8/90                 661,042.94       401,772.45
9/90                 611,963.19       374,556.39
10/90                598,159.51       367,555.93
11/90                636,503.07       406,895.44
12/90                644,171.78       425,364.42
1/91                 707,055.21       457,271.01
2/91                 773,006.13       497,529.15
3/91                 811,349.69       523,530.02
4/91                 791,411.04       518,870.60
5/91                 828,220.86       545,104.70
6/91                 774,539.88       515,396.50
7/91                 832,822.09       541,398.25
8/91                 872,699.39       558,316.94
9/91                 874,233.13       557,674.88
10/91                900,306.75       570,189.10
11/91                860,429.45       551,384.27
12/91              1,000,000.00       625,418.63
1/92               1,007,668.71       630,984.86
2/92               1,023,006.13       632,347.79
3/92                 972,392.64       606,370.94
4/92                 944,785.28       594,765.00
5/92                 934,049.08       595,924.79
6/92                 904,907.98       578,196.03
7/92                 938,650.31       603,972.01
8/92                 914,110.43       596,066.01
9/92                 949,386.50       609,125.82
10/92              1,003,067.48       627,472.69
11/92              1,081,288.34       667,122.69
12/92              1,131,901.84       679,904.76
1/93               1,164,110.43       687,920.84
2/93               1,148,773.01       666,739.75
3/93               1,203,987.73       686,048.54
4/93               1,173,312.88       657,872.52
5/93               1,250,000.00       688,917.53
6/93               1,280,674.85       686,086.08
7/93               1,294,478.53       683,924.91
8/93               1,365,030.67       723,688.30
9/93               1,381,901.84       732,350.85
10/93              1,378,834.36       744,149.02
11/93              1,323,619.63       726,840.12
12/93              1,352,760.74       756,008.21
1/94               1,374,233.13       775,460.30
2/94               1,346,625.77       768,775.83
3/94               1,256,134.97       732,543.43
4/94               1,266,871.17       730,756.02
5/94               1,245,398.77       731,822.93
6/94               1,184,049.08       700,339.90
7/94               1,203,987.73       719,739.32
8/94               1,263,803.68       762,671.77
9/94               1,240,797.55       750,095.31
10/94              1,257,668.71       763,056.96
11/94              1,179,447.85       729,406.15
12/94              1,207,055.21       739,632.42
1/95               1,184,049.08       748,522.80
2/95               1,251,533.74       788,351.70
3/95               1,294,478.53       819,617.73
4/95               1,319,018.40       826,494.32
5/95               1,338,957.06       846,867.41
6/95               1,438,650.31       885,408.34
7/95               1,553,680.98       941,127.09
8/95               1,587,423.31       951,432.43
9/95               1,619,631.90       972,611.32
10/95              1,602,760.74       948,033.43
11/95              1,633,435.58       990,505.33
12/95              1,668,711.66       991,040.20
1/96               1,687,116.56     1,008,541.97
2/96               1,754,601.23     1,046,664.86
3/96               1,754,601.23     1,054,912.58
4/96               1,868,098.16     1,105,875.40
5/96               1,943,251.53     1,128,435.26
6/96               1,895,705.52     1,094,356.52
7/96               1,751,533.74     1,009,434.45
8/96               1,832,822.09     1,064,004.48
9/96               1,947,852.76     1,131,590.04
10/96              1,921,779.14     1,118,350.44
11/96              1,986,196.32     1,184,221.28
12/96              1,938,650.31     1,164,278.99
1/97               2,019,938.65     1,215,798.34
2/97               1,888,036.81     1,189,050.77
3/97               1,780,674.85     1,121,857.51
4/97               1,782,208.59     1,149,343.02
5/97               1,934,049.08     1,252,335.65
6/97               2,007,668.71     1,287,025.35
7/97               2,211,656.44     1,410,193.68
8/97               2,177,914.11     1,396,373.78
9/97               2,320,552.15     1,467,030.29
10/97              2,184,049.08     1,393,532.07
11/97              2,184,049.08     1,408,178.10
12/97              2,256,134.97     1,426,667.47
1/98               2,199,386.50     1,400,987.46
2/98               2,409,509.20     1,532,708.30
3/98               2,530,674.85     1,596,959.43
4/98               2,500,000.00     1,618,646.14
5/98               2,354,294.48     1,552,071.23
6/98               2,501,533.74     1,595,979.32
7/98               2,391,104.29     1,527,607.57
8/98               1,875,766.87     1,235,987.28
9/98               2,059,815.95     1,329,477.36
10/98              2,111,963.19     1,427,326.89
11/98              2,253,067.48     1,523,671.46
12/98              2,579,754.60     1,681,523.82
1/99               2,845,092.02     1,731,969.54
2/99               2,608,895.71     1,647,276.23
3/99               2,930,981.60     1,739,029.51
4/99               3,046,012.27     1,818,329.26
5/99               2,915,644.17     1,794,872.81
6/99               3,148,773.01     1,920,154.93
7/99               3,101,226.99     1,859,094.01
8/99               3,154,907.98     1,839,759.43
9/99               3,151,840.49     1,824,121.47
10/99              3,524,539.88     1,965,126.06
11/99              3,976,993.87     2,168,713.12
12/99              5,154,907.98     2,544,334.24
1/00               5,185,582.82     2,543,825.37
2/00               7,130,368.10     3,078,537.46
3/31/00            6,365,030.67     3,081,616.00

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell Mid Cap Growth Index measures the stock performance of the 800 smallest companies in the Russell 1000 Index. The average market capitalization is $4 billion. The Index incepted on 12/31/85. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
MID CAP GROWTH FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 98.4%
--------------------------------------------------------------
APPLICATIONS SOFTWARE -- 2.3%
  BroadVision, Inc.*...............      42,600   $  1,911,675
  Peregrine Systems, Inc.*.........      59,400      3,983,513
                                                  ------------
                                                     5,895,188
                                                  ------------
BIOTECHNOLOGY -- 5.1%
  Celera Genomics*.................      31,900      2,920,844
  Genentech, Inc.*.................      21,000      3,192,000
  Immunex Corp.*...................      41,700      2,645,344
  Medimmune, Inc.*.................      16,700      2,907,888
  Millennium Pharmaceuticals,
    Inc.*..........................      10,200      1,324,725
                                                  ------------
                                                    12,990,801
                                                  ------------
BROADCASTING -- 2.3%
  Hispanic Broadcasting Corp.*.....      12,300      1,392,975
  InfoSpace.com, Inc.*.............      18,200      2,646,963
  Univision Communications, Inc.
    Cl. A*.........................      15,500      1,751,500
                                                  ------------
                                                     5,791,438
                                                  ------------
COMPUTER HARDWARE -- 2.4%
  Brocade Communications Systems,
    Inc.*..........................      19,200      3,442,800
  Redback Networks, Inc.*..........       8,400      2,519,475
                                                  ------------
                                                     5,962,275
                                                  ------------
COMPUTER SERVICES -- 1.3%
  Digitas, Inc.*...................       4,800        117,600
  Qlogic Corp.*....................      23,800      3,224,900
                                                  ------------
                                                     3,342,500
                                                  ------------
COMPUTER SOFTWARE -- 12.3%
  Ariba, Inc.*.....................      12,200      2,557,425
  BEA Systems, Inc.*...............      22,100      1,621,588
  Citrix Systems, Inc.*............      40,100      2,656,625
  E.piphany, Inc.*.................       5,800        774,663
  i2 Technologies, Inc.*...........      12,500      1,526,563
  Mercury Interactive Corp.*.......      36,400      2,884,700
  Siebel Systems, Inc.*............      28,900      3,451,744
  Universal Access, Inc.*..........      36,000      1,206,000
  VeriSign, Inc.*..................      26,200      3,916,900
  Veritas Software Corp.*..........      70,175      9,192,924
  Vitria Technology, Inc.*.........      11,700      1,179,506
                                                  ------------
                                                    30,968,638
                                                  ------------
DRUGS/PHARMACEUTICALS -- 5.8%
  Affymetrix, Inc.*................      11,100      1,647,656
  Alkermes, Inc.*..................      18,700      1,729,750
  Enzon, Inc.*.....................      27,700      1,043,944
  Forest Laboratories, Inc. Cl.
    A*.............................      31,400      2,653,300
  IDEC Pharmaceuticals Corp.*......      17,200      1,689,900
  Pe Corp.*........................      44,600      4,303,900
  Sepracor, Inc.*..................      21,900      1,594,594
                                                  ------------
                                                    14,663,044
                                                  ------------
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
ELECTRIC -- 1.5%
  AES Corp.*.......................      28,800   $  2,268,000
  Calpine Corp.*...................      15,200      1,428,800
                                                  ------------
                                                     3,696,800
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 20.4%
  Analog Devices, Inc.*............      62,600      5,043,213
  Applied Micro Circuits Corp.*....      32,800      4,922,050
  Broadcom Corp.*..................      19,200      4,663,200
  Conexant Systems, Inc.*..........      29,500      2,094,500
  Credence Systems Corp.*..........      23,000      2,877,875
  JDS Uniphase Corp.*..............      83,400     10,054,912
  Lam Research Corp.*..............      63,100      2,843,444
  LSI Logic Corp.*.................      74,600      5,417,825
  Maxim Integrated Products,
    Inc.*..........................      37,300      2,650,631
  PMC-Sierra, Inc.*................      20,900      4,257,069
  Waters Corp.*....................      32,200      3,067,050
  Xilinx, Inc.*....................      44,800      3,710,000
                                                  ------------
                                                    51,601,769
                                                  ------------
ELECTRONICS -- 1.2%
  Teradyne, Inc.*..................      37,000      3,043,250
                                                  ------------
FINANCIAL SERVICES -- 0.4%
  eSpeed, Inc.*....................      19,500      1,021,313
                                                  ------------
INTERNET CONTENT -- 5.3%
  CMGI, Inc.*......................      32,800      3,716,650
  Doubleclick, Inc.*...............      12,200      1,142,225
  Inktomi Corp.*...................       6,900      1,345,500
  Internet Capital Group, Inc.*....      22,500      2,032,031
  Network Solutions, Inc. Cl. A*...      33,200      5,102,943
                                                  ------------
                                                    13,339,349
                                                  ------------
INTERNET SOFTWARE -- 3.9%
  Covad Communications Group,
    Inc.*..........................      23,800      1,725,500
  Exodus Communications, Inc.*.....      34,600      4,861,300
  Niku Corp.*......................      19,900        941,519
  Vignette Corp.*..................      13,700      2,195,425
                                                  ------------
                                                     9,723,744
                                                  ------------
NETWORKING PRODUCTS -- 3.7%
  ArrowPoint Communications,
    Inc.*..........................       5,700        675,361
  Network Appliance, Inc.*.........     103,400      8,556,350
                                                  ------------
 ...............................................      9,231,711
                                                  ------------
OIL & GAS SERVICES -- 5.9%
  BJ Services Co.*.................      45,700      3,376,087
  ENSCO International, Inc.*.......      63,300      2,286,713
  National-Oilwell, Inc.*..........      53,600      1,654,900
  Rowan Companies, Inc.*...........      73,600      2,166,600
  Smith International, Inc.*.......      33,300      2,580,750
  Weatherford International,
    Inc.*..........................      49,100      2,893,831
                                                  ------------
                                                    14,958,881
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 1.0%
  Lexmark International Group, Inc.
    Cl. A*.........................      23,000   $  2,432,250
                                                  ------------
PUBLISHING -- 0.7%
  TV Guide, Inc.*..................      37,900      1,821,569
                                                  ------------
RETAIL -- 0.9%
  Starbucks Corp.*.................      51,800      2,321,288
                                                  ------------
RETAIL-DEPARTMENT STORES -- 0.7%
  Kohls Corp.*.....................      17,600      1,804,000
                                                  ------------
TELECOMMUNICATIONS -- 14.9%
  Adaptive Broadband Corp.*........      20,600      1,102,100
  Avanex Corp.*....................       5,800        880,150
  CIENA Corp.*.....................      56,200      7,088,224
  Crown Castle International
    Corp.*.........................      72,700      2,753,512
  EchoStar Communications Corp.*...      34,400      2,717,600
  E-Tek Dynamics, Inc.*............      10,400      2,446,600
  Metromedia Fiber Network, Inc.
    Cl. A*.........................      37,600      3,635,449
  Nextel Communications, Inc. Cl.
    A*.............................      35,400      5,248,049
  Nextlink Communications, Inc. Cl.
    A*.............................      19,200      2,374,800
  Voicestream Wireless Corp.*......      55,500      7,149,093
  Winstar Communications, Inc.*....      37,750      2,265,000
                                                  ------------
                                                    37,660,577
                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 4.9%
  Comverse Technology, Inc.*.......      12,000      2,268,000
  Nextel Partners, Inc. Cl. A*.....      42,000      1,218,000
  RF Micro Devices, Inc.*..........      32,000      4,300,000
                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT (CONTINUED)

                                       NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Scientific-Atlanta, Inc.*........      38,100   $  2,416,968
  SDL, Inc.*.......................      10,100      2,150,038
                                                  ------------
                                                    12,353,006
                                                  ------------
TELECOMMUNICATIONS SERVICES -- 1.5%
  McLeodUSA, Inc.*.................      28,300      2,400,194
  Time Warner Telecom, Inc. Cl.
    A*.............................      16,600      1,319,700
                                                  ------------
                                                     3,719,894
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $125,479,070).........................    248,343,285
                                                  ------------

                                     PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 1.7%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $4,167,102).............  $4,167,102      4,167,102
                                                  ------------

TOTAL INVESTMENTS -- 100.1%
  (COST: $129,646,172)........................   252,510,387
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.1)%........................................      (118,931)
                                                ------------
NET ASSETS -- 100.0%..........................  $252,391,456
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Partner, Portfolio Manager; JOHN C. MCCRAW, Partner, Portfolio Manager; PAUL E. CLUSKEY, Portfolio Manager.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: The performance of small-cap growth stocks was exceptional during the 12-month period ended March 31, 2000. In the fourth quarter of 1999, the Russell 2000 Growth Index returned 33.4%--its best quarter on record. The following factors positively influenced small-cap stocks during the fiscal year:

  - High exposure to Internet companies

  - Robust IPO issuance reflecting investor confidence and strong demand

  - Increased share buybacks motivated by attractive small-cap valuations

  - Significant cash flows into mutual funds

  Small-cap growth stocks rebounded sharply in the last six months of the period following a third quarter 1999 decline triggered by interest rate concerns. Market leadership was narrow, with a minority of companies responsible for the majority of returns.

  PERFORMANCE: The fund posted a gain of 103.5% for the 12-month period ended March 31, 2000 versus 59.1% for the Russell 2000 Growth Index.

  PORTFOLIO SPECIFICS: The fund's outstanding performance during the period was due to stock selection, particularly in the technology sector. Among the fund's best-performing holdings were software companies like Mercury Interactive, Business Objects, and ISS Group. Other technology names that were major contributors to the fund's outperformance included InfoSpace, an Internet and online content provider, and Macrovision, a developer of video scrambling and copy protection products.

  MARKET OUTLOOK: Looking ahead, we are optimistic that small-cap growth stocks will continue to perform well due to a number of positive factors:

  - Attractive relative valuations

  - Enduring US economic expansion

  - Strong revenue growth and a bright outlook for corporate earnings

  Because we expect the market's advance to remain narrow, our company-specific focus will prove essential in selecting stocks with the most exciting prospects for growth.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SMALL CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/00                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           103.52%                               31.21%                          23.53%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SMALL CAP GROWTH     RUSSELL 2000
         FUND RETIREMENT SHARES  GROWTH INDEX
10/1/93             $250,000.00   $250,000.00
10/93                250,358.17    257,230.00
11/93                237,106.02    246,825.05
12/93                249,641.83    256,564.76
1/94                 256,805.16    263,394.52
2/94                 255,014.33    262,235.58
3/94                 234,240.69    246,126.45
4/94                 234,957.02    246,503.02
5/94                 228,510.03    240,978.89
6/94                 216,690.54    230,681.86
7/94                 222,063.04    233,969.08
8/94                 236,747.85    251,137.73
9/94                 239,613.18    252,190.00
10/94                242,836.68    254,875.82
11/94                230,300.86    244,563.54
12/94                239,971.35    250,325.46
1/95                 229,584.53    245,226.33
2/95                 241,762.18    256,558.24
3/95                 253,581.66    264,052.31
4/95                 257,879.66    268,023.65
5/95                 259,670.49    271,534.76
6/95                 282,593.12    290,246.22
7/95                 309,813.75    312,868.01
8/95                 310,530.09    316,728.81
9/95                 316,977.08    323,250.25
10/95                304,441.26    307,349.57
11/95                317,693.41    320,965.16
12/95                324,498.57    328,077.75
1/96                 319,842.41    325,361.26
2/96                 339,183.38    340,197.74
3/96                 349,212.03    346,923.45
4/96                 385,386.82    373,556.76
5/96                 406,876.79    392,720.22
6/96                 381,805.16    367,193.41
7/96                 337,750.72    322,359.09
8/96                 367,836.68    346,223.33
9/96                 392,191.98    364,053.84
10/96                375,000.00    348,363.12
11/96                378,581.66    358,047.61
12/96                384,312.32    365,029.54
1/97                 388,968.48    373,863.25
2/97                 347,063.04    351,281.91
3/97                 328,080.23    326,491.95
4/97                 323,065.90    322,704.64
5/97                 374,283.67    371,207.15
6/97                 401,146.13    383,791.07
7/97                 429,799.43    403,441.17
8/97                 438,037.25    415,544.41
9/97                 478,868.19    448,704.85
10/97                444,842.41    421,737.69
11/97                427,650.43    411,683.47
12/97                429,083.09    411,914.01
1/98                 419,054.44    406,435.55
2/98                 456,303.72    442,319.75
3/98                 481,733.52    460,875.06
4/98                 481,375.36    463,700.22
5/98                 443,409.74    430,012.40
6/98                 459,885.39    434,407.13
7/98                 420,487.11    398,134.13
8/98                 318,409.74    306,244.78
9/98                 351,361.03    337,924.93
10/98                356,017.19    354,901.73
11/98                393,266.48    382,442.10
12/98                445,916.91    417,053.11
1/99                 489,971.35    435,820.50
2/99                 437,679.08    395,942.93
3/99                 484,598.85    410,038.50
4/99                 512,893.98    446,244.90
5/99                 492,478.51    446,958.89
6/99                 554,083.09    470,513.62
7/99                 556,232.09    455,974.75
8/99                 551,575.93    438,921.29
9/99                 567,335.24    447,392.48
10/99                621,418.34    458,845.72
11/99                702,604.32    507,345.72
12/99                860,845.25    596,790.77
1/00                 840,062.46    591,240.61
2/00               1,130,292.37    728,822.30
3/31/00              986,271.24    652,223.08

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
COMMON STOCK -- 97.8%
--------------------------------------------------------------
ADVERTISING -- 0.3%
  24/7 Media, Inc.*...............        4,700   $    185,650
  Avenue A, Inc.*.................        2,000         61,000
  Getty Images, Inc.*.............       20,000        718,750
                                                  ------------
                                                       965,400
                                                  ------------
AEROSPACE/DEFENSE -- 0.6%
  Aeroflex, Inc.*.................       14,300        707,850
  Newport Corp....................        4,400        594,000
  Photon Dynamics, Inc.*..........        7,000        483,000
                                                  ------------
                                                     1,784,850
                                                  ------------
AIRLINES -- 0.1%
  Skywest, Inc....................        7,000        273,875
                                                  ------------
APPAREL -- 0.3%
  Timberland Co. Cl. A*...........       16,400        836,400
                                                  ------------
APPLICATIONS SOFTWARE -- 2.3%
  Exchange Applications, Inc.*....       17,000        899,672
  HNC Software, Inc.*.............       12,500        900,781
  National Instruments Corp.*.....       15,950        748,653
  OnDisplay, Inc.*................        3,000        247,875
  OpenTV Corp. Cl. A*.............        4,700        556,363
  Peregrine Systems, Inc.*........       42,000      2,816,625
  SilverStream Software, Inc.*....        4,300        317,663
                                                  ------------
                                                     6,487,632
                                                  ------------
AUCTIONS -- 0.1%
  Sothebys Holding, Inc. Cl. A....       15,100        278,406
                                                  ------------
AUTO-TRUCKS -- 0.1%
  Oshkosh Truck Co. Cl. B.........        7,000        217,438
                                                  ------------
BATTERY SYSTEMS -- 0.1%
  Valence Technology, Inc.*.......       16,400        386,425
                                                  ------------
BEVERAGES-ALCOHOLIC -- 0.2%
  Canandaigua Brands, Inc. Cl.
    A*............................       12,300        627,300
                                                  ------------
BIOTECHNOLOGY -- 3.5%
  Abgenix, Inc.*..................        6,100        842,563
  Affymetrix, Inc.*...............        4,700        697,656
  Aurora Biosciences Corp.*.......       13,700        559,988
  Cephalon, Inc.*.................       37,500      1,406,250
  CuraGen Corp.*..................       25,000      1,168,750
  Diversa Corp.*..................        2,600        122,200
  Gene Logic, Inc.*...............        2,500        105,156
  Genzyme Transgenics Corp.*......       17,300        346,000
  Imclone Systems, Inc.*..........        8,900        684,188
  Intermune Pharmaceuticals,
    Inc.*.........................       11,100        221,306
  Invitrogen Corp.*...............        5,200        301,925
  Lynx Therapeutics, Inc.*........        4,600        136,850
  Maxim Pharmaceuticals, Inc.*....        3,600        168,975
  Maxygen, Inc.*..................        3,600        234,675
  Millennium Pharmaceuticals,
    Inc.*.........................       12,300      1,597,462
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

BIOTECHNOLOGY (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Myriad Genetics, Inc.*..........          500   $     30,125
  Protein Design Labs, Inc.*......        6,800        540,600
  Trimeris, Inc.*.................        9,500        474,406
  Visible Genetics, Inc.*.........        9,600        355,200
                                                  ------------
                                                     9,994,275
                                                  ------------
BROADCASTING -- 3.9%
  Citadel Communications Corp.*...       24,400      1,029,375
  Cumulus Media, Inc. Cl. A*......        1,700         24,438
  Emmis Communications Corp. Cl.
    A*............................       44,600      2,073,900
  Entercom Communications
    Corp.*........................       21,000      1,071,000
  Pegasus Communications Corp. Cl.
    A*............................       17,200      2,420,899
  Price Communications Corp.*.....       25,300        581,900
  Radio One, Inc.*................       11,400        759,525
  Saga Communications, Inc. Cl.
    A*............................       26,825        513,028
  SBS Broadcasting S.A.*..........       15,100        928,650
  Sirius Satellite Radio, Inc.*...       16,700        951,900
  TCI Satellite Entertainment,
    Inc.*.........................       11,500        219,938
  XM Satellite Radio Holdings,
    Inc.*.........................       10,300        359,213
                                                  ------------
                                                    10,933,766
                                                  ------------
CHEMICALS -- 0.5%
  Georgia Gulf Corp...............       18,700        486,200
  Spartech Corp...................        8,300        285,313
  Symyx Technologies*.............        2,000         86,250
  Uniroyal Technology Corp.*......        9,600        451,200
                                                  ------------
                                                     1,308,963
                                                  ------------
COMMUNICATIONS SOFTWARE -- 0.7%
  Apropos Technology, Inc.*.......        1,700         62,900
  AVT Corp.*......................       32,400        382,725
  Puma Technology, Inc.*..........       27,400      1,387,125
  Witness Systems, Inc.*..........        7,800        236,925
                                                  ------------
                                                     2,069,675
                                                  ------------
COMPUTER SERVICES -- 2.2%
  Aspen Technology, Inc.*.........       15,900        641,962
  eLoyalty Corp.*.................       12,100        288,888
  Entrust Technologies, Inc.*.....       13,700      1,165,568
  Inforte Corp.*..................        1,100         53,900
  Jacada, Ltd.*...................        2,900         42,413
  McAfee.com Corp. Cl. A*.........        8,300        429,006
  M-Systems Flash Disk Pioneers,
    Ltd.*.........................       16,300        863,900
  MTI Technology Corp.*...........       11,700        308,588
  Predictive Systems, Inc.*.......        2,900        132,131
  QRS Corp.*......................        9,000        677,250
  Silicon Storage Technology,
    Inc.*.........................        4,500        332,438
  SonicWALL, Inc.*................       15,500      1,032,687
  Technology Solutions Co.*.......       16,300        148,738
                                                  ------------
                                                     6,117,469
                                                  ------------
COMPUTER SOFTWARE -- 8.0%
  BindView Development Corp.*.....       42,200      1,310,838
  Broadbase Software, Inc.*.......       11,500        917,125
  Business Objects S.A. -- ADR*...       34,500      3,432,749

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
COMPUTER SOFTWARE (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  E.Piphany, Inc.*................        2,400   $    320,550
  Harbinger Corp.*................       48,100      1,400,913
  ISS Group, Inc.*................       33,900      3,949,349
  Macromedia, Inc.*...............       21,000      1,896,563
  Mercury Interactive Corp.*......       77,100      6,110,174
  Metasolv Software, Inc.*........        3,700        218,531
  Mission Critical Software,
    Inc.*.........................        9,200        562,350
  Pivotal Corp.*..................        3,700        118,863
  Proxicom, Inc.*.................       19,000        841,938
  Quest Software, Inc.............          900        101,475
  Sagent Technology, Inc.*........       25,500        734,719
  Scient Corp.*...................        2,200        199,513
  Selectica, Inc.*................        2,400        211,800
  Transaction Systems Architects,
    Inc. Cl. A*...................        9,800        282,975
                                                  ------------
                                                    22,610,425
                                                  ------------
COMPUTERS -- 1.4%
  Affiliated Computer Services,
    Inc. Cl. A* ..................       17,300        657,400
  Concurrent Computer Corp.*......       18,500        234,719
  Creative Computers, Inc.*.......       19,100        208,906
  Extended Systems, Inc.*.........       19,800      2,178,000
  Globix Corp.*...................       18,300        697,688
                                                  ------------
                                                     3,976,713
                                                  ------------
CONSULTING SERVICES -- 0.1%
  Management Network Group,
    Inc.*.........................        7,200        193,950
                                                  ------------
CONSUMER SERVICES -- 0.3%
  Forrester Research, Inc.*.......       12,900        699,825
  Western Gas Resources, Inc......        9,400        149,225
                                                  ------------
                                                       849,050
                                                  ------------
CRUISE LINES -- 0.1%
  American Classic Voyages Co.*...       11,200        282,100
                                                  ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 2.2%
  Advanced Digital Information*...       30,000      1,027,500
  Documentum, Inc.*...............       25,200      1,965,600
  Factset Research Systems,
    Inc...........................       12,500        338,281
  Polycom, Inc.*..................       12,400        981,925
  Reynolds & Reynolds Co. Cl. A...       26,200        707,400
  TSI International Software,
    Ltd.*.........................       14,600      1,212,713
                                                  ------------
                                                     6,233,419
                                                  ------------
DISTRIBUTION/WHOLESALE -- 0.1%
  Brightpoint, Inc.*..............       22,600        276,850
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
  London Pacific Group, Ltd. --
    ADR*..........................       18,400        427,800
  Metris Cos., Inc.*..............       17,600        684,200
                                                  ------------
                                                     1,112,000
                                                  ------------
DRILLING -- 1.1%
  Atwood Oceanics, Inc.*..........        5,600        371,350
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

DRILLING (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Marine Drilling Co.*............       41,500   $  1,138,656
  Nabors Industries*..............       18,362        712,675
  Precision Drilling Corp.*.......       11,400        380,475
  Unit Corp.*.....................        9,500        104,500
  UTI Energy Corp.*...............        9,200        347,300
                                                  ------------
                                                     3,054,956
                                                  ------------
DRUGS/PHARMACEUTICALS -- 3.8%
  Alkermes, Inc.*.................       16,600      1,535,500
  Alpharma, Inc. Cl. A............       19,100        701,925
  Antigenics, Inc.*...............       11,600        236,350
  Celgene Corp.*..................        6,500        647,156
  Cubist Pharmaceuticals, Inc.*...        6,000        251,250
  IDEC Pharmaceuticals Corp.*.....       20,500      2,014,125
  Jones Medical Industries,
    Inc...........................       71,950      2,185,481
  Medarex, Inc.*..................        2,000        100,500
  Medicis Pharmaceutical Corp. Cl.
    A*............................       32,400      1,296,000
  NBTY, Inc.*.....................       17,200        235,425
  Pharmacopeia, Inc.*.............       13,700        671,300
  Titan Pharmaceuticals, Inc.*....        5,100        158,738
  United Therapeutics Corp.*......        7,800        606,450
                                                  ------------
                                                    10,640,200
                                                  ------------
E-COMMERCE -- 0.1%
  PurchasePro.com, Inc.*..........        3,300        239,250
  SciQuest.com, Inc.*.............        3,400         87,550
                                                  ------------
                                                       326,800
                                                  ------------
EDUCATIONAL SOFTWARE -- 0.6%
  Lightspan Partnership, Inc.*....       11,100        197,025
  SmartForce Public Ltd., Co. --
    ADR*..........................       33,300      1,527,638
                                                  ------------
                                                     1,724,663
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 14.8%
  ACT Manufacturing, Inc.*........        7,500        419,531
  Alpha Industries, Inc.*.........       18,700      1,776,500
  Applied Materials, Inc.*........       13,109      1,235,523
  Burr Brown Corp.*...............       18,550      1,008,656
  C-Cube Microsystems, Inc.*......       19,600      1,427,125
  Cypress Semiconductor Corp.*....       23,800      1,173,638
  Electronic Scientific
    Industries, Inc.*.............       40,200      2,331,600
  EMCORE Corp.*...................       23,500      2,703,969
  Exar Corp.*.....................        7,500        536,719
  Fairchild Semiconductor
    International Cl. A*..........       11,500        419,750
  Globespan, Inc.*................       19,100      1,947,006
  Ibis Technology Corp.*..........        4,600        414,000
  Integrated Device Technology,
    Inc.*.........................       17,600        697,400
  Integrated Silicon Solution*....        7,300        213,981
  International Rectifier*........       20,200        770,125
  Kent Electronics Corp.*.........        9,500        277,281
  Kopin Corp*.....................       30,300      2,083,124
  LAM Research Corp.*.............       47,000      2,117,938
  LTX Corp.*......................       16,000        723,000
  Mattson Technology, Inc.*.......        9,000        383,625

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  MEMC Electronic Materials,
    Inc.*.........................       15,100   $    303,888
  Metalink, Ltd.*.................        6,400        245,600
  Methode Electronics, Inc. Cl.
    A.............................       20,700      1,045,350
  Micrel, Inc.*...................       21,700      2,083,200
  Microsemi Corp.*................       15,500        530,875
  MIPS Technologies, Inc.*........        7,100        394,938
  Photronics, Inc.*...............       13,300        469,656
  Power Integrations, Inc.*.......       25,500        637,500
  Qlogic Corp.*...................       33,400      4,525,699
  Quantum Effect Devices, Inc.*...        2,200        175,175
  Rudolph Technologies, Inc.*.....        9,800        441,000
  S3, Inc.*.......................       26,700        560,700
  Semtech Corp.*..................       14,200        909,688
  St Assembly Test Services, Ltd.
    -- ADR*.......................        1,900         92,150
  Transwitch Corp.*...............       23,125      2,222,891
  Triquint Semiconductor, Inc.*...       18,500      1,359,750
  Varian Semiconductor Equipment
    Association, Inc.*............       27,900      1,775,138
  Virata Corp.*...................       15,000      1,498,125
                                                  ------------
                                                    41,931,814
                                                  ------------
ELECTRONICS -- 3.8%
  Amphenol Corp. Cl. A*...........        9,600        981,600
  Credence Systems Corp.*.........       12,500      1,564,063
  CTS Corp........................       15,300        872,100
  Cymer, Inc.*....................       20,900      1,045,000
  DII Group, Inc.*................       11,000      1,243,688
  Harmonic Lightwaves, Inc.*......        5,100        424,575
  Mechanical Technology, Inc.*....       13,800        979,800
  Northeast Optic Network,
    Inc.*.........................        5,400        456,638
  Power One, Inc.*................       18,200      1,098,825
  Robotic Vision Systems, Inc.*...       10,100        161,600
  Veeco Instruments, Inc.*........       14,100      1,043,400
  Zygo Corp.*.....................       15,100        728,575
                                                  ------------
                                                    10,599,864
                                                  ------------
ENGINEERING & CONSTRUCTION -- 0.3%
  Dycom Industries, Inc.*.........       17,300        843,375
                                                  ------------
ENTERPRISE SOFTWARE -- 1.1%
  Aspect Development, Inc.*.......       27,200      1,751,000
  JDA Software Group, Inc.*.......       20,500        299,813
  Manugistics Group, Inc.*........       18,300        919,575
                                                  ------------
                                                     2,970,388
                                                  ------------
ENTERTAINMENT -- 1.5%
  Macrovision Corp.*..............       45,800      3,944,525
  SFX Entertainment, Inc. Cl.
    A*............................       10,100        412,206
                                                  ------------
                                                     4,356,731
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
FOOD -- 0.2%
  Hain Food Group, Inc.*..........       14,900   $    421,856
  Michael Foods, Inc..............        7,900        165,900
                                                  ------------
                                                       587,756
                                                  ------------
HEALTH CARE -- 0.1%
  Hooper Holmes, Inc..............        8,500        291,656
                                                  ------------
HOME FURNISHINGS -- 0.2%
  Ethan Allen Interiors, Inc......       25,650        641,250
                                                  ------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.2%
  PRI Automation, Inc.*...........        9,400        574,575
                                                  ------------
INSTRUMENTS -- 0.9%
  Microchip Technology, Inc.*.....       21,000      1,380,750
  Therma-Wave, Inc.*..............        6,900        234,600
  Varian, Inc.*...................       25,200        967,050
                                                  ------------
                                                     2,582,400
                                                  ------------
INSURANCE -- 0.0%
  HealthExtras, Inc.*.............        8,300         37,350
                                                  ------------
INTERNET CONTENT -- 2.1%
  About.com, Inc.*................        8,200        722,624
  Ask Jeeves, Inc.*...............        7,500        458,438
  Digital Insight Corp.*..........        5,900        302,375
  eMerge Interactive, Inc. Cl.
    A*............................        5,500        165,688
  FairMarket, Inc.*...............        1,400         31,850
  GetThere.com, Inc.*.............        2,600         39,975
  Internet Pictures Corp.*........        7,100        240,956
  Lante Corp.*....................        2,900         88,088
  MedicaLogic, Inc.*..............        4,700         81,663
  MyPoints.com, Inc.*.............        2,700         72,394
  NaviSite, Inc.*.................        7,100        864,425
  S1 Corp.*.......................       21,600      1,850,848
  SportsLine.com, Inc.*...........       10,100        297,319
  Switchboard, Inc.*..............        1,600         55,000
  Telescan, Inc.*.................       21,700        512,662
  Vicinity Corp.*.................        5,400        187,650
                                                  ------------
                                                     5,971,955
                                                  ------------
INTERNET SOFTWARE -- 9.1%
  724 Solutions, Inc.*............        2,400        298,800
  Allaire Corp.*..................       17,200      1,300,750
  Appnet Systems, Inc.*...........       22,300      1,048,100
  Art Technology Group, Inc.*.....       15,600      1,024,725
  Backweb Technologies, Ltd.*.....        7,700        264,688
  Be Free, Inc.*..................        9,000        198,000
  CacheFlow, Inc.*................        5,200        616,200
  Chordiant Software, Inc.*.......        6,900        112,125
  Clarent Corp.*..................        9,900        892,856
  Commtouch Software, Ltd.*.......        4,500        211,781
  Concentric Network Corp.*.......       18,100        995,500
  CyberSource Corp.*..............       21,300        793,425
  Digital Impact, Inc.*...........        8,900        316,506
  Digital Island, Inc.*...........        5,300        322,969

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
INTERNET SOFTWARE (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Digital River, Inc.*............       11,400   $    245,100
  Eprise Corp.*...................        3,600         56,700
  Etinuum, Inc.*..................        3,600         34,200
  Extensity, Inc.*................        2,200        105,600
  F5 Networks, Inc.*..............        7,800        528,450
  FirePond, Inc.*.................        2,800        114,625
  HearMe, Inc.*...................       13,700        345,925
  HotJobs.com, Ltd.*..............        5,000        126,250
  Interliant, Inc.*...............        4,100        115,825
  InterWorld Corp.*...............        6,700        378,550
  ITXC Corp.*.....................       11,300        531,806
  Keynote Systems, Inc.*..........        6,700        685,075
  Liquid Audio*...................       10,000        132,500
  Loudeye Technologies, Inc.*.....        1,900         66,263
  Mail.com, Inc.*.................       14,300        246,675
  MatrixOne, Inc.*................        1,900         75,881
  Mediaplex, Inc.*................        2,600        135,200
  N2H2, Inc.*.....................        4,500         63,563
  National Information Consortium,
    Inc.*.........................        4,500        156,375
  Netegrity, Inc.*................        9,700        664,450
  Netobjects, Inc.*...............       13,900        316,225
  Netopia, Inc.*..................       19,100      1,374,005
  Netsolve, Inc.*.................        2,900         93,525
  Open Market, Inc.*..............        9,500        244,625
  PC-Tel, Inc.*...................        9,700        729,924
  Preview Systems, Inc.*..........        4,000        189,250
  Primus Knowledge Solutions,
    Inc.*.........................        4,600        395,600
  Razorfish, Inc. Cl. A*..........       21,100        580,250
  Register.Com, Inc.*.............        4,700        326,650
  Retek, Inc.*....................        4,200        172,988
  Shopnow.com, Inc.*..............       12,300        179,888
  Silknet Software, Inc.*.........        9,400        977,600
  Software.com, Inc.*.............       10,900      1,404,737
  Spyglass, Inc.*.................        9,000        697,922
  Stamps.com, Inc.*...............        4,700         90,769
  Symantec Corp.*.................       24,900      1,870,611
  Talk.com, Inc.*.................       30,700        491,200
  Versata, Inc.*..................       11,000        662,063
  Viant Corp.*....................        8,900        298,150
  Vitria Technology, Inc.*........        5,900        594,794
  WatchGuard Technologies,
    Inc.*.........................        3,600        324,000
  webMethods, Inc.*...............        1,100        265,513
  Xpedior, Inc.*..................        6,500        146,250
                                                  ------------
                                                    25,631,977
                                                  ------------
INVESTMENT COMPANIES -- 0.3%
  American Capital Strategies.....       10,400        263,900
  SEI Investment Co...............        4,700        533,156
                                                  ------------
                                                       797,056
                                                  ------------
MACHINERY-DIVERSIFIED -- 1.4%
  Asyst Technologies, Inc.*.......       18,100      1,058,850
  Brooks Automation, Inc.*........        9,000        562,500
  GaSonics International Corp.*...       11,400        452,081
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

MACHINERY-DIVERSIFIED (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Helix Technology Corp...........        2,400   $    144,150
  Kulicke & Soffa Industries*.....       22,400      1,435,000
  Semitool, Inc.*.................        9,200        167,325
                                                  ------------
                                                     3,819,906
                                                  ------------
MEDICAL INSTRUMENTS -- 1.0%
  Allscripts, Inc.*...............        4,800        288,600
  Molecular Devices Corp.*........       18,500      1,419,874
  Resmed, Inc.*...................        9,800        699,475
  Techne Corp.*...................        4,500        310,500
                                                  ------------
                                                     2,718,449
                                                  ------------
MEDICAL SUPPLIES/EQUIPMENT -- 0.1%
  Zoll Medical Corp.*.............        5,100        261,375
                                                  ------------
METAL FABRICATION/HARDWARE -- 0.2%
  Mueller Industries, Inc.*.......       16,700        507,263
                                                  ------------
MISCELLANEOUS MANUFACTURING -- 0.1%
  Simpson Manufacturing, Inc.*....        4,700        185,650
                                                  ------------
NETWORK SOFTWARE -- 0.1%
  Packeteer, Inc.*................        4,200        147,000
                                                  ------------
NETWORKING PRODUCTS -- 1.3%
  Black Box Corp.*................       10,200        706,191
  Crossroads Systems, Inc.*.......        1,800        185,850
  Elbit, Ltd.*....................       16,400        213,200
  Emulex Corp.*...................        7,000        763,875
  Network Peripherals, Inc.*......        9,700        344,350
  ODS Networks, Inc.*.............       14,200        340,800
  Optibase, Ltd.*.................        2,600         61,750
  Turnstone Systems, Inc.*........        1,700        195,500
  Visual Networks Inc.*...........       15,900        902,325
                                                  ------------
                                                     3,713,841
                                                  ------------
OIL & GAS PRODUCERS -- 0.3%
  Chieftain International,
    Inc.*.........................        4,600         92,575
  Forest Oil Corp.*...............       10,700        113,688
  Louis Dreyfus Natural Gas
    Corp.*........................        9,200        312,800
  Stone Energy Corp.*.............        5,200        256,100
                                                  ------------
                                                       775,163
                                                  ------------
OIL & GAS SERVICES -- 2.0%
  BJ Services, Co.*...............       20,600      1,521,824
  CAL Dive International, Inc.*...       14,900        756,175
  Global Industries, Ltd.*........       42,300        618,638
  Maverick Tube Corp.*............        4,300        139,481
  Pride International, Inc.*......       48,200      1,099,563
  Seitel, Inc.*...................        9,000         71,438
  Smith International, Inc.*......       10,200        790,500
  Tuboscope, Inc.*................       24,200        411,400
  Varco International, Inc.*......       10,200        128,775
                                                  ------------
                                                     5,537,794
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
OPTICAL RECOGNITION SOFTWARE -- 0.2%
  Optimal Robotics Corp. Cl. A*...        9,200   $    432,400
                                                  ------------
OTHER COMMERCIAL SERVICES -- 0.8%
  Korn-Ferry International*.......       21,700        645,575
  NOVA Corp.*.....................       18,300        532,988
  On Assignment, Inc.*............        8,900        400,500
  TeleTech Holding, Inc.*.........       11,100        382,950
  Xceed, Inc.*....................        9,400        225,600
                                                  ------------
                                                     2,187,613
                                                  ------------
PHOTO EQUIPMENT & SUPPLIES -- 0.2%
  Concord Camera Corp.*...........        9,500        522,500
                                                  ------------
PRINTING-COMMERCIAL -- 0.0%
  Mail-Well, Inc.*................       13,000        112,938
                                                  ------------
PUBLISHING -- 0.2%
  Information Holdings, Inc.*.....       10,200        319,388
  Playboy Enterprises Cl. B*......       14,600        290,175
                                                  ------------
                                                       609,563
                                                  ------------
RECREATIONAL PRODUCTS -- 0.2%
  Monaco Coach Corp.*.............        8,900        169,100
  National R.V. Holding, Inc.*....       12,800        202,400
  Winnebago Industries, Inc.......       18,100        326,931
                                                  ------------
                                                       698,431
                                                  ------------
RETAIL-APPAREL -- 0.8%
  Genesco, Inc.*..................        7,200         94,500
  Kenneth Cole Productions, Inc.
    Cl. A*........................       15,150        594,638
  Pacific Sunwear of California,
    Inc.*.........................       26,300      1,012,549
  The Men's Wearhouse, Inc.*......       22,500        666,563
                                                  ------------
                                                     2,368,250
                                                  ------------
RETAIL-BEDDING -- 0.2%
  Linens 'N Things, Inc.*.........       16,400        561,700
                                                  ------------
RETAIL-COMPUTER EQUIPMENT -- 0.4%
  CDW Computer Centers, Inc.*.....        5,200        439,075
  Insight Enterprises, Inc.*......       18,500        674,094
                                                  ------------
                                                     1,113,169
                                                  ------------
RETAIL-DISCOUNT -- 0.0%
  Factory 2-U Stores, Inc.*.......        5,000        125,000
                                                  ------------
RETAIL-ELECTRONICS -- 0.1%
  InterTAN, Inc.*.................       14,100        193,875
                                                  ------------
RETAIL-INTERNET -- 0.1%
  Ubid, Inc.*.....................       13,231        387,834
                                                  ------------
RETAIL-MAIL ORDER -- 0.4%
  Valuevision International, Inc.
    Cl. A*........................       28,700      1,187,463
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.2%
  Jack in the Box, Inc.*..........       18,500   $    394,282
  Sonic Corp.*....................       11,500        108,531
                                                  ------------
                                                       502,813
                                                  ------------
RETAIL-SUNGLASSES -- 0.1%
  Sunglass Hut International,
    Inc.*.........................       23,600        184,375
                                                  ------------
SUPERCONDUCTOR PRODUCTS & SYSTEMS -- 0.2%
  American Superconductor
    Corp.*........................       13,800        614,100
                                                  ------------
TELECOMMUNICATIONS -- 5.6%
  Adaptive Broadband Corp.*.......       20,200      1,080,700
  Alamosa PCS Holdings, Inc.*.....        2,800        105,700
  American Mobile Satellite
    Corp.*........................       19,100        458,400
  Caprock Communications Corp.*...       11,600        568,400
  C-COR.net Corp.*................       14,500        710,500
  Digital Microwave Corp.*........       24,900        843,488
  Finisar Corp.*..................        3,600        527,456
  Focal Communications Corp.*.....       20,900      1,170,400
  Intermedia Communications,
    Inc.*.........................        7,700        372,006
  International FiberCom, Inc.*...       23,900        567,625
  InterWAVE Communications
    International, Ltd.*..........       11,500        346,438
  MRV Communications, Inc.*.......       11,400      1,044,525
  NetOptix Corp.*.................       13,700      2,352,974
  Pac-West Telecomm, Inc.*........        6,200        193,750
  Pinnacle Systems, Inc.*.........       18,600        618,450
  Startek, Inc.*..................       10,100        744,875
  US LEC Corp. Cl. A*.............       12,300        488,925
  ViaSat, Inc.*...................        4,500        324,000
  Viatel, Inc.*...................       28,000      1,405,250
  Western Wireless Corp. Cl. A*...       10,200        467,288
  Winstar Communications, Inc.*...       22,550      1,353,000
                                                  ------------
                                                    15,744,150
                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 9.9%
  Advanced Fibre Communications,
    Inc.*.........................       18,700      1,172,256
  Aether Systems, Inc.*...........        4,500        816,750
  Airnet Communications Corp.*....        4,700        164,206
  American Tower Systems Cl. A*...       25,500      1,259,063
  Anaren Microwave, Inc.*.........        5,200        498,550
  Antec Corp.*....................        8,100        362,981
  Audiocodes, Ltd.*...............       14,500      1,455,438
  Aware, Inc.*....................       16,900        678,113
  Com21, Inc.*....................        7,200        338,400
  Commscope, Inc.*................       18,200        830,375
  Corsair Communications, Inc.*...       12,000        229,500
  Digital Lightwave, Inc.*........       22,000      1,370,875
  Ditech Communications Corp.*....       16,200      1,718,213
  DSP Group, Inc.*................       30,300      1,999,800
  Efficient Networks, Inc.*.......        9,400      1,464,050
  Glenayre Technologies, Inc.*....       33,900        595,369
  Natural Microsystems Corp.*.....       10,300        883,225
  Net2000 Communications, Inc.*...       11,800        280,250
  Netro Corp.*....................       17,100      1,111,765
  Orckit Communications, Ltd.*....       17,200      1,152,400

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (CONTINUED)

                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
  Pairgain Technologies, Inc.*....       26,600   $    497,088
  Paradyne Networks, Inc.*........        4,200        130,200
  P-Com, Inc.*....................       25,500        471,750
  Pinnacle Holdings, Inc.*........       26,500      1,464,124
  Powerwave Technologies, Inc.*...       23,000      2,875,000
  Proxim, Inc.*...................       10,100      1,208,843
  Telaxis Communications Corp.*...        5,200        312,569
  Tollgrade Communications,
    Inc.*.........................       13,800        731,400
  TUT Systems, Inc.*..............       19,600      1,167,424
  Westell Technologies, Inc. Cl.
    A*............................       19,000        605,625
                                                  ------------
                                                    27,845,602
                                                  ------------
TELECOMMUNICATIONS SERVICES -- 3.2%
  Adelphia Business Solutions,
    Inc.*.........................       15,100        930,536
  Aspect Communications Corp.*....       40,700      1,508,443
  Choice One Communications,
    Inc.*.........................        5,500        195,250
  Clearnet Communications, Inc.
    Cl. A*........................       30,400      1,252,100
  Ectel, Ltd.*....................        5,800        115,275
  GST Telecommunications, Inc.*...       19,700        120,663
  iBasis, Inc.*...................        7,500        307,969
  ICG Communications, Inc.*.......        9,800        354,025
  INET Technologies, Inc.*........       14,600        772,888
  Leap Wireless International,
    Inc.*.........................       10,000        986,875
  MasTec, Inc.*...................        6,100        542,900
  MGC Communications, Inc.*.......       12,700        908,050
  Network Plus Corp.*.............       22,900        927,450
  Z-Tel Technologies, Inc.*.......        5,500        231,000
                                                  ------------
                                                     9,153,424
                                                  ------------
TOYS/GAMES/HOBBIES -- 0.0%
  WMS Industries, Inc.*...........       12,700        125,413
                                                  ------------
                                      NUMBER
                                     OF SHARES       VALUE
--------------------------------------------------------------
TRANSPORTATION--AIR FREIGHT -- 0.3%
  Expeditors International,
    Inc...........................       20,800   $    826,800
                                                  ------------
TRANSPORTATION--TRUCKS -- 0.5%
  American Freightways Corp.*.....       17,600        262,900
  Forward Air Corp.*..............       11,450        271,222
  Swift Transportation Co.,
    Inc.*.........................       15,700        321,850
  USFreightways Corp..............       18,300        685,106
                                                  ------------
                                                     1,541,078
                                                  ------------
TRAVEL SERVICES -- 0.0%
  Hotel Reservations Network, Inc.
    Cl. A*........................          500          8,875
                                                  ------------
TOTAL COMMON STOCK
  (Cost: $156,014,472).........................    276,094,954
                                                  ------------

                                     PRINCIPAL
                                      AMOUNT
--------------------------------------------------------------
TIME DEPOSIT -- 0.8%
--------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $2,277,105)............  $ 2,277,105      2,277,105
                                                  ------------

TOTAL INVESTMENTS -- 98.6%
  (COST: $158,291,577)........................   278,372,059
OTHER ASSETS IN EXCESS OF LIABILITIES --
1.4%..........................................     4,045,292
                                                ------------
NET ASSETS -- 100.0%..........................  $282,417,351
                                                ------------
                                                ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Portfolio Manager; JOHN J. KANE, Partner, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Partner, Director of Global/Systematic Portfolio Management and Research; JOHN GRAVES, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI

  GOAL: The Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations.

  MARKET OVERVIEW: Following a brief period of outperformance relative to growth stocks in the beginning of the fiscal year, value stocks underperformed for much of the 12-month period ending March 31, 2000.

  However, in March of 2000, value stocks staged an impressive rally due to a number of factors, including improving earnings prospects; historically low valuations; and industry-specific developments. For instance, bank stocks performed well in anticipation that the Federal Reserve was close to finishing its round of interest rate hikes (5 since June of 1999) and would raise rates only one or two more times in the near future. And insurance companies rallied on the potential for further consolidation in the industry following Citicorp's decision to purchase its remaining interest in Travelers Property Casualty.

  PERFORMANCE: During the 12-month period ended March 31, 2000, the fund was up 4.4% versus 6.3% for the Russell 1000 Value Index and 17.9% for the S&P 500.

  PORTFOLIO SPECIFICS: During the fiscal year, we increased our exposure to the energy sector on a stock-specific basis and reduced the fund's weightings in utility and financial service companies.

  The fund underperformed during the period as holdings like MCI WorldCom, Textron, Hasbro, and Ford Motor negatively impacted results.

  Companies that were positive contributors to the fund's performance included Citigroup, Chase Manhattan Bank, and TRW. Banks, whose shares had traded down significantly following the Fed's interest rate hikes during the period, rallied in anticipation that the interest rate increases would soon be over.

  MARKET OUTLOOK: We believe that a number of fundamentals support the case for the continued improvement in performance among value stocks, namely:

  - Better-than-expected earnings

  - Acceleration in global economic growth which stimulates demand for manufactured goods

  - Rising productivity as many value-oriented companies use the Internet to cut costs

  We are optimistic that the combination of these factors will benefit the Value Fund as value stocks recapture investor favor.

--------------------------------------------------------------------------------

VALUE FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE FUND RETIREMENT SHARES WITH THE S&P 500 INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                            4.36%                              As of 3/31/00                       21.81%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            VALUE FUND       S&P 500
         RETIREMENT SHARES    INDEX
4/30/96         250,000.00  250,000.00
5/96            256,696.43  256,450.00
6/96            263,640.87  257,424.51
7/96            257,440.48  246,046.35
8/96            264,632.94  251,235.46
9/96            278,521.83  265,375.00
10/96           288,194.44  272,694.04
11/96           311,259.92  293,306.98
12/96           310,267.86  287,496.57
1/97            326,636.90  305,459.36
2/97            330,605.16  307,854.16
3/97            316,220.24  295,204.43
4/97            332,589.29  312,828.13
5/97            357,390.87  331,873.11
6/97            368,799.60  346,741.03
7/97            411,706.35  374,331.21
8/97            402,033.73  353,361.17
9/97            427,331.35  372,714.77
10/97           410,714.29  360,266.09
11/97           424,355.16  376,942.81
12/97           434,771.83  373,414.92
1/98            432,787.70  387,655.49
2/98            467,757.94  415,613.20
3/98            497,767.86  436,896.75
4/98            500,496.03  441,291.93
5/98            498,263.89  433,706.13
6/98            509,176.59  451,323.27
7/98            499,255.95  446,516.68
8/98            421,875.00  381,959.30
9/98            445,684.52  406,427.61
10/98           477,182.54  439,502.95
11/98           499,751.98  466,141.22
12/98           521,081.35  493,000.28
1/99            527,529.76  513,617.55
2/99            509,176.59  497,654.32
3/99            518,601.19  517,565.47
4/99            559,027.78  537,595.25
5/99            550,595.24  524,902.63
6/99            565,972.22  554,034.73
7/99            554,563.49  536,748.84
8/99            534,722.22  534,065.10
9/99            512,896.83  519,426.37
10/99           548,611.11  552,295.67
11/99           527,033.73  563,507.28
12/99           566,244.54  596,697.85
1/00            530,869.82  566,743.62
2/00            488,021.58  556,015.17
3/31/00         541,581.88  610,393.45

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the S&P 500 Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged S&P 500 Index contains 500 industrial, transportation, utility and financial companies. The Index is considered to be generally representative of the U.S. stock market. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
VALUE FUND

                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK -- 100.4%
---------------------------------------------------------------
AEROSPACE/DEFENSE -- 3.8%
  Boeing Co...........................    18,000    $   682,875
  United Technologies Corp............     7,600        480,225
                                                    -----------
                                                      1,163,100
                                                    -----------
AIRLINES -- 2.1%
  Delta Air Lines, Inc................    11,900        633,675
                                                    -----------
AUTO MANUFACTURER -- 5.0%
  Ford Motor Co.......................    18,700        859,031
  General Motors Corp.................     8,200        679,063
                                                    -----------
                                                      1,538,094
                                                    -----------
AUTOMOTIVE & TRANSPORT EQUIPMENT -- 1.5%
  TRW, Inc............................     7,800        456,300
                                                    -----------
CHEMICALS -- 4.8%
  Dow Chemical Corp...................     7,300        832,200
  PPG Industries, Inc.................    12,500        653,906
                                                    -----------
                                                      1,486,106
                                                    -----------
COMPUTER SERVICES -- 1.9%
  Electronic Data Systems Corp........     9,300        596,944
                                                    -----------
COMPUTERS -- 3.4%
  International Business Machines
    Corp..............................     3,700        436,600
  Pitney Bowes, Inc...................    13,800        616,688
                                                    -----------
                                                      1,053,288
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 11.8%
  Ambac Financial Group, Inc..........     9,100        458,413
  Citigroup, Inc......................    25,500      1,512,468
  J.P. Morgan & Co., Inc..............     6,600        869,550
  Lehman Brothers Holdings, Inc.......     8,300        805,100
                                                    -----------
                                                      3,645,531
                                                    -----------
DIVERSIFIED MANUFACTURING -- 3.6%
  Dover Corp..........................    13,500        646,313
  Textron, Inc........................     7,600        462,650
                                                    -----------
                                                      1,108,963
                                                    -----------
ELECTRIC -- 5.6%
  Allegheny Energy, Inc...............    13,200        363,825
  Energy East Corp....................    15,800        313,038
  PECO Energy Co......................    10,500        387,187
  Texas Utilities Co..................     6,600        195,938
  Unicom Corp.........................    12,500        456,250
                                                    -----------
                                                      1,716,238
                                                    -----------
FOOD -- 2.1%
  General Mills, Inc..................    18,100        654,994
                                                    -----------
HEALTH PRODUCTS & SERVICES -- 2.0%
  Baxter International, Inc...........     9,900        620,606
                                                    -----------
                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 1.5%
  Johnson Controls, Inc...............     8,500    $   459,531
                                                    -----------
INSURANCE -- 4.5%
  American International Group,
    Inc...............................     3,875        424,313
  CIGNA Corp..........................     8,400        636,300
  Lincoln National Corp...............    10,200        341,700
                                                    -----------
                                                      1,402,313
                                                    -----------
MEDIA -- 2.3%
  Walt Disney Co......................    17,500        724,063
                                                    -----------
METALS -- 1.6%
  Reynolds Metals Co..................     7,300        488,188
                                                    -----------
MONEY CENTER BANKS -- 2.7%
  Chase Manhattan Corp................     9,600        837,000
                                                    -----------
OIL & GAS PRODUCERS -- 12.1%
  Conoco, Inc.........................    23,000        589,375
  Exxon Mobil Corp....................    17,605      1,369,889
  Kerr-McGee Corp.....................    10,000        577,500
  Phillips Petroleum Co...............    12,500        578,125
  USX-Marathon Group..................    23,400        609,863
                                                    -----------
                                                      3,724,752
                                                    -----------
OIL & GAS SERVICES -- 2.2%
  ENSCO International, Inc............     9,400        339,575
  Noble Drilling Corp.*...............     8,100        335,644
                                                    -----------
                                                        675,219
                                                    -----------
REGIONAL/COMMERCIAL BANKS -- 3.9%
  FleetBoston Financial Corp..........    21,600        788,400
  M & T Bank Corp.....................       900        401,850
                                                    -----------
                                                      1,190,250
                                                    -----------
RETAIL -- DEPARTMENT STORES -- 2.1%
  Federated Department Stores,
    Inc.*.............................    15,900        663,825
                                                    -----------
RETAIL -- DISCOUNT STORES -- 1.2%
  TJX Cos., Inc.......................    17,400        386,063
                                                    -----------
RETAIL -- DURABLES -- 2.0%
  Whirlpool Corp......................    10,500        615,563
                                                    -----------
TELECOMMUNICATIONS -- 11.4%
  Alltel Corp.........................     9,100        573,868
  AT&T Corp...........................    11,600        652,499
  BellSouth Corp......................     8,900        418,299
  GTE Corp............................    10,100        717,100
  MCI WorldCom, Inc.*.................    17,500        792,968
  SBC Communications, Inc.............     9,000        378,000
                                                    -----------
                                                      3,532,734
                                                    -----------
TELECOMMUNICATIONS EQUIPMENT -- 2.0%
  Motorola, Inc.......................     4,400        626,449
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE FUND

                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------

COMMON STOCK (Continued)
---------------------------------------------------------

                                         NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
TRANSPORTATION-TRAINS -- 3.3%
  Kansas City Southern Industries,
    Inc...............................     5,300    $   455,469
  Union Pacific Corp..................    14,300        559,487
                                                    -----------
                                                      1,014,956
                                                    -----------
TOTAL COMMON STOCK
  (Cost: $31,087,393)............................    31,014,745
                                                    -----------

                                        PRINCIPAL
                                         AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 3.2%
---------------------------------------------------------------
  Morgan Guaranty London
  5.625%, 04/03/00
  (Cost: $970,531)....................  $970,531        970,531
                                                    -----------

TOTAL INVESTMENTS -- 103.6%
  (COST: $32,057,924)..........................   31,985,276
LIABILITIES IN EXCESS OF OTHER ASSETS --
(3.6%).........................................   (1,099,962)
                                                 -----------
NET ASSETS -- 100.0%...........................  $30,885,314
                                                 -----------
                                                 -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND RETIREMENT SHARES
------------------------------------------------------------------------

  SUB-ADVISORY MANAGEMENT TEAM: FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income; JAMES E. KELLERMAN, Portfolio Manager; MALCOM S. DAY, Portfolio Manager; SUSAN MALONE, Portfolio Manager.

  GOAL: The High Quality Bond Fund seeks to maximize long-term total return from a portfolio utilizing multiple sectors of the bond market including a broad range of investment-grade issues, as well as, on an opportunistic basis, developed country international bonds and below-investment grade corporate issues. The dollar-weighted average portfolio duration of the fund will generally range from two to eight years.

  MARKET OVERVIEW: The enduring US economic expansion and global economic strength did not serve as catalysts to higher US inflation. However, the potential for price increases from robust economies and tight US labor markets caused the Federal Reserve to raise interest rates by a total of 1.25% during the 12-month period ended March 31, 2000. Given these conditions, the bond market produced only slightly positive returns.

  Rising rates had the biggest negative impact on Treasury securities. As a result, during the majority of the period, mortgages, asset-backed securities and corporate bonds were some of the best-performing sectors within the US fixed income market. However, in the first quarter of 2000, expectations for further rate increases and a reduced supply of longer-maturity Treasuries created a strongly inverted yield curve and caused a widening of non-Treasury yield spreads. In this environment, Treasuries outperformed other fixed income sectors.

  PERFORMANCE: During the fiscal year ended March 31, 2000, the fund was up 1.5% compared to its Lehman Aggregate Bond Index benchmark, which posted a 1.9% gain.

  PORTFOLIO SPECIFICS: In the second quarter of 1999, the fund's duration was longer than that of its benchmark. Since longer-duration securities underperformed early in the period, this negatively impacted the fund's results and was the primary reason the fund modestly trailed its benchmark for the entire 12-month period.

  However, there were two factors that helped fund performance during the fiscal year. First, in 1999, the fund benefited from being overweighted in corporate bonds, mortgages and asset-backed securities, sectors that outperformed Treasuries. Second, in the beginning of 2000, we increased the fund's exposure to Treasury securities and extended the fund's duration. Because the inverted yield curve negatively impacted the performance of shorter-maturity, non-Treasury securities, this move had a positive impact on the fund's results.

  MARKET OUTLOOK: Improving global economic growth increases the risk of a cyclical rise in inflation. However, inflation should rise only slightly as high productivity gains and strong global competition act as restraining influences. In the near term, we expect the Fed will continue to push rates higher until broader signs of moderation in economic growth emerge. However, we are optimistic about the prospects for the bond market over the longer term.

--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH QUALITY BOND FUND RETIREMENT SHARES WITH THE LEHMAN AGGREGATE BOND INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                            1.52%                              As of 3/31/00                       6.89%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           HIGH QUALITY BOND     LEHMAN AGGREGATE
         FUND RETIREMENT SHARES     BOND INDEX
8/31/95             $250,000.00       $250,000.00
9/95                 257,944.92        252,425.00
10/95                262,182.20        255,706.53
11/95                267,213.98        259,542.12
12/95                272,245.76        263,175.71
1/96                 271,980.93        264,912.67
2/96                 265,889.83        260,303.19
3/96                 264,036.02        258,481.07
4/96                 262,711.86        257,033.58
5/96                 262,182.20        256,519.51
6/96                 265,625.00        259,956.87
7/96                 266,419.49        260,658.75
8/96                 265,360.17        260,215.63
9/96                 270,921.61        264,743.39
10/96                276,747.88        270,620.69
11/96                281,779.66        275,248.30
12/96                279,396.19        272,688.49
1/97                 279,396.19        273,533.83
2/97                 281,514.83        274,217.66
3/97                 278,072.03        271,173.85
4/97                 282,044.49        275,241.45
5/97                 284,957.63        277,856.25
6/97                 288,665.25        281,162.74
7/97                 296,345.34        288,754.13
8/97                 293,167.37        286,299.72
9/97                 298,463.98        290,536.96
10/97                302,171.61        294,749.74
11/97                304,025.42        296,105.59
12/97                306,673.73        299,096.26
1/98                 311,440.68        302,924.69
2/98                 312,235.17        302,682.35
3/98                 314,088.98        303,711.47
4/98                 315,413.14        305,290.77
5/98                 318,326.27        308,191.03
6/98                 319,650.42        310,810.66
7/98                 320,709.75        311,463.36
8/98                 322,563.56        316,540.21
9/98                 329,449.15        323,947.25
10/98                325,211.86        322,230.33
11/98                331,567.80        324,067.04
12/98                333,951.27        325,039.25
1/99                 337,394.07        327,347.02
2/99                 331,567.80        321,618.45
3/99                 334,216.10        323,387.35
4/99                 336,864.41        324,422.19
5/99                 333,421.61        321,567.28
6/99                 331,039.30        320,538.26
7/99                 329,169.02        319,192.00
8/99                 327,565.93        319,032.40
9/99                 331,510.89        322,733.18
10/99                332,596.92        323,927.29
11/99                333,954.46        323,894.90
12/99                333,010.52        322,340.21
1/00                 331,907.83        321,276.48
2/00                 335,491.56        325,163.93
3/31/00              339,312.82        329,456.09

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Lehman Aggregate Bond Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged Lehman Aggregate Bond Index consists of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000
------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
CORPORATE BONDS -- 28.4%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.6%
  Rockwell International Corp.
    5.200%, 01/15/98.............  $  210,000   $        138,608
                                                ----------------
AIRLINES -- 3.6%
  Atlas Air, Inc. 1991 A A1
    7.200%, 01/02/19.............     247,246            227,970
  Continental Airlines, Inc. 1991
    A
    6.545%, 02/02/19.............     262,950            247,123
  Continental Airlines, Inc.
    8.048%, 11/01/20.............      90,000             93,591
  Northwest Airlines Corp. 1992 A
    7.575%, 03/01/19.............     248,710            247,803
                                                ----------------
                                                         816,487
                                                ----------------
AUTO MANUFACTURERS -- 0.5%
  Daimler Chrysler NA Holding
    7.200%, 09/01/09.............      75,000             73,110
  Ford Motor Co. 6.625%,
    10/01/28.....................      50,000             43,367
                                                ----------------
                                                         116,477
                                                ----------------
AUTO PARTS & EQUIPMENT -- 0.4%
  Collins & Aikan Products
    11.500%, 04/15/06............     100,000             97,875
                                                ----------------
BEVERAGES-ALCOHOLIC -- 0.4%
  J Seagram & Sons
    6.800%, 12/15/08.............      90,000             83,163
                                                ----------------
BROADCASTING -- 1.3%
  CD Radio, Inc. 0.000% (until
    12/01/02, thereafter 15.000%
    to maturity), 12/01/07.......      50,000             27,438
  Echostar DBS Corp.
    9.375%, 02/01/09.............     100,000             96,500
  Liberty Media Group 144A
    8.250%, 02/01/30.............      75,000             72,649
  News America Holdings
    8.875%, 04/26/23.............     100,000            105,525
                                                ----------------
                                                         302,112
                                                ----------------
CHEMICALS -- 0.3%
  Dow Chemical Corp.
    7.375%, 11/01/29.............      75,000             72,675
                                                ----------------
COMPUTER SERVICES -- 0.7%
  Computer Sciences Corp.
    6.250%, 03/15/09.............     170,000            156,033
                                                ----------------
COMPUTER SOFTWARE -- 0.5%
  Computer Associates
    International
    6.375%, 04/15/05.............     110,000            102,988
                                                ----------------
COMPUTERS -- 1.2%
  Apple Computer, Inc.
    6.500%, 02/15/04.............      50,000             46,562
                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

COMPUTERS (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
  Sun Microsystems, Inc.
    7.650%, 08/15/09.............  $  150,000   $        149,091
  Unisys Corp.
    12.000%, 04/15/03............      70,000             74,200
                                                ----------------
                                                         269,853
                                                ----------------
DISTRIBUTION/WHOLESALE -- 0.2%
  United Stationer Supply
    12.750%, 05/01/05............      50,000             53,125
                                                ----------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
  Abbey National PLC
    7.950%, 10/26/29.............     125,000            123,406
  ACME Intermediate Holdings Cl.
    B
    0.000% (until 09/30/02,
    thereafter 12.000% to
    maturity), 09/30/05..........     100,000             67,350
  Countrywide Capital III
    8.050%, 06/15/27.............      50,000             48,440
  Discover Card
    6.850%, 07/17/07.............     350,000            342,125
  Ford Motor Credit Co.
    7.375%, 10/28/09.............     150,000            146,931
  GS Escrow Corp.
    6.750%, 08/01/01.............     120,000            116,550
                                                ----------------
                                                         844,802
                                                ----------------
DRUGS/PHARMACEUTICALS -- 0.4%
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08............     100,000             99,000
                                                ----------------
E-COMMERCE -- 0.3%
  Amazon.com, Inc.
    0.000% (until 05/01/03,
    thereafter 10.000% to
    maturity), 05/01/08..........     125,000             73,750
                                                ----------------
ELECTRIC -- 0.5%
  Calpine Corp.
    10.500%, 05/15/06............     100,000            104,875
                                                ----------------
ENTERTAINMENT -- 0.3%
  Ascent Entertainment Group
    0.000% (until 12/01/02,
    thereafter 11.875% to
    maturity), 12/15/04..........     100,000             79,000
                                                ----------------
HEALTHCARE -- 0.5%
  Abbey Health Care Group
    9.500%, 11/01/02.............     120,000            116,100
                                                ----------------
INSURANCE -- 0.7%
  Florida Windstorm Under
    7.125%, 02/25/19.............     100,000             98,815
  Lumermens Mutual Casualty
    8.300%, 12/01/37.............      60,000             49,947
                                                ----------------
                                                         148,762
                                                ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
INVESTMENT COMPANIES -- 2.3%
  Barclays Bank PLC
    7.400%, 12/15/09.............  $   75,000   $         73,830
  Dryden Investor Trust
    7.157%, 07/23/08.............     177,256            161,764
  Fidelity Investments
    7.570%, 06/15/29.............     200,000            192,700
  Merrill Lynch & Co.
    6.000%, 02/17/09.............     100,000             89,492
                                                ----------------
                                                         517,786
                                                ----------------
MEDICAL SUPPLIES/EQUIPMENT -- 0.7%
  Guidant Corp.
    6.150%, 02/15/06.............     180,000            164,394
                                                ----------------
METALS-DIVERSIFIED -- 0.7%
  Scotia Pacific Co. LLC
    6.550%, 01/20/07.............     165,012            153,048
                                                ----------------
OIL & GAS PRODUCERS -- 0.5%
  Deeptech International, Inc.
    12.000%, 12/15/00............     100,000            105,250
                                                ----------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.7%
  Halliburton Company
    8.750%, 02/15/21.............     350,000            392,875
                                                ----------------
PACKAGING & CONTAINERS -- 0.7%
  Stone Container Corp.
    9.875%, 02/01/00.............     150,000            149,625
                                                ----------------
PUBLISHING -- 0.1%
  American Lawyer Media
    9.750%, 12/15/07.............      20,000             18,775
                                                ----------------
RECREATIONAL CENTERS -- 0.2%
  Bally Total Fitness Holdings
    9.875%, 10/15/07.............      40,000             36,400
                                                ----------------
RENTAL AUTO/EQUIPMENT -- 0.1%
  United Rentals, Inc.
    9.500%, 06/01/08.............      20,000             18,350
                                                ----------------
RETAIL-DISCOUNT -- 0.8%
  Tuesday Morning Corp.
    11.000%, 12/15/07............     100,000             98,000
  Wal-Mart Stores, Inc.
    6.875%, 08/10/09.............      95,000             92,411
                                                ----------------
                                                         190,411
                                                ----------------
RETAIL-MUSIC STORE -- 0.2%
  Musicland Stores Corp.
    9.875%, 03/15/08.............      50,000             43,438
                                                ----------------
RETAIL-RESTAURANTS -- 0.3%
  Jack In The Box, Inc.
    8.375%, 04/15/08.............      75,000             67,500
                                                ----------------
                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 0.4%
  Hollywood Entertainment Corp.
    10.625%, 08/15/04............  $  100,000   $         88,750
                                                ----------------
TELECOMMUNICATIONS -- 3.1%
  Crown Castle International
    Corp.
    10.625%, 11/15/07............     100,000             69,375
  Global Telesystems Group, Inc.
    9.875%, 02/15/05.............      50,000             41,625
  Microcell Telecommunications,
    Inc.
    0.000% (until 12/01/01,
    thereafter
    14.000% to maturity),
    06/01/06.....................     150,000            133,500
  Northeast Optic Network, Inc.
    12.750%, 08/15/08............      50,000             51,000
  Pacific West
    Telecommunications, Inc.
    13.500%, 02/01/09............     100,000            102,500
  Spectrasite Holdings, Inc. 144A
    0.000% (until 3/15/05,
    thereafter 12.875% to
    maturity), 03/15/10..........     100,000             49,000
  Sprint Capital Corp.
    6.875%, 11/15/28.............     120,000            108,000
  Winstar Communications, Inc.
    144A
    12.750%, 04/15/10............     150,000            149,249
                                                ----------------
                                                         704,249
                                                ----------------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
  Covad Communications Group,
    Inc.
    0.000% (until 03/15/03,
    thereafter 13.500% to
    maturity),
    03/15/08.....................      60,000             33,825
                                                ----------------
TELEVISION -- 0.4%
  Frontiervision LP
    11.000%, 10/15/06............     100,000            102,000
                                                ----------------
TOTAL CORPORATE BONDS
  (Cost: $6,680,195).........................          6,462,361
                                                ----------------
----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 4.8%
----------------------------------------------------------------
BERMUDA -- 0.5%
  Sea Containers
    12.500%, 12/01/04............     110,000            102,025
                                                ----------------
CANADA -- 0.6%
  Teleglobe Inc.
    7.200%, 07/20/09.............     130,000            124,937
                                                ----------------
CHILE -- 0.9%
  Chilgener S.A.
    6.500%, 01/15/06.............      70,000             63,021
  Empresa Nacional de
    Electricidad
    8.125%, 02/01/49.............     120,000             99,060
  Enersis S.A.
    6.600%, 12/01/26.............      35,000             33,068
                                                ----------------
                                                         195,149
                                                ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

FOREIGN CORPORATE BONDS (Continued)
---------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
JAPAN -- 0.4%
  Bank Of Tokyo-Mitsubishi, Ltd.
    8.400%, 04/15/10.............  $   90,000   $         91,230
                                                ----------------
MEXICO -- 1.0%
  Pemex Finance, Ltd.
    6.300%, 05/15/10.............     170,000            157,515
  Pemex Finance, Ltd.
    9.690%, 08/15/09.............      75,000             80,336
                                                ----------------
                                                         237,851
                                                ----------------
UNITED KINGDOM -- 0.3%
  United Utilities PLC
    6.875%, 08/15/28.............      90,000             73,269
                                                ----------------
VENEZUELA -- 1.1%
  Cerro Negro Finance, Ltd.
    7.330%, 12/01/09.............      70,000             59,185
  PDVSA Finance Ltd. 144A
    8.750%, 02/15/04.............     110,000            108,689
  PDVSA Finance Ltd. 1998 1
    7.500%, 11/15/28.............     120,000             88,842
                                                ----------------
                                                         256,716
                                                ----------------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $1,114,110).........................          1,081,177
                                                ----------------
----------------------------------------------------------------
US TREASURY OBLIGATIONS -- 20.6%
----------------------------------------------------------------
US TREASURY BONDS -- 20.3%
  8.875%, 08/15/17...............   1,873,000          2,396,260
  12.000%, 08/15/13..............     350,000            473,284
  8.000%, 11/15/21...............   1,305,000          1,588,837
  6.375%, 05/15/00...............     150,000            150,047
                                                ----------------
                                                       4,608,428
                                                ----------------
US TREASURY NOTES -- 0.1%
  4.750%, 11/15/08...............      20,000             18,056
                                                ----------------
US TREASURY STRIPS -- 0.2%
  6.875%, 08/15/25...............     200,000             46,224
                                                ----------------
TOTAL US TREASURY OBLIGATIONS
  (Cost: $4,500,181).........................          4,672,708
                                                ----------------
----------------------------------------------------------------
AGENCY OBLIGATIONS -- 19.8%
----------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.2%
  Gold Pool # B00632
    9.000%, 06/01/06.............      14,548             14,745
  Pool # 380032
    10.000%, 10/01/03............      17,399             17,665
                                                ----------------
                                                          32,410
                                                ----------------
                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.7%
  Pool # 200112
    9.500%, 11/01/05.............  $   41,665   $         42,325
  Pool # 303262
    9.500%, 05/01/07.............      22,727             23,121
  Pool # 303481
    10.000%, 10/01/05............      18,396             18,932
  Pool # 303758
    9.500%, 07/01/06.............      17,455             17,867
  Pool # 323425
    6.000%, 12/01/28.............     162,600            148,627
  Pool # 323551
    6.000%, 02/01/29.............   1,003,569            917,325
  Pool # 363503
    9.500%, 06/01/05.............      20,757             21,247
  Pool # 481427
    6.000%, 01/01/29.............     169,677            155,095
  To Be Announced
    6.000%, 10/01/12.............     920,000            866,094
                                                ----------------
                                                       2,210,633
                                                ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 9.9%
  30YR To Be Announced
    6.500%, 03/15/29.............     550,000            518,719
  Pool # 064054
    11.500%, 02/15/13............         422                441
  Pool # 299705
    8.500%, 02/15/21.............       4,173              4,289
  Pool # 467362
    6.500%, 12/15/28.............     369,963            346,378
  Pool # 481520
    6.000%, 09/15/28.............     820,153            750,694
  Pool # 492388
    6.000%, 11/15/28.............      49,446             45,258
  Pool # 497386
    6.500%, 12/15/28.............     538,533            492,925
  Pool # 503872
    6.500%, 03/15/29.............      99,510             93,850
  Pool# 68958
    11.500%, 07/15/13............       1,082              1,197
                                                ----------------
                                                       2,253,751
                                                ----------------
TOTAL AGENCY OBLIGATIONS
  (Cost: $4,542,219).........................          4,496,794
                                                ----------------
----------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 4.5%
----------------------------------------------------------------
ARGENTINA -- 0.5%
  Federal Republic of Argentina
    0.000%, 10/15/04.............     175,000            109,375
                                                ----------------
GERMANY -- 3.6%
  Federal Republic of Germany
    Unity Bond
    8.000%, 02/21/02.............     190,000            192,410

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

FOREIGN GOVERNMENT BONDS (Continued)
---------------------------------------------------------
GERMANY (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
  Federal Republic of Germany
    7.375%, 01/03/05.............  $  600,000   $        631,382
                                                ----------------
                                                         823,792
                                                ----------------
ISRAEL -- 0.4%
  State Of Israel
    7.750%, 03/15/10.............     100,000             99,175
                                                ----------------
TOTAL FOREIGN GOVERNMENT BONDS
  (Cost: $1,149,171).........................          1,032,342
                                                ----------------
----------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 18.5%
----------------------------------------------------------------
FINANCIAL SERVICES -- 1.4%
  MBNA Master Credit Card
    Trust 2000 A
    7.350%, 04/15/00.............     310,000            313,609
                                                ----------------
MORTGAGE-COMMERCIAL -- 15.0%
  Allied Capital Commercial
    Mortgage 1998 1 144A
    6.710%, 12/25/04.............     190,000            181,450
  ARG Funding Corp. 1999 1A A3
    6.020%, 05/20/05.............     370,000            351,963
  Asset Securitization Corp. 1996
    D2 A1
    6.920%, 02/14/29.............     183,541            177,690
  Capco America Securitization
    1998 D7
    5.860%, 04/15/00.............     206,155            193,539
  Comed Transitional Funding
    Trust 1998 1 A6
    5.630%, 06/25/09.............     150,000            137,068
  Comed Transitional Funding
    Trust 1998 1 A7
    5.740%, 12/25/10.............     250,000            224,414
  Commercial Mortgage Asset Trust
    6.250%, 04/17/00.............     179,877            171,051
  CRIIMI MAE Commercial Mortgage
    Trust 1998 C1 A2 144A
    7.000%, 03/02/11.............     180,000            156,263
  DLJ Commercial Mortgage Corp.
    1998 CF1 CP
    .9064%, 04/15/05.............   3,360,000            121,406
  DLJ Mortgage Acceptance Corp.
    144A 1996 CF1 S
    .6097%, 03/12/06.............   3,911,380             68,296
  DLJ Mortgage Acceptance Corp.
    1998 A A2
    6.418%, 05/28/28.............       3,516              3,233
  Federal National Mortgage
    Association
    Aces 1996 M5 Class XS
    .5382%, 01/25/13.............   5,910,064            143,134
  Federal National Mortgage
    Association
    Aces 1997 M8 Cl X1
    .6535%, 10/25/02.............   8,630,000            126,753
                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------

MORTGAGE-COMMERCIAL (CONTINUED)

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
  Global Franchise Trust 1998 A1
    6.349%, 04/10/04.............  $  299,395   $        290,975
  GS Mortgage Securities Corp.
    1998 C1 A1
    6.060%, 10/18/30.............     160,736            152,097
  Host Marriott Pool Trust 1999 A
    6.980%, 04/03/00.............     115,182            113,652
  JP Morgan Commercial Mortgage
    Finance Corp. 1998 C6 A2
    6.533%, 01/15/30.............     330,000            317,921
  Mortgage Capital Funding, Inc.
    1998 MC3
    6.001%, 11/18/31.............     494,640            469,136
                                                ----------------
                                                       3,400,041
                                                ----------------
MORTGAGE-RESIDENTIAL -- 2.1%
  BankBoston Home Equity
    Loan Trust 1998 A4
    6.110%, 09/25/13.............     400,000            384,000
  Saxon Asset Securities Trust
    1999 1 AF3
    6.170%, 08/25/21.............     100,000             96,609
                                                ----------------
                                                         480,609
                                                ----------------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $4,290,052).........................          4,194,259
                                                ----------------

                                     NUMBER
                                   OF SHARES
----------------------------------------------------------------
MUTUAL FUNDS -- 5.3%
----------------------------------------------------------------
INVESTMENT COMPANIES -- 5.3%
  Blackrock 2001 Term Trust......      68,200            605,275
  Blackrock Strategic Term
    Trust........................      69,000            599,438
                                                ----------------
TOTAL MUTUAL FUNDS
  (Cost: $1,256,263).........................          1,204,713
                                                ----------------

                                   PRINCIPAL
                                     AMOUNT
----------------------------------------------------------------
COMMERCIAL PAPER -- 4.1%
----------------------------------------------------------------
  Peoples Gas
    0.000%, 04/03/00.............  $  569,000            568,704
  Proctor and Gamble
    0.000%, 04/05/00.............     366,000            365,691
                                                ----------------
TOTAL COMMERCIAL PAPER
  (Cost: $934,395)...........................            934,395
                                                ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT          VALUE
----------------------------------------------------------------
TIME DEPOSIT -- 1.8%
----------------------------------------------------------------
  Citibank Nassau
    5.625%, 04/03/00
    (Cost: $419,021).............  $  419,021   $        419,021
                                                ----------------

TOTAL INVESTMENTS -- 107.8%
  (COST: $24,885,607)......................        24,497,770
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (7.8%)...................................        (1,778,545)
                                             ----------------
NET ASSETS -- 100.0%.......................  $     22,719,225
                                             ----------------
                                             ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

Nicholas-Applegate Institutional Funds
Financial Highlights

For a share outstanding during the period indicated

                                                                           DISTRIBUTIONS FROM:
                                                                        -------------------------
                           NET ASSET        NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT     AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS)(1)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  6/1/99 (commenced) to
    3/31/00                 $20.01         $(0.20)         $12.03         $    -       $    -       $31.84
EMERGING COUNTRIES
  6/1/99 (commenced) to
    3/31/00                 $15.26         $(0.17)         $ 8.58         $    -       $    -       $23.67

                                             U.S. EQUITY FUNDS
LARGE CAP GROWTH
  6/1/99 (commenced) to
    3/31/00                 $28.61         $(0.21)         $21.37         $    -       $    -       $49.77
MID CAP GROWTH
  6/1/99 (commenced) to
    3/31/00                 $18.94         $(0.09)         $22.66         $    -       $    -       $41.51
SMALL CAP GROWTH
  6/1/99 (commenced) to
    3/31/00                 $13.86         $(0.15)         $13.69         $    -       ($0.35)      $27.05
VALUE
  6/1/99 (commenced) to
    3/31/00                 $22.33         $ 0.12          ($0.71)        $    -       $    -       $21.74

                                          U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  6/1/99 (commenced) to
    3/31/00                 $12.66         $ 0.65          ($0.51)        ($0.68)      $    -       $12.12

----------------------------------

(1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                  RATIOS TO AVERAGE NET ASSETS (3)
                                       ------------------------------------------------------   FUND'S
                                            NET                        EXPENSE                 PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT      TOTAL     (REIMBURSEMENTS)/    NET     TURNOVER     ENDING
                           RETURN (2)  INCOME (LOSS)   EXPENSES      RECOUPMENT      EXPENSES    RATE     (IN 000'S)
---------------------------------------------------------------------------------------------------------------------
                                             INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  6/1/99 (commenced) to
    3/31/00                   59.14%         (0.82%)      1.61%             0.04%      1.65%       158%    $ 15,571
EMERGING COUNTRIES
  6/1/99 (commenced) to
    3/31/00                   55.11%         (1.26%)      1.99%            (0.05%)     1.94%       178%    $      1

                                                  U.S. EQUITY FUNDS
LARGE CAP GROWTH
  6/1/99 (commenced) to
    3/31/00                   73.98%         (0.69%)      1.42%            (0.15%)     1.27%       154%    $ 83,785
MID CAP GROWTH
  6/1/99 (commenced) to
    3/31/00                  119.11%         (0.73%)      1.23%            (0.21%)     1.02%       115%    $     14
SMALL CAP GROWTH
  6/1/99 (commenced) to
    3/31/00                   98.68%         (0.91%)      1.62%            (0.20%)     1.42%        88%    $  5,861
VALUE
  6/1/99 (commenced) to
    3/31/00                   (2.21%)        (0.70%)      1.52%            (0.26%)     1.26%       140%    $  7,700

                                               U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  6/1/99 (commenced) to
    3/31/00                    1.20%          6.47%       1.39%            (0.69%)     0.70%       162%    $  2,810

----------------------------------

(1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000

                           INTERNATIONAL    EMERGING
                            CORE GROWTH     COUNTRIES
ASSETS
Investments, at value*     $330,188,369   $292,050,174
Foreign currencies, at
  value**                            --     12,248,350
Cash                         44,238,137     26,066,518
Receivables:
  Investment securities
    sold                     18,559,174      8,286,972
  Capital shares sold         6,620,489      4,946,750
  Dividends                     384,004        647,668
  Interest                           24            185
  From investment advisor            --             --
Unrealized gain on
  forward currency
  contracts                          --             --
Other assets                     15,153         24,888
                           ------------   ------------
    Total Assets            400,005,350    344,271,505
                           ------------   ------------
LIABILITIES
Payables:
  Bank overdraft           $    342,143   $  5,027,205
  Investments purchased      29,033,101      7,742,830
  Capital shares
    purchased                 6,754,001      4,701,423
  Collateral on
    securities loaned        44,238,137     26,066,518
  Loan                               --             --
  Dividends                          --             --
  To investment advisor         304,559        347,812
Unrealized loss on
  forward currency
  contracts                          --             --
Other liabilities               226,206        300,410
                           ------------   ------------
    Total Liabilities        80,898,147     44,186,198
                           ------------   ------------
NET ASSETS                 $319,107,203   $300,085,307
                           ------------   ------------
                           ------------   ------------

   * Investments, at cost  $264,061,879   $225,599,213
                           ------------   ------------
                           ------------   ------------
  ** Foreign currencies,
    at cost                $   (342,142)  $ 12,204,036
                           ------------   ------------
                           ------------   ------------
NET ASSETS CONSIST OF:
Paid-in capital            $238,538,177   $209,843,543
Undistributed net
  investment income
  (loss)                       (529,318)      (864,040)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                 15,414,362     24,608,301
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      65,683,982     66,497,503
                           ------------   ------------
Net assets applicable to
  all shares outstanding   $319,107,203   $300,085,307
                           ------------   ------------
                           ------------   ------------
Net Assets of Retirement
  Shares                   $ 15,571,369   $        669
Net Assets of
  Institutional Shares      303,535,834    300,084,638
                           ------------   ------------
                           ------------   ------------
Retirement Shares
  outstanding                   489,017             28
Institutional Shares
  outstanding                 9,520,126     12,666,145
                           ------------   ------------
                           ------------   ------------
Net Asset Value --
  Retirement Share         $      31.84   $      23.67
Net Asset Value --
  Institutional Share      $      31.88   $      23.69
                           ------------   ------------
                           ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                             LARGE CAP       MID CAP       SMALL CAP                  HIGH QUALITY
                              GROWTH         GROWTH         GROWTH         VALUE          BOND
ASSETS
Investments, at value*     $122,715,544   $252,510,387   $278,372,059   $31,985,276   $24,497,770
Foreign currencies, at
  value**                            --             --             --            --            --
Cash                          5,779,900     19,450,700     24,811,407       970,408            --
Receivables:
  Investment securities
    sold                      1,020,602      1,110,963      1,852,611       327,214       117,154
  Capital shares sold         2,314,652        123,947      4,127,854            --        25,879
  Dividends                      40,241          5,610         12,576        67,601         2,731
  Interest                           --             --             --            --       295,247
  From investment advisor        22,331             --         22,355         7,479        20,740
Unrealized gain on
  forward currency
  contracts                          --             --             --            --            --
Other assets                      3,373         19,147         25,044         3,528         4,893
                           ------------   ------------   ------------   -----------   -----------
    Total Assets            131,896,643    273,220,754    309,223,906    33,361,506    24,964,414
                           ------------   ------------   ------------   -----------   -----------
LIABILITIES
Payables:
  Bank overdraft           $         --   $          5   $         --   $        --   $       996
  Investments purchased       2,257,898        977,450      1,498,963     2,274,773     2,196,918
  Capital shares
    purchased                 1,928,317         24,640             --       133,242            --
  Collateral on
    securities loaned         5,779,900     19,450,700     24,811,400            --            --
  Loan                               --             --             --            --            --
  Dividends                          --             --             --            10           133
  To investment advisor          75,954        203,774        278,908        21,943         8,493
Unrealized loss on
  forward currency
  contracts                          --             --             --            --         4,813
Other liabilities                87,418        172,729        217,284        46,224        33,836
                           ------------   ------------   ------------   -----------   -----------
    Total Liabilities        10,129,487     20,829,298     26,806,555     2,476,192     2,245,189
                           ------------   ------------   ------------   -----------   -----------
NET ASSETS                 $121,767,156   $252,391,456   $282,417,351   $30,885,314   $22,719,225
                           ------------   ------------   ------------   -----------   -----------
                           ------------   ------------   ------------   -----------   -----------

   * Investments, at cost  $ 92,182,420   $129,646,172   $158,291,577   $32,057,924   $24,885,607
                           ------------   ------------   ------------   -----------   -----------
                           ------------   ------------   ------------   -----------   -----------
  ** Foreign currencies,
    at cost                $         --   $         --   $         --   $        --   $        --
                           ------------   ------------   ------------   -----------   -----------
                           ------------   ------------   ------------   -----------   -----------
NET ASSETS CONSIST OF:
Paid-in capital            $ 87,591,001   $112,406,208   $129,383,946   $32,724,026   $23,632,563
Undistributed net
  investment income
  (loss)                             --             --             --        85,603        15,863
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                  3,643,031     17,121,033     32,952,924    (1,851,668)     (504,817)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      30,533,124    122,864,215    120,080,481       (72,647)     (424,384)
                           ------------   ------------   ------------   -----------   -----------
Net assets applicable to
  all shares outstanding   $121,767,156   $252,391,456   $282,417,351   $30,885,314   $22,719,225
                           ------------   ------------   ------------   -----------   -----------
                           ------------   ------------   ------------   -----------   -----------
Net Assets of Retirement
  Shares                   $ 83,785,268   $     14,324   $  5,861,041   $ 7,699,893   $ 2,809,822
Net Assets of
  Institutional Shares       37,981,888    252,377,132    276,556,310    23,185,421    19,909,403
                           ------------   ------------   ------------   -----------   -----------
                           ------------   ------------   ------------   -----------   -----------
Retirement Shares
  outstanding                 1,683,282            345        216,710       354,225       231,775
Institutional Shares
  outstanding                   761,795      6,079,914     10,231,544     1,066,333     1,644,686
                           ------------   ------------   ------------   -----------   -----------
                           ------------   ------------   ------------   -----------   -----------
Net Asset Value --
  Retirement Share         $      49.77   $      41.51   $      27.05   $     21.74   $     12.12
Net Asset Value --
  Institutional Share      $      49.86   $      41.51   $      27.03   $     21.74   $     12.11
                           ------------   ------------   ------------   -----------   -----------
                           ------------   ------------   ------------   -----------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2000

                           INTERNATIONAL     EMERGING
                           CORE GROWTH(1)  COUNTRIES(1)
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                    $ 1,038,438    $ 1,690,682
Interest                        433,147        149,750
Securities lending              304,512        252,156
                            -----------    -----------
  Total Income                1,776,097      2,092,588
                            -----------    -----------
EXPENSES
Advisory fee                  1,730,163      2,497,173
Accounting and
  administration fees           110,921        134,018
Custodian fees                  190,385        457,245
Transfer agent fees and
  expenses                       60,920         65,754
Distribution and
  shareholder servicing
  fees                           19,059              1
Administrative services         173,017        199,774
Professional fees                58,478         68,372
Shareholder reporting            12,781         14,943
Registration fees                20,305         31,951
Trustees' fees and
  expenses                       11,141         13,026
Interest and credit
  facility fee                   15,391         19,912
Insurance                           355            522
Miscellaneous                    20,832         26,491
                            -----------    -----------
  Total Expenses              2,423,748      3,529,182
Expenses
  (reimbursed)/recouped          35,051       (207,942)
                            -----------    -----------
  Net Expenses                2,458,799      3,321,240
                            -----------    -----------
NET INVESTMENT INCOME
  (LOSS)                       (682,702)    (1,228,652)
                            -----------    -----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                 16,711,692     26,204,843
  Foreign currency
    transactions               (996,366)    (1,231,930)
                            -----------    -----------
    Net realized gain
      (loss)                 15,715,326     24,972,913
                            -----------    -----------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments                66,126,490     66,450,961
  Other assets and
    liabilities
    denominated in
    foreign currencies         (442,508)        46,542
                            -----------    -----------
        Net unrealized
          appreciation
          (depreciation)     65,683,982     66,497,503
                            -----------    -----------
NET GAIN (LOSS) ON
  INVESTMENTS                81,399,308     91,470,416
                            -----------    -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS           $80,716,606    $90,241,764
                            -----------    -----------
                            -----------    -----------
  *Foreign taxes withheld   $   114,306    $   302,203
                            -----------    -----------

------------------------------

(1)  Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                            LARGE CAP       MID CAP       SMALL CAP                  HIGH QUALITY
                            GROWTH(1)      GROWTH(1)      GROWTH(1)      VALUE(1)      BOND(1)
INVESTMENT INCOME
Dividends, net of foreign
  taxes*                   $   136,679   $    108,234   $    163,711   $   623,378   $   52,699
Interest                       118,168        285,999        321,123        32,590    1,292,443
Securities lending              12,323        248,155        510,768            --           --
                           -----------   ------------   ------------   -----------   ----------
  Total Income                 267,170        642,388        995,602       655,968    1,345,142
                           -----------   ------------   ------------   -----------   ----------
EXPENSES
Advisory fee                   344,335      1,172,637      2,019,763       246,907       84,863
Accounting and
  administration fees           26,367        101,086        135,487        25,531       13,333
Custodian fees                  49,450        100,448        187,905        40,940       48,772
Transfer agent fees and
  expenses                      27,614         52,113         70,455        25,663       20,708
Distribution and
  shareholder servicing
  fees                          82,300              1          7,358        16,338        5,930
Administrative services         45,911        156,352        201,977        32,920       18,814
Professional fees               14,864         52,356         68,655        11,567        6,564
Shareholder reporting           10,600         11,443         15,005         6,400        2,724
Registration fees               10,714         26,826         19,830        14,852        9,788
Trustees' fees and
  expenses                       2,832          9,975         13,080         2,204        1,251
Interest and credit
  facility fee                   1,276          5,437         19,358         2,893        1,737
Insurance                           62            379            578           154           57
Miscellaneous                    8,440         21,203         26,617         7,034        5,605
                           -----------   ------------   ------------   -----------   ----------
  Total Expenses               624,765      1,710,256      2,786,068       433,403      220,146
Expenses
  (reimbursed)/recouped        (73,763)      (131,914)      (388,726)      (79,755)    (126,523)
                           -----------   ------------   ------------   -----------   ----------
  Net Expenses                 551,002      1,578,342      2,397,342       353,648       93,623
                           -----------   ------------   ------------   -----------   ----------
NET INVESTMENT INCOME
  (LOSS)                      (283,832)      (935,954)    (1,401,740)      302,320    1,251,519
                           -----------   ------------   ------------   -----------   ----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss)
  from:
  Securities                 3,926,863     18,056,987     38,511,301    (1,851,668)    (504,817)
  Foreign currency
    transactions                    --             --             --            --        8,910
                           -----------   ------------   ------------   -----------   ----------
    Net realized gain
      (loss)                 3,926,863     18,056,987     38,511,301    (1,851,668)    (495,907)
                           -----------   ------------   ------------   -----------   ----------
Change in unrealized
  appreciation
  (depreciation) of:
  Investments               30,533,124    122,864,215    120,080,481       (72,647)    (387,837)
  Other assets and
    liabilities
    denominated in
    foreign currencies              --             --             --            --      (36,547)
                           -----------   ------------   ------------   -----------   ----------
        Net unrealized
          appreciation
          (depreciation)    30,533,124    122,864,215    120,080,481       (72,647)    (424,384)
                           -----------   ------------   ------------   -----------   ----------
NET GAIN (LOSS) ON
  INVESTMENTS               34,459,987    140,921,202    158,591,782    (1,924,315)    (920,291)
                           -----------   ------------   ------------   -----------   ----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS          $34,176,155   $139,985,248   $157,190,042   $(1,621,995)  $  331,228
                           -----------   ------------   ------------   -----------   ----------
                           -----------   ------------   ------------   -----------   ----------
  *Foreign taxes withheld  $     2,751             --             --            --           --
                           -----------   ------------   ------------   -----------   ----------

------------------------------

(1)  Commenced operations on 5/7/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED MARCH 31

                           INTERNATIONAL CORE GROWTH  EMERGING COUNTRIES
                                    2000(1)                2000(1)
                           -------------------------  ------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                       $   (682,702)          $ (1,228,652)
  Net realized gain
    (loss)                         15,715,326             24,972,913
  Net unrealized
    appreciation
    (depreciation)                 65,683,982             66,497,503
                                 ------------           ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations                   80,716,606             90,241,764
                                 ------------           ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Retirement Class                   (1,855)                    --
    Institutional Class              (145,725)                    --
  From net realized gains
    Retirement Class                       --                     --
    Institutional Class                    --                     --
                                 ------------           ------------
    Total distributions              (147,580)                    --
                                 ------------           ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Retirement Class               25,716,559                    438
    Institutional Class           284,041,615            235,356,729
  Distributions
    reinvested
    Retirement Class                    1,855                     --
    Institutional Class               124,755                     --
  Cost of shares redeemed
    Retirement Class              (14,594,931)                    --
    Institutional Class           (56,751,676)           (25,513,624)
                                 ------------           ------------
    Net increase
      (decrease) in net
      assets from share
      transactions                238,538,177            209,843,543
                                 ------------           ------------
    Net Increase
      (Decrease) in Net
      Assets                      319,107,203            300,085,307
NET ASSETS
  Beginning                                --                     --
                                 ------------           ------------
  Ending                         $319,107,203           $300,085,307
                                 ------------           ------------
                                 ------------           ------------
  Undistributed net
    investment income
    (loss), ending               $   (529,318)          $   (864,040)
                                 ------------           ------------
                                 ------------           ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                       964,480                     28
    Distributions
      reinvested                           58                     --
    Shares redeemed                  (475,521)                    --
                                 ------------           ------------
    Net Retirement Share
      Activity                        489,017                     28
                                 ------------           ------------
                                 ------------           ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                    11,515,928             13,836,324
    Distributions
      reinvested                        3,880                     --
    Shares redeemed                (1,999,682)            (1,170,179)
                                 ------------           ------------
    Net Institutional
      Share Activity                9,520,126             12,666,145
                                 ------------           ------------
                                 ------------           ------------

------------------------------

(1)  Commenced operations on 5/7/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                           LARGE CAP GROWTH  MID CAP GROWTH  SMALL CAP GROWTH      VALUE       HIGH QUALITY BOND
                               2000(1)          2000(1)          2000(1)          2000(1)           2000(1)
                           ----------------  --------------  ----------------  --------------  -----------------
INCREASE (DECREASE) IN
NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)                  $   (283,832)    $   (935,954)    $ (1,401,740)    $    302,320      $ 1,251,519
  Net realized gain
    (loss)                     3,926,863       18,056,987       38,511,301       (1,851,668)        (495,907)
  Net unrealized
    appreciation
    (depreciation)            30,533,124      122,864,215      120,080,481          (72,647)        (424,384)
                            ------------     ------------     ------------     ------------      -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations              34,176,155      139,985,248      157,190,042       (1,621,995)         331,228
                            ------------     ------------     ------------     ------------      -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Retirement Class                  --               --               --          (36,526)        (149,889)
    Institutional Class               --               --               --         (180,191)      (1,094,677)
  From net realized gains
    Retirement Class                  --               --          (59,712)              --               --
    Institutional Class               --               --       (4,096,925)              --               --
                            ------------     ------------     ------------     ------------      -----------
    Total distributions               --               --       (4,156,637)        (216,717)      (1,244,566)
                            ------------     ------------     ------------     ------------      -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Retirement Class          64,848,074           15,448        4,632,423       10,605,176        3,758,674
    Institutional Class       33,199,870      164,024,433      229,057,661       39,557,331       24,431,234
  Distributions
    reinvested
    Retirement Class                  --               --           59,711           36,526          149,887
    Institutional Class               --               --        3,913,443          162,222        1,093,702
  Cost of shares redeemed
    Retirement Class          (5,750,425)              --       (1,089,181)      (2,742,281)      (1,003,663)
    Institutional Class       (4,706,518)     (51,633,673)    (107,190,111)     (14,894,948)      (4,797,271)
                            ------------     ------------     ------------     ------------      -----------
    Net increase
      (decrease) in net
      assets from share
      transactions            87,591,001      112,406,208      129,383,946       32,724,026       23,632,563
                            ------------     ------------     ------------     ------------      -----------
    Net Increase
      (Decrease) in Net
      Assets                 121,767,156      252,391,456      282,417,351       30,885,314       22,719,225
NET ASSETS
  Beginning                           --               --               --               --               --
                            ------------     ------------     ------------     ------------      -----------
  Ending                    $121,767,156     $252,391,456     $282,417,351     $ 30,885,314      $22,719,225
                            ------------     ------------     ------------     ------------      -----------
                            ------------     ------------     ------------     ------------      -----------
  Undistributed net
    investment income
    (loss), ending          $         --     $         --     $         --     $     85,603      $    15,863
                            ------------     ------------     ------------     ------------      -----------
                            ------------     ------------     ------------     ------------      -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                1,826,395              345          275,474          480,770          303,597
    Distributions
      reinvested                      --               --            3,045            1,620           10,619
    Shares redeemed             (143,113)              --          (61,809)        (128,165)         (82,441)
                            ------------     ------------     ------------     ------------      -----------
    Net Retirement Share
      Activity                 1,683,282              345          216,710          354,225          231,775
                            ------------     ------------     ------------     ------------      -----------
                            ------------     ------------     ------------     ------------      -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
    Shares sold                  891,596        7,728,872       15,406,294        1,756,417        1,950,011
    Distributions
      reinvested                      --               --          199,564            7,193           90,095
    Shares redeemed             (129,801)      (1,648,958)      (5,374,314)        (697,277)        (395,420)
                            ------------     ------------     ------------     ------------      -----------
    Net Institutional
      Share Activity             761,795        6,079,914       10,231,544        1,066,333        1,644,686
                            ------------     ------------     ------------     ------------      -----------
                            ------------     ------------     ------------     ------------      -----------

------------------------------

(1)  Commenced operations on 5/7/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust, the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of nineteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and seven Funds offer Retirement shares ("Class R"). The Class R shares have no sales charge and distribution fees but have a shareholder servicing fee. The seven Funds offering Class R shares are covered in this report with each Fund's operations accounted for separately.

REORGANIZATION

  On May 7, 1999, the Trust was renamed Nicholas-Applegate Institutional Funds to be the successor entity to the institutional assets of Nicholas-Applegate Mutual Funds (NAMF). On that date, substantially all of the institutional assets of the single-class series of NAMF were transferred to the renamed Trust in a tax-free exchange for Class I shares of the corresponding Funds of the Trust, which for accounting purposes is treated as a continuation of the portfolios. Concurrently, substantially all institutional shareholders of the multi-class series of NAMF exchanged their shares for corresponding Class I shares of the respective Funds of the Trust, which has been accounted for as a taxable exchange and a commencement of operations of those Funds.

  The investment objectives, policies and limitations of the Funds of the Trust are identical in every respect to the corresponding portfolios of the NAMF. The investment management fees and expense limitations are also identical. The Trust is authorized to issue an unlimited number of shares. Class R shares were first available on May 21, 1999.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by Management in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the same basis as used for federal tax reporting.

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash.

  The market value of securities on loan and the related collateral at March 31, 2000 were:

                                            MARKET VALUE   COLLATERAL
FUND                                         (IN 000'S)    (IN 000'S)
----                                        ------------   -----------
International Core Growth.................    $ 42,035      $ 44,238
Emerging Countries........................      25,075        26,067
Large Cap Growth..........................       5,587         5,780
Mid Cap Growth............................      18,939        19,451
Small Cap Growth..........................      24,146        24,811

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. On December 31, 1999 International Core Growth Fund borrowed $12,200,000 for four days at an interest rate of 5.158%. On March 31, 2000 the

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

Global Technology Fund and Mini Cap Fund borrowed a total of $4,015,000 at an interest rate of 6.610%. These were the only uses of the credit facility during the periods presented.

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects capital loss carryforwards as of March 31, 2000.

                                           CAPITAL LOSS
                                           CARRYFORWARD   EXPIRATION
FUND                                        (IN 000'S)       DATE
----                                       ------------   ----------
Value....................................    $    710     3/31/2008
High Quality Bond........................         279     3/31/2008

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Advisor of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Emerging Countries..................   1.25%
Small Cap Growth and International
  Core Growth.......................   1.00%
Large Cap Growth, Value and Mid Cap
  Growth............................   0.75%
High Quality Bond...................   0.45%

  The fees are reduced on Mid Cap Growth, High Quality Bond and International Core Growth when the average net assets exceed $500 million.

  Under an Administrative Services agreement the Investment Advisor provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%. For High Quality Bond Fund, the Investment Advisor has entered into an agreement with Criterion Investment Management LLC, ("the subadvisor"). The agreement states that the subadvisor will receive a fee paid by the advisor at an annualized rate of 0.25% of each of the Fund's daily net assets.

  The Investment Advisor has agreed to limit the Fund's expenses to certain levels through March 31, 2000. Expenses reimbursed by the Investment Advisor prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Advisor from July 24,

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Advisor will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes and brokerage) when they fall below the limit, and the voluntary limit.

                                     EXPENSE LIMIT
                               --------------------------   UNREIMBURSED
                               INSTITUTIONAL   RETIREMENT      AMOUNTS
FUND                               CLASS         CLASS       AT 3/31/00
-----------------------------  -------------   ----------   -------------
International Core Growth....      1.40%         1.65%       $  236,220
Emerging Countries...........      1.65%         1.90%        1,021,568
Large Cap Growth.............      1.00%         1.25%          139,357
Mid Cap Growth...............      1.00%         1.25%          950,145
Small Cap Growth.............      1.17%         1.42%        1,651,050
Value........................      1.00%         1.25%          311,946
High Quality Bond............      0.45%         0.70%          609,097

  The Class R shares have a shareholder servicing agreement with the Distributor. The shareholder servicing plan is a compensation plan, which compensates the Distributor for expenses in connection with non-distribution shareholder services provided by the Distributor to other financial institutions. The Retirement Class pays an annual fee on its average daily net assets of up to 0.25% under the shareholder servicing agreement.

  Certain officers of the Trust are also officers of the Investment Advisor and Distributor. The Trustees who are not affiliated with the Investment Advisor receive annual compensation of approximately $18,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the year ended March 31, 2000 to indicate the volume of transactions in each Fund. The tax cost of securities held at March 31, 2000 and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                  NET
                                                                  GROSS          GROSS         UNREALIZED
                       PURCHASES                                UNREALIZED     UNREALIZED     APPRECIATION
                          (IN         SALES       TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
FUND                    $000'S)    (IN $000'S)   (IN $000'S)   (IN $000'S)    (IN $000'S)     (IN $000'S)
----                   ---------   -----------   -----------   ------------   ------------   --------------
Int'l Core Growth....   425,398       322,135       265,185        75,742        10,739           65,003
Emerging Countries...   423,972       409,738       226,839        75,477        10,266           65,211
Large Cap Growth.....   160,433        80,420        92,182        31,095           561           30,534
Mid Cap Growth.......   213,392       232,280       129,946       128,017         5,453          122,564
Small Cap Growth.....   202,313       280,119       159,498       127,283         8,409          118,874
Value................    55,337        49,781        32,521         1,876         2,412             (536)
High Quality Bond....    42,191        35,444        24,903           203           608             (405)

NOTE E -- FINANCIAL INSTRUMENTS

  During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

FORWARDS

  When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

  At March 31, 2000, High Quality Bond Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                                                                      NET
                                                                                   UNREALIZED
                                         LOCAL        SETTLEMENT       MARKET    APPRECIATION/
                                       CURRENCY          DATE          VALUE     (DEPRECIATION)
                                       ---------   ----------------   --------   --------------
                                                                        US$           US$
HIGH QUALITY BOND
To Buy:
Australian Dollar....................    340,000       May 10, 2000    206,467      $(10,137)
European Euro........................    200,000       May 10, 2000    191,853        (9,782)

To Sell:
Australian Dollar....................    170,000       May 10, 2000   (103,233)        1,223
European Euro........................    435,000       May 10, 2000   (417,280)        8,161
European Euro........................    115,000       May 10, 2000   (110,315)        3,029
European Euro........................    175,000       May 10, 2000   (167,871)        2,325
European Euro........................    135,000       May 10, 2000   (129,501)          368
                                                                                    --------
Net equity in foreign currency
 exchange contracts..................                                               $ (4,813)
                                                                                    ========

FUTURES

  At March 31, 2000, High Quality Bond Fund had outstanding futures contracts as follows:

                                               MATURITY                   VALUE AT     UNREALIZED
                                     UNITS       DATE      OPEN VALUE     3/31/2000    GAIN (LOSS)
                                    --------   ---------   -----------   -----------   -----------
United States Treasury Bond.......     12      6/16/2000   $1,133,062    $ 1,172,250    $ 39,188
United States Treasury Bond.......    (20)     6/16/2000   (1,899,375)    (1,961,563)    (62,188)
                                                                                        --------
Total Futures.....................                                                      $(23,000)
                                                                                        ========

  At March 31, 2000, the following securities, included in the accompanying schedule of investments, were deposited in a segregated custodian account as collateral for the futures contracts:

                                                           PRINCIPAL      VALUE
                                                            AMOUNT     AT 3/31/2000
                                                           ---------   ------------
GNMA Pool #467362, 6.5%, 12/15/28........................  $369,963      $346,378
United States Treasury Bond, 8.875%, 8/15/17.............   250,000       319,843
                                                                         --------
Total collateral for futures contracts...................                $666,221
                                                                         ========

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

NOTE F -- ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

  The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                                                               FOREIGN SOURCE
FUND:                                                             INCOME:        FTC TOTAL:
-----                                                             -------        ----------
International Core Growth                                        $1,055,509       $131,906
Emerging Countries                                                       $0             $0
Large Cap Growth                                                          0              0
Mid Cap Growth                                                            0              0
Small Cap Growth                                                          0              0
Value                                                                     0              0
High Quality                                                              0              0

  The percentage of ordinary dividends paid by the Funds during the year ended 3/31/00, which qualify for the Dividends Received Deduction available to corporate shareholders was:

FUND:                                                         PERCENTAGE:
-----                                                         -----------
International Core Growth                                         0.00%
Emerging Countries                                                0.00%
Large Cap Growth                                                  3.16%
Mid Cap Growth                                                    0.59%
Small Cap Growth                                                  0.41%
Value                                                           100.00%
High Quality                                                      4.20%

  The Funds hereby designate the following approximate amounts as capital gains distributions for the purpose of the Dividends Paid Deduction:

FUND:                                                         AMOUNTS:
-----                                                         --------
International Core Growth                                      $0
Emerging Countries                                              0
Large Cap Growth                                                0
Mid Cap Growth                                                  0
Small Cap Growth                                                0
Value                                                           0
High Quality                                                    0

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------
ERNST & YOUNG LLP
725 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017
PHONE: 213 977 3200

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the following series of Nicholas-Applegate Institutional Funds: International Core Growth Fund, Emerging Countries Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Value Fund and High Quality Bond Fund (hereinafter the "Funds") as of March 31, 2000 and the related statements of operations, the statements of changes in net assets and the financial highlights for the respective periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Nicholas-Applegate Institutional Funds, named above, as of March 31, 2000, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
May 5, 2000

--------------------------------------------------------------------------------

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                               Arthur E. Nicholas
                                 Walter E. Auch
                               Darlene T. DeRemer
                                George F. Keane

                                    OFFICERS

                         John J.P. McDonnell, PRESIDENT
                         E. Blake Moore, Jr., SECRETARY
                          C. William Maher, TREASURER

                               INVESTMENT ADVISER

                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR

                         Nicholas-Applegate Securities

                                   CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                       State Street Bank & Trust Company

NICHOLAS-APPLEGATE-Registered
                   Trademark-
INSTITUTIONAL FUNDS

600 West Broadway
San Diego, California 92101
800 - 551 - 8643
Nicholas-Applegate Securities, Distributor






                                                                      ANN300RET